Securities Act Registration No. 333-206889
Investment Act Registration No. 811-05192

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 16	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 197	[X]

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

MORGAN B.S. LORENZEN
Second Vice President, Assistant General Counsel
Ameritas Life Insurance Corp.
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2024 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on pursuant to paragraph (a)(1) of rule 485 under the Securities Act.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Direction Variable Annuity Flexible Premium Deferred Variable Annuity
Ameritas Life Insurance Corp.	Ameritas Life
Ameritas Variable Separate Account VA-2	5900 O Street
May 1, 2024	Lincoln, NE 68510

If you are a new investor in the Policy, you may cancel your Policy within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. (Some states refer to this as a "Right to Examine.") Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Accumulation Value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

This prospectus describes the Direction Variable Annuity a flexible premium deferred variable annuity (the "Policy"), especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. It provides optional riders for you to select from to meet your particular needs, ask your sales representative or us which of these riders are available in your state. As an annuity, the Policy provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

The Policy includes a Waypoint Income Rider that is not available for sale after September 1, 2020. Once activated, it guarantees a series of annualized withdrawals from your Policy, regardless of the Accumulation Value, until the death of the last surviving Covered Person. Policy expenses are higher when the Waypoint Income Rider is activated and if other optional riders are selected.

You may allocate all or part of your Accumulation Value among a variety of Subaccount variable Investment Options where you have the investment risk, including possible loss of principal. (The Subaccounts are listed in APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY ("APPENDIX A") of this prospectus.)

You may also allocate all or part of your investment to a Fixed Account fixed interest rate option where we have the investment risk and guarantee a certain return on your investment. The Fixed Account is part of our General Account and is subject to the financial strength and claims paying ability of the Company.

You may access certain documents relating to the Policy and Subaccounts electronically. Current prospectuses and reports for the Policy and Subaccounts are available on our website, and updated prospectuses are posted on or about May 1 of each year. Prospectuses may be supplemented throughout the year, and copies of all supplements are also available on our website. We post annual reports on our website shortly after March 1 each year.

We may make other documents available to you electronically through the email address that you provide to us. When electronic delivery becomes available, and upon your election to receive information online, we will notify you when a transaction pertaining to your Policy has occurred or a document impacting your Policy or the Subaccounts has been posted. In order to receive your Policy documents online you should have regular and continuous Internet access.

Please Read this Prospectus Carefully and Keep It for Future Reference.

It provides information you should consider before investing in a Policy.

Prospectuses for the portfolios that underlie the Subaccount variable Investment Options are available without charge from your sales representative or from our Service Center.

Policy guarantees, which are obligations of the General Account,

are subject to the financial strength and claims paying ability of the Company.

The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the

SEC's staff and is available at investor.gov.

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain features described in this prospectus, may not be available in all states.

If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

NOT FDIC INSURED ■ MAY LOSE VALUE ■ NO BANK GUARANTEE
Ameritas Life Insurance Corp. (Company, we, us, our, Ameritas Life, Depositor)
Service Center, P.O. Box 81889, Lincoln, Nebraska 68501 800-745-1112 ameritas.com
Direction Variable Annuity	1

TABLE OF CONTENTS

TABLE OF CONTENTS

Contacting Us. To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.,

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

OR

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-745-1112

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

ameritas.com

Email: clientservices@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the correct form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Written Notice. To provide you with timely service, we accept some Written Notices by email and fax. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon email and faxed signatures that reasonably appear to us to be genuine.

Make checks payable to:

"Ameritas Life Insurance Corp."

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

DEFINED TERMS	3
KEY INFORMATION	4
OVERVIEW OF THE POLICY	6
FEE TABLE	7
PRINCIPAL RISKS OF INVESTING	9
THE COMPANY	11
THE SEPARATE ACCOUNT	11
PORTFOLIO COMPANIES	12
VOTING RIGHTS	12
THE FIXED ACCOUNT FIXED INTEREST RATE OPTION	12
CHARGES	13
GENERAL DESCRIPTION OF THE POLICY	16
Policy Rights
State Variations
Policy Provisions and Limitations
General Account
Policy or Registrant Changes
ANNUITY PERIOD	23
BENEFITS AVAILABLE UNDER THE POLICY	24
Allowable Benefit Rider Combinations
Additional Information On Benefits Available Under The Policy
PURCHASES AND ACCUMULATION VALUE	38
SURRENDERS AND WITHDRAWALS	40
TAXES	42
LEGAL PROCEEDINGS	43
FINANCIAL INFORMATION	43
APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY	44
APPENDIX B: TAX-QUALIFIED PLAN DISCLOSURES	49
STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT	55
REPORTS TO YOU	55
FINRA PUBLIC DISCLOSURE PROGRAM

Direction Variable Annuity	2

DEFINED TERMS

Defined terms, other than "we, us, our" and "you and your," are shown using initial capital letters in this prospectus.

Accumulation Units are accounting units of measurement used to calculate the Accumulation Value allocated to Subaccounts of the Separate Account. They are similar to shares of a mutual fund. The Policy describes how Accumulation Units are calculated.

Account Value/Accumulation Value/Policy Value is the value of the Policy before any applicable surrender charge. On the Maturity Date, the Account Value/Accumulation Value/Policy Value will be used to determine the annuity payments under the annuity option you select.

Annuitant is the individual, or individuals if there are joint Annuitants, whose life is used to determine the duration of any annuity payments involving life contingencies. While the Annuitant is alive, and prior to the Maturity Date, you, as Owner, may name a new Annuitant by providing us Written Notice, unless the Owner is not a natural person.

Attained Age is age on nearest birthday.

Beneficiary(ies) means the person(s) designated to receive any benefits under the Policy upon the death of the Owner or, after annuity income payments begin, the death of the Annuitant.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Accumulation Value less applicable surrender charges, Policy fees, and any premium tax charge not previously deducted.

Company, we, us, our, Ameritas Life, Depositor refers to Ameritas Life Insurance Corp.

Fixed Account is an investment option provided by us which is part of our General Account.

General Account is made up of all the general assets of the Company, other than those in the Separate Account or other segregated accounts.

Investment Options means collectively the Subaccounts and the Fixed Account. You may allocate Net Premiums and reallocate Account Value among the Investment Options.

Maturity Date is the date annuity payments are scheduled to begin. You may change this date, as permitted by the Policy and described in this prospectus. The earliest date that you may choose is three years after your Policy Date.

Net Premium is any premium received less any applicable premium taxes.

Owner, you, your is you - the person, or persons if there are joint Owners, named in the application or in the latest change for which we receive Written Notice. The Owner may exercise Policy rights, subject to any assignment and to the rights of any irrevocable Beneficiary.

Policy Date is the date two Business Days after we receive your application in good order and the initial premium. It is the date used to determine Policy Years, Policy Months and Policy Anniversaries.

Policy Year/Month/Anniversary is measured from the respective anniversary dates of this Policy.

Portfolio Company is any company in which the Registrant invests and which may be selected as an option by you.

Pro-Rata is allocating a dollar amount among the Investment Options in proportion to the Accumulation Value in those Investment Options.

Rider Charge Base is the value used to calculate the monthly Waypoint Income Rider charge for each Policy Month.

Separate Account is a separate investment account established and maintained by us in accordance with Nebraska law and registered in accordance with the Investment Company Act of 1940, as amended.

Subaccounts are the divisions within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying portfolio. (Also referred to as an Investment Option.)

Written Notice or Request refers to written notice, signed by you, in good order, and on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 O Street, Lincoln, NE 68510), by email, or by faxing 1-402-467-7335. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by email or fax, we have the right to implement the request if the copied or faxed signature appears to be a copy of your genuine original signature.

Direction Variable Annuity	3

KEY INFORMATION

Important Information You Should Consider About the Policy

	Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals

In general, if you withdraw money from or surrender your Policy, within 7 years following your last premium payment you will be assessed a withdrawal charge. The maximum withdrawal charge is 8% of the premium withdrawn, and the maximum number of years that a withdrawal charge may be assessed since the last premium payment is 7 years. The withdrawal charge is a percentage of each premium payment based on the date each premium is received. Funds are distributed on first-in, first-out basis, for withdrawal charge purpose only. Withdrawal charges can be found in the FEE TABLE section.

For example, the maximum withdrawal charge during the first Policy Year assuming an Accumulation Value of $100,000, is $8,000.

Free partial withdrawals are available during the withdrawal charge period, as provided by optional riders, at additional charge. If a withdrawal is made pursuant to a free withdrawal rider in excess of the free withdrawal amount, premiums are withdrawn first and are subject to withdrawal charges.

FEE TABLE CHARGES SURRENDERS AND WITHDRAWALS
Transaction Charges

In addition to withdrawal charges, you may be charged for other transactions, such as when you make a premium payment (state premium taxes) or transfer Accumulation Value between Investment Options (Transfer Fee).

You will be charged a $14 fee for a wire transfer if you request one. The fee is deducted from the gross amount of the partial withdrawal or surrender.

FEE TABLE CHARGES

Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.

				FEE TABLE CHARGES APPENDIX A
	ANNUAL FEE	MINIMUM	MAXIMUM
	Base Policy (1) (2) (3)	1.00%	1.35%
	Base Policy (3)	$40	$50
	Investment Options (4) (Portfolio Company fees and expenses)	0.26%	1.94%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%(5)	2.50%(6)

(1)	Deducted daily from assets allocated to the Separate Account to equal the annual percentage shown.
(2)	The total of mortality and expense risk charge plus administrative fee.
(3)	An Annual Policy Fee is also withdrawn each Policy Anniversary. The Maximum Annual Policy Fee is $50, and the Minimum Annual Policy Fee is $40. The Annual Policy Fee is waived only in those Policy Years that Accumulation Value is at least $50,000 on a Policy Anniversary.
(4)	Total operating expenses charged by the portfolio companies before any waivers or reductions.
(5)	Deducted monthly from Accumulation Value to equal the annual % shown. This charge is the current charge for the least expensive optional benefit, the Return of Premium Death Benefit Rider.
(6)	Charge is determined by applying the percentage to the Rider Charge Base and is deducted during the accumulation and withdrawal phases. Deducted monthly from Accumulation Value to equal the annual % shown. This charge is the maximum charge for the most expensive optional benefit, the Waypoint Income Rider – Joint Spousal. Not available in qualified employer retirement plans. Available in IRAs (Traditional, Roth, SEP, and SIMPLE) and non-qualified plans.

Direction Variable Annuity	4

	Fees and Expenses	Location in Prospectus
Ongoing Fees and Expenses (annual charges) (continued)

Because your Policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Policy, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost:

$1,509

Assumes:

•          Investment of $100,000

•          5% annual appreciation

•          Least expensive combination of Policy Classes and Portfolio Company fees and expenses

•          No optional benefits

•          No sales charges

•          No additional purchase payments, transfers or withdrawals

Highest Annual Cost:

$6,923

Assumes:

•          Investment of $100,000

•          5% annual appreciation

•          Most expensive combination of Policy Classes, optional benefits, and Portfolio Company fees and expenses

•          No sales charges

•          No additional purchase payments, transfers or withdrawals

Risks
Risk of Loss	You can lose money by investing in this Policy, including loss of your premiums (principal).	Cover Page PRINCIPAL RISKS OF INVESTING IN THE POLICY
Not a Short-Term Investment

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy will usually be unsuitable for short-term savings. This Policy is not considered a short-term investment because of the 7-year surrender charge period and the possibility for taxes and a tax penalty. Because of the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.

OVERVIEW OF THE POLICY PRINCIPAL RISKS OF INVESTING IN THE POLICY
Risks Associated with Investment Options

An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy. Each Investment Option (including the Fixed Account) will have its own unique risks. You should review these Investment Options before making an investment decision. The Fixed Account is subject to the financial strength and claims paying ability of the Company.

PRINCIPAL RISKS OF INVESTING IN THE POLICY OVERVIEW OF THE POLICY
Insurance Company Risks

An investment in the Policy is subject to the risks related to the Company including that any obligations (including under the Fixed Account Investment Option), guarantees, or benefits are subject to the claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available on its website, ameritas.com/about/financial-strength, or is available upon request by contacting our Service Center at 800-745-1112.

Cover Page OVERVIEW OF THE POLICY

Restrictions
Investments

In addition to the right of each Portfolio Company to impose restrictions on excessive trading, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interest of other Policy Owners.

Transfers among Subaccounts or the Fixed Account must be at least $250, or the entire Subaccount or Fixed Account if less. The first 15 transfers each Policy Year are free. Thereafter, we charge $10 for each transfer.

For Policies issued with the No Surrender Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

A transfer from the Fixed Account (except made pursuant to a systematic transfer program) may be made only once each Policy Year; may be delayed up to six months and is limited during any Policy Year to the greater of 25% of the Fixed Account value on the date of the transfer during that Policy Year, the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or $1,000.

Ameritas Life reserves the right to remove or substitute portfolio companies as Investment Options that are available under the Policy.

PRINCIPAL RISKS OF INVESTING IN THE POLICY GENERAL DESCRIPTION OF THE POLICY BENEFITS AVAILABLE UNDER THE POLICY APPENDIX A
Direction Variable Annuity	5

	Restrictions	Location in Prospectus
Optional Benefits

Some optional benefits were available to be elected at Policy issue only. Certain optional benefits limit or restrict the Investment Options that you may select under the Policy. We may change these restrictions in the future. Withdrawals that exceed the limits of an optional benefit rider may affect the availability of the benefit by reducing the benefit, and/or could transition the rider into a new phase automatically. We may discontinue offering, or modify the terms of, optional benefits for new sales at any time.

While the Waypoint Income Rider is in force, all Policy Accumulation Value must be allocated to the permitted Investment Options approved for this rider.

BENEFITS AVAILABLE UNDER THE POLICY
Taxes
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

There is no additional tax benefit if you purchase the Policy through a tax-qualified plan or individual retirement account (IRA).

Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

TAXES APPENDIX B
Conflicts of Interest
Investment Professional Compensation

Your representative may receive compensation for selling this Policy to you, both in the form of commissions and additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your representative to recommend this Policy over another investment for which the representative is not compensated or compensated less.

CHARGES
Exchanges

Some representatives may have financial incentive to offer you a new policy in place of the one you already own. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable to purchase the new Policy, rather than continue to own your current Policy.

CHARGES

OVERVIEW OF THE POLICY

The Direction Variable Annuity Policy is a flexible premium deferred variable annuity policy designed to help you meet long-term financial goals. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your Beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option, as a death benefit, or a benefit under an applicable rider.

The Policy includes optional riders for you to select from to meet your particular needs; not all will be available in all states. Associated charges are discussed in this prospectus' FEE TABLE and CHARGES sections.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, Tax-Sheltered Annuities, etc. This prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' APPENDIX B: TAX-QUALIFIED PLAN DISCLOSURES ("APPENDIX B") to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax qualified plans.

The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the Investment Options, and withdraw some or all of the value of your Policy. You can allocate your premiums among a wide spectrum of Investment Options. In the Separate Account variable Investment Options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The Investment Options are described on this prospectus' APPENDIX A. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to a withdrawal charge, income tax and a penalty tax.

Direction Variable Annuity	6

Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select or the later of the third Policy Anniversary or the Policy Anniversary nearest the Annuitant's 95th birthday. During the annuity income period, we will pay a stream of periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable. During the annuity income period, you will be unable to make withdrawals, and death benefits and living benefits will terminate.

Guarantees, which are obligations of the General Account are subject to the financial strength and claims paying ability of the Company.

Death Benefit

▪	A standard death benefit is paid upon the death of the Owner unless a different death benefit is payable by means of an optional death benefit rider.
▪	The standard death benefit is the Accumulation Value if paid before the Maturity Date. After the Maturity Date, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

Surrenders and Withdrawals

You can surrender the Policy in full at any time prior to the Maturity Date for its Cash Surrender Value, or, within limits, withdraw part of the Accumulation Value. Applicable charges are shown in the FEE TABLE.

Withdrawals
▪	Surrender charges apply to withdrawals from the base Policy for 7 years after premium is received.
▪	Riders with shorter surrender charge schedules are available for an additional charge.
▪	Each year after the first Policy Year you may withdraw 10% of the Accumulation Value without a surrender charge.
▪	Surrender charges may be waived under certain circumstances involving terminal illness or confinement.
▪	Each withdrawal must be at least $250.

Annuity Income

Several fixed annuity income options are available.

Optional Riders

This Policy allows you the opportunity to select, and pay for, only those variable annuity Policy riders you want by "unbundling" riders that are often incorporated into a base variable annuity Policy. These options are currently only available at Policy issue. Certain options may not be available in combination with other options. Some of these riders are not available in some states. For riders not available in your state on the date of your purchase, we may make them available to existing Owners for a limited time after the option becomes available. Each of the options is principally described in BENEFITS AVAILABLE UNDER THE POLICY section. More detail concerning fees can be found in the FEE TABLE.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy or transfer Accumulation Value between Investment Options. State premium taxes may also be deducted.

► denotes Base Policy; ❖ denotes Optional Rider

TRANSACTION EXPENSES
Sales Load Imposed on Purchases	0%

Premium Taxes *	3.5%

Deferred Sales Load (or Surrender Charge) *	8%

Exchange Fee *	$10

Wire Transfer Fee (per wire) *	$14

*	Charges and Fees are more fully explained in the CHARGES section.

Direction Variable Annuity	7

The next table describes the fees and expenses that you will pay each year during the time that you own the Policy (not including Portfolio Company fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL POLICY EXPENSES
	Guaranteed Maximum Fees	Current Fees
ADMINISTRATIVE EXPENSES (1, 2)	$50	$40
BASE POLICY EXPENSES (3)	1.35%	1.00%
OPTIONAL BENEFIT EXPENSES (4)
❖ Annual Fees For Optional Withdrawal Charge Riders:
❖ 4-Year Surrender Charge Rider (5) (6)	0.35%	0.20%
❖ No Surrender Charge Rider (5)	0.60%	0.40%
❖ Minimum Premium Rider (5) (7)	0.50%	0.35%
❖ Step-Up Death Benefit Rider (5)	0.50%	0.25%
❖ Return of Premium Death Benefit Rider (5)	0.20%	0.10%
❖ Enhanced Death Benefit Rider (5)	0.40%	0.30%
❖ Waypoint Income Rider (5) (8)
Single Life	2.00%	1.25%
Joint Spousal (8)	2.50%	1.40%

(1)	Annual Policy Fee waived only in those Policy Years that Accumulation Value is at least $50,000 on a Policy Anniversary.
(2)	Deducted at the end of the Policy Year or upon a total surrender.
(3)	Base Policy Expenses include both the mortality and expense charge and administrative fee. These expenses are deducted daily from assets allocated to the Separate Account to equal the annual % shown.
(4)	Charges are a percentage of Accumulation Value, except for the charge for the Waypoint Income Rider which is a percentage of Rider Charge Base. See "Rider Charge Base" in the Waypoint Income Rider section.
(5)	Deducted monthly to equal the annual percentage shown.
(6)	10% of the Accumulation Value may be withdrawn each year after the first Policy Year without a surrender charge. Surrender charges may be waived under certain circumstances involving terminal illness or confinement.
(7)	Waived in all years after waiver threshold of $25,000 is met on a Policy Anniversary.
(8)	Charge is determined by applying the percentage to the Rider Charge Base and is deducted during the accumulation and withdrawal phases.

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Policy. A complete list of Portfolio Companies available under the Policy, including their annual expenses may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses. *	0.26%	1.94%
*	Before any waivers and reductions.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include transaction expenses, annual Policy expenses, and Annual Portfolio Company Expenses.

The Example assumes that you invest $100,000 in the Policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Note that the Example assumes a $50 guaranteed maximum Policy fee for purposes of the first three examples listed ("surrender," "annuitize," "do not surrender") even though this fee currently would not be charged on a $100,000 Policy. Minimum Policy Expenses listed do not include the $50 Policy fee. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
Base Policy with highest combination of expenses[1]….......................	$15,131	$28,695	$41,277	$71,965
Four-Year Surrender Charge Rider[2]……………………………………	$12,348	$20,301	$21,975	$44,548
No Surrender Charge Rider[3]…………………………………………….	$4,593	$13,818	$23,097	$46,530
Base Policy minimum expenses[4]……………………………………….	$9,275	$11,076	$12,145	$15,093

If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
Base Policy with highest combination of expenses[1]….......................	$7,131	$21,436	$35,799	$71,965
Four-Year Surrender Charge Rider[2]……………………………………	$4,348	$13,114	$21,975	$44,548
No Surrender Charge Rider[3]…………………………………………….	$4,593	$13,818	$23,097	$46,530
Base Policy minimum expenses[4]……………………………………….	$1,275	$3,968	$6,864	$15,093

Direction Variable Annuity	8

If you do not surrender your Policy:	1 year	3 years	5 years	10 years
Base Policy with highest combination of expenses[1]….......................	$7,131	$21,436	$35,799	$71,965
Four-Year Surrender Charge Rider[2]……………………………………	$4,348	$13,114	$21,975	$44,548
No Surrender Charge Rider[3]…………………………………………….	$4,593	$13,818	$23,097	$46,530
Base Policy minimum expenses[4]……………………………………….	$1,275	$3,968	$6,864	$15,093

(1)	This example assumes maximum charges of 1.35% for Separate Account annual expenses; a $50 guaranteed maximum annual policy fee; 3.90% for the maximum combination of optional rider charges (2.50% for the Waypoint Income Rider – joint spousal; 0.50% for the Minimum Premium Rider; 0.40% for the Enhanced Death Benefit Rider; and 0.50% for the Step-Up Death Benefit Rider); plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.94%).
(2)	This example assumes maximum charges of 1.35% for Separate Account annual expenses; a $50 guaranteed maximum annual policy fee; 1.05% for the maximum combination of optional rider charges (0.35% for the Four-Year Surrender Charge Rider; 0.50% for the Minimum Premium Rider; and 0.20% for the Return of Premium Death Benefit Rider); plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.94%).
(3)	This example assumes maximum charges of 1.35% for Separate Account annual expenses; a $50 guaranteed maximum annual policy fee; 1.30% for the maximum combination of optional rider charges (0.60% for the No Surrender Charge Rider; 0.50% for the Minimum Premium Rider; and 0.20% for the Return of Premium Death Benefit Rider); plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.94%).
(4)	This example assumes current charges of 1.00% for Separate Account annual expenses; no riders; no annual policy fee (based on a $100,000 Policy); plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.26%).

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Not a Short-Term Investment

The Policy is unsuitable for short-term savings and is subject to investment risk, including the loss of principal. This Policy is not considered a short-term investment because of the 7-year surrender charge and the possibility for a tax penalty at the time of surrender. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

Portfolio Company Risk of Loss

Your Account Value will fluctuate with the performance of the Investment Options you choose. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various investment risks and some have greater risks than others. If you are also invested in the Fixed Account, interest rates may also vary or not perform to your expectations.

There is no assurance that any underlying portfolio will meet its objectives. Prospectuses for Investment Options are available at our website, ameritas.com/investments/fund-prospectuses or by calling 800-745-1112.

Fixed Account Risks

The Fixed Account is part of the General Account of Ameritas Life Insurance Corp. The obligations of the General Account including any interest credited to the Fixed Account, and any guaranteed benefits we may provide under the Policy that exceed the value of the amounts held in the Separate Account, are subject to the claims of our creditors, the financial strength and the claims paying ability of the Company. The General Account is not a bank account and it is not insured by the FDIC or any other government agency.

Insurance Company Risks

Ameritas Life has sole legal responsibility to pay amounts that are owed under the annuity. You should look to the financial strength of Ameritas Life for its claims-paying ability. We are also exposed to risks related to natural and human-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the portfolios available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such event and some events may be beyond control and cannot be fully mitigated or foreseen.

Surrender Risks

Upon a full surrender from your Policy, we deduct a withdrawal charge, if applicable, from the total Accumulation Value. Withdrawal charges apply for up to 7 years after your last premium payment. Depending on your Accumulation Value and the time at which you are considering surrender, there may be little or no Cash Surrender Value payable to you. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all of your rights in the Policy end. A surrender before age 59 ½ may also result in tax penalties.

Direction Variable Annuity	9

Partial Withdrawal Risks

Upon a partial withdrawal from your Policy, we will deduct a withdrawal charge, if applicable. This fee will be deducted from the Investment Options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the Investment Options you elect) or you have not given such instructions, we will deduct this fee on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account. Partial withdrawals may reduce the amount of the death benefit. Taxes and tax penalties may apply.

Limitations on Access to Cash Value

We limit partial withdrawals to amounts not less than $250 and require you to have not less than $1,000 in remaining Cash Surrender Value. We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone payments or any transfers out of a Subaccount if: (i) the New York Stock Exchange (NYSE) is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC; or (iv) the SEC permits delay for the protection of security holders. We may defer payments of a full or partial surrender or a transfer from the Fixed Account for up to six months from the date we received your Written Notice requesting the surrender after we request and receive approval from the department of insurance of the State where the Policy is delivered. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

Waypoint Income Rider Risks

For Policies issued on or after September 1, 2020, the Waypoint Income Rider is not available to be elected at issue or added after issue. The Waypoint Income Rider benefit does not guarantee the Policy Value at any time. If the Waypoint Income Rider is elected, it guarantees the ultimate withdrawal benefit, NOT the Policy Value.

While the Waypoint Income Rider is in force, all of your Policy's Accumulation Value must be allocated to the permitted Investment Options approved for use with this rider. See Appendix A for allocation limitations relating to the Waypoint Income Rider. You may transfer your Policy's Accumulation Value between the permitted Investment Options; however, any transfer of your Policy's Accumulation Value to an Investment Option that is not a permitted Investment Option will result in termination of the Waypoint Income Rider.

Although these Investment Options are intended to mitigate investment risk, there is a risk that investing pursuant to a permitted Investment Option will still lose value. For information about risks related to, and more detail about the permitted Investment Options, including more information about conflicts of interest, see the prospectuses for the underlying Investment Options. We reserve the right to change at any time the permitted Investment Options and/or place additional restrictions on the number of Investment Options that you are allowed to select, or the percentages you may allocate to each Investment Option while the Waypoint Income Rider is in force.

The Waypoint Income Rider will terminate if you allocate any portion of your Policy's Accumulation Value or subsequent premium payment to an Investment Option that is inconsistent with the permitted Investment Options.

Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make which the portfolio companies impose. We are required to restrict or prohibit transfer by Policy Owners identified as having engaged in transactions that violate fund trading policies. You should read each Portfolio Company's prospectus for further details. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (see GENERAL DESCRIPTION OF THE POLICY/Disruptive Trading Procedures section) and reserve the right to change, suspend or terminate telephone, fax and Internet transaction privileges (See GENERAL DESCRIPTION OF THE POLICY/Transfers section). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Potential for Increased Charges

The actual charges deducted are current charges on your Policy. However, we have the right to increase those charges at any time up to the guaranteed maximum charges as stated in your Policy.

Direction Variable Annuity	10

Market Timing Risks

Investments in variable annuity products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the Investment Option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

Termination Risks

Ameritas Life has the right to terminate the Policy if the Accumulation Value is less than $1,000 and no premiums have been paid in 24 months (does not apply to IRAs). Also, it is possible that either through low investment returns or interest credited to the Fixed Account, there may not be sufficient Accumulation Value to cover any applicable Policy fees. If this happens, the Policy Owner may need to add premium either to meet the 24 month rule, or to keep the Accumulation Value positive.

Tax Risks

Federal income tax laws may affect your investment in your Policy. This discussion is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). This prospectus is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. In addition, a 10% penalty may apply.

A death benefit paid under the Policy may be taxable income to the Beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes.

Cybersecurity Risk

We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information.

Restrictions on Financial Transactions

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

Other Matters

Pandemics and their related major public health issues have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to Ameritas Life. Any of these events could materially adversely affect the Company’s operations, business, financial results, or financial condition.

THE COMPANY

The Direction Variable Annuity Policy is offered and issued by Ameritas Life Insurance Corp. (the "Depositor"), 5900 O Street, Lincoln, Nebraska 68510.

THE SEPARATE ACCOUNT

The Registrant is Ameritas Variable Separate Account VA-2 (the "Separate Account"). The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or the Depositor. Under Nebraska law, income, gains, and losses credited to or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Depositor's other assets. The assets of the Separate Account may not be used to pay any liabilities of the Depositor other than those arising from the Policies. The Depositor is obligated to pay all amounts promised to investors under the Policies. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable Investment Options' underlying portfolios. We do not make any representations about their future performance.

The Separate Account provides you with variable Investment Options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an

Direction Variable Annuity	11

underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Accumulation Value of your Policy depends directly on the investment performance of the portfolios that you select.

PORTFOLIO COMPANIES

The Policy allows you to choose from a wide array of Investment Options – each chosen for its potential to meet specific investment objectives.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as Separate Account Investment Options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the Investment Options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You may allocate all or a part of your premiums among the Separate Account variable Investment Options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%.

Information regarding each Portfolio Company, including (i) its name; (ii) its objective; (iii) its investment adviser and any sub-investment advisers; (iv) current expenses; and (v) performance, is found in APPENDIX A. Each Portfolio Company has issued a prospectus that contains more detailed information about the Portfolio Company. You may obtain paper copies of the prospectuses at no cost by calling our Service Center at 800-745-1112 or by sending an email request to alictd@ameritas.com.

You may also view the prospectuses on our website at ameritas.com/investments/fund-prospectuses.

The value of your Policy will increase or decrease based on the investment performance of the variable Investment Options you choose. The investment results of each variable Investment Option are likely to differ significantly and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which Investment Options best suit your long-term investment objectives and risk tolerance.

You bear the risk that the variable Investment Options you select may fail to meet their objectives,

that they could decrease in value, and that you could lose principal.

Each Subaccount's underlying portfolio operates as a separate variable Investment Option, and the income or losses of one generally have no effect on the investment performance of any other. Restrictions and other material information related to an investment in the variable Investment Options are contained in the prospectuses for each of the underlying portfolios.

The portfolios are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

VOTING RIGHTS

As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material and have access to reports and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that the Company beneficially holds in the same proportions as we vote the shares for which we receive instructions from other Policy Owners, this is known as “proportionate voting.” As a result of proportionate voting, a small number of Policy Owners could determine the outcome of a shareholder vote. The underlying portfolios may not hold routine annual shareholder meetings.

THE FIXED ACCOUNT FIXED INTEREST RATE OPTION

There is one fixed interest rate option (the "Fixed Account"), where we bear the investment risk. You will earn an interest rate at least as large as the guaranteed minimum interest rate. The guaranteed minimum interest rate is shown on the schedule attached to your Policy. We may declare a higher current interest rate. However, you bear the risk that we will not credit a rate of interest greater than the guaranteed minimum interest rate per year for the life of the Policy. The

Direction Variable Annuity	12

Company sets the interest rate which is not tied to a benchmark or other formula. You may obtain the current declared interest rate for the Fixed Account at no cost by calling 800 745-1112 or by sending an email request to alictd@ameritas.com.

We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared.

The value of the Fixed Account, along with the value in the Separate Account variable Investment Options, constitute the total Accumulation Value. There are no mortality and expense risk charges deducted from the Fixed Account, unlike as are deducted from value in the Separate Account variable Investment Options. Decreases in the Fixed Account value, as a result of Transfer, Systematic Transfer Programs, and partial withdrawals, because they affect Policy Value, could result in your Policy or riders being canceled as described in the Minimum Accumulation Value section. See POLICY PROVISIONS AND LIMITATIONS. Additional information regarding how the value of the Fixed Account is calculated may be found under the PURCHASES AND POLICY VALUE section.

The Fixed Account is not an available Investment Option for Policies with the Waypoint Income Rider.

For Policies issued with the No Surrender Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

Transfers and Systematic Transfer Programs involving the Fixed Account may be limited to the terms defined in the Transfers, Dollar Cost Averaging, Portfolio Rebalancing and Earnings Sweep sections. See the POLICY PROVISIONS AND LIMITATIONS subsection.

We reserve the right to credit an interest rate higher than that of the Fixed Account to premium payments designated for participation in the Enhanced Dollar Cost Averaging ("EDCA") program. The EDCA program differs from the Dollar Cost Averaging systematic transfer program, which is described in the Systematic Transfer Program section. The EDCA program will be available for premium only, not transfers from Subaccounts or the Fixed Account. Each premium allocated to the EDCA program must be at least $1,500. Until all premiums designated for participation in the EDCA program are received, amounts will remain in the Fixed Account and will receive the current interest rate declared for the Fixed Account.

We transfer premium allocated to the EDCA program monthly over a period of six months, beginning one month after the date we receive all premium designated for participation in the EDCA program. In the event you withdraw or transfer monies allocated to the EDCA program, we will stop crediting interest under the EDCA program and transfer any remaining balance proportionately to the remaining Investment Options you selected in your latest allocation instructions.

We reserve the right to discontinue offering the EDCA program at any time.

We may allow you to participate in subsequent EDCA program periods. If you are currently participating in an EDCA program period, you may not designate additional premium for participation in a subsequent EDCA program period until the current EDCA program period has ended.

All amounts allocated to the Fixed Account become assets of our General Account and are subject to the Company's claims paying ability. You should look solely to the financial strength of the Company for its claims-paying ability. Funds invested in the Fixed Account have not been registered and are not required to be registered under the Securities Act of 1933. The Fixed Account is not required to register as an investment company under the Investment Company Act of 1940 and is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account is subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosures.

Refer to the Policy for additional details regarding the Fixed Account.

CHARGES

We may increase Current Fees, but we guarantee that each Current Fee will never exceed the corresponding Guaranteed Maximum Fee.

The following adds to information provided in the FEE TABLE section. Please review both prospectus sections for information on charges.

TRANSACTION EXPENSES

Premium Taxes

Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option. No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account.

Direction Variable Annuity	13

► denotes Base Policy; ❖ denotes Optional Rider

TRANSACTION EXPENSES
	Guaranteed Maximum Withdrawal Charges
DEFERRED SALES LOAD (OR SURRENDER CHARGE) (1,2)	Completed years since receipt of premium:
(deducted as a % of each premium withdrawn)	1	2	3	4	5	6	7	8
► 7-Year Base Policy Withdrawal Charge	8%	8%	8%	7%	6%	5%	4%	0%
❖ 4-Year Surrender Charge Rider	8%	8%	8%	7%	0%	0%	0%	0%
❖ No Surrender Charge Rider	0%	-	-	-	-	-	-	-
	Guaranteed Maximum Fees
EXCHANGE FEE (per transfer)
► First 15 transfers per Policy Year	$0
► Over 15 transfers in one Policy Year, we charge	$10
WIRE TRANSFER FEE (per wire)	$14

(1)	Current and maximum. Surrender Charges are lower in states that prohibit our charging the maximum rates shown in the chart.
(2)	10% of the Accumulation Value may be withdrawn each year after the first Policy Year without a surrender charge. Surrender charges may be waived under certain circumstances involving terminal illness or confinement.

Surrender Charge

► We will deduct any applicable withdrawal charge from Accumulation Value upon a full surrender or partial withdrawal. The fee is a percentage of each premium withdrawn, and decreases from 8% to 0% based on the number of years since receipt of premium, with 0% charged on and after 8 years from receipt of premium. This charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our General Account, including amounts derived from the mortality and expense risk charge.

The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Accumulation Value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a Pro-Rata basis, unless you instruct us otherwise. The oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis). For withdrawal purposes only, all premiums are deemed to be withdrawn before any earnings.

Exchange Fee

► The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee will be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted Pro Rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

Wire Transfer Fee

We charge a $14 wire transfer fee if you request a wire transfer when requesting partial withdrawal or surrender. The fee is deducted from the gross amount of the partial withdrawal, or surrender.

ANNUAL POLICY EXPENSES

Administrative Expenses (also known as the Annual Policy Fee)

► We reserve the right to charge an Annual Policy fee.

Any Annual Policy Fee is deducted from your Accumulation Value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Accumulation Value. We currently waive any Policy fee if the Accumulation Value is at least $50,000 on a Policy Anniversary. Administrative fees help us cover our cost to administer your Policy.

Base Policy Expenses

Base Policy Expenses include both the mortality and expense risk charge and administrative fee. These expenses are deducted daily from assets allocated to the Separate Account to equal the annual % shown.

Mortality and Expense Risk Charge

► We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Maturity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.

Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges. If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the surrender charge does not cover our Policy distribution costs, the deficiency is met from our General Account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

Direction Variable Annuity	14

Administrative Charges

Administrative fees help us cover our cost to administer your Policy.

Administrative Expense Fee

► This daily charge is reflected in the Accumulation Unit values for each Subaccount.

WAYPOINT INCOME RIDER CHARGE

❖    The guaranteed maximum and current annual charges for the Waypoint Income Rider are listed in the FEE TABLE section of this prospectus. Each fee is stated as a percentage that is multiplied by the Rider Charge Base (see the Waypoint Income Rider section of this prospectus). The current charge (1.25% annually for Single Life and 1.40% for Joint Spousal) will be deducted from the Accumulation Value on each Monthly Anniversary until the Accumulation Value is reduced to zero or the rider is terminated.

The charges for the rider will be deducted from the Investment Options you select. The rider charge is subject to change upon a Policy Anniversary or upon reset, as described in the Reset Feature section of the Waypoint Income Rider description. The rider charge will not exceed the guaranteed maximum charge for this rider listed in the FEE TABLE section.

OPTIONAL DEATH BENEFIT RIDERS

❖    The fee for the Step-Up Death Benefit Rider, Return of Premium Death Benefit Rider and the Enhanced Death Benefit Rider are a percentage of Accumulation Value that is deducted monthly from Accumulation Value. These fees continue as long as the Policy is in force, and the riders may not be cancelled.

OPTIONAL WITHDRAWAL CHARGE RIDERS

❖    Minimum Premium Rider

The charge for the Minimum Premium Rider is a percentage of Accumulation Value that is deducted monthly from Accumulation Value. The charge is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account on a Pro-Rata basis. We currently waive the charge in all years after your Accumulation Value is at least $25,000 on a Policy Anniversary.

❖    No Surrender Charge Rider (optional)

The fee for the No Surrender Charge Rider is a percentage of Accumulation Value that is deducted monthly from Accumulation Value. This fee continues as long as the Policy is in force, and the rider may not be cancelled.

❖    Four-Year Surrender Charge Rider (optional)

The fee for the Four-Year Surrender Charge Rider is a percentage of Accumulation Value that is deducted monthly from Accumulation Value. This fee continues as long as the Policy is in force, and the rider may not be cancelled.

WAIVER OF CERTAIN CHARGES

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and surrender charges. In an exchange for another policy we or an affiliated company issued and where the surrender charge has been waived, the surrender charge for this Policy may be determined based on the dates premiums were received in the prior policy. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

COMMISSIONS PAID TO DISTRIBUTORS

Commissions paid to all Distributors may be up to a total of 7.10% of premiums. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus.

PORTFOLIO COMPANY CHARGES

Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' APPENDIX A section and are described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Accumulation Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

Direction Variable Annuity	15

GENERAL DESCRIPTION OF THE POLICY

POLICY RIGHTS

Annuitant

The Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments. The Owner also may be the Annuitant.

Death of Annuitant

Upon the Annuitant’s death prior to 30 days before the Maturity Date, you may generally name a new Annuitant. If any Owner is the Annuitant, then upon that Owner’s death, the Policy’s applicable death benefit becomes payable to the named Beneficiary(ies). However, if the Beneficiary is the deceased Owner’s spouse, then upon that Owner’s death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an Annuitant and different Beneficiaries.

Owner

The Owner (also referred to as Policy Owner) is the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Policy has been absolutely assigned, the assignee is the Owner. A collateral assignee is not the Owner.

Death of Owner

Upon any Owner’s death on or after the Maturity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

Beneficiary

Beneficiary(ies) means the person(s) designated to receive any benefits under the Policy upon the death of the Owner or, after annuity income payments begin, the death of the Annuitant.

You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interest, they will share equally.

If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.

If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not elect the Guaranteed Lifetime Withdrawal Benefit rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401 or 457 qualified plan.

If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

Minor Owner or Beneficiary

A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make Beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

Tables Illustrating Benefits Upon Death

The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax adviser for advice. You may contact us for more information.

Direction Variable Annuity	16

If death occurs before the Maturity Date:
If the deceased is ...	and ...	and ...	then the ...
any Policy Owner	the Beneficiary is not the surviving spouse of the Policy Owner	- - -	Policy Beneficiary receives the death benefit.
any Policy Owner	the Beneficiary is the Policy Owner’s surviving spouse	- - -	surviving spouse may elect to become the Policy Owner and continue the Policy, or may have the Policy end and receive the death benefit.
the Annuitant	a Policy Owner is living	there is no named contingent or joint Annuitant	Policy continues with the Policy Owner as the Policy Annuitant unless the Owner names a new Annuitant.
the Annuitant	the Policy Owner is a non-person	- - -	Annuitant’s death is treated as a Policy Owner’s death as Federal law requires.
the Annuitant	a Policy Owner is living	the contingent or joint Annuitant is living	contingent Annuitant becomes the Annuitant, and the Policy continues.

If death occurs on or after the Maturity Date:
If the deceased is ...	and ...	and ...	then the ...
any Policy Owner	there is a living joint Owner, and the Annuitant is living	- - -	surviving Policy Owner remains as Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the deceased Policy Owner, the surviving Owner receives the proceeds. If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy Beneficiary.
any Policy Owner	there is no surviving joint Owner, and the Annuitant is living	- - -	Policy Beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy Beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy Beneficiary.
If the deceased is ...	and ...	and ...	then the ...
any Annuitant	any Policy Owner is living	there is no named contingent or joint Annuitant	Policy Owner (or other named payee) receives distribution of any remaining Policy proceeds pursuant to the annuity income option then in effect.
the Annuitant	the Annuitant is also the Policy Owner	- - -	Policy Beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy Beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy Beneficiary.

STATE VARIATIONS

Certain features of your Policy may be different than the features described in the prospectus if your Policy is issued in the states or district described below. Further variations may arise; the variations are subject to change without notice.

California, Connecticut, Delaware, District of Columbia, Florida, Nebraska, North Dakota and South Dakota.

If, prior to the Maturity Date, you have paid no premiums during the previous 24-month period, we have the right to cancel the Policy and pay you the Accumulation Value less applicable surrender charges in a lump sum if both (i) the total premiums paid, less any partial withdrawals, are less than $2,000 (does not apply to IRAs), and (ii) the Accumulation Value at the end of such 24-month period is less than $2,000.

We must request and receive approval from the department of insurance of the State where the Policy is delivered if we defer payments of a full surrender or partial withdrawal or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice.

California. The Right to Examine period is 10 days for Policy Owners less than age 60. The Right to Examine period is 30 days for Policy Owners age 60 and over. If you send the Policy back during the Right to Examine period, we will refund the Policy's Accumulation Value and any Policy fee paid within 30 days from the date that we receive notice of cancellation and the returned Policy.

For Policy Owners age 60 and over, during the Right to Examine period your premium will be allocated to the Fixed Account or a money market subaccount unless you direct that the premium be invested in a stock or bond subaccount. If you do not direct that the premium be invested in a stock or bond subaccount, and if you return the Policy during the Right

Direction Variable Annuity	17

to Examine period, you will be entitled to a refund of the premium and any Policy fee paid. If you direct that the premium be invested in a stock or bond subaccount during the Right to Examine period, and if you return the Policy during the Right to Examine period, you will be entitled to a refund of the Policy's Account Value on the day the Policy is received by us or the agent who sold you the Policy, which could be less than the premium you paid for the Policy, plus any Policy fee paid.

The surrender charge will be waived in the event of (1) or (2) below:

(1) You become confined in a skilled nursing facility, convalescent nursing home, extended care facility, or residential care facility, or are receiving home care or community-based care, for a period of at least 60 consecutive days after the Policy Date, subject to the following:

(a) You must be a natural person (not a trust, corporation, or other legal entity),

(b) You must have been an Owner of this Policy continuously since the Policy Date.

(c) You were not confined in a skilled nursing facility, convalescent nursing home, extended care facility, or residential care facility, or were not receiving home care or community-based care, at any time during the 180-day period immediately prior to the Policy Date.

(d) You are not eligible for this benefit if you are confined to an assisted living facility, a facility primarily engaged in the treatment of mental or nervous disorders, a facility primarily engaged in the treatment of alcoholism or drug addiction, or a rehabilitation hospital.

(2) You acquire a terminal illness after the Policy Date, subject to the following:

(a) You must be a natural person (not a trust, corporation, or other legal entity).

(b) You must have been an Owner of this Policy continuously since the Policy Date.

(c) You must have received a diagnosis from your physician indicating that you have 12 months or less to live.

We must receive from you Written Notice of a full surrender or partial withdrawal and notice of your intention to exercise this benefit. We will provide you with a claim form within 15 days of receiving notice of your intention to exercise this benefit. If notice is for (1) above, the claim form will need to include due proof of confinement and be received within 12 months following such confinement. If notice is for (2) above, the claim form will need to include a certificate from your physician stating your life expectancy and any other proof we may require.

Connecticut. If this Policy is a replacement for an existing Policy, you have 10 days to review the Policy during the Right to Examine period. If you cancel the Policy prior to the Policy being delivered to you, we will refund an amount equal to the total of all premiums paid. If you return the Policy during the 10-day Right to Examine period, the amount of the refund will be equal to the sum of (a) the difference between the premiums paid including any Policy fees or other charges and the amounts allocated to the Separate Account under the Policy, and (b) the value of the amount allocated to any Separate Account under the Policy on the date the returned Policy is received by us or our agent.

Delaware. The Right to Examine period for replacements of existing policies is 20 days.

District of Columbia. The Right to Examine period for replacements of existing policies is 10 days.

Florida. The Right to Examine period is 21 days regardless of whether it is a replacement of an existing policy. The amount of a refund will be equal to the greater of the Policy's Accumulation Value, plus any fees or charges deducted from the premiums or imposed under the Policy, or a refund of all premiums paid.

The earliest Maturity Date that you may choose is 12 months after your Policy Date. You may select to change the Maturity Date to be no earlier than the later of the date of the request or 12 months.

If we delay payment of a full surrender, partial withdrawal or transfer from the Fixed Account for 30 days or more, we will include interest for the delay period at the rate specified in accordance with Florida law.

North Dakota. The Right to Examine period is 20 days regardless of whether it is a replacement of an existing Policy.

Interest will accrue on the death benefit from the date of death to the date of settlement at an interest rate no less than the declared interest rate for proceeds left on deposit with us. If the death benefit is paid in a single sum, we will pay the death benefit and accrued interest within two months from the date we receive proof of death.

Pennsylvania. The Right to Examine period is 45 days for a replacement of a Policy with Ameritas Life.

Policy Changes

Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

POLICY PROVISIONS AND LIMITATIONS

Minimum Accumulation Value

We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' SURRENDERS AND WITHDRAWALS section for more information.

If you have paid no premiums during the previous 24-month period, we have the right to pay you the Accumulation Value less applicable surrender charges in a lump sum and cancel the Policy if both (i) the total premiums paid less any partial

Direction Variable Annuity	18

withdrawals, are less than $1,000 (does not apply to IRAs), and (ii) the Accumulation Value at the end of such 24-month period is less than $1,000.

Allocating Your Premiums

You may allocate your premiums among the variable Investment Options and the Fixed Account option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

▪	Allocations must be in whole percentages and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction or online transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us.
▪	For Policies issued with the No Surrender Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.
▪	See Appendix A for allocation limitations relating to the Waypoint Income Rider.

Transfers

The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy Owners, Annuitants and Beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the portfolios to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request into a Subaccount portfolio if, in the judgment of a Subaccount portfolio fund adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund adviser may establish its own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund adviser has the authority to make this determination.

Prior to the Maturity Date, you may transfer Accumulation Value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to the following rules.

Transfer Rules:

▪	A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
▪	We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by fax, telephone, or Internet must be sent to us by the close of the New York Stock Exchange (usually 3:00 p.m. Central Time) for same-day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
▪	The transferred amount must be at least $250 or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
-	If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
-	The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer amounts.
▪	The first 15 transfers each Policy Year are free. Thereafter, transfers will result in a $10 charge for each transfer. See the CHARGES section of this prospectus for information about this charge. This fee is deducted on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
▪	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
-	may be made only once each Policy Year;
-	may be delayed up to six months;
-	is limited during any Policy Year to the greater of:

-    25% of the Fixed Account value on the date of the transfer during that Policy Year;

-    the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or

-	$1,000.
▪	The amount transferred into the Fixed Account in any Policy Year cannot exceed 25% of the total value of all Subaccounts in which you are invested as of the last Policy Anniversary. Prior to the first Policy Anniversary, the last
Direction Variable Annuity	19

Policy Anniversary is the date the first transfer is made into the Fixed Account. Systematic transfers into the Fixed Account are not included in this restriction. Subject to our consent, if your balance in a Subaccount is less than $1,000, you may transfer that amount into the Fixed Account.

▪	For a Policy issued with a No Surrender Charge Rider, the amount transferred into the Fixed Account within any Policy Year (except made pursuant to a systematic transfer program) may not exceed 10% of the Accumulation Value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000, in which case you may elect to transfer the entire value of that Subaccount to the Fixed Account. Prior to the first Policy Anniversary, the most recent Policy Anniversary is the date the first transfer is made into the Fixed Account.
▪	We reserve the right to further restrict transfers to the Fixed Account provided that we provide notice to you no less than 30 days prior to the date the restriction becomes effective.
▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
▪	If the Accumulation Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining Investment Options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another Investment Option.
▪	In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable Investment Options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

TELEPHONE TRANSACTIONS

Telephone Transactions Permitted

▪	Transfers among Investment Options.
▪	Establish systematic transfer programs.
▪	Change of premium allocations.

How to Authorize Telephone Transactions

▪	Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf.
▪	You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules

▪	Must be received by close of the New York Stock Exchange ("NYSE") (usually 3:00 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
▪	Will be recorded for your protection.
▪	For security, you or your authorized designee must provide your Social Security number and/or other identification information.
▪	May be discontinued at any time for some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

THIRD PARTY SERVICES

Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

Direction Variable Annuity	20

SYSTEMATIC TRANSFER PROGRAMS

We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon 30 days written notice to you. You should select the systematic transfer program that is best for you. In offering the programs, we are not providing investment advice or managing the allocations of your Policy.

Dollar Cost Averaging

The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when an underlying portfolio company’s value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Accumulation Value, protect against a loss, or otherwise achieve your investment goals.

As discussed in THE FIXED ACCOUNT FIXED INTEREST RATE OPTION section, we also reserve the right to credit an interest rate higher than the Fixed Account on purchase payments designated for participation in the Enhanced Dollar Cost Averaging ("EDCA") program. The Dollar Cost Averaging program and/or the EDCA program may not be available in all states and in all markets or through all broker-dealers who sell the Policies.

The DCA program differs from the EDCA program. For information on the EDCA program, see the discussion of the EDCA program in THE FIXED ACCOUNT FIXED INTEREST RATE OPTION section and Additional information on Benefits available Under the Policy section.

Dollar Cost Averaging Program Rules:

▪	There is no additional charge for the Dollar Cost Averaging program.
▪	We must receive notice of your election and any changed instruction - either by Written Notice or by telephone transaction instruction.
▪	Automatic transfers can only occur monthly.
▪	The minimum transfer amount out of the money market subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
▪	You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date.
▪	You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the money market subaccount or the Fixed Account is less than $100.
▪	Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

Portfolio Rebalancing

The Portfolio Rebalancing program allows you to rebalance your Accumulation Value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Portfolio Rebalancing Program Rules:

▪	There is no additional charge for the Portfolio Rebalancing program.
▪	You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have rebalancing occur quarterly, semi-annually or annually.
▪	We reserve the right to exclude the Fixed Account from this program.

Earnings Sweep

The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated Investment Options (Subaccounts or the Fixed Account) either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

Earnings Sweep Program Rules:

▪	There is no additional charge for the Earnings Sweep program.
▪	The Fixed Account is included in this program.
▪	You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have your earnings sweep quarterly, semi-annually or annually.

Direction Variable Annuity	21

GENERAL ACCOUNT

The General Account includes all of our assets except those assets segregated in Separate Accounts. We have sole discretion to invest the assets of the General Account, subject to applicable law. Until your Policy is issued, any premium payments we receive are held in our General Account. Obligations under the Policy that are funded by Ameritas Life's General Account include the Fixed Account and fixed payments including Waypoint Income rider withdrawal payments as well as death benefit proceeds. These obligations of the General Account are subject to the claims of our creditors, the financial strength, and the claims paying ability of the Company. It is not a bank account and it is not insured by the FDIC or any other government agency.

POLICY OR REGISTRANT CHANGES

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount’s underlying portfolio and substitute shares of another series fund portfolio, if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

We will notify you of any changes to the variable Investment Options.

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying Investment Option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

Disruptive Trading Procedures

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy’s performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy.

Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on Written Request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending, or terminating telephone, online, and fax transfer privileges. We will enforce any Subaccount underlying portfolio manager’s own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied.

Direction Variable Annuity	22

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations which may result in some Policy Owners being able to market time, while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:

▪	the total dollar amount being transferred;
▪	the number of transfers you make over a period of time;
▪	whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
▪	whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
▪	the investment objectives and/or size of the Subaccount underlying portfolio.

Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:

▪	reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
▪	reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, or earnings sweep program are not subject to these disruptive trading procedures. See the sections of this prospectus describing those programs for the rules of each program.

ANNUITY PERIOD

Annuity Income Benefits

A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Accumulation Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Accumulation Value may be placed under one or more annuity income options.

Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

Annuity payments:

▪	require investments to be allocated to our General Account, so are not variable.
▪	may be taxable and, if premature, subject to a tax penalty.

Annuity payments are based on the guaranteed minimum interest rate for the Fixed Account of your Policy, compounded annually. If you select a Life Income annuity option, your annuity payments will further be based on the 2012 Individual Annuity Mortality Period Life Table with generational mortality improvement in all years using Projection Scale G2, and the year of the Maturity Date. Annuity payments are further based on the gender(s) of the Annuitant(s), except for Policies issued in states that require unisex mortality, or in connection with employment related annuities and benefit plans not based on the gender of the Annuitant(s). In these instances, the projection and mortality rates will be 100% female for all Annuitants.

Annuity payments on the Maturity Date will not be less than those provided by the application of the Accumulation Value to a single premium immediate annuity policy at the purchase rates offered by us to the same class of Annuitant.

When Annuity Income Payments Begin

You select the Maturity Date by completing an election form that you can request from us at any time. The earliest Maturity Date is the third Policy Anniversary. If you do not specify a date, the Maturity Date will be the Policy Anniversary nearest the Owner's (or Annuitant's if the Owner is a non-natural person) 95th birthday. Tax-qualified Policies may require an earlier Maturity Date.

Selecting an Annuity Income Option

You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the Maturity Date.

Direction Variable Annuity	23

If no selection is made by then, we will apply the Accumulation Value to make annuity payments under the life annuity income option with guaranteed payments for 5 years.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment will be.

If you die before the Maturity Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

Annuity Income Options

Once fixed annuity payments under an annuity income option begin, they cannot be changed. When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

Note: If you elect an annuity income option based only upon a life contingency (Life Income Only), it is possible that only one annuity payment would be made under the annuity option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant dies before the due date of the third annuity payment, etc. This would not happen if you elect an annuity income option guaranteeing either the amount or duration of payments (Life Annuity with Installment Payments, Life Income with Installment Refund, or Installment Payments).

Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

The annuity income options are:

Life Income. We will make equal annual, semiannual, quarterly or monthly annuity payments, as selected, for the life of the Annuitant. The first payment is due on the date the annuity option becomes effective.

1.	Life income only. Annuity payments will be made for the Annuitant's life only (or the life of the last surviving Annuitant, in the case of joint Annuitants). There are no guaranteed payments. Upon the death of the last Annuitant, payments will cease.
2.	Life annuity with installment payments. Annuity payments will be made for the Annuitant's life (or the life of the last surviving Annuitant, in the case of joint Annuitants) or for a selected number of payments, whichever is longer.
3.	Life income with installment refund. Annuity payments will be made for the Annuitant's life (or the life of the last surviving annuitant, in the case of joint Annuitants) or for a period that ends when the total amount paid equals the proceeds applied under this option, whichever is longer.

Installment Payments. We will make equal annual, semiannual, quarterly or monthly annuity payments for the number of years selected (from five to thirty years). The first payment is due on the date the annuity option becomes effective.

Other Options. You and we may agree to make annuity payments in another manner.

BENEFITS AVAILABLE UNDER THE POLICY

The following table summarizes information about the benefits available under the Policy.*

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Standard Death Benefit

Upon any Owner’s death before the Maturity Date, a death benefit is paid to your Beneficiary(ies).

The death benefit equals your Accumulation Value (without deduction of the withdrawal charge) on the date that both satisfactory proof of death and direction with regard to the benefit payout are received.

		Standard	None	Certain ownership changes, withdrawals and assignments could reduce the death benefit. We may limit purchase payments for all annuities held with us to $1,000,000.
Direction Variable Annuity	24

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Dollar Cost Averaging ("DCA")

This is a systematic transfer program that allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account.

		Standard	None

You must request the DCA program. Automatic transfers must occur monthly. While a DCA program is in effect, elective transfers out of the Fixed Account are prohibited. DCA is not available when the Portfolio Rebalancing Program is elected.

Portfolio Rebalancing Program ("PBL")	This is a systematic transfer program that allows you to rebalance your Account Value among designated Subaccounts.	Standard	None	You must request the rebalancing program. We reserve the right to exclude the Fixed Account. PBL is not available when the DCA Program is elected.
Earnings Sweep Program	This is a systematic transfer program that allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options.	Standard	None	You must request the Earnings Sweep program. You may have your earnings sweep quarterly, semi-annually or annually.
Step-Up Death Benefit ("Step-Up GMDB")	Any increase in Policy Accumulation Value is locked in as the new Step-Up Guaranteed Minimum Death Benefit on the Policy Anniversary.	Optional	0.50%

Available at issue only and not older than age 75.

Step-up continues until age 80.

Your election cannot be changed or revoked.

At age 95 the rider terminates and the death benefit becomes the standard death benefit.

We reserve the right to impose limitations on the Investment Options you may select with this rider, and may change or impose additional limitations or restrictions.

Not available with the Return of Premium Death Benefit.

May not be available in your state.

Return of Premium Death Benefit	The greater of the Policy's Accumulation Value and the adjusted guaranteed premium is paid as the death benefit.	Optional	0.20%

Available at issue only and not older than age 85.

Your election cannot be changed or revoked.

At age 95 the rider terminates and the death benefit becomes the standard death benefit.

Not available with the Step-Up Death Benefit.

May not be available in your state.

Enhanced Death Benefit	This rider provides an additional death benefit that helps to offset taxes based on policy gains.	Optional	0.40%

Available at issue only and not older than age 75.

Your election cannot be changed or revoked.

At age 95 the rider terminates and the death benefit becomes the standard death benefit.

Your election cannot be changed or revoked.

May not be available in your state.

Minimum Premium Rider	Allows you to purchase the Policy for less than the $25,000 initial premium requirement.	Optional	0.50%	Only available at Policy issue. Issue ages 0-85 for the Owner and Annuitant. The minimum premium can be as low as $2,000 for a non-qualified annuity.

Direction Variable Annuity	25

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Enhanced Dollar Cost Averaging Program	Credit bonus interest to premium payments made to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging ("EDCA") program.	Optional	None

Only available at Policy issue. The EDCA will be available for new premium only, not transfers from Subaccounts or the Fixed Account. Each premium allocated to the EDCA must be at least $1,500. We may defer crediting bonus interest until we receive all new premium noted on your application. We must receive any new premium applicable to the EDCA program during the first six months that you own your Policy.

4-Year Surrender Charge Rider	Shortens the withdrawal period from the Policy's standard 7-year period.	Optional	0.35%

Only available at Policy issue.

Available for issue ages 0-85.

Each withdrawal must be at least $250.

4-Year Surrender Charge Rider is not available with No Surrender Charge Rider.

Other riders that may be used with the 4-Year Surrender Charge Rider are Return of Premium and Minimum Premium.

No Surrender Charge Rider	Shortens the withdrawal period from the Policy's standard 7-year period.	Optional	0.60%

Only available at Policy issue.

Available for issue ages 0-85.

Each withdrawal must be at least $250.

Other riders that may be used with the No Surrender Charge Rider are Return of Premium and Minimum Premium.

With the No Surrender Charge Rider there are restrictions to the Fixed Account.

Waypoint Income Rider Single Life	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy Accumulation Value, until the death of the last surviving Covered Person.	Optional	2.00% **

Available only for Policies issued prior to September 1, 2020.

The rider was available at issue for Policy Owners Attained Age 50 through Attained Age 85 years.

One withdrawal per Policy Year allowed during the Accumulation Phase without initiating the Withdrawal Phase.

A second request for a withdrawal per Policy Year will automatically convert the rider to the Withdrawal Phase.

While this Rider is in force all Policy Accumulation Value must be allocated to the permitted Investment Options or the Rider will terminate.

For Policies purchased prior to September 1, 2020, if the Owner was not Attained Age 50, they could add the rider to their Policy on the Policy Anniversary nearest their 50th birthday, provided the rider is available at that time.

Direction Variable Annuity	26

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Waypoint Income Rider Joint Spousal – for non-qualified and IRA plans only	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy Accumulation Value, until the death of the last surviving Covered Person.	Optional	2.50% **

Available only for Policies issued prior to September 1, 2020.

The rider was available at issue for Policy Owners Attained Age 50 through Attained Age 85 years.

One withdrawal per Policy Year allowed during the Accumulation Phase without initiating the Withdrawal Phase.

A second request for a withdrawal per Policy Year will automatically convert the rider to the Withdrawal Phase.

While this Rider is in force all Policy Accumulation Value must be allocated to the permitted Investment Options or the Rider will terminate.

For Policies purchased prior to September 1, 2020, if the Owner was not Attained Age 50, they could add the rider to their Policy on the Policy Anniversary nearest their 50th birthday, provided the rider is available at that time.

*

These options are currently only available at Policy issue. Certain options may not be available in combination with other options. See the Allowable Benefit Rider Combinations chart below. Some of these riders are not available in some states. For riders not available in your state on the date of your purchase, we may make them available to existing Owners for a limited time after the option becomes available. The Waypoint Income Rider was available for Policies issued prior to September 1, 2020 only. We may discontinue offering, or modify the terms of, optional benefits for new sales at any time.

**	Fee determined by applying % to Rider Charge Base.

ALLOWABLE BENEFIT RIDER COMBINATIONS

		Death Benefit Riders (DBR)					Surrender Charge Riders (SCR)
		Step-Up DBR	Return of Premium DBR	Enhanced DBR	Waypoint Income Rider	Minimum Premium Rider	Four-Year SCR	No SCR
Death Benefit Riders (DBR)	Step-Up DBR		No	Yes	Yes	Yes	No	No
	Return of Premium DBR	No		Yes	Yes	Yes	Yes	Yes
	Enhanced DBR	Yes	Yes		Yes	Yes	No	No
	Waypoint Income Rider	Yes	Yes	Yes		Yes	No	No
	Minimum Premium Rider	Yes	Yes	Yes	Yes		Yes	Yes
Surrender Charge Riders (SCR)	Four-Year SCR	No	Yes	No	No	Yes		No
	No SCR	No	Yes	No	No	Yes	No

ADDITIONAL INFORMATION ON BENEFITS AVAILABLE UNDER THE POLICY

The examples listed below are hypothetical assumptions and illustrations with the purpose of explaining the operation of the benefits. Actual results will vary.

DEATH BENEFITS

We will pay the death benefit after we receive satisfactory proof of death of an Owner’s death or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death.

Until we receive satisfactory proof of death and instructions, in the proper form, from your Beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple Beneficiaries, we will calculate and pay

Direction Variable Annuity	27

each Beneficiary's share of the death benefit proceeds once we receive satisfactory proof of death and when we receive instructions, in proper form, from that Beneficiary. The death benefit proceeds still remaining to be paid to other Beneficiaries will remain allocated to and continue to fluctuate with the investment performance of the Subaccounts you chose, until each Beneficiary has provided us instructions in the proper form.

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the Beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all Beneficiary accounts in place at any given time. We will send the Beneficiary a checkbook within seven days after we receive all the required documents, and the Beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the General Account.

If an Owner of the Policy, under Federal tax law, is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The Annuitant is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. If an Owner of the Policy is a corporation, trust or other non-individual, a change in the Annuitant is not permitted.

If the Annuitant is an Owner or joint Owner, the Annuitant’s death is treated as the Owner’s death.

If the Annuitant is not an Owner and the Annuitant dies before the Maturity Date, the Owner may name a new Annuitant if such Owner(s) is a natural person. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

If your spouse is the Policy Beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

We will deduct any applicable premium tax not previously deducted from the death benefit payable.

Unclaimed Death Benefit Proceeds

Every state has unclaimed property laws that generally declare life insurance and annuity policies to be abandoned after a period of inactivity of three to five years from the date any death benefit and/or annuity payment is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property investment division or unclaimed property office of the state in which the Beneficiary or the Policy Owner last resided, as shown on our books and records. However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated periods. To prevent your Policy’s death benefit and/or annuity payment from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation, and personal information—including complete names and complete address—if and as they change.

Standard Death Benefit

Upon any Owner’s death before the Maturity Date, the Policy will end, and we will pay a death benefit to your Beneficiary(ies). The death benefit equals your Accumulation Value without deduction of a surrender charge. We will pay the death benefit on the date that both satisfactory proof of death and direction with regard to the benefit payout are received.

Upon any Owner’s death on or after the Maturity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

IRS Required Distribution Upon Death of Owner

Federal tax law requires that if your Policy is non-qualified and you die before the Maturity Date, then the entire value of your Policy must be distributed within five years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin no later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are described in APPENDIX B of this prospectus.

Optional Death Benefit Riders

Three optional death benefit riders are available, each for an additional charge. Each optional death benefit rider provides the opportunity to receive a death benefit that is greater than the Policy's standard death benefit under the circumstances described below. Your election must be made when the Policy is issued. Your election cannot be changed or revoked. At your Attained Age 95, each of the death benefit riders terminate, the rider charges end, and the death benefit becomes the standard death benefit.

The Return of Premium Death Benefit Rider and the Step-Up Death Benefit Rider cannot be elected together. Only the Return of Premium Death Benefit Rider is available with the Four-Year Surrender Charge Rider or the No Surrender Charge Rider.

Dollar Cost Averaging Program (Standard)

Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested

Direction Variable Annuity	28

percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. We must receive notice of your election and any changed instruction – either Written Notice or by telephone transaction instruction. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when an underlying portfolio company's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Accumulation Value, protect against a loss, or otherwise achieve your investment goals. You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the money market subaccount or the Fixed Account is less than $100. For more information regarding Dollar Cost Averaging rules, see the SYSTEMATIC TRANSFER PROGRAMS – Dollar Cost Averaging Program under the GENERAL DESCRIPTION OF THE POLICY section.

Portfolio Rebalancing Program (Standard)

The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct. You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs. For more information regarding Portfolio Rebalancing Program rules, see the SYSTEMATIC TRANSFER PROGRAMS – Portfolio Rebalancing Program under the GENERAL DESCRIPTION OF THE POLICY section.

Earnings Sweep Program (Standard)

The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account) either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs. For more information regarding the Earnings Sweep Program rules, see the SYSTEMATIC TRANSFER PROGRAMS – Earnings Sweep Program under the GENERAL DESCRIPTION OF THE POLICY section.

Step-Up Death Benefit Rider (optional)

The Step-Up Death Benefit Rider provides the opportunity to receive a death benefit that is greater than the Policy's standard death benefit. You may elect this rider if you (or the Annuitant if the Owner is a non-natural person) are not older than Attained Age 75 at issue. At your Attained Age 95, the rider will terminate and the death benefit becomes the standard death benefit. If the Policy is jointly owned, the death benefit is payable upon the death of the first Owner. The death benefit under the Step-Up Death Benefit Rider is referred to as the Step-Up Guaranteed Minimum Death Benefit ("Step-Up GMDB"). Until termination of the rider, the Step-Up GMDB equals the greater of the Accumulation Value on the date that proof of death is received and a value that has the potential to "step-up" on Policy Anniversaries. The Step-Up GMDB amount cannot be withdrawn.

The step-up interval is one year for this rider. The step-up benefit for Attained Ages 80-95 is the step-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by adding subsequent premiums paid and subtracting an adjustment for withdrawals made.

Calculating the Step-Up GMDB:

On the Policy Date, the Step-Up GMDB is the initial premium.

After the Policy Date, the Step-Up GMDB equals:

(a) + (b) - (c), where:

(a) is the greater of (i) the Accumulation Value as of the most recent Policy Anniversary and (ii) the Step-Up GMDB immediately preceding the most recent Policy Anniversary

(b) is any premiums paid since the most recent Policy Anniversary

(c) an adjustment for each partial withdrawal since the most recent Policy Anniversary

The adjustment for each partial withdrawal equals:

(A) If (C) is greater than or equal to (B), or

(A) * (B / C) if (B) is greater than (C), where:

(A) is the withdrawal amount (including any applicable surrender charges)

(B) is the Step-Up GMDB prior to the withdrawal

(C) is the Accumulation Value prior to the withdrawal

Example (actual results depend on Policy experience):

Assume:

1.    Policy issued on January 1, 2024, with $100,000 single premium and no additional premiums or withdrawals;

2.    January 1, 2025, Accumulation Value increases to $104,000;

3.    January 1, 2026, Accumulation Value decreases to $102,000;

4.    Owner dies on July 1, 2026, when Accumulation Value decreases to $101,000.

Result:

1.    The initial Step-Up GMDB value on January 1, 2024, is $100,000.

2.    On January 1, 2025, the Step-Up GMDB value is stepped-up to $104,000.

3.    On January 1, 2026, the Step-Up GMDB value remains at $104,000 since the Accumulation Value on January 1, 2025, of $102,000 is less than the prior Step-Up GMDB value.

4.    On July 1, 2026, the death benefit is the larger of the Step-Up GMDB value ($104,000) and the Accumulation Value ($101,000), or $104,000.

We do not currently limit the Investment Options you are allowed to select with the Step-Up Death Benefit Rider. However, we have reserved the right to do so while the rider is in effect. We also may change such limitations from time to time or impose additional restrictions. We will notify you in writing at least 30 days (or longer if required by state and/or federal law or regulation) prior to any change in the Investment Option limitations.

Direction Variable Annuity	29

Return of Premium Death Benefit Rider (optional)

The Return of Premium Death Benefit Rider provides the opportunity to receive a death benefit that is greater than the Policy's standard death benefit. You may elect this rider if you (or the Annuitant if the Owner is a non-natural person) are not older than Attained Age 85 at issue. At your Attained Age 95, the rider will terminate and the death benefit becomes the standard death benefit. If the Policy is jointly owned, the death benefit is payable upon the death of the first Owner.

The death benefit under the Return of Premium Death Benefit Rider is referred to as the Return of Premium Guaranteed Minimum Death Benefit ("Return of Premium GMDB"). Until termination of the rider, the Return of Premium GMDB equals the greater of the Accumulation Value on the date that proof of death is received and the adjusted guaranteed premium. The Return of Premium GMDB amount cannot be withdrawn.

Calculating the adjusted guaranteed premium:

The adjusted guaranteed premium is the total premium paid into the Policy less an adjustment for each withdrawal based on the proportion that the withdrawal amount has to the Policy Accumulation Value prior to the withdrawal. The adjusted guaranteed premium after a withdrawal equals:

A – (A * (B / C)), where:

A       is the adjusted guaranteed premium prior to the withdrawal

B       is the withdrawal amount (including applicable surrender charges)

C       is the Accumulation Value prior to the withdrawal

Example (actual results depend on Policy experience):

Assume:

1.    Policy issued on January 1, 2024, with $100,000 single premium and no additional premiums or withdrawals;

2.    July 1, 2024, Accumulation Value increases to $104,000 and then a partial withdrawal of $50,000 is taken;

3.    Owner dies on July 1, 2025, when Accumulation Value decreases to $32,000.

Result:

1.    The initial adjusted guaranteed premium on January 1, 2024, is $100,000.

2.    On July 1, 2024, the adjusted guaranteed premium after a $50,000 partial withdrawal is calculated as:

$100,000 – ($100,000 * ($50,000 / $104,000)) = $51,923.08

3.    On July 1, 2025, since no premium has been deposited and no withdrawals have been taken since July 1, 2024, the death benefit is the larger of $32,000 and $51,923.08, or $51,923.08.

Enhanced Death Benefit Rider (optional)

The Enhanced Death Benefit Rider provides the opportunity to receive a death benefit in addition to the Policy's standard death benefit or that which is provided by either of the other optional death benefit riders (if elected). You may elect this rider if you (or the Annuitant if the Owner is a non-natural person) are not older than Attained Age 75 at issue. At your Attained Age 95, the rider will terminate and the death benefit becomes the standard death benefit. If the Policy is jointly owned, the death benefit is payable upon the death of the first Owner.

Under the Enhanced Death Benefit Rider, we will pay the Enhanced Death Benefit ("EDB") amount upon the death of the Policy Owner. The EDB amount depends on the date that proof of death is received. For joint Policy Owners, the EDB is payable upon the death of the first Policy Owner.

Calculating the EDB:

Upon your death, EDB equals:

(A) * (B), where:

(A) is 0.40

(B) is the Benefit Base

The Benefit Base equals:

The lesser of (1) and (2), where:

(1) is AVD – NPBB

(2) is 200% of Adjusted NP

The Benefit Base will never be less than zero.

Example (actual results depend on Policy experience):

Assume:

1.    Death occurs in Policy Year 5

2.    AVD is $90,000

3.    NP is $26,500

4.    NPBB is $50,000

5.    Premium received within 12 months prior to death is $14,000

Result:

The EDB is calculated as follows:

(a)    Benefit Base is the lesser of:

(i)       $90,000 - $50,000 = $40,000, and

(ii)       200% of ($26,500 - $14,000) = $25,000

(b)       EDB amount is 40% of $25,000 or $10,000

AVD is the Accumulation Value on the date proof of death is received

NPBB is Net Premiums used for the determination of the Benefit Base, which are total premiums paid into the Policy less proportional withdrawal adjustments, if any, as described below. On each Policy Anniversary, NPBB is reset to the lesser of Net Premium (NP) or the Accumulation Value as of that Policy Anniversary.

NP is Net Premiums, which are total premiums paid into the Policy less proportional withdrawal adjustments, if any, as described below.

Adjusted NP is NP reduced by premiums paid within a certain time prior to the date that proof of death is received. If this date occurs in the first Policy Year, there is no reduction for premiums paid prior to this date. If this date occurs in the second Policy Year, all premiums paid in the second Policy Year reduce NP. If this date occurs after the second Policy Year, only premiums paid within the 12-month period prior to this date reduce NP.

The proportional withdrawal adjustments referred to in the definitions of NPBB and NP are calculated in the same fashion. The withdrawal adjustment is based on the proportion that the withdrawal has to the Accumulation Value prior to the withdrawal. The withdrawal adjustment equals:

A * (B / C), where:

A is the value of NP (or NPBB) prior to the withdrawal

B is the withdrawal amount (including any applicable surrender charges)

C is the Accumulation Value prior to the withdrawal

Direction Variable Annuity	30

With respect to IRAs, if you are purchasing the EDB for your IRA, our understanding of current law is that the tax status of optional death benefits such as EDB is unclear. We believe that use of the EDB endorsement and other optional death benefits should not result in adverse tax treatment. We may, in our sole discretion and in compliance with our adopted procedures, accept or reject IRA contributions to purchase a contract with optional benefits. However, we can give no assurance that the Internal Revenue Service will approve the use of the optional death benefit in IRAs. Therefore, the Policy Owners bear the risk of any adverse tax treatment.

Minimum Premium Rider (optional)

Under this rider, the initial premium amount may be lowered to $2,000. Additional premium requirements as provided in the Policy are unaffected by this rider.

The charge for the Minimum Premium Rider is a percentage of the Policy Value, will be deducted from the Policy Value on the same date in succeeding month as the Policy Date, and will continue for the life of the Policy. Whenever this date falls on a date other than a Business Day, the charge will be deducted on the next Business Day. This charge is noted in the Policy specification page.

The charge for the Minimum Premium Rider will be waived if the total Accumulation Value is $25,000 as of Policy Anniversary. Once waived, the charges are not reapplied if the total Accumulation Value falls below $25,000.

The issue ages for this rider are 0 to 85 for the Owner and Annuitant.

This rider is available at the time of Policy issue only. It may not be added to the Policy at a later date. The rider may not be cancelled after it is issued and will terminate when the Policy terminates.

Example: The Owner and Annuitant is the same individual and is age 50 at the time the Policy is issued with the Minimum Initial Premium Rider. The Owner submits a premium payment of $5,000 for each of the first five years of the Policy. As of the sixth Policy Anniversary, the Policy Accumulation Value is $28,000 which is greater than the $25,000 waiver threshold. This is the first time the Accumulation Value is more than $25,000. Therefore, effective the sixth Policy Anniversary, the charge for the Monthly Premium rider is no longer withdrawn from the Policy.

Enhanced Dollar Cost Averaging ("EDCA") Program (optional)

We reserve the right to credit bonus interest to premium payments made to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging ("EDCA") program. The EDCA will be available for new premium only, not transfers from Subaccounts or the Fixed Account. New premium usually includes only money noted on your Policy application; however, we may include other premium payments we receive during the period prior to receipt of the money noted on your application, so long as you do not exceed total premium limits for Ameritas Life annuities. Each premium allocated to the EDCA must be at least $1,500. We may defer crediting bonus interest until we receive all new premium noted on your application. Until all premiums noted on your application are received, amounts will remain in the Fixed Account and will receive the current interest rate declared for the Fixed Account. We must receive any new premium applicable to the EDCA program during the first six months that you own your Policy.

We transfer premium allocated to the EDCA monthly over a period of six months, beginning one month after the date we receive all new premium noted on your application. In the event you withdraw or transfer monies allocated to the EDCA, we will stop crediting interest under the EDCA program and transfer any remaining balance proportionately to the remaining Investment Options you selected in your latest allocation instructions. We reserve the right to discontinue offering the EDCA program at any time.

The EDCA program differs from the DCA program. For information on the DCA program, see the discussion of the DCA program in the Systematic Transfer Program section.

Example: A Policy is issued with total premium of $50,000 and $6,000 is allocated to the EDCA. If the declared interest rate for the EDCA is 2% and the Fixed Account declared interest rate is 1%, the money in the EDCA Fixed Account will earn 2% interest. The money in the EDCA program will be transferred to the Fixed Account and/or Subaccounts in accordance with your latest allocation instructions. (Note: Additional bonus interest in the EDCA is not guaranteed.)

Withdrawal Charge Riders

The following Policy riders allow access to certain Accumulation Value. There is a charge for these riders and they must be elected at the time the Policy is issued. For information about the charges, see this prospectus' FEE TABLE and CHARGES sections.

Four-Year Surrender Charge Rider (optional)

The Four-Year Surrender Charge Rider provides a shorter surrender charge schedule than the base Policy. There is a charge for this rider. The rider may only be elected at issue. The rider may not be cancelled and will terminate only when the Policy terminates. If you elect the Four-Year Surrender Charge Rider, you may not elect the No Surrender Charge Rider, the Waypoint Income Rider, the Step-Up Death Benefit Rider or the Enhanced Death Benefit Rider.

Example: Assuming a $100,000 initial premium and no additional premiums are made to the Policy. The table below illustrates a comparison of maximum applicable surrender charges for the available surrender charges.

Direction Variable Annuity	31

Policy Year	Surrender Charge Fee %	Partial Withdrawal Amount	Surrender Charge
1	8%	$10,000	$800
2	8%	$10,000	$800
3	8%	$10,000	$800
4	7%	$7,000	$490
5	0%	$6,000	$0
6	0%	$5,000	$0
7	0%	$5,000	$0
8	0%	$5,000	$0

No Surrender Charge Rider (optional)

The No Surrender Charge Rider allows you to take partial withdrawals or a full surrender of Accumulation Value without surrender charges. There is a charge for this rider. The rider may only be elected at issue. The rider may not be cancelled and will terminate only when the Policy terminates. If you elect the No Surrender Charge Rider, you may not elect the Four-Year Surrender Charge Rider, the Waypoint Income Rider, the Step-Up Death Benefit Rider or the Enhanced Death Benefit Rider.

If you elect the No Surrender Charge Rider, the following restrictions also apply:

•	Your premium allocation may not exceed 25% to the Fixed Account without prior approval. If prior approval is not received, we may reallocate the excess premium above 25% proportionately among your remaining Investment Option allocations.
•	The maximum amount you may transfer into the Fixed Account each Policy Year is 10% of the Separate Account value as of the previous Policy Anniversary. Prior to the first Policy Anniversary, the most recent Policy Anniversary is the date the first transfer was made into the Fixed Account.
•	We may further restrict allocation of premiums and transfers to the Fixed Account upon providing you with 30 days notice.

Example: A Policy with the No Surrender Charge Rider does not have any withdrawal charges. Therefore, no withdrawal charges will be withdrawn at the time of any partial withdrawal or surrender.

Waypoint Income Rider (optional)

Sales of the Waypoint Income Rider were suspended beginning September 1, 2020. The Waypoint Income Rider is not available for policies with a Policy Date on or after September 1, 2020 and will not be available to be added to the Policy at a later date.

If your Policy Date is prior to September 1, 2020 and you purchased the Policy before you Attained Age 50, you may add the Waypoint Income Rider on the Policy Anniversary nearest your 50th birthday if the rider is available at that time. We will send you notice of your ability to add the Waypoint Income Rider at least 60 days prior to the Policy Anniversary when it may be added. You must affirmatively respond to us in writing, and we must receive your response before the date provided in the notice. The Waypoint Income Rider may not be added after the date provided in the notice.

The balance of the disclosure in this section applies only to Policies with Policy Dates prior to September 1, 2020.

The Waypoint Income Rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy until the death of the last Covered Person, regardless of the Policy's Accumulation Value. A "Covered Person" is the Owner(s) of the Policy, the Annuitant(s) if the Owner is a non-natural person, or the spouse at the time the joint spousal option is selected.

Guarantees, which are obligations of the General Account, are subject to the financial strength and claims paying ability of the Company and do not apply to the performance of the underlying Investment Options available with the Waypoint Income Rider.

There is a charge for the Waypoint Income Rider. The rider may not be available in all states. The rider is only available if the Policy Owner is Attained Age 50 through 85. The date the Waypoint Income Rider is issued is the "Rider Date."

If you are Attained Age 50 through 85 on the date your Policy is issued, you may elect the Waypoint Income Rider at issue. If your Policy was purchased before your Attained Age 50, you may add the Waypoint Income Rider on the Policy Anniversary nearest your 50th birthday if the rider is available at that time. We will send you notice of your ability to add the Waypoint Income Rider at least 60 days prior to the Policy Anniversary when it may be added. You must affirmatively respond to us in writing, and we must receive your response before the date provided in the notice. The Waypoint Income Rider may not be added after the date provided in the notice.

The Internal Revenue Code defines Required Minimum Distribution amounts (an "RMD") in Code Sections 401(a)(9) and 408(b)(3) and related regulations. The RMD is based on the previous year-end Accumulation Value of only the Policy to which the Waypoint Income Rider is attached, including the present value of additional benefits provided under the Policy and any riders attached to the Policy, to the extent required to be taken into account under IRS guidance.

Direction Variable Annuity	32

Waypoint Income Rider Phases

The Waypoint Income Rider has three phases, and your rights and benefits vary depending on which phase the rider is in. The Waypoint Income Rider is issued in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later. Sequentially, the phases are:

Accumulation Phase: the period of time between the date the Waypoint Income Rider is issued and the date of the first lifetime withdrawal benefit payment.

Withdrawal Phase: the period of time beginning with the occurrence of the first lifetime withdrawal benefit payment.

Guaranteed Phase: the period of time during which lifetime withdrawal benefit payments continue to be made, even though the Policy's Accumulation Value has been reduced to zero.

Accumulation Phase

During the Accumulation Phase, you have the opportunity to grow the Premium Accumulation Value which will later be used to determine the lifetime withdrawal benefit payments provided by the Waypoint Income Rider. Under the circumstances described below, we credit the Premium Accumulation Value with a guaranteed annual compounded rate of return of 5% (the "Premium Accumulation Rate"). The Reset Feature of the Accumulation Phase provides the potential to increase your Premium Accumulation Value on each Policy Anniversary to equal the Policy's Accumulation Value if it is greater than the Premium Accumulation Value.

Premium Accumulation Period is a 10-year period beginning with the later of the Rider Date or the most recent reset date during which we credit the Premium Accumulation Value with the Premium Accumulation Rate. If you elect to enter the Withdrawal Phase during this time, the Premium Accumulation Period will end.

Premium Accumulation Value is the sum of premiums paid plus interest at the Premium Accumulation Rate compounded annually for the Premium Accumulation Period. The initial Premium Accumulation Value is the Policy's Accumulation Value as of the Rider Date. The Premium Accumulation Value cannot be withdrawn and is not payable as a death benefit.

Maximum Anniversary Accumulation Value is the highest Accumulation Value of the Policy on any Policy Anniversary during the Premium Accumulation Period after the later of the Rider Date or the most recent reset date, if any. The Maximum Anniversary Accumulation Value cannot be withdrawn and is not payable as a death benefit.

Reset Feature. On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy's Accumulation Value if it is greater.

At the time of a reset:

1.	A new Premium Accumulation Period begins for the Premium Accumulation Value and the Maximum Anniversary Accumulation Value.
2.	If the rider charge rate increases, we will notify you at least 30 days prior to the Policy Anniversary. The new rider charge rate will be specified in the notice and will not exceed the maximum rider charge rate.
3.	You can decline the rider charge rate increase by providing Written Notice no later than 10 days prior to the Policy Anniversary. If you decline the rider charge rate increase, the reset feature will be suspended and the rider charge rate will remain unchanged for the current Policy Year.

After reset, the provisions of the Waypoint Income Rider apply in the same manner as they applied when the rider was issued. The deduction of charges, limitations on withdrawals, and any future reset options available after the most recent reset will again apply and will be measured from the date of most recent reset.

Calculating the Premium Accumulation Value with a reset: On each Policy Anniversary during the Premium Accumulation Period, the Premium Accumulation Value equals: the greater of (A) and (B), where:
(A)	is the previous Premium Accumulation Value increased for premiums and decreased for an adjustment due to withdrawals plus interest at the Premium Accumulation Rate
(B)	is the Policy's Accumulation Value

Example (actual results depend on Policy experience):

Assume:

On the Rider Date, the Policy's Accumulation Value is $100,000

No additional premiums are added or withdrawals made

On the first Policy Anniversary after the Rider Date, the Policy's Accumulation Value is $98,000

On the second Policy Anniversary after the Rider Date, the Policy's Accumulation Value is $112,000

Result:

On the Rider Date, the Premium Accumulation Value is the Policy's Accumulation Value, or $100,000.

On the first Policy Anniversary after the Rider Date, the Premium Accumulation Value is the greater of:

(A) $100,000 + (5% of $100,000) = $105,000

(B) $ 98,000

This results in a Premium Accumulation Value of $105,000

On the second Policy Anniversary after the Rider Date, the Premium Accumulation Value is the greater of:

(A) $105,000 + (5% of $105,000) = $110,250

(B) $112,000

This results in a Premium Accumulation Value of $112,000. The Premium Accumulation Value has increased due to the Reset Feature of the rider.

Direction Variable Annuity	33

Withdrawals During the Accumulation Phase. You are permitted to take one withdrawal per Policy Year during the Accumulation Phase without initiating the Withdrawal Phase. You must indicate your desire to exercise this provision at the time you request a withdrawal. The withdrawal can be no sooner than 30 days after the Rider Date. The withdrawal may be subject to surrender charges as provided by the Policy and other applicable riders.

The Premium Accumulation Rate that will be applied in the year of a withdrawal will be impacted by such withdrawal. Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Policy Year in which the withdrawal is taken. A second request for a withdrawal in a Policy Year will automatically transition the rider to the Withdrawal Phase.

A withdrawal will reduce the Rider Charge Base, the Premium Accumulation Value, and the Maximum Anniversary Accumulation Value in the same proportion that the withdrawal amount has to the Policy's Accumulation Value prior to the withdrawal. The amount of these adjustments may be more than the dollar amount of the withdrawal.

Calculations after a withdrawal during the Accumulation Phase:

The Rider Charge Base, Premium Accumulation Value, and Maximum Anniversary Accumulation Value, respectively, after a withdrawal, equal:

A – (A * (B / C)), where:	A	is the Rider Charge Base, Premium Accumulation Value, or Maximum Anniversary Accumulation Value, respectively, prior to the withdrawal
	B	is the withdrawal amount
	C	is the Policy's Accumulation Value prior to the withdrawal

Example (actual results depend on Policy experience):

Assume:

Premium Accumulation Value (A) is $100,000

Partial Withdrawal Amount (B) is $20,000

Policy's Accumulation Value prior to the withdrawal (C) is $120,000

Premium Accumulation Value result after withdrawal:

= $100,000 – ($100,000 * ($20,000/$120,000))

= $100,000 – ($100,000 * (0.1666667))

= $100,000 – ($16,666.67)

= $83,333

Utilizing the same equation, a Rider Charge Base (A) assuming $105,000 would be $87,500.00 after the partial withdrawal, and a Maximum Anniversary Accumulation Value (A) assuming $115,000 would be $95,833.33 after the partial withdrawal.

Withdrawal Phase

During the Withdrawal Phase you will receive the lifetime withdrawal benefit payments provided by the Waypoint Income Rider. You may choose to begin the payments no sooner than 30 days after the Rider Date, and no later than 60 days after we receive Written Notice.

Lifetime Withdrawal Benefit Amount (LWBA) is the maximum withdrawal payment that can be withdrawn under the Waypoint Income Rider during a Policy Year without reducing the Benefit Base. We guarantee, as an obligation of our General Account, that you may withdraw during a Policy Year up to the LWBA, regardless of the Policy's Accumulation Value, until the death of the last Covered Person. Total withdrawals in a Policy Year that do not exceed the LWBA will not be subject to surrender charges.

You have the choice of receiving LWBA withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we may change the frequency of withdrawals to an interval that will result in a payment of at least $100. If, during the Withdrawal Phase, you withdraw less than the LWBA in a Policy Year, the unused portion cannot be carried forward to subsequent Policy Years.

The LWBA is determined by applying the Lifetime Distribution Factor to the Benefit Base.

Benefit Base is the amount used in conjunction with the Lifetime Distribution Factor to determine the LWBA. The Benefit Base cannot be withdrawn and is not payable as a death benefit. The Benefit Base is established at the beginning of the Withdrawal Phase as the greatest of the Policy's Accumulation Value, the Premium Accumulation Value, and the Maximum Anniversary Accumulation Value. The Benefit Base is adjusted downward due to excess withdrawals and adjusted upward due to step-up or additional premium payments. The Benefit Base is not used to determine other benefits or features of the Waypoint Income Rider.

Lifetime Distribution Factor is a percentage that corresponds to the Attained Age of the youngest Covered Person at the beginning of the Withdrawal Phase. The Lifetime Distribution Factor is established from the following schedule; it never changes once it is established:

Attained Age	Single Life Option	Joint Spousal Option
50 through 54	3.50%	3.25%
55 through 59	4.00%	3.75%
60 through 64	4.50%	4.25%
65 through 69	5.00%	4.75%
70 through 74	5.25%	5.00%
75 through 79	5.50%	5.25%
80 and older	6.00%	5.75%

Direction Variable Annuity	34

We may change this schedule for new issues and new Waypoint Income Rider elections. At any time that the Benefit Base is adjusted, the LWBA is re-determined by applying the Lifetime Distribution Factor to the adjusted Benefit Base.

Calculating the LWBA:

The LWBA equals:

(A) * (B), where:	(A)	is the Benefit Base at the time the Withdrawal Phase begins
	(B)	is the Lifetime Distribution Factor corresponding to the Attained Age of the youngest Covered Person at the time the Withdrawal Phase begins

Example (actual results depend on Policy experience):

Assume:

The rider is a Single Life option

The Benefit Base at the beginning of the Withdrawal Phase is $175,000 (A)

The Attained Age of the youngest Covered Person at the beginning of the Withdrawal Phase is 67

According to the schedule, the applicable Lifetime Distribution Factor is 5.00% (B)

Result:

$175,000 * 5.00% = $8,750

If, instead, the Attained Age of the youngest Covered Person at the beginning of the Withdrawal Phase is 60, the applicable Lifetime Distribution Factor is 4.50%. This would result in an LWBA of $7,875 ($175,000 * 4.50%).

Remaining Balance is the most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero. The Remaining Balance cannot be withdrawn. The Remaining Balance, if any, is payable as a death benefit.

Impact of Withdrawals on Benefit Base. Total withdrawals in a Policy Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. An Excess Withdrawal is the portion of any withdrawal taken during the Withdrawal Phase that exceeds the LWBA in that Policy Year. Excess Withdrawals will proportionately reduce the Benefit Base. The Benefit Base adjustment may be more than the dollar amount of the Excess Withdrawal. If you are required to take an RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal.

Calculating a reduction in Benefit Base due to Excess Withdrawal:

A proportional reduction in the Benefit Base equals:

A_____	A	is Excess Withdrawal amount with respect to the LWBA
B – (C – A), where:	B	is the Policy's Accumulation Value immediately prior to the withdrawal
	C	is the withdrawal amount

Example (actual results depend on Policy experience):

Assume:

Excess Withdrawal Amount (A) is $2,000

Policy Accumulation Value prior to withdrawal (B) is $90,000

Partial Withdrawal Amount (C) is $7,000

Benefit Base is $100,000

Result:

The proportional reduction factor is:

$2,000 / ($90,000 – ($7,000 - $2,000)) = 0.0235294

The effect on the Benefit Base is:

$100,000 * 0.0235294 = $2,352.94

Applying the reduction to the Benefit Base:

$100,000 - $2,352.94 = $97,647.06

A reduction in the Benefit Base will reduce the LWBA. No excess withdrawals will be allowed when the Policy's Accumulation Value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum; the rider and its benefits will be terminated.

Step-Up of Benefit Base. On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy's Accumulation Value to the Benefit Base. If the Policy's Accumulation Value is greater than the Benefit Base on a Policy Anniversary, we will set the Benefit Base to equal the Policy's Accumulation Value and recalculate the LWBA, which will increase the LWBA.

Additional Premiums. Additional premium payments made during the Withdrawal Phase will increase the Policy's Accumulation Value according to the provisions of the Policy, increase the Benefit Base, and increase the LWBA. Premium payments made during the Withdrawal Phase may not exceed $25,000 without our approval. Premium payments will not be accepted if the Policy's Accumulation Value is zero.

Guaranteed Phase

During the Guaranteed Phase, you will continue receiving LWBA payments even though the Policy's Accumulation Value has been reduced to zero. If a withdrawal (including an RMD) reduces the Policy's Accumulation Value to zero and at least one Covered Person is still living, the following will apply:

(1) the monthly rider charge will no longer be deducted,

(2) the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized payments according to a frequency selected by the Owner, but no less frequently than annually,

(3) no additional premiums will be accepted,

(4) no additional step-ups will occur,

(5) any Remaining Balance will not be available for payment in a lump sum and cannot be applied to provide payments under an annuity option, and

(6) the Policy and any other riders will cease to provide any death benefits.

Direction Variable Annuity	35

Rider Spousal Continuation

If your Policy is issued as non-qualified, or issued as a regular, SEP, SIMPLE, or Roth IRA, your spouse has the ability to continue the Waypoint Income Rider under the circumstances described below.

If the Covered Person dies during the Accumulation Phase of this rider and if the surviving spouse of the deceased Covered Person meets the age requirements of this rider, the surviving spouse may elect to continue this rider for his or her life in accordance with its terms. If the surviving spouse so elects, the rider will continue in the Accumulation Phase, and the Premium Accumulation Value and Maximum Anniversary Accumulation Value will be set equal to the Policy's Accumulation Value. The rider charge rate will equal the rider charge rate in effect for new issues of the same rider, but will not exceed the maximum rider charge. If age requirements are not met, the rider will terminate.

If the Covered Person dies during the Withdrawal Phase, the surviving spouse of the deceased Covered Person may elect to continue the rider in accordance with its terms. Total annual withdrawals, not to exceed the LWBA in effect on the date of the Covered Person's death, will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person's death.

Death Benefit

Upon the death of the last Covered Person, provided the rider is in the Withdrawal Phase, the Beneficiary may elect to receive either the death benefit as provided by the Policy and other riders, as applicable, or the distribution of the Remaining Balance accomplished through the payment of the LWBA, subject to the IRS regulations relating to RMDs, until such time that the Remaining Balance is zero.

If the last surviving Covered Person dies and the Policy's Accumulation Value is zero as of the date of death, any Remaining Balance will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

Rider Charge

The current and guaranteed maximum annual charges for the Waypoint Income Rider are in the Charges section of this prospectus. Beginning with the Rider Date, each month we will deduct a rider charge Pro-Rata from your Investment Options. The monthly rider charge is equal to the rider charge rate multiplied by the Rider Charge Base divided by 12.

Rider Charge Base is the value used to calculate the monthly rider charge for each Policy Month. The initial Rider Charge Base is the Policy's Accumulation Value as of the Rider Date. During the Accumulation Phase, the Rider Charge Base is established on each Policy Anniversary as the maximum of the Policy's Accumulation Value, the Premium Accumulation Value, and the Maximum Anniversary Accumulation Value. During the Policy Year, the Rider Charge Base is increased dollar-for-dollar for premiums paid since the previous Policy Anniversary. During the Policy Year, the Rider Charge Base is also reduced for any withdrawal taken since the previous Policy Anniversary in the proportion that the withdrawal amount has to the Policy's Accumulation Value prior to the withdrawal. During the Withdrawal Phase the Rider Charge Base is the Benefit Base.

Calculating the monthly rider charge:
The monthly rider charge equals:	(A * B) , where:	A is the Rider Charge Base
	12	B is the current rider charge rate

Example (actual results depend on Policy experience):

Assume:

A Single Life rider charge rate of 1.25%

On the Rider Date, the Policy's Accumulation Value is $100,000

No additional premiums are added or withdrawals made

On the first Policy Anniversary after the Rider Date, the Rider Charge Base is $105,000.

Result:

The initial Rider Charge Base is the Policy's Accumulation Value as of the Rider Date, or $100,000. The monthly rider charge for the next 12 Policy Months is calculated as follows:

($100,000 * 1.25%) / 12 = $104.16

On the first Policy Anniversary after the Rider Date, the monthly rider charge for the next 12 Policy Months is calculated as follows:

($105,000 * 1.25%) / 12 = $109.37

Permitted Investment Options

While the Waypoint Income Rider is in force, all of your Policy's Accumulation Value must be allocated to the permitted Investment Options approved for use with this rider. The Waypoint Income Rider will terminate if you allocate any portion of your Policy's Accumulation Value or subsequent premium payment to an Investment Option that is inconsistent with the permitted Investment Options. You may transfer your Policy's Accumulation Value between the permitted Investment Options; however, any transfer of your Policy's Accumulation Value to an Investment Option that is not a permitted Investment Option will result in termination of the Waypoint Income Rider.

We reserve the right to change at any time the permitted Investment Options and/or place additional restrictions on the number of Investment Options that you are allowed to select, or the percentages you may allocate to each Investment option while the Waypoint Income Rider is in force. We will notify you at least 30 days prior to any change to the permitted investment options. If we have not received alternate instructions from you prior to the closure of an investment Option, we will transfer all of your Policy's Accumulation Value from the discontinued Investment Option to a default Investment Option as specified in the notice. You may later request to transfer your Policy's Accumulation Value from the default Investment Option to any remaining permitted Investment Option. We may close one or more permitted

Direction Variable Annuity	36

Investment Option(s) to additional premium payments and transfers. We will notify you at least 30 days prior to the closure(s). If you wish to make additional premium payments, you will be required to transfer your Policy's Accumulation Value to one of the remaining permitted Investment Options.

The list of permitted Investment Options is listed below and in Appendix A:

American Funds IS Managed Risk Asset Allocation Fund	For investors seeking to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. This investment may be appropriate for investors who are risk-averse and seek to protect capital. Losses are still possible.

CVT Volatility Managed Growth Portfolio

For long-term investors who seek growth potential with less emphasis on current income. The portfolio is likely to experience fluctuation in value, while seeking to manage overall volatility. Losses are still possible.

CVT Volatility Managed Moderate Growth Portfolio

For long-term investors who seek a balance of current income and growth potential. The portfolio is likely to experience some fluctuations, while seeking to manage overall volatility. Losses are still possible.

CVT Volatility Managed Moderate Portfolio	For investors who seek current income and stability, with modest potential for increase in the value of their investment. Losses are still possible.

You must allocate 100% of your Policy's Accumulation Value to one of the permitted Investment Options. Each portfolio is a volatility managed fund and may be referred to as a "VM Fund" or, collectively, the "VM Funds." You must select the VM Fund that is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the VM Fund you select is appropriate for your ability to withstand investment risk. We are not responsible for your selection of a specific VM Fund or your decision to change to a different VM Fund.

The strategies used by the VM Funds seek to limit the volatility risks associated with the value of your Policy. While these strategies are intended to reduce the risk of market losses from investing in equity securities, they may result in periods of underperformance, including, but not limited to, during times when the market is appreciating. As a result, your Policy's Accumulation Value may rise less than it would have without these strategies. During periods of high market volatility, the strategies are intended to dampen the impact on your Policy during sharp market losses, but nevertheless, you may still incur losses.

The above VM Funds seek to stabilize the volatility of a portfolio to a predetermined target level; therefore, they may not perform as well in a rising market as they are designed to limit volatility and provide downside protection in a declining market. If performance is limited in rising markets, then your Policy Value may not increase as much as it would if other Investment Options were allowed, this means you may not have as many opportunities for resets of the Premium Accumulation Value and step-ups of the Benefit Base. Further, losses are still possible. Resets and step-ups are described in the Reset Feature section and the Step-Up of Benefit Base section of the Waypoint Income Rider description above.

The requirement to be invested in the VM Funds is a risk management strategy employed by us to mitigate the financial risks and manage the cost of providing you the guaranteed benefits of the Waypoint Income Rider. In some situations, this risk mitigation strategy may result in more favorable financial results to us and less favorable financial results to you. Our interest in reducing both loss and the volatility of Policy Values presents a potential conflict of interest with respect to the interest of Policy Owners.

The permitted Investment Options for the Waypoint Income Rider are each comprised of a single Investment Option, charges will be deducted from that Investment Option.

Changes to your Policy's Accumulation Value allocations outside of the permitted Investment Options will cause the Waypoint Income Rider to terminate. For this reason, you will not be able to execute such a trade online. You will be required to communicate with the Service Center. The Service Center will communicate that your election to trade will result in the termination of your Rider.

Potential Conflicts of Interest Relating to the VM Funds

The strategies used by the VM Funds limit the volatility risks associated with offering living benefit riders like the Waypoint Income Rider. In requiring allocation to the VM Funds we are not providing investment advice or managing the allocations of your Policy. There is no investment advisory agreement between you and us, nor are any of our affiliates an adviser to you as the Policy Owner.

Each VM Fund is a mutual fund portfolio managed by the mutual fund's investment adviser. The three VM Funds with "CVT" in their names are managed by Calvert Research and Management ("CRM") and sub-advised by Parametric Portfolio Associates LLC and our affiliate Ameritas Investment Partners, Inc. (“AIP”), subject to the oversight of CRM and the portfolio's Board of Directors. In providing investment subadvisory services to the CVT VM Funds, AIP may be subject to competing interests that may influence its decisions. These competing interests typically arise because AIP

Direction Variable Annuity	37

serves as the sub-adviser to the CVT VM Funds while we receive compensation for providing other services to the CVT VM Funds, which may vary depending on the portfolio. For additional information, see the CVT VM Fund portfolio prospectuses.

Termination

Except as otherwise provided under the Rider Spousal Continuation section, the Waypoint Income Rider will terminate without value on the earliest occurrence of any of the following dates:

(1)	the date of death of the last surviving Covered Person,
(2)	the date there is a change of Owner that results in a change of Covered Person,
(3)	the date annuity payments commence under an annuity income option,
(4)	the date an Excess Withdrawal is taken such that the recalculated LWBA is less than $100,
(5)	the date any investment restriction is violated,
(6)	the date you provide Written Notice to terminate either this rider or the Policy, or
(7)	the date the Policy is terminated.

If annuity payments are to commence at the Maturity Date under number (3) above, the Owner may select one of the following options:

(1)	apply the Policy's Accumulation Value under an annuity income option described in the Policy, or
(2)	receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

In the case of a divorce, this rider will continue provided the Covered Person does not change.

PURCHASES AND ACCUMULATION VALUE

Policy Application and Issuance

To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are Attained Ages 0 through 85. We reserve the right to reject any application or premium for regulatory reasons, or if the application or premium does not meet the requirements stated in the Policy, as disclosed in this prospectus.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

If your application is in good order upon receipt, we will credit your initial Net Premium to the Accumulation Value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, and Section 457 deferred compensation plans, subject to certain limitations. See this prospectus' TAXES section and APPENDIX B for details regarding all pension or deferred compensation plans. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.

Application in Good Order

All application questions must be answered, but particularly note these requirements:

▪	The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
▪	Your premium allocations must be completed in whole percentages and total 100%.
▪	Initial premium must meet minimum and maximum premium requirements.
▪	Your signature and your agent's signature must be on the application.
▪	Identify the type of plan, whether it is non-qualified or, if it is qualified, state the type of qualified plan.
▪	City, state and date application was signed must be completed.
▪	If you have one, please give us your email address to facilitate receiving updated Policy information by electronic delivery.
▪	There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
▪	Your agent must be both properly licensed and appointed with us.

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting of your initial premium payment made by personal check to your Policy until the check has been honored by your bank. Payment

Direction Variable Annuity	38

by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums in this Policy may not exceed $1 million without our consent.

Initial Premium

▪	The only premium required. All others are optional.
▪	Must be at least $25,000. If you purchase the optional Minimum Premium Rider, it must be at least $2,000. We have the right to change these premium requirements.

Minimum Premium Rider

The Minimum Premium Rider reduces the minimum initial premium requirement to $2,000. The rider may only be elected at issue. The rider does not change the requirements for additional premium payments. There is a charge for this rider. We will waive the charge in all years after the waiver threshold of $25,000 is met on a Policy Anniversary.

Additional Premiums

▪	Must be at least $100; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
▪	Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the Annuitant's 95th birthday or (ii) the Maturity Date.
▪	We reserve the right to limit total premiums in a Policy Year to $25,000.
▪	Prior approval is required for any premium resulting in more than $1 million in total premium for this Policy.

Allocating Your Premiums

You may allocate your premiums among the variable Investment Options and the Fixed Account option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

▪	Allocations must be in whole percentages and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us and are credited on the basis of accumulation unit value next determined after receipt.
▪	For Policies issued with the No Surrender Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

Your Accumulation Value

On your Policy's date of issue, the Accumulation Value equals the initial premium less any charge for applicable premium taxes that we may collect. On any Business Day thereafter, the Accumulation Value equals the sum of the values in the Separate Account variable Investment Options and the Fixed Account. The Accumulation Value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable Investment Options (and interest earned in the Fixed Account option) as well as the deductions for charges under the Policy.

Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Accumulation Value held in the Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Accumulation Units held in the Subaccount allocated to the Policy. We will determine the value of the assets of each Subaccount at the close of trading on the New York Stock Exchange on each Business Day.

The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount on any Business Day equals the unit value of the Subaccount on the previous Business Day multiplied by the net investment factor for the Subaccount. The net investment factor for each Subaccount can be determined on any Business Day by using the following calculation:

▪	The net asset value per share of the Subaccount's underlying portfolio as of the end of the current Business Day, plus the per share amount of any dividend or capital gain distribution paid by that underlying portfolio since the previous Business Day, plus the per share amount of any taxes payable by the Separate Account; divided by
▪	The net asset value per share of the Subaccount's underlying portfolio as of the end of the previous Business Day, minus
▪	The daily mortality and expense risk charge and the daily administrative expense charge.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made. Each transaction described below will increase or decrease your Accumulation Units.

The number of Accumulation Units in a Subaccount will increase when:

▪	Net Premiums are credited to it; or
▪	Amounts are transferred to it from other Subaccounts or the Fixed Account

Direction Variable Annuity	39

The number of Accumulation Units in a Subaccount will decrease when:

▪	Partial withdrawals (and any surrender charges) are taken from it;
▪	Monthly deductions are taken from it;
▪	Transfer charges are taken from it; or
▪	Amounts are transferred out of it into other Subaccounts or the Fixed Account

Fixed Account Value

The Accumulation Value of the Fixed Account on any Business Day equals:

(a)	the Fixed Account value at the end of the previous Business Day; plus
(b)	any premiums allocated to the Fixed Account since the end of the previous Business Day; plus
(c)	any transfers from the Subaccounts to the Fixed Account since the end of the previous Business Day; minus
(d)	any transfers from the Fixed Account to the Subaccounts since the end of the previous day; minus
(e)	any transfer fees allocated to the Fixed Account since the end of the previous Business Day; minus
(f)	any partial withdrawals (including any applicable surrender charges) allocated to the Fixed Account since the end of the previous Business Day; minus
(g)	on the Policy Anniversary, a Pro-Rata share of the Policy fee; plus
(h)	interest credited to the Fixed Account since the end of the previous Business Day.

We guarantee that the Fixed Account value will be credited with a rate of interest at least equal to the guaranteed minimum interest rate.

Principal Underwriter

Ameritas Investment Company, LLC ("AIC"), 5900 O Street, Lincoln, Nebraska 68510, is the principal underwriter of the Policies. AIC is a direct wholly-owned subsidiary of Ameritas Life. AIC enters into contracts with its own representatives to sell Policies and with various unaffiliated broker-dealers ("Distributors") to also distribute Policies through their own representatives. All persons selling the Policy will be registered representatives and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

SURRENDERS AND WITHDRAWALS

There are several ways to take all or part of your investment out of your Policy, both before and after the Maturity Date. Tax penalties and surrender charges may apply to amounts taken out of your Policy before the Maturity Date. Your Policy also provides a death benefit (including, for an additional charge, optional death benefit riders) that may be paid upon your death prior to the Maturity Date. All or part of a death benefit may be taxable.

WITHDRAWALS

You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Maturity Date. Amounts withdrawn may be subject to a surrender charge. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all of your rights in the Policy end.

For purposes of the surrender charge only, premiums are deemed to be withdrawn before any earnings; this means that there may be no surrender charge if the amount of the withdrawal is less than or equal to premiums received at least 7 years prior to the withdrawal (4 years for the Four-Year Surrender Charge Rider) and not considered having been previously withdrawn. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first – a "last-in, first-out" procedure.)

Withdrawal Rules

▪	Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
▪	Minimum withdrawal is $250.
▪	We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
▪	A withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Accumulation Value from any Fixed Account option. If you do not specify the Investment Option(s) from which to take the withdrawal, it will be taken from each Investment Option on a Pro-Rata basis.
▪	The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including surrender charges), a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
▪	Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

Direction Variable Annuity	40

We will allow fax and email request forms and signatures to be used for the purpose of a Written Notice authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

Systematic Withdrawal Plan

The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Accumulation Value from a specified Investment Option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

Free Withdrawal Amount

Each year after the first Policy Year you may withdraw 10% of the Accumulation Value without a surrender charge. This free withdrawal amount is reduced by all prior free withdrawals in the Policy Year. Any unused portion of the free withdrawal amount cannot be carried forward to subsequent Policy Years. There is no charge for this feature.

Waiver of Surrender Charge

The surrender charge will be waived for a full surrender or partial withdrawal in the event of (1) or (2) below. You are eligible for this benefit on the Policy Date.

(1)	You become confined in a Qualified Institution for a period of at least 30 consecutive days on or after the Policy Date, subject to the following:

a.	You must be a natural person (not a trust, corporation, or other legal entity).
b.	You must have been an Owner of the Policy continuously since the Policy date.
c.	You were not confined in a Qualified Institution at any time during the 60-day period immediately prior to the Policy Date.
d.	We receive Written Notice for a full surrender or partial withdrawal, along with due proof of confinement, within 12 months following such confinement.

A "Qualified Institution" is a facility located in the United States that is primarily engaged in providing continuous, on-going skilled nursing care and related services for its residents. The Qualified Institution must be operated pursuant to the laws and regulations of the state in which it is licensed and be qualified as a "skilled nursing facility" under Medicare or Medicaid. The Qualified Institution must maintain daily medical records of each patient. The Qualified Institution's staff must be licensed, certified, or registered in accordance with applicable state laws. A Qualified Institution does not include: assisted living facilities, residential care facilities, facilities primarily engaged in the treatment of mental or nervous disorders, facilities primarily engaged in the treatment of alcoholism or drug addiction, or rehabilitation hospitals.

(2)	You are diagnosed with a terminal illness on or after the Policy Date, subject to the following:

a.	You must be a natural person (not a trust, corporation, or other legal entity).
b.	You must have been an Owner of the Policy continuously since the Policy Date.
c.	You must have received a diagnosis from your Physician resulting in a reduction of your life expectancy to 12 months or less.
d.	We must receive Written Notice for a full surrender or partial withdrawal together with a certificate from your Physician stating your life expectancy and any other proof we may require.

A "Physician" is a doctor of medicine or osteopathy (other than you, your spouse, domestic partner, a member of your family, a business or professional partner, or any person with whom you share a financial or business interest) licensed to practice medicine and surgery in the state in which he or she practices and who is practicing within the scope of such license in the United States.

If your Policy is terminated, either by you or us, and you are eligible for this waiver benefit at the time of termination, then your right to this benefit will not be prejudiced and surrender charges will be waived. If the request for this waiver is denied, you will be notified of the denial. At such time, you will be provided with the opportunity to instruct us of your desire to either proceed with, or cancel, your full surrender or partial withdrawal.

There is no charge for this feature. The waiver may not be available in all states or at all times.

Delay of Payments

We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an

Direction Variable Annuity	41

emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

We may defer payments of a full surrender or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the department of insurance of our domiciliary state.

Cancellation Rights

If you are not satisfied with the Policy, you may void it by returning it to us or our agent from which it was purchased within 10 days of receipt, or longer where required by state law. You will then receive a full refund of your Accumulation Value; however, where required by certain states, or if your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Accumulation Value, whichever amount is greater.

TAXES

This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. Generally, amounts payable to a Beneficiary on the Policy Owner’s death will be included in the estate of the Policy Owner for federal estate tax purposes, however, we make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions as applied to your particular situation. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

Tax Deferrals During Accumulation Period

An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual Owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

Taxation of Withdrawals

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:

▪	after the taxpayer reaches age 59 1/2;
▪	upon the death of the Owner;
▪	if the taxpayer is defined as totally disabled;
▪	as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the Beneficiary;
▪	under an immediate annuity; or
▪	under certain other limited circumstances.

Taxation of Annuity Payments

Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. The remaining balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Taxation of Death Proceeds

A death benefit paid under the Policy may be taxable income to the Beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your annuity, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as Beneficiary, they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the Beneficiary is the surviving spouse of the Owner, it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

Direction Variable Annuity	42

Tax Treatment of Assignments and Transfers

An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

Tax Treatments by Type of Owner

A Policy held by an entity, other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the Owner. However, this rule does not apply if the entity as Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

Annuity Used to Fund Qualified Plan

The Policy is designed for use with various qualified plans including:

▪	Individual Retirement Annuities (IRAs), Code Section 408(b);
▪	Simplified Employee Pension (SEP IRA), Code Section 408(k);
▪	Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
▪	Roth IRAs, Code Section 408A.

The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

Tax Impact on Account Value

Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Certain of the proceedings we are involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations. Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could from time to time have a material adverse effect on any or all of the above.

FINANCIAL INFORMATION

Financial statements of the Subaccounts of the Separate Account and our Company are included in the Statement of Additional Information. To learn how to obtain a copy, see the Table of Contents page or the last page of this prospectus.

Direction Variable Annuity	43

APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY

The following is a list of portfolio companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at ameritas.com/investments/fund-prospectuses. You can also request this information at no cost by calling 800-745-1112 or by sending an email request to alictd@ameritas.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2023
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Relative Value Portfolio, Class B	0.86%*	11.72%	11.57%	9.05%
	AllianceBernstein L.P.
Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds ® IS Asset Allocation Fund, Class 2	0.55%	14.27%	9.20%	7.25%
	Capital Research and Management Company (SM)
Seeks to provide long-term growth of capital.	American Funds ® IS Global Growth Fund, Class 2	0.66%*	22.60%	13.65%	9.58%
	Capital Research and Management Company (SM)
Seeks to provide growth of capital.	American Funds ® IS Growth Fund, Class 2	0.59%	38.49%	18.68%	14.36%
	Capital Research and Management Company (SM)
Seeks to achieve long-term growth of capital and income.	American Funds ® IS Growth-Income Fund, Class 2	0.53%	26.14%	13.36%	10.91%
	Capital Research and Management Company (SM)
Seeks to provide long-term growth of capital.	American Funds ® IS International Fund, Class 2	0.78%	15.84%	4.83%	3.41%
	Capital Research and Management Company (SM)
Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds ® IS Managed Risk Asset Allocation Fund, Class P2	0.90%*	10.23%	5.91%	4.74%
	Capital Research and Management Company (SM) /
	Milliman Financial Risk Management LLC
Seeks to provide long-term capital appreciation.	American Funds ® IS New World Fund, Class 2	0.82%*	15.99%	8.64%	4.69%
	Capital Research and Management Company (SM)
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds ® IS Washington Mutual Investors Fund, Class 2	0.52%*	17.29%	12.60%	9.91%
	Capital Research and Management Company (SM)
Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400®Index (S&P 400 Index).[1]	BNY Mellon MidCap Stock Portfolio, Service Shares	1.05%*	17.99%	10.42%	7.17%
	BNY Mellon Investment Adviser, Inc. /
	Newton Investment Management North America, LLC
Seeks to match the performance of the Standard & Poor's® Small Cap 600 Index (S&P Small Cap 600 Index).[1]	BNY Mellon Small Cap Stock Index Portfolio, Service Shares	0.60%*	15.39%	10.41%	8.04%
	BNY Mellon Investment Adviser, Inc.
Total return.	Calvert VP SRI Balanced Portfolio, Class F	0.90%	16.42%	9.99%	7.11%
	Calvert Research and Management
Growth and income.	CVT Volatility Managed Growth Portfolio, Class F (named Calvert VP Volatility Managed Growth Portfolio, Class F prior to 5/1/24)	0.91%*	15.65%	6.78%	4.91%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc.[2] and Parametric Portfolio Associates LLC
Income and growth.	CVT Volatility Managed Moderate Growth Portfolio, Class F (named Calvert VP Volatility Managed Moderate Growth Portfolio, Class F prior to 5/1/24)	0.89%*	13.79%	6.33%	4.95%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC
Direction Variable Annuity	44

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2023
			1 year	5 year	10 year
Current income.	CVT Volatility Managed Moderate Portfolio, Class F (named Calvert VP Volatility Managed Moderate Portfolio, Class F prior to 5/1/24)	0.87%*	11.92%	5.43%	4.51%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC
Capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund, Class 2	0.93%	24.08%	13.54%	10.89%
	Columbia Management Investment Advisers, LLC
Long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund, Class 2	1.34%*	9.19%	3.40%	2.38%
	Columbia Management Investment Advisers, LLC
High current income with capital growth secondary.	Columbia Variable Portfolio - High Yield Bond Fund, Class 2	0.89%*	11.87%	5.31%	4.17%
	Columbia Management Investment Advisers, LLC
Capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund, Class 2	1.04%	15.32%	7.96%	3.37%
	Columbia Management Investment Advisers, LLC
Long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund, Class 2	1.07%*	10.05%	13.05%	8.16%
	Columbia Management Investment Advisers, LLC
Long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund, Class 2	1.10%*	12.85%	9.91%	6.18%
	Columbia Management Investment Advisers, LLC
Total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund, Class 2	0.94%*	9.20%	2.91%	2.99%
	Columbia Management Investment Advisers, LLC
Capital appreciation.	DWS Alternative Asset Allocation VIP, Class B	1.21%	5.67%	5.70%	2.63%
	DWS Investment Management Americas, Inc. /
	RREEF America L.L.C.
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Service Class 2 [3]	0.81%	33.12%	16.36%	11.33%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Service Class 2 [3,4]	0.52%	4.63%	1.57%	0.97%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index. [1]	Fidelity® VIP Index 500 Portfolio, Service Class 2 [3]	0.35%	25.88%	15.27%	11.64%
	Fidelity Management & Research Company LLC /
	Geode Capital Management, LLC.
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Service Class 2 [3]	0.63%	6.00%	1.72%	2.08%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Service Class 2 [3]	0.82%	14.80%	12.17%	7.85%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio, Service Class 2 [3]	0.90%	9.18%	3.47%	3.10%
	Fidelity Management & Research Company LLC /
	FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers for the fund.
Seeks to maximize income while maintaining prospects for capital appreciation.	FTVIPT Franklin Income VIP Fund, Class 2	0.71%*	8.62%	6.98%	5.01%
	Franklin Advisers, Inc.
Seeks capital appreciation.	FTVIPT Franklin Mutual Global Discovery VIP Fund, Class 2	1.15%	20.31%	10.16%	5.98%
	Franklin Mutual Advisers, LLC
Direction Variable Annuity	45

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2023
			1 year	5 year	10 year
Seeks long-term total return.	FTVIPT Franklin Small Cap Value VIP Fund, Class 2	0.91%*	12.75%	11.06%	7.04%
	Franklin Mutual Advisers, LLC
Seeks long-term capital growth.	FTVIPT Templeton Foreign VIP Fund, Class 2	1.07%*	20.76%	5.27%	1.28%
	Templeton Investment Counsel, LLC
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary.	FTVIPT Templeton Global Bond VIP Fund, Class 2	0.75%*	2.88%	-2.13%	-0.66%
	Franklin Advisers, Inc.
Long-term capital appreciation.	Invesco V.I. American Value Fund, Series II	1.14%	15.29%	12.45%	6.98%
	Invesco Advisers, Inc.
Provide reasonable current income and long-term growth of income and capital.	Invesco V.I. Diversified Dividend Fund, Series II	0.93%	8.77%	9.53%	7.53%
	Invesco Advisers, Inc.
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund, Series II	1.27%	8.82%	1.85%	2.84%
	Invesco Advisers, Inc. /
	Invesco Asset Management Limited
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio, Service Shares	0.82%*	5.29%	1.55%	1.66%
	Janus Henderson Investors US LLC
Capital growth by investing in common stocks. Income is a secondary objective.	LVIP American Century Disciplined Core Value Fund, Service Class (American Century VP Disciplined Core Value Fund, Class II prior to reorganization 4/26/24)	0.96%*	8.24%	9.92%	7.92%
	Lincoln Financial Investments Corporation /
	American Century Investment Management, Inc.
To seek to provide total return.	Macquarie VIP Asset Strategy Series, Service Class (named Delaware Ivy VIP Asset Strategy, Class II prior to 5/1/24)	0.85%*	13.90%	8.27%	3.48%
	Delaware Management Company /
	Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
To seek to provide total return through a combination of capital appreciation and current income.	Macquarie VIP Balanced Series, Service Class (named Delaware Ivy VIP Balanced, Class II prior to 5/1/24)	1.03%*	16.09%	9.49%	6.37%
	Delaware Management Company /
	Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
To seek to provide capital growth and appreciation.	Macquarie VIP Energy Series, Service Class (named Delaware Ivy VIP Energy, Class II prior to 5/1/24)	1.17%*	4.05%	7.75%	-2.42%
	Delaware Management Company /
	Macquarie Investment Management Global Limited
To seek to provide growth of capital.	Macquarie VIP Global Growth Series, Service Class (named Delaware Ivy VIP Global Growth, Class II prior to 5/1/24)	1.04%*	19.90%	12.10%	7.66%
	Delaware Management Company /
	Macquarie Investment Management Global Limited
To seek to provide total return through a combination of high current income and capital appreciation.	Macquarie VIP High Income Series, Service Class (named Delaware Ivy VIP High Income, Class II prior to 5/1/24)	0.96%	11.95%	4.46%	3.70%
	Delaware Management Company /
	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited
To seek to provide capital growth and appreciation.	Macquarie VIP International Core Equity Series, Service Class (named Delaware Ivy VIP International Core Equity, Class II prior to 5/1/24)	1.11%*	15.65%	7.56%	4.00%
	Delaware Management Company /
	Macquarie Investment Management Global Limited
Direction Variable Annuity	46

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2023
			1 year	5 year	10 year
To seek to provide growth of capital.	Macquarie VIP Mid Cap Growth Series, Service Class (named Delaware Ivy VIP Mid Cap Growth, Class II prior to 5/1/24)	1.10%*	19.59%	14.63%	10.47%
	Delaware Management Company /
	Macquarie Investment Management Global Limited
To seek to provide growth of capital.	Macquarie VIP Science and Technology Series, Service Class (named Delaware Ivy VIP Science and Technology, Class II prior to 5/1/24)	1.15%	39.05%	17.17%	10.87%
	Delaware Management Company /
	Macquarie Investment Management Global Limited
To seek to provide capital appreciation.	Macquarie VIP Smid Cap Core Series, Service Class (named Delaware Ivy VIP Smid Cap Core, Class II prior to 5/1/24)	1.17%	15.71%	9.63%	7.70%
	Delaware Management Company /
	Macquarie Investment Management Global Limited
Seeks capital appreciation.	MFS® Blended Research® Core Equity Portfolio, Service Class	0.68%*	28.20%	15.53%	10.82%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Blended Research® Small Cap Equity Portfolio, Service Class	0.76%*	18.67%	10.01%	8.00%
	Massachusetts Financial Services Company
Seeks a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Portfolios.	MFS® Conservative Allocation Portfolio, Service Class	0.28%	10.03%	5.30%	4.28%
	Massachusetts Financial Services Company
Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS® Corporate Bond Portfolio, Service Class	0.88%*	8.89%	2.43%	2.56%
	Massachusetts Financial Services Company
Seeks total return.	MFS® Global Real Estate Portfolio, Service Class	1.15%*	11.20%	6.16%	6.28%
	Massachusetts Financial Services Company
Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS® Government Securities Portfolio, Service Class	0.83%*	3.86%	0.08%	0.81%
	Massachusetts Financial Services Company
Seeks a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Portfolios.	MFS® Growth Allocation Portfolio, Service Class	0.28%	15.03%	9.64%	7.26%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Growth Series, Service Class	0.98%*	35.51%	15.59%	12.69%
	Massachusetts Financial Services Company
Seeks a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Portfolios.	MFS® Moderate Allocation Portfolio, Service Class	0.26%	12.64%	7.68%	5.94%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® New Discovery Series, Service Class	1.12%*	14.25%	10.81%	7.41%
	Massachusetts Financial Services Company
Seeks total return.	MFS® Utilities Series, Service Class	1.04%*	-2.33%	8.05%	6.13%
	Massachusetts Financial Services Company
Total return.	Morgan Stanley VIF Global Strategist Portfolio, Class II	1.00%*	13.94%	5.94%	3.81%
	Morgan Stanley Investment Management Inc. /
	Morgan Stanley Investment Management Limited
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Growth Portfolio, Class S	1.11%*	17.96%	11.86%	8.69%
	Neuberger Berman Investment Advisers LLC
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	1.26%*	10.69%	8.36%	5.88%
	Neuberger Berman Investment Advisers LLC
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio, Advisor Class	1.58%*	-7.93%	8.46%	-0.90%
	Pacific Investment Management Company LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Emerging Markets Bond Portfolio, Advisor Class	1.37%	11.00%	2.14%	2.67%
	Pacific Investment Management Company LLC
Direction Variable Annuity	47

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2023
			1 year	5 year	10 year
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio, Advisor Class	0.79%	4.87%	0.88%	0.82%
	Pacific Investment Management Company LLC
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio, Advisor Class	0.94%	3.57%	3.05%	2.15%
	Pacific Investment Management Company LLC
Seeks maximum current income, consistent with preservation of capital and daily liquidity.	PIMCO Short-Term Portfolio, Advisor Class	0.76%	5.80%	2.02%	1.76%
	Pacific Investment Management Company LLC
Seeks long-term return consistent with preservation of capital.	Putnam VT Global Asset Allocation Fund, Class IB [5]	1.11%*	17.48%	8.14%	6.35%
	Putnam Investment Management, LLC
Seeks capital appreciation.	Putnam VT Global Health Care Fund, Class IB [5]	1.01%	9.13%	13.48%	10.16%
	Putnam Investment Management, LLC
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio-II	1.00%*	48.96%	13.22%	12.03%
	T. Rowe Price Associates, Inc.
Long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund, Class S Shares	1.45%*	10.41%	9.61%	4.61%
	Van Eck Associates Corporation
Long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund, Class S Shares	1.36%	-3.84%	10.34%	-1.26%
	Van Eck Associates Corporation

*	Current Expenses take into account expense reimbursement or fee waiver arrangements in place. Annual expenses for the fund for the year ended December 31, 2023, reflect temporary fee reductions under such an arrangement.
1	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
2	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
3	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
4	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
5	Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

Additional Note Regarding Waypoint Income Rider

Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. Policies with the Waypoint Income Rider are required to allocate to the permitted Investment Options, which currently require 100% allocation to one of the following Subaccounts:

American Funds IS Managed Risk Asset Allocation

CVT Volatility Managed Growth

CVT Volatility Managed Moderate Growth

CVT Volatility Managed Moderate

By imposing restrictions on Investment Options, we are not providing investment advice or managing the allocations of your Policy.

Policies issued with the No Surrender Charge Rider may not allocate more than 25% of each premium paid to the Fixed Account without our consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

Direction Variable Annuity	48

APPENDIX B: Tax-Qualified Plan Disclosures

DISCLOSURE STATEMENT Ameritas Life Insurance Corp.	For annuity policies issued as a: ▪ Traditional IRA ▪ SEP IRA ▪ SIMPLE IRA ▪ Roth IRA

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or CPA to learn how the applicable tax laws apply to your situation. This Disclosure Statement is not intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publications 590-A and 590-B Contributions and Distributions to Individual Retirement Arrangements, respectively.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this Disclosure Statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:

Ameritas Life Insurance Corp.

Service Center, Attn: Annuity Service Team

P.O. Box 81889

Lincoln, NE 68501

Telephone 800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, or longer, if required under state law, if you elect to cancel your Policy you may be subject to a withdrawal charge.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity Policy is used for a Traditional IRA or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP IRA), or Savings Incentive Match Plan for Employees (SIMPLE IRA). A separate Policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("Code") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

Inherited IRA

If you inherited this IRA from anyone other than your deceased spouse, you may not make any contributions to this IRA, including Rollover contributions.

Traditional IRA

Eligibility

You are eligible to establish a Traditional IRA if at any time during the year you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Annual Contribution Limits

You may make annual contributions to a Traditional IRA of up to the Annual Contribution Limit of $7,000 in 2024 or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000 (for a total 2024 contribution limit of $8,000 if you’re at least 50 years old), so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation. Beginning in 2024, the $1,000 increase amount for individuals aged 50 or older will also be adjusted for inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of your and your spouse's combined compensation or earned income.

The combined limit on contributions to both Traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Direction Variable Annuity	49

Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such Rollover contributions are not limited by this annual contribution maximum. You may not roll over any amount required by Traditional IRA rules to be distributed to you.

Contributions must be made by the due date for filing your tax return. Except for a SEP IRA, an extension of the filing deadline for your tax return does not extend the time during which your Traditional IRA contribution may be made. A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax deductible depending on whether you are an active participant in an employer-sponsored retirement plan and whether your modified adjusted gross income ("MAGI") is above the phase-out level. When you file your tax return, you must designate any contributions as being either deductible or nondeductible. If you make a nondeductible contribution to your Traditional IRA, you must use IRS Form 8606 (Nondeductible IRA Contributions, IRA Basis and Nontaxable IRA Distributions). IRS Form 8606 is filed with your tax return. If you did not properly report a nondeductible contribution, tax consequences and penalties may apply. See the instructions for your federal income tax return or IRS Publication 590-A for more details regarding MAGI and reporting obligations with respect to IRA contributions.

Unless it is a Rollover contribution, your contribution must be paid in cash. You may make contributions consisting of regular contributions, catch-up (age 50 and over) contributions, additional authorized contributions, Rollovers, or transfers to your Traditional IRA.

From time to time, new legislation authorizes additional contributions to IRAs under prescribed circumstances by eligible individuals. For a full listing and explanation of the tax implications of all additional authorized contributions, including repayments of Qualified Reservist Distributions, Coronavirus-Related Distributions, or Qualified Disaster Distributions, and contributions of Qualified Settlement Income, Qualified Plan Loan Offsets or Difficulty of Care Payments, see the most recent IRS Publication 590-A.

Deductibility of Contributions

Contributions made for the tax year may be fully deductible if neither you nor your spouse (if you are married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), SEP IRA, SIMPLE IRA, SIMPLE 401(k), and certain governmental plans) for any part of such year.

If you are an active participant in an employer-sponsored retirement plan you may make deductible contributions if your MAGI is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phase out range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of MAGI.

Active participants with income above the phase out range are not entitled to an IRA deduction. The phase out limits are as follows:

	Married Filing Jointly	Single/Head of Household
Year	MAGI	MAGI

2022	$109,000 - $129,000	$68,000 - $78,000
2023	$116,000 - $136,000	$73,000 - $83,000
2024	$123,000 - $143,000	$77,000 - $87,000

In 2024, if you are not an active participant in an employer-sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your MAGI is below $218,000 and the deductible contribution for you is phased out between $230,000 and $240,000 of MAGI. These phase-out ranges are required to be increased by the IRS to reflect increases in inflation. If you are married but file a separate tax return from your spouse and your spouse is an active participant, your deduction is phased out between $0 and $10,000 of MAGI.

Even if you will not be able to deduct the full amount of your Traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being nondeductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Traditional IRA contributions accumulate tax-deferred until you withdraw them.

Excess Contributions

If you contribute more than the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Traditional IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax for the year for which the excess contribution was made. Earnings distributed will be taxable in the year in which the contribution was made.

If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you

Direction Variable Annuity	50

make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Traditional IRA During Your Life

You may take distributions from your Traditional IRA at any time. However, there is an additional 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½, unless: (1) the distribution is made to a Beneficiary on or after the Owner's death; (2) the distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated Beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if (a) he or she has received unemployment compensation for 12 consecutive weeks or more; (b) the distribution is made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made to pay for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; (8) the distribution is made to satisfy a levy issued by the IRS; (9) the distribution is a qualified reservist distribution; (10) the distribution is made to pay for certain expenses related to birth or adoption; (11) the distribution constitutes an emergency personal expense distribution made after December 31, 2023; (12) the distribution is an eligible distribution to a domestic abuse victim made after December 31, 2023; (13) the distribution is made to a terminally ill individual; (14) the distribution is made in connection with certain federally declared disasters; or (15) the distribution is made in accordance with new legislation or IRS guidance authorizing distributions in special circumstances. Generally, the part of a distribution attributable to nondeductible contributions is not includible in income and is not subject to the 10% penalty. The above listed exceptions to the 10% premature tax are subject to certain limitations and restrictions. For details regarding exceptions to the 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½ as well as any eligible repayment of these distributions, see the information in the most recent IRS Publication 590-A.

Some distributions exempt from the 10% premature distribution tax may be repaid subject to certain restrictions. For details regarding exceptions to the 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½ as well as any eligible repayment of these distributions, see the information in the most recent IRS Publication 590-A.

Tax laws require you to take a Required Minimum Distribution (RMD) each year once you reach a certain required beginning age. For individuals who turn 72 on or before December 31, 2022, the required beginning age is 72. For individuals who turn 72 after December 31, 2022, the required beginning age is 73. The required beginning age will change to 75 for individuals who turn 74 after December 31, 2032. When you reach your required beginning age, you must elect to receive RMDs no later than April 1 of the following year (Required Beginning Date) whether or not you have retired. There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. At your request we will calculate the RMD for you. Prior to taxable years beginning in 2023, the penalty for failure to take the RMD could result in an additional tax of 50% of the amount not taken. For taxable years beginning in 2023, the penalty for failure to take the RMD is reduced to 25% of the amount not taken and this penalty can be reduced to 10% if correction is made within the appropriate “correction window.”

Distributions From Your Traditional IRA After Your Death

If you die before all the funds in your Traditional IRA have been distributed, the remaining funds will be distributed to your designated Beneficiary as required below and as selected by such Beneficiary. However, if you die after Required Minimum Distributions commence, distributions must generally be made under the Policy option selected before death. In this case, Required Minimum Distributions may be required prior to complete distribution of the funds.

Your designated Beneficiary must withdraw the funds remaining no later than December 31 of the calendar year in which the tenth anniversary of your death occurs; or if your Beneficiary is an eligible designated Beneficiary, the funds may be withdrawn over the life or life expectancy of the eligible designated Beneficiary, beginning on or before December 31 of the calendar year following the year of your death. However, if the designated Beneficiary is your spouse, payments may be delayed until December 31 of the calendar year in which you would have reached your required beginning age. If you did not designate a Beneficiary that is an individual, the funds remaining generally must be distributed within five years after your death.

Your surviving spouse, if the sole Beneficiary, may elect to treat your Traditional IRA as his or her own Traditional IRA. An eligible designated Beneficiary is a designated Beneficiary who is your surviving spouse, your minor child, disabled, a chronically ill individual or an individual who is not more than 10 years younger than you. Once your minor child reaches the age of majority, any remainder of the child's interest in the IRA must be distributed within 10 years after the date on which the age of majority is attained.

Tax Consequences

Amounts paid to you or your Beneficiary from your Traditional IRA are taxable as ordinary income, except recovery of your nondeductible Traditional IRA contributions is tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 25%. The penalty is reduced to 10% if the correction is made within the applicable correction window.

Direction Variable Annuity	51

Tax-Free Rollovers

Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Traditional IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Traditional IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Traditional IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:

1.     Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Under certain circumstances the IRS may waive the 60-day requirement, or you may qualify for an automatic waiver. For details, see information on Rollovers completed after the 60-day period in the most recent IRS Publication 590-A. Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding. Participant Rollovers from another Traditional IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding. Traditional IRA to Traditional IRA Rollovers are limited to one per 12-month period. However, you may transfer Traditional IRA assets to another Traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred tax-free to an IRA (which is not a SIMPLE IRA) during the two-year period following the date you first participate in any SIMPLE IRA maintained by your employer.

2.     Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:

a.	distributions which are part of a series of substantially equal periodic payments (made at least annually) over your lifetime or life expectancy, the lifetimes or life expectancies of you and your Beneficiary, or a period of 10 years or more;
b.	Required Minimum Distributions made during or after the year you reach your Required Beginning Date;
c.	any hardship distributions made under the terms of the plan; and
d.	amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.
e.	Corrective distributions of excess contributions or excess deferrals, and any income allocable to the excess, or of excess annual additions and allocable gains.

Under certain circumstances, you may roll over all or a portion of your distribution from your Traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, SEP IRA, or SIMPLE IRA (if it has been at least two years since you first participated in the SIMPLE IRA), or governmental 457 plan. However, you may not roll over after-tax contributions from your Traditional IRA to a 401(a) plan, 401(k) plan, 403(b) plan, or governmental 457 plan. You may also be eligible to make a one-time qualified Health Savings Account (HSA) funding distribution from your Traditional IRA or Roth IRA to your HSA.

For rules applicable to Rollovers or transfers to Roth IRAs, see the paragraphs below on Roth IRA.

SEP IRA

A SEP IRA allows self-employed people and small business owners to establish Simplified Employee Pensions for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Traditional IRAs. See Publication 560 for more details.

SIMPLE IRA

SIMPLE IRAs operate in connection with a Savings Incentive Match Plan for Employees maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Traditional IRAs.

Roth IRA

Eligibility

You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, and your (and your spouse's) MAGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth IRA), out of your compensation or earned income for any year.

Limit on Annual Contributions

You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $7,000 for 2024. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation. Beginning in 2024, the $1,000 increase amount for individuals aged 50 or older will also be adjusted for inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution Limit, but

Direction Variable Annuity	52

both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Traditional) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Traditional IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) MAGI. In 2024, you may contribute the maximum contribution to your Roth IRA if you are single and your MAGI is less than $146,000. Your ability to contribute to your Roth IRA is phased out at $161,000. You may contribute the maximum contribution to your Roth IRA if you are married and filing jointly and your MAGI is less than $230,000. Your ability to contribute to your Roth IRA is phased out at $240,000. These phase-out ranges are required to be increased by the IRS to reflect increases in inflation. If you are married but file a separate tax return from your spouse and lived with your spouse at any time during the year, you cannot make a Roth IRA contribution if your MAGI is $10,000 or more.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions

Unlike a Traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions

If you contribute more than the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

▪	You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax for the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made.
▪	If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated.

Tax on Withdrawals From Your Roth IRA

You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if it is a qualified distribution meeting the following requirements: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59½, your death or disability, or for qualified first-time home buyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includible in income, if the distribution is made within the five-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA

Unlike a Traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed to your designated Beneficiary no later than the end of the tenth calendar year after your death occurs or if your Beneficiary is an eligible designated Beneficiary, over the life or life expectancy of the eligible designated Beneficiary and must begin on or before December 31 of the calendar year following the year of your death.

However, if the designated Beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own. If you do not designate a Beneficiary that is an individual, the entire benefit must be distributed within five years of your death.

An eligible designated Beneficiary is a designated Beneficiary who is your surviving spouse, your minor child, disabled, a chronically ill individual or an individual who is not more than 10 years younger than you.

Rollovers and Conversions

You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Traditional IRA to a Roth IRA. You can roll over distributions from a Traditional IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that Rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. There may be additional income tax consequences upon a conversion. A conversion of a Traditional IRA to a Roth IRA cannot be recharacterized as having been made to a Traditional IRA. See IRS Publication 590-A and consult your financial adviser to determine other considerations when converting a Traditional IRA to a Roth IRA.

Direction Variable Annuity	53

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS

Lump sum Distribution

If you decide to receive the entire value of your IRA in one lump sum, the full amount is taxable when received (except as to nondeductible contributions to a Traditional IRA or to a Roth IRA, or "qualified distributions" from a Roth IRA), and is not eligible for the special ten year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of qualified retirement plans. Distributions are also not eligible for capital gains treatment.

Nontransferability

You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability

The value of your IRA always belongs to you, without risk of forfeiture.

Loans and Prohibited Transactions

If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includible in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and be subject to the 10% penalty tax.

Financial Disclosure

Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

Estate Tax

Generally, amounts payable to a Beneficiary on the Policy Owner’s death will be included in the estate of the contract Owner for federal estate tax purposes. Further, transfers of IRA assets to a named Beneficiary made during your life may be subject to federal gift taxes under IRC Section 2501. However, we make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions as applied to your particular situation. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Charitable Distributions

If you are age 70½ or older, you may make tax-free distributions of up to $100,000 per year directly from your IRA to certain charitable organizations. Beginning in 2023, this amount is indexed for inflation and may increase for subsequent tax years. Also beginning in 2023, part of this charitable distribution may include a one-time distribution of up to $50,000 directly from your IRA to certain split-interest entities (such as charitable remainder trusts or charitable gift annuities). Many times, charitable distributions qualify as RMDs. Special tax rules may apply. For further detailed information, see the most recent IRS Publication 590-B. Many times, charitable distributions qualify as RMDs. Special tax rules may apply. For further detailed information, see the most recent IRS Publication 590-B.

IRS Filing

Generally, a Form 5329 (Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts) must be filed if an individual owes taxes on premature distributions from, or excess contributions to, his or her IRA. Therefore, you must file Form 5329 with the Internal Revenue Service for each taxable year during which excise taxes are due because of a premature distribution or failure to receive a mandatory excess distribution.

IRS Approval

Your IRA annuity has not been submitted to the Internal Revenue Service for approval as to the form of the contract.

STATUS OF OUR IRA

We may, but are not obligated to, seek IRS approval of your Traditional IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Traditional IRA or Roth IRA.

Direction Variable Annuity	54

STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT

A Statement of Additional Information ("SAI") with the same date as this prospectus contains other information about the Separate Account, us, and the Policy. You may obtain a copy without charge upon request, and make other inquiries about your Policy, by calling our toll-free telephone number 800-745-1112 or accessing the following website ameritas.com.

REPORTS TO YOU

We will send you a statement at least annually showing your Accumulation Value. As long as your Policy activity is limited to scheduled periodic premiums automatically deducted from your bank or investment account or other systematic transfer programs, you will also receive a quarterly report, which will be confirmation of premium payments and regular monthly deductions. We will confirm any other premium payments, Subaccount transfers, surrender, partial withdrawals, and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.

Also, reports and other information about the Separate Account are available on the SEC's website at sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

FINRA PUBLIC DISCLOSURE PROGRAM

FINRA provides investor protection education through its website and printed materials. The FINRA regulation website address is finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is (800) 289-9999. FINRA does not charge a fee for the BrokerCheck program Services.

THANK YOU

for reviewing this prospectus. You should also review the fund prospectus for the portfolio underlying each Subaccount variable Investment Option you wish to select.

IF YOU HAVE QUESTIONS,

About the Policy described in this prospectus, or wish to request a Statement of Additional information,

contact your sales representative, or write or telephone us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

Or 5900 O Street

Lincoln, Nebraska 68510

Toll-Free Telephone: 800-745-1112

Fax: 402-467-7335

Interfund Transfer Request Fax: 402-467-7923

Website: ameritas.com

Email: clientservices@ameritas.com

REMEMBER, THE CORRECT FORM is important for us to process your Policy elections and changes accurately. Many service forms can be found when you access your account through our website. Or, call us at the toll-free number and we will send you the form you need.

© 2024 Ameritas Life Insurance Corp.	SEC Registration # 811-05192
Class/Contract # C000162725
File # 333-206889

Direction Variable Annuity	55

Statement of Additional Information: May 1, 2024
to accompany Policy Prospectuses listed below.

Variable Annuity Policies:
Overture Annuity	Overture Accent!
Overture Annuity II	Medley!
Overture Annuity III	Overture Medley ®
Overture Annuity III-Plus	Direction Variable Annuity
Overture Acclaim!
offered through
Ameritas Variable Separate Account VA-2

TABLE OF CONTENTS	PAGE

Contacting Us. To have questions answered or to send additional premium, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

Or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-745-1112

Fax: 402-467-7335

ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

GENERAL INFORMATION AND HISTORY	1

SERVICES	2
PURCHASE OF SECURITIES BEING OFFERED
UNDERWRITER
CALCULATION OF PERFORMANCE DATA

STANDARDIZED PERFORMANCE REPORTING	3
NON-STANDARDIZED PERFORMANCE REPORTING
YIELDS
SERVICE MARKS AND COPYRIGHTS
LICENSING AGREEMENT

FINANCIAL STATEMENTS	4

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by emailing us, or accessing through our website at ameritas.com/prospectuses, or by calling us at 800-745-1112. Defined terms used in the current prospectus for the Policy and not otherwise defined herein are incorporated in this Statement of Additional Information.

GENERAL INFORMATION AND HISTORY

Ameritas Variable Separate Account VA-2 (referred to as the "Separate Account" or the "Registrant") is a separate investment account of Ameritas Life Insurance Corp. (“Company, we, us, our, Ameritas Life, Depositor"). We are engaged in the business of issuing life insurance; annuities; individual disability income insurance; group dental, vision and hearing care insurance; retirement plans and 401(k) plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company. Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

The Registrant is a segregated asset account of Ameritas Life established to receive and invest your Premiums. The Separate Account was established on May 28, 1987, under the laws of the State of Nebraska, in accordance with resolutions set forth by the Ameritas Life Board of Directors. The Separate Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. This registration does not mean that the SEC supervises the management, investment practices, or policies of the Separate Account.

Ameritas Life maintains and services the Policies described in this Statement of Additional Information and in the prospectus, in accordance with its terms.

Ameritas Variable Separate Account VA-2	SAI: 1	Statement of Additional Information

SERVICES

Affiliates of Ameritas Life may provide administrative services, including but not limited to third party administrative services, policy administration and other operation support services, claims administration, and development and maintenance of software, to Ameritas Life relating to policies offered by its separate accounts, including the Separate Account. On October 1, 2021, Ameritas Life entered into a Fourth Amended and Restated General Administrative Services Agreement (the "Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life. The parties to the Agreement are Ameritas Life, AHC, Ameritas Investment Partners, Inc., Ameritas Investment Company, LLC (“AIC”), Variable Contract Agency, LLC, Ameritas Advisory Services, LLC, Select Benefits Group, LLC dba Dental Select, and Ameritas Bluestar Retirement Services, LLC. At the time of the Agreement, all parties to the Agreement were wholly owned subsidiaries of AHC or Ameritas Life. Ameritas Bluestar Retirement Services, LLC and Select Benefits Group, LLC dba Dental Select have since been dissolved. Ameritas Life made no payments for administrative services provided by affiliated companies in 2021, 2022, or 2023.

All matters of state and federal law pertaining to the Policy have been reviewed by the Ameritas Life internal legal staff.

PURCHASE OF SECURITIES BEING OFFERED

The Policies sold under the Separate Account are flexible premium deferred variable annuity policies. We pay commissions for the sale of the Policies. Our underwriter and affiliate, Ameritas Investment Company, LLC enters into contracts with its own representatives to sell Policies and with various unaffiliated broker-dealers ("Distributors") to also distribute Policies through their own representatives. The agents who sell and service the Policy are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority.

UNDERWRITER

Direction Variable Annuity Policies are offered continuously and are distributed by AIC (the “Underwriter”), a wholly owned subsidiary of ours, 5900 O Street, Lincoln, Nebraska 68510 (formerly Ameritas Investment Corp. which served as underwriter until its conversion to a limited liability company in January, 2020). Other Policies listed above, and offered through the Separate Account, are no longer offered for new sales. AIC enters into contracts with various broker-dealers to distribute the Policy.

YEAR:	2021	2022	2023
Variable annuity commissions the Depositor paid to the Underwriter that were paid to other broker-dealers and representatives (not kept by the Underwriter.)	$4,250,619	$3,149,558	$3,319,563
Variable annuity commissions earned and kept by the Underwriter.	$0	$0	$0
Fees the Depositor paid to the Underwriter for variable annuity Principal Underwriter services.	$651,793	$997,400	$1,110,447

CALCULATION OF PERFORMANCE DATA

When we advertise performance for a Subaccount (except any money market subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website are current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. A Policy owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Ameritas Variable Separate Account VA-2	SAI: 2	Statement of Additional Information

STANDARDIZED PERFORMANCE REPORTING

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring fees that are charged to all Policy Owners. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

NON-STANDARDIZED PERFORMANCE REPORTING

We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented in Standardized Performance Reporting; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

YIELDS

We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period.

The yield reflects all recurring fees that are charged to all Policy owners. Net investment income will be determined according to rules established by the SEC. For any fees that may vary with the size of account, we assume an account size equal to the Subaccount's mean (or median) Account Value. As a result, the yield does not reflect the Policy fee. We also assume the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of the money market subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The money market subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy Value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The money market subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

The money market subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy Owner's investment in the money market subaccount nor that Subaccount's investment in the money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

SERVICE MARKS AND COPYRIGHTS

"Ameritas" and the bison design are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Ameritas Life Insurance Corp. (the “Licensee”) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs

Ameritas Variable Separate Account VA-2	SAI: 3	Statement of Additional Information

of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.

S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2023 and 2022, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2023, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the Subaccounts of Ameritas Variable Separate Account VA-2 as of December 31, 2023, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein.

Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1100 Capitol Avenue, Suite 300, Omaha, NE 68102.

Our financial statements are part of this Statement of Additional Information. Our financial statements bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas Variable Separate Account VA-2	SAI: 4	Statement of Additional Information

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Variable Separate Account VA-2

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the subaccounts of Ameritas Life Insurance Corp. Separate Account VA-2 (the “Account”) listed in Note 1 as of December 31, 2023, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for the periods presented in Note 1. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2023, and the results of their operations, the changes in their net assets, and the financial highlights for periods presented in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 12, 2024

We have served as the Account’s auditor since 1987.

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FS-3

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity):
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity-Income IC) -
642,552.958 shares at $24.85 per share (cost $14,247,211)	$15,967,441
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class (Equity-Income SC) -
72,271.101 shares at $24.65 per share (cost $1,645,995)	1,781,483
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class 2 (Equity-Income SC2) -
384,867.486 shares at $23.91 per share (cost $8,530,340)	9,202,182
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth IC) -
268,316.665 shares at $93.10 per share (cost $16,763,703)	24,980,282
Fidelity(R) VIP Growth Portfolio, Service Class (Growth SC) -
31,536.104 shares at $92.36 per share (cost $2,045,329)	2,912,675
Fidelity(R) VIP Growth Portfolio, Service Class 2 (Growth SC2) -
86,561.066 shares at $89.92 per share (cost $6,258,696)	7,783,571
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
598,215.328 shares at $4.60 per share (cost $3,033,277)	2,751,791
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
101,318.640 shares at $4.56 per share (cost $528,388)	462,013
Fidelity(R) VIP High Income Portfolio, Service Class 2 (High Income SC2) -
8,394,731.567 shares at $4.38 per share (cost $43,986,149)	36,768,924
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
145,640.627 shares at $25.82 per share (cost $2,774,488)	3,760,441
Fidelity(R) VIP Overseas Portfolio, Service Class (Overseas SC) -
18,442.117 shares at $25.68 per share (cost $362,901)	473,594
Fidelity(R) VIP Overseas Portfolio, Service Class 2 (Overseas SC2) -
290,112.467 shares at $25.51 per share (cost $5,926,104)	7,400,769
Fidelity(R) VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
383,445.734 shares at $15.64 per share (cost $5,876,957)	5,997,091
Fidelity(R) VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
67,182.897 shares at $15.47 per share (cost $1,017,540)	1,039,319
Fidelity(R) VIP Asset Manager Portfolio, Service Class 2 (Asset Mgr. SC2) -
96,028.873 shares at $15.14 per share (cost $1,427,846)	1,453,877
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
377,019.150 shares at $11.17 per share (cost $4,795,150)	4,211,304
Fidelity(R) VIP Investment Grade Bond Portfolio, Service Class 2 (Inv. Bond SC2) -
5,726,491.547 shares at $10.82 per share (cost $71,351,436)	61,960,639
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
398,744.205 shares at $48.63 per share (cost $12,891,199)	19,390,931
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
93,823.853 shares at $48.30 per share (cost $3,092,408)	4,531,692

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity), continued:
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class 2 (Contrafund SC2) -
621,013.144 shares at $46.83 per share (cost $20,827,073)	$29,082,046
Fidelity(R) VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
43,394.061 shares at $21.41 per share (cost $702,520)	929,067
Fidelity(R) VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
6,757.384 shares at $21.19 per share (cost $107,232)	143,189
Fidelity(R) VIP Asset Manager: Growth Portfolio, Service Class 2 (Asset Mgr. Gr. SC2) -
23,806.420 shares at $20.99 per share (cost $442,662)	499,697
Fidelity(R) VIP Mid Cap Portfolio, Service Class 2 (Mid Cap SC2) -
113,019.494 shares at $34.69 per share (cost $3,823,854)	3,920,646
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
13,262,336.050 shares at $1.00 per share (cost $13,262,336)	13,262,336
Fidelity(R) VIP Government Money Market Portfolio, Service Class 2 (Money Market SC2) -
2,071,956.250 shares at $1.00 per share (cost $2,071,956)	2,071,956
Fidelity(R) VIP Index 500 Portfolio, Service Class 2 (Index 500 SC2) -
20,142.419 shares at $455.28 per share (cost $5,956,715)	9,170,441
Fidelity(R) VIP Strategic Income Portfolio, Service Class 2 (Strategic SC2) -
44,908.334 shares at $10.35 per share (cost $508,894)	464,801
The Alger Portfolios (Alger):
Alger Balanced Portfolio, Class I-2 (Balanced) -
299,289.907 shares at $18.93 per share (cost $4,387,480)	5,665,558
MFS(R) Variable Insurance Trust (MFS):
MFS(R) Utilities Series Portfolio, Initial Class (Utilities) -
778,850.424 shares at $32.25 per share (cost $22,710,684)	25,117,926
MFS(R) New Discovery Series Portfolio, Initial Class (New Discovery) -
509,551.103 shares at $12.94 per share (cost $8,812,830)	6,593,591
MFS(R) Total Return Series Portfolio, Initial Class (Total Return) -
215,972.926 shares at $23.26 per share (cost $5,035,806)	5,023,530
MFS(R) Growth Series Portfolio, Service Class (Growth SC) -
16,829.151 shares at $55.68 per share (cost $914,688)	937,047
MFS(R) New Discovery Series Portfolio, Service Class (New Discovery SC) -
75,166.114 shares at $10.10 per share (cost $1,164,719)	759,178
MFS(R) Utilities Series Portfolio, Service Class (Utilities SC) -
96,185.659 shares at $31.54 per share (cost $3,176,771)	3,033,696
MFS(R) Variable Insurance Trust II (MFS):
MFS(R) Income Portfolio, Initial Class (Strategic) -
346,290.566 shares at $8.37 per share (cost $3,225,668)	2,898,452
MFS(R) Research International Portfolio, Initial Class (Research) -
1,468,322.336 shares at $16.88 per share (cost $22,775,112)	24,785,281

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

MFS(R) Variable Insurance Trust II (MFS), continued:
MFS(R) Blended Research(R) Core Equity Portfolio, Service Class
(Blended Core SC) -	$237,949
4,353.258 shares at $54.66 per share (cost $231,182)
MFS(R) Corporate Bond Portfolio, Service Class (Corporate SC) -
118,247.237 shares at $9.37 per share (cost $1,167,651)	1,107,977
MFS(R) Government Securities Portfolio, Service Class (Government SC) -
7,955.855 shares at $10.82 per share (cost $99,388)	86,082
MFS(R) Variable Insurance Trust III (MFS):
MFS(R) Growth Allocation Portfolio, Service Class (Growth Allocation SC) -
45,501.210 shares at $9.60 per share (cost $513,876)	436,812
MFS(R) Moderate Allocation Portfolio, Service Class (Moderate SC) -
81,121.518 shares at $10.73 per share (cost $971,132)	870,434
MFS(R) Conservative Allocation Portfolio, Service Class (Conservative SC) -
39,285.453 shares at $9.38 per share (cost $426,974)	368,498
MFS(R) Blended Research(R) Small Cap Equity Portfolio, Service Class
(Blended Small Cap SC) -	283,239
29,846.025 shares at $9.49 per share (cost $317,771)
MFS(R) Global Real Estate Portfolio, Initial Class (Global Real Estate IC) -
1,918.155 shares at $13.08 per share (cost $29,731)	25,089
MFS(R) Global Real Estate Portfolio, Service Class (Global Real Estate SC) -
8,104.313 shares at $15.93 per share (cost $131,523)	129,102
Morgan Stanley Variable Insurance Fund, Inc. (Van Kampen):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
1,428,581.395 shares at $12.90 per share (cost $20,227,017)	18,428,700
Morgan Stanley VIF Global Strategist Portfolio, Class I (Intl. Magnum) -
122,789.229 shares at $8.57 per share (cost $1,214,096)	1,052,304
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
3,447,598.957 shares at $14.54 per share (cost $59,158,934)	50,128,089
Morgan Stanley VIF Global Strategist Portfolio, Class II (Global II) -
10,188.348 shares at $8.49 per share (cost $91,831)	86,499
Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
2,428,980.936 shares at $2.37 per share (cost $5,049,504)	5,756,685
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
71,521.334 shares at $25.47 per share (cost $2,023,368)	1,821,648
Calvert VP SRI Balanced Portfolio, Class F (Balanced F) -
593,103.102 shares at $2.35 per share (cost $1,254,170)	1,393,792

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

American Century Investments (American Century):
American Century VP Disciplined Core Value Fund Portfolio, Class I (Income & Growth) -
5,031,877.021 shares at $7.67 per share (cost $43,826,925)	$38,594,497
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap Value) -
411,734.260 shares at $19.44 per share (cost $7,934,327)	8,004,114
American Century VP Disciplined Core Value Fund Portfolio, Class II (Inc. & Growth II) -
194,113.992 shares at $7.67 per share (cost $1,629,327)	1,488,854
AIM Variable Insurance Funds (AIM):
Invesco V.I. EQV International Equity Fund Portfolio, Series I (Intl. Growth) -
221,061.417 shares at $34.09 per share (cost $7,192,777)	7,535,984
Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
175,575.432 shares at $13.98 per share (cost $2,626,956)	2,454,545
Invesco V.I. Global Core Equity Fund Portfolio, Series I (Global Value) -
285,328.976 shares at $9.67 per share (cost $2,879,113)	2,759,131
Invesco V.I. Discovery Mid Cap Growth Fund Portfolio, Series I
(Discovery Mid Cap) -
36,073.043 shares at $62.81 per share (cost $2,670,554)	2,265,748
Invesco V.I. Diversified Dividend Fund Portfolio, Series II (Diversified) -
21,506.360 shares at $23.99 per share (cost $545,276)	515,938
Invesco V.I. American Value Fund Portfolio, Series II (Value) -
16,730.576 shares at $13.73 per share (cost $259,861)	229,711
Invesco V.I. Global Real Estate Fund Portfolio, Series II (Real Estate) -
114,711.257 shares at $13.65 per share (cost $1,585,357)	1,565,809
Calvert Variable Products, Inc. (Summit):
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
448,975.007 shares at $119.60 per share (cost $40,056,626)	53,697,411
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
391,823.892 shares at $79.76 per share (cost $27,900,477)	31,251,874
Calvert VP Nasdaq 100 Index Portfolio, Class I (Nasdaq-100 Index) -
330,723.260 shares at $143.17 per share (cost $19,436,963)	47,349,649
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
413,914.773 shares at $95.39 per share (cost $31,610,244)	39,483,330
Calvert VP S&P 500 Index Portfolio (S&P 500) -
808,318.714 shares at $172.99 per share (cost $97,754,550)	139,831,054
Calvert VP Investment Grade Bond Index Portfolio, Class I (Barclays) -
1,396,255.887 shares at $48.44 per share (cost $76,056,701)	67,634,635
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
4,777,185.572 shares at $20.58 per share (cost $82,225,791)	98,314,479

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Calvert Variable Products, Inc. (Summit), continued:
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
2,922,992.212 shares at $19.28 per share (cost $49,232,096)	$56,355,290
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
3,583,623.432 shares at $17.73 per share (cost $58,719,212)	63,537,643
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
339,254.789 shares at $23.27 per share (cost $5,977,097)	7,894,459
BNY Mellon Investment Portfolios (Dreyfus):
BNY Mellon MidCap Stock Portfolio, Service Shares (MidCap) -
141,858.256 shares at $18.56 per share (cost $2,553,909)	2,632,889
BNY Mellon Small Cap Stock Index Portfolio, Service Shares (Small Cap) -
48,766.326 shares at $18.58 per share (cost $881,636)	906,078
Deutsche DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
126,563.041 shares at $13.86 per share (cost $1,689,700)	1,754,164
DWS International Growth VIP Portfolio, Class A (Thematic) -
19,961.094 shares at $15.11 per share (cost $272,628)	301,612
DWS Alternative Asset Allocation VIP Portfolio, Class B (Alternative) -
2,494.803 shares at $12.72 per share (cost $32,470)	31,734
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
52,929.474 shares at $15.76 per share (cost $874,938)	834,169
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S (Intrinsic) -
10,250.093 shares at $19.32 per share (cost $202,075)	198,032
Neuberger Berman AMT Mid Cap Growth Portfolio, Class S (Growth) -
20,701.380 shares at $22.92 per share (cost $536,055)	474,476
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
1,079,954.706 shares at $43.54 per share (cost $27,838,284)	47,021,228
PIMCO Variable Insurance Trust (Pimco):
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
866,866.632 shares at $9.18 per share (cost $9,119,612)	7,957,836
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
611,777.388 shares at $9.60 per share (cost $6,328,861)	5,873,063
PIMCO Short-Term Portfolio, Advisor Class (Short Term) -
124,638.354 shares at $10.23 per share (cost $1,269,182)	1,275,050
PIMCO Emerging Markets Bond Portfolio, Advisor Class (Emerging) -
8,642.280 shares at $10.55 per share (cost $107,437)	91,176

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

PIMCO Variable Insurance Trust (Pimco), continued:
PIMCO Low Duration Portfolio, Advisor Class (Low Duration Adv.) -
14,444.172 shares at $9.60 per share (cost $144,048)	$138,664
PIMCO Real Return Portfolio, Advisor Class (Real Return) -
355,942.010 shares at $11.57 per share (cost $4,493,445)	4,118,249
PIMCO CommodityRealReturn(R) Strategy Portfolio, Advisor Class (Commodity) -
16,486.018 shares at $5.46 per share (cost $120,289)	90,014
ALPS Variable Investment Trust (Ibbotson):
Morningstar Balanced ETF Asset Allocation Portfolio, Class II (Balanced) -
56,599.443 shares at $10.39 per share (cost $607,982)	588,068
Morningstar Growth ETF Asset Allocation Portfolio, Class II (Growth) -
53,834.835 shares at $11.34 per share (cost $575,623)	610,487
Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II (Income) -
19,284.652 shares at $9.85 per share (cost $202,009)	189,954
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Bond) -
2,163,518.663 shares at $12.84 per share (cost $35,633,327)	27,779,580
Franklin Income VIP Fund Portfolio, Class 2 (Income) -
189,284.706 shares at $14.20 per share (cost $2,827,074)	2,687,843
Franklin Mutual Global Discovery VIP Fund Portfolio, Class 2 (Global Discovery) -
6,092.093 shares at $18.38 per share (cost $104,887)	111,973
Franklin Small Cap Value VIP Fund Portfolio, Class 2 (Small Cap) -
29,312.306 shares at $13.27 per share (cost $438,988)	388,974
Templeton Foreign VIP Fund Portfolio, Class 2 (Foreign) -
53,013.170 shares at $14.24 per share (cost $665,786)	754,908
AB Variable Products Series Fund, Inc. (AllianceBernstein):
AB VPS Relative Value Portfolio, Class B (Growth and Income) -
11,987.628 shares at $28.78 per share (cost $347,486)	345,004
American Funds Insurance Series(R) (American Funds):
American Funds(R) IS Managed Risk Asset Allocation Fund Portfolio, Class P2 (Managed) -
2,295,197.007 shares at $11.53 per share (cost $29,096,047)	26,463,621
American Funds(R) IS Washington Mutual Investors Fund Portfolio, Class 2 (Blue Chip) -
189,063.524 shares at $14.21 per share (cost $2,638,056)	2,686,593
American Funds(R) IS Global Growth Fund Portfolio, Class 2 (Global) -
38,435.754 shares at $33.44 per share (cost $1,336,788)	1,285,292
American Funds(R) IS Growth Fund Portfolio, Class 2 (Growth) -
38,363.742 shares at $98.20 per share (cost $3,368,528)	3,767,319
American Funds(R) IS International Fund Portfolio, Class 2 (International) -
32,449.248 shares at $17.41 per share (cost $624,246)	564,941

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

American Funds Insurance Series(R) (American Funds), continued:
American Funds(R) IS New World Fund(R) Portfolio, Class 2 (New World) -
28,686.102 shares at $25.17 per share (cost $739,707)	$722,029
American Funds(R) IS Growth-Income Fund Portfolio, Class 2 (Growth-Income) -
35,569.513 shares at $58.30 per share (cost $1,827,016)	2,073,703
American Funds(R) IS Asset Allocation Fund Portfolio, Class 2 (Asset) -
143,326.132 shares at $23.53 per share (cost $3,347,380)	3,372,464
Columbia Funds Variable Insurance Trust (Columbia):
Columbia Variable Portfolio - Strategic Income Fund Portfolio, Class 2 (Strategic) -
59,362.577 shares at $3.65 per share (cost $234,994)	216,673
Columbia Funds Variable Series Trust II (Columbia):
Columbia Variable Portfolio - Emerging Markets Fund Portfolio, Class 2 (Emerging) -
12,010.433 shares at $9.62 per share (cost $179,110)	115,540
Columbia Variable Portfolio - Overseas Core Fund Portfolio, Class 2 (International) -
17,537.397 shares at $13.22 per share (cost $236,751)	231,844
Columbia Variable Portfolio - Select Small Cap Value Fund Portfolio, Class 2 (Smaller-Cap) -
7,805.871 shares at $33.38 per share (cost $197,673)	260,560
Columbia Variable Portfolio - Select Mid Cap Value Fund Portfolio, Class 2 (Mid Cap) -
23,688.911 shares at $35.70 per share (cost $613,924)	845,694
Columbia Variable Portfolio - High Yield Bond Fund Portfolio, Class 2 (High Yield) -
60,252.325 shares at $6.03 per share (cost $390,559)	363,322
Columbia Variable Portfolio - Disciplined Core Fund Portfolio, Class 2 (Large Core) -
9,172.803 shares at $86.62 per share (cost $510,049)	794,548
Delaware Ivy Variable Insurance Portfolios (Ivy):
Delaware Ivy VIP Asset Strategy Portfolio, Class II (Strategy) -
792.174 shares at $8.7600 per share (cost $7,179)	6,939
Delaware Ivy VIP Balanced Portfolio, Class II (Balanced) -
420,723.380 shares at $5.4000 per share (cost $2,385,964)	2,271,906
Delaware Ivy VIP Energy Portfolio, Class II (Energy) -
94,085.201 shares at $5.1000 per share (cost $446,937)	479,835
Delaware Ivy VIP Smid Cap Core Portfolio, Class II (Small Cap Value) -
30,426.346 shares at $11.5200 per share (cost $415,924)	350,512
Delaware Ivy VIP Science and Technology Portfolio, Class II (Science) -
80,720.056 shares at $22.9700 per share (cost $2,075,502)	1,854,140
Delaware Ivy VIP Mid Cap Growth Portfolio, Class II (Mid Cap Growth) -
71,669.112 shares at $10.0000 per share (cost $843,337)	716,691
Delaware Ivy VIP International Core Equity Portfolio, Class II (International) -
10,624.599 shares at $16.1500 per share (cost $164,197)	171,587

The accompanying notes are an integral part of these financial statements.

FS-10

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Delaware Ivy Variable Insurance Portfolios (Ivy), continued:
Delaware Ivy VIP Global Growth Portfolio, Class II (Global) -
32,170.699 shares at $3.1700 per share (cost $122,094)	$101,981
Delaware Ivy VIP High Income Portfolio, Class II (High Income) -
65,219.676 shares at $2.9500 per share (cost $217,528)	192,398
Janus Aspen Series (Janus):
Janus Henderson Flexible Bond Portfolio, Service Shares (Flexible) -
27,397.639 shares at $11.16 per share (cost $348,976)	305,758
Putnam Variable Trust (Putnam):
Putnam VT Global Health Care Fund Portfolio, Class IB (Health) -
15,781.277 shares at $16.22 per share (cost $246,260)	255,972
Putnam VT Global Asset Allocation Fund Portfolio, Class IB (Asset) -
15,004.291 shares at $17.86 per share (cost $265,113)	267,977
VanEck VIP Trust (Van Eck):
VanEck VIP Global Gold Fund Portfolio, Class S Shares (Gold) -
28,055.209 shares at $8.38 per share (cost $232,402)	235,103
VanEck VIP Global Resources Fund Portfolio, Class S Shares (Hard Assets) -
8,775.198 shares at $25.42 per share (cost $199,548)	223,066

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$1,258,518,744

The accompanying notes are an integral part of these financial statements.

FS-11

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FS-12

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity-Income
	IC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$294,109
Mortality and expense risk charge	(206,480)
Net investment income(loss)	87,629

Realized gain(loss) on investments:
Net realized gain distributions	441,471
Net realized gain(loss) on sale of fund shares	154,571
Net realized gain(loss)	596,042

Change in unrealized appreciation/depreciation	686,959

Net increase(decrease) in net assets resulting
from operations	$1,370,630

	Equity-Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$87,629	$90,408
Net realized gain(loss)	596,042	766,991
Net change in unrealized appreciation/depreciation	686,959	(2,032,971)
Net increase(decrease) in net assets resulting
from operations	1,370,630	(1,175,572)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	20,722	31,599
Subaccounts transfers (including fixed account), net	(448,825)	(355,737)
Transfers for policyowner benefits and terminations	(1,131,836)	(1,239,994)
Policyowner maintenance charges	(26,247)	(28,589)
Net increase(decrease) from policyowner transactions	(1,586,186)	(1,592,721)

Total increase(decrease) in net assets	(215,556)	(2,768,293)
Net assets at beginning of period	16,182,997	18,951,290
Net assets at end of period	$15,967,441	$16,182,997

The accompanying notes are an integral part of these financial statements.

FS-13

Fidelity
Equity-Income		Equity-Income
SC		SC2		Growth IC

2023		2023		2023

$33,578		$154,218		$29,060
(17,226)		(84,066)		(299,087)
16,352		70,152		(270,027)

53,178		264,637		1,051,118
47,403		69,773		768,472
100,581		334,410		1,819,590

54,474		397,806		5,203,707

$171,407		$802,368		$6,753,270

Equity-Income SC		Equity-Income SC2		Growth IC

2023	2022	2023	2022	2023	2022

$16,352	$15,289	$70,152	$69,064	$(270,027)	$(163,619)
100,581	90,027	334,410	445,387	1,819,590	2,382,367
54,474	(224,238)	397,806	(1,191,351)	5,203,707	(9,664,400)

171,407	(118,922)	802,368	(676,900)	6,753,270	(7,445,652)

-	4,367	21,203	37,074	59,532	36,981
415,366	15,043	(83,785)	(244,625)	(9,770)	(401,577)
(568,677)	(188,962)	(810,915)	(775,453)	(2,419,028)	(1,478,480)
(262)	(291)	(19,835)	(21,064)	(40,330)	(40,005)
(153,573)	(169,843)	(893,332)	(1,004,068)	(2,409,596)	(1,883,081)

17,834	(288,765)	(90,964)	(1,680,968)	4,343,674	(9,328,733)
1,763,649	2,052,414	9,293,146	10,974,114	20,636,608	29,965,341
$1,781,483	$1,763,649	$9,202,182	$9,293,146	$24,980,282	$20,636,608

FS-14

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Growth SC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$976
Mortality and expense risk charge	(24,595)
Net investment income(loss)	(23,619)

Realized gain(loss) on investments:
Net realized gain distributions	122,662
Net realized gain(loss) on sale of fund shares	45,747
Net realized gain(loss)	168,409

Change in unrealized appreciation/depreciation	633,446

Net increase(decrease) in net assets resulting
from operations	$778,236

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(23,619)	$(11,540)
Net realized gain(loss)	168,409	289,850
Net change in unrealized appreciation/depreciation	633,446	(1,120,344)
Net increase(decrease) in net assets resulting
from operations	778,236	(842,034)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(27,791)	464
Transfers for policyowner benefits and terminations	(134,288)	(311,144)
Policyowner maintenance charges	(350)	(410)
Net increase(decrease) from policyowner transactions	(162,429)	(311,090)

Total increase(decrease) in net assets	615,807	(1,153,124)
Net assets at beginning of period	2,296,868	3,449,992
Net assets at end of period	$2,912,675	$2,296,868

The accompanying notes are an integral part of these financial statements.

FS-15

Fidelity
		High Income		High Income
Growth SC2		IC		SC

2023		2023		2023

$266		$150,614		$25,145
(67,268)		(35,721)		(4,422)
(67,002)		114,893		20,723

335,188		-		-
149,908		(79,265)		(15,450)
485,096		(79,265)		(15,450)

1,672,797		194,414		36,095

$2,090,891		$230,042		$41,368

Growth SC2		High Income IC		High Income SC

2023	2022	2023	2022	2023	2022

$(67,002)	$(41,271)	$114,893	$105,709	$20,723	$20,575
485,096	623,163	(79,265)	(117,488)	(15,450)	(18,278)
1,672,797	(2,775,055)	194,414	(432,263)	36,095	(82,939)

2,090,891	(2,193,163)	230,042	(444,042)	41,368	(80,642)

41,866	13,691	13,570	15,409	-	70
309,869	122,724	118,774	(240,790)	13,298	(83,730)
(808,995)	(467,211)	(328,525)	(345,037)	(70,081)	(69,408)
(13,454)	(13,124)	(4,077)	(4,802)	(86)	(104)
(470,714)	(343,920)	(200,258)	(575,220)	(56,869)	(153,172)

1,620,177	(2,537,083)	29,784	(1,019,262)	(15,501)	(233,814)
6,163,394	8,700,477	2,722,007	3,741,269	477,514	711,328
$7,783,571	$6,163,394	$2,751,791	$2,722,007	$462,013	$477,514

FS-16

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Income
	SC2

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,029,256
Mortality and expense risk charge	(354,264)
Net investment income(loss)	1,674,992

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,267,944)
Net realized gain(loss)	(1,267,944)

Change in unrealized appreciation/depreciation	2,842,012

Net increase(decrease) in net assets resulting
from operations	$3,249,060

	High Income SC2

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,674,992	$1,665,325
Net realized gain(loss)	(1,267,944)	(1,312,490)
Net change in unrealized appreciation/depreciation	2,842,012	(6,582,649)
Net increase(decrease) in net assets resulting
from operations	3,249,060	(6,229,814)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	106,683	184,356
Subaccounts transfers (including fixed account), net	356,404	(3,271,033)
Transfers for policyowner benefits and terminations	(5,032,305)	(3,679,867)
Policyowner maintenance charges	(336,324)	(375,282)
Net increase(decrease) from policyowner transactions	(4,905,542)	(7,141,826)

Total increase(decrease) in net assets	(1,656,482)	(13,371,640)
Net assets at beginning of period	38,425,406	51,797,046
Net assets at end of period	$36,768,924	$38,425,406

The accompanying notes are an integral part of these financial statements.

FS-17

Fidelity

Overseas IC		Overseas SC		Overseas SC2

2023		2023		2023

$37,116		$4,335		$55,824
(47,410)		(4,452)		(68,843)
(10,294)		(117)		(13,019)

9,387		1,215		18,704
109,778		11,990		191,216
119,165		13,205		209,920

522,548		69,116		1,091,353

$631,419		$82,204		$1,288,254

Overseas IC		Overseas SC		Overseas SC2

2023	2022	2023	2022	2023	2022

$(10,294)	$(10,650)	$(117)	$107	$(13,019)	$(4,511)
119,165	152,092	13,205	8,041	209,920	238,306
522,548	(1,429,973)	69,116	(167,557)	1,091,353	(2,583,165)

631,419	(1,288,531)	82,204	(159,409)	1,288,254	(2,349,370)

13,291	12,123	-	240	27,123	167,393
13,546	(47,861)	(24,057)	(2,858)	(723,873)	758,275
(340,794)	(353,165)	(39,475)	(15,880)	(377,895)	(819,797)
(6,447)	(6,991)	(72)	(93)	(12,155)	(12,820)
(320,404)	(395,894)	(63,604)	(18,591)	(1,086,800)	93,051

311,015	(1,684,425)	18,600	(178,000)	201,454	(2,256,319)
3,449,426	5,133,851	454,994	632,994	7,199,315	9,455,634
$3,760,441	$3,449,426	$473,594	$454,994	$7,400,769	$7,199,315

FS-18

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Asset Mgr. IC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$135,725
Mortality and expense risk charge	(76,443)
Net investment income(loss)	59,282

Realized gain(loss) on investments:
Net realized gain distributions	66,440
Net realized gain(loss) on sale of fund shares	(21,096)
Net realized gain(loss)	45,344

Change in unrealized appreciation/depreciation	548,510

Net increase(decrease) in net assets resulting
from operations	$653,136

	Asset Mgr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$59,282	$48,473
Net realized gain(loss)	45,344	468,092
Net change in unrealized appreciation/depreciation	548,510	(1,773,001)
Net increase(decrease) in net assets resulting
from operations	653,136	(1,256,436)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	4,194	4,889
Subaccounts transfers (including fixed account), net	(354,708)	(132,866)
Transfers for policyowner benefits and terminations	(386,599)	(576,923)
Policyowner maintenance charges	(15,222)	(17,311)
Net increase(decrease) from policyowner transactions	(752,335)	(722,211)

Total increase(decrease) in net assets	(99,199)	(1,978,647)
Net assets at beginning of period	6,096,290	8,074,937
Net assets at end of period	$5,997,091	$6,096,290

The accompanying notes are an integral part of these financial statements.

FS-19

Fidelity
		Asset Mgr.
Asset Mgr. SC		SC2		Inv. Bond IC

2023		2023		2023

$22,594		$30,563		$107,044
(9,360)		(13,619)		(54,814)
13,234		16,944		52,230

10,714		16,651		-
(1,645)		(3,956)		(135,043)
9,069		12,695		(135,043)

88,748		132,128		282,360

$111,051		$161,767		$199,547

Asset Mgr. SC		Asset Mgr. SC2		Inv. Bond IC

2023	2022	2023	2022	2023	2022

$13,234	$9,964	$16,944	$13,710	$52,230	$42,336
9,069	81,527	12,695	118,955	(135,043)	147,650
88,748	(291,689)	132,128	(446,673)	282,360	(1,035,401)

111,051	(200,198)	161,767	(314,008)	199,547	(845,415)

-	-	5,230	4,800	19,622	23,983
1,582	(72,997)	(41,751)	(47,393)	100,397	(477,287)
(38,973)	(95,748)	(136,640)	(207,766)	(615,194)	(627,302)
(146)	(173)	(3,303)	(3,772)	(5,489)	(7,004)
(37,537)	(168,918)	(176,464)	(254,131)	(500,664)	(1,087,610)

73,514	(369,116)	(14,697)	(568,139)	(301,117)	(1,933,025)
965,805	1,334,921	1,468,574	2,036,713	4,512,421	6,445,446
$1,039,319	$965,805	$1,453,877	$1,468,574	$4,211,304	$4,512,421

FS-20

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Inv. Bond SC2

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,516,191
Mortality and expense risk charge	(586,834)
Net investment income(loss)	929,357

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,079,790)
Net realized gain(loss)	(1,079,790)

Change in unrealized appreciation/depreciation	3,128,653

Net increase(decrease) in net assets resulting
from operations	$2,978,220

	Inv. Bond SC2

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$929,357	$729,510
Net realized gain(loss)	(1,079,790)	2,544,746
Net change in unrealized appreciation/depreciation	3,128,653	(14,529,348)
Net increase(decrease) in net assets resulting
from operations	2,978,220	(11,255,092)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	478,264	353,188
Subaccounts transfers (including fixed account), net	3,733,551	(2,535,683)
Transfers for policyowner benefits and terminations	(7,248,229)	(7,100,254)
Policyowner maintenance charges	(573,962)	(644,727)
Net increase(decrease) from policyowner transactions	(3,610,376)	(9,927,476)

Total increase(decrease) in net assets	(632,156)	(21,182,568)
Net assets at beginning of period	62,592,795	83,775,363
Net assets at end of period	$61,960,639	$62,592,795

The accompanying notes are an integral part of these financial statements.

FS-21

Fidelity

Contrafund IC		Contrafund SC		Contrafund SC2

2023		2023		2023

$86,432		$16,165		$69,340
(241,149)		(40,800)		(260,637)
(154,717)		(24,635)		(191,297)

630,659		148,754		994,781
626,591		162,643		1,019,945
1,257,250		311,397		2,014,726

3,795,537		905,975		5,744,005

$4,898,070		$1,192,737		$7,567,434

Contrafund IC		Contrafund SC		Contrafund SC2

2023	2022	2023	2022	2023	2022

$(154,717)	$(160,971)	$(24,635)	$(24,256)	$(191,297)	$(189,652)
1,257,250	1,405,562	311,397	504,995	2,014,726	2,147,535
3,795,537	(7,810,319)	905,975	(2,029,845)	5,744,005	(11,515,533)

4,898,070	(6,565,728)	1,192,737	(1,549,106)	7,567,434	(9,557,650)

93,994	76,379	-	18,150	781,617	373,572
(395,573)	(366,319)	(157,189)	(24,373)	(1,882,557)	(144,264)
(1,637,657)	(1,181,617)	(386,005)	(774,770)	(2,156,187)	(1,906,087)
(20,356)	(22,298)	(510)	(529)	(49,922)	(51,922)
(1,959,592)	(1,493,855)	(543,704)	(781,522)	(3,307,049)	(1,728,701)

2,938,478	(8,059,583)	649,033	(2,330,628)	4,260,385	(11,286,351)
16,452,453	24,512,036	3,882,659	6,213,287	24,821,661	36,108,012
$19,390,931	$16,452,453	$4,531,692	$3,882,659	$29,082,046	$24,821,661

FS-22

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Asset Mgr. Gr.
	IC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$16,605
Mortality and expense risk charge	(13,741)
Net investment income(loss)	2,864

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	41,904
Net realized gain(loss)	41,904

Change in unrealized appreciation/depreciation	86,689

Net increase(decrease) in net assets resulting
from operations	$131,457

	Asset Mgr. Gr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,864	$4,370
Net realized gain(loss)	41,904	89,504
Net change in unrealized appreciation/depreciation	86,689	(323,622)
Net increase(decrease) in net assets resulting
from operations	131,457	(229,748)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	74	1,374
Subaccounts transfers (including fixed account), net	2,039	(8,302)
Transfers for policyowner benefits and terminations	(197,707)	(64,200)
Policyowner maintenance charges	(1,276)	(1,399)
Net increase(decrease) from policyowner transactions	(196,870)	(72,527)

Total increase(decrease) in net assets	(65,413)	(302,275)
Net assets at beginning of period	994,480	1,296,755
Net assets at end of period	$929,067	$994,480

The accompanying notes are an integral part of these financial statements.

FS-23

Fidelity
Asset Mgr. Gr.		Asset Mgr. Gr.
SC		SC2		Mid Cap SC2

2023		2023		2023

$2,356		$8,261		$14,348
(1,258)		(4,715)		(37,862)
1,098		3,546		(23,514)

-		-		107,234
475		5,437		(21,174)
475		5,437		86,060

17,254		61,464		418,260

$18,827		$70,447		$480,806

Asset Mgr. Gr. SC		Asset Mgr. Gr. SC2		Mid Cap SC2

2023	2022	2023	2022	2023	2022

$1,098	$1,079	$3,546	$3,126	$(23,514)	$(31,546)
475	8,943	5,437	44,550	86,060	249,463
17,254	(37,090)	61,464	(180,084)	418,260	(1,025,350)

18,827	(27,068)	70,447	(132,408)	480,806	(807,433)

-	-	1,766	6,185	169,785	127,891
427	323	(41)	(10,208)	28,543	(141,403)
(958)	(951)	(71,394)	(77,557)	(454,813)	(548,147)
(29)	(30)	(1,842)	(2,223)	(7,239)	(8,224)
(560)	(658)	(71,511)	(83,803)	(263,724)	(569,883)

18,267	(27,726)	(1,064)	(216,211)	217,082	(1,377,316)
124,922	152,648	500,761	716,972	3,703,564	5,080,880
$143,189	$124,922	$499,697	$500,761	$3,920,646	$3,703,564

FS-24

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Money Market

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$645,558
Mortality and expense risk charge	(140,728)
Net investment income(loss)	504,830

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$504,830

	Money Market

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$504,830	$66,761
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	504,830	66,761

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	202,891	347,774
Subaccounts transfers (including fixed account), net	7,812,063	14,470,785
Transfers for policyowner benefits and terminations	(9,885,289)	(11,826,972)
Policyowner maintenance charges	(31,900)	(31,402)
Net increase(decrease) from policyowner transactions	(1,902,235)	2,960,185

Total increase(decrease) in net assets	(1,397,405)	3,026,946
Net assets at beginning of period	14,659,741	11,632,795
Net assets at end of period	$13,262,336	$14,659,741

The accompanying notes are an integral part of these financial statements.

FS-25

Fidelity
Money Market		Index 500
SC2		SC2		Strategic SC2

2023		2023		2023

$106,922		$108,268		$19,839
(23,588)		(85,353)		(4,527)
83,334		22,915		15,312

-		80,966		-
-		288,172		(5,264)
-		369,138		(5,264)

-		1,501,691		25,601

$83,334		$1,893,744		$35,649

Money Market SC2		Index 500 SC2		Strategic SC2

2023	2022	2023	2022	2023	2022

$83,334	$17,403	$22,915	$15,901	$15,312	$11,481
-	-	369,138	505,776	(5,264)	(13,502)
-	-	1,501,691	(2,475,283)	25,601	(73,801)

83,334	17,403	1,893,744	(1,953,606)	35,649	(75,822)

88,306	579,761	707,097	495,519	214	49,791
(116,934)	3,222,812	(79,689)	(769,535)	(16,939)	20,707
(690,673)	(2,017,400)	(781,691)	(733,215)	(14,350)	(120,111)
(2,522)	(2,354)	(5,094)	(5,124)	(326)	(387)
(721,823)	1,782,819	(159,377)	(1,012,355)	(31,401)	(50,000)

(638,489)	1,800,222	1,734,367	(2,965,961)	4,248	(125,822)
2,710,445	910,223	7,436,074	10,402,035	460,553	586,375
$2,071,956	$2,710,445	$9,170,441	$7,436,074	$464,801	$460,553

FS-26

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Alger

	Balanced

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$81,650
Mortality and expense risk charge	(64,376)
Net investment income(loss)	17,274

Realized gain(loss) on investments:
Net realized gain distributions	19,605
Net realized gain(loss) on sale of fund shares	247,948
Net realized gain(loss)	267,553

Change in unrealized appreciation/depreciation	577,603

Net increase(decrease) in net assets resulting
from operations	$862,430

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$17,274	$(1,899)
Net realized gain(loss)	267,553	488,446
Net change in unrealized appreciation/depreciation	577,603	(1,360,580)
Net increase(decrease) in net assets resulting
from operations	862,430	(874,033)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	16,113	11,402
Subaccounts transfers (including fixed account), net	113,960	(302,686)
Transfers for policyowner benefits and terminations	(895,879)	(627,556)
Policyowner maintenance charges	(7,608)	(8,298)
Net increase(decrease) from policyowner transactions	(773,414)	(927,138)

Total increase(decrease) in net assets	89,016	(1,801,171)
Net assets at beginning of period	5,576,542	7,377,713
Net assets at end of period	$5,665,558	$5,576,542

The accompanying notes are an integral part of these financial statements.

FS-27

MFS
		New
Utilities		Discovery		Total Return

2023		2023		2023

$889,832		$-		$99,185
(266,209)		(67,124)		(48,883)
623,623		(67,124)		50,302

1,376,880		-		206,574
507,970		(372,144)		(33,353)
1,884,850		(372,144)		173,221

(3,332,917)		1,240,803		210,366

$(824,444)		$801,535		$433,889

Utilities		New Discovery		Total Return

2023	2022	2023	2022	2023	2022

$623,623	$369,999	$(67,124)	$(74,854)	$50,302	$41,522
1,884,850	2,166,288	(372,144)	1,916,415	173,221	652,490
(3,332,917)	(2,664,615)	1,240,803	(4,817,184)	210,366	(1,372,835)

(824,444)	(128,328)	801,535	(2,975,623)	433,889	(678,823)

149,386	364,395	43,824	29,151	25,452	129,045
65,263	(438,336)	(6,728)	103,232	(175,804)	(406,304)
(1,882,602)	(2,467,170)	(525,903)	(670,380)	(492,152)	(701,985)
(36,545)	(41,163)	(10,545)	(11,447)	(7,439)	(9,687)
(1,704,498)	(2,582,274)	(499,352)	(549,444)	(649,943)	(988,931)

(2,528,942)	(2,710,602)	302,183	(3,525,067)	(216,054)	(1,667,754)
27,646,868	30,357,470	6,291,408	9,816,475	5,239,584	6,907,338
$25,117,926	$27,646,868	$6,593,591	$6,291,408	$5,023,530	$5,239,584

FS-28

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Growth SC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(7,869)
Net investment income(loss)	(7,869)

Realized gain(loss) on investments:
Net realized gain distributions	64,366
Net realized gain(loss) on sale of fund shares	227
Net realized gain(loss)	64,593

Change in unrealized appreciation/depreciation	175,474

Net increase(decrease) in net assets resulting
from operations	$232,198

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(7,869)	$(7,952)
Net realized gain(loss)	64,593	101,448
Net change in unrealized appreciation/depreciation	175,474	(456,789)
Net increase(decrease) in net assets resulting
from operations	232,198	(363,293)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	91,850	20,647
Subaccounts transfers (including fixed account), net	33,549	(196,078)
Transfers for policyowner benefits and terminations	(71,707)	(12,033)
Policyowner maintenance charges	(733)	(784)
Net increase(decrease) from policyowner transactions	52,959	(188,248)

Total increase(decrease) in net assets	285,157	(551,541)
Net assets at beginning of period	651,890	1,203,431
Net assets at end of period	$937,047	$651,890

The accompanying notes are an integral part of these financial statements.

FS-29

MFS
New Discovery
SC		Utilities SC		Strategic

2023		2023		2023

$-		$101,172		$100,812
(6,921)		(29,767)		(27,166)
(6,921)		71,405		73,646

-		169,702		-
(42,107)		1,855		(106,103)
(42,107)		171,557		(106,103)

138,165		(342,794)		206,125

$89,137		$(99,832)		$173,668

New Discovery SC		Utilities SC		Strategic

2023	2022	2023	2022	2023	2022

$(6,921)	$(8,338)	$71,405	$26,187	$73,646	$67,973
(42,107)	174,366	171,557	110,235	(106,103)	(94,008)
138,165	(524,414)	(342,794)	(139,241)	206,125	(471,370)

89,137	(358,386)	(99,832)	(2,819)	173,668	(497,405)

21,880	70,810	1,137,680	191,776	3,248	6,122
(27,931)	(6,447)	(1,505)	(43,495)	651,553	(232,596)
(9,013)	(152,007)	(96,807)	(24,563)	(423,473)	(388,289)
(746)	(1,277)	(3,811)	(2,738)	(4,733)	(4,595)
(15,810)	(88,921)	1,035,557	120,980	226,595	(619,358)

73,327	(447,307)	935,725	118,161	400,263	(1,116,763)
685,851	1,133,158	2,097,971	1,979,810	2,498,189	3,614,952
$759,178	$685,851	$3,033,696	$2,097,971	$2,898,452	$2,498,189

FS-30

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Research

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$259,774
Mortality and expense risk charge	(235,193)
Net investment income(loss)	24,581

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	144,225
Net realized gain(loss)	144,225

Change in unrealized appreciation/depreciation	2,671,507

Net increase(decrease) in net assets resulting
from operations	$2,840,313

	Research

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$24,581	$243,941
Net realized gain(loss)	144,225	634,038
Net change in unrealized appreciation/depreciation	2,671,507	(6,884,238)
Net increase(decrease) in net assets resulting
from operations	2,840,313	(6,006,259)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	91,968	142,669
Subaccounts transfers (including fixed account), net	(482,471)	761,952
Transfers for policyowner benefits and terminations	(2,742,519)	(2,315,881)
Policyowner maintenance charges	(209,210)	(229,837)
Net increase(decrease) from policyowner transactions	(3,342,232)	(1,641,097)

Total increase(decrease) in net assets	(501,919)	(7,647,356)
Net assets at beginning of period	25,287,200	32,934,556
Net assets at end of period	$24,785,281	$25,287,200

The accompanying notes are an integral part of these financial statements.

FS-31

MFS
Blended Core
SC		Corporate SC		Government SC

2023		2023		2023

$1,964		$39,189		$1,011
(1,562)		(9,167)		(827)
402		30,022		184

14,575		-		-
641		(5,416)		(1,718)
15,216		(5,416)		(1,718)

25,271		42,088		4,089

$40,889		$66,694		$2,555

Blended Core SC		Corporate SC		Government SC

2023	2022	2023	2022	2023	2022

$402	$(339)	$30,022	$8,184	$184	$(2,628)
15,216	14,916	(5,416)	999	(1,718)	(123,484)
25,271	(31,166)	42,088	(112,940)	4,089	19,162

40,889	(16,589)	66,694	(103,757)	2,555	(106,950)

75,561	40,367	257,576	53,027	3,474	2,349
31,279	(56,057)	365,006	(3,017)	(6)	(938,036)
(17,260)	(4,699)	(20,576)	(150,205)	(9,470)	(18,899)
(121)	(69)	(1,110)	(797)	(96)	(475)
89,459	(20,458)	600,896	(100,992)	(6,098)	(955,061)

130,348	(37,047)	667,590	(204,749)	(3,543)	(1,062,011)
107,601	144,648	440,387	645,136	89,625	1,151,636
$237,949	$107,601	$1,107,977	$440,387	$86,082	$89,625

FS-32

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS
	Growth
	Allocation SC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$8,033
Mortality and expense risk charge	(3,588)
Net investment income(loss)	4,445

Realized gain(loss) on investments:
Net realized gain distributions	30,573
Net realized gain(loss) on sale of fund shares	(6,161)
Net realized gain(loss)	24,412

Change in unrealized appreciation/depreciation	23,504

Net increase(decrease) in net assets resulting
from operations	$52,361

	Growth Allocation SC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,445	$4,301
Net realized gain(loss)	24,412	(62,564)
Net change in unrealized appreciation/depreciation	23,504	(159,873)
Net increase(decrease) in net assets resulting
from operations	52,361	(218,136)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	65,243	19,876
Subaccounts transfers (including fixed account), net	(25,136)	(3,828)
Transfers for policyowner benefits and terminations	(1,157)	(444,196)
Policyowner maintenance charges	(944)	(2,386)
Net increase(decrease) from policyowner transactions	38,006	(430,534)

Total increase(decrease) in net assets	90,367	(648,670)
Net assets at beginning of period	346,445	995,115
Net assets at end of period	$436,812	$346,445

The accompanying notes are an integral part of these financial statements.

FS-33

MFS
		Conservative		Blended
Moderate SC		SC		Small Cap SC

2023		2023		2023

$20,261		$9,348		$1,290
(7,955)		(3,497)		(2,417)
12,306		5,851		(1,127)

53,449		15,154		8,515
(7,985)		(3,166)		(6,701)
45,464		11,988		1,814

30,873		12,604		40,979

$88,643		$30,443		$41,666

Moderate SC		Conservative SC		Blended Small Cap SC

2023	2022	2023	2022	2023	2022

$12,306	$6,387	$5,851	$4,206	$(1,127)	$(997)
45,464	61,499	11,988	20,498	1,814	59,638
30,873	(223,759)	12,604	(80,956)	40,979	(111,711)

88,643	(155,873)	30,443	(56,252)	41,666	(53,070)

57,479	286,472	8,610	59,144	16,442	76,060
(279)	14,852	1,698	91,236	(10,341)	62,150
(32,911)	(142,236)	(14,818)	(60,935)	(1,827)	(11,215)
(874)	(911)	(1,048)	(1,091)	(205)	(222)
23,415	158,177	(5,558)	88,354	4,069	126,773

112,058	2,304	24,885	32,102	45,735	73,703
758,376	756,072	343,613	311,511	237,504	163,801
$870,434	$758,376	$368,498	$343,613	$283,239	$237,504

FS-34

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS
	Global
	Real Estate IC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$203
Mortality and expense risk charge	(270)
Net investment income(loss)	(67)

Realized gain(loss) on investments:
Net realized gain distributions	1,649
Net realized gain(loss) on sale of fund shares	(6,282)
Net realized gain(loss)	(4,633)

Change in unrealized appreciation/depreciation	6,686

Net increase(decrease) in net assets resulting
from operations	$1,986

	Global Real Estate IC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(67)	$318
Net realized gain(loss)	(4,633)	1,191
Net change in unrealized appreciation/depreciation	6,686	(17,998)
Net increase(decrease) in net assets resulting
from operations	1,986	(16,489)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	60	55
Subaccounts transfers (including fixed account), net	(17,872)	20,350
Transfers for policyowner benefits and terminations	(6,215)	(118)
Policyowner maintenance charges	(46)	(124)
Net increase(decrease) from policyowner transactions	(24,073)	20,163

Total increase(decrease) in net assets	(22,087)	3,674
Net assets at beginning of period	47,176	43,502
Net assets at end of period	$25,089	$47,176

The accompanying notes are an integral part of these financial statements.

FS-35

MFS		Van Kampen
Global		Emerging
Real Estate SC		Markets		Intl. Magnum

2023		2023		2023

$530		$296,792		$19,443
(796)		(178,951)		(12,205)
(266)		117,841		7,238

6,747		321,267		-
(1,238)		(381,326)		(67,847)
5,509		(60,059)		(67,847)

5,031		1,872,915		192,993

$10,274		$1,930,697		$132,384

Global Real Estate SC		Emerging Markets		Intl. Magnum

2023	2022	2023	2022	2023	2022

$(266)	$4	$117,841	$(109,576)	$7,238	$(13,914)
5,509	577	(60,059)	1,959,292	(67,847)	200,744
5,031	(9,425)	1,872,915	(8,347,433)	192,993	(458,433)

10,274	(8,844)	1,930,697	(6,497,717)	132,384	(271,603)

85,415	26,901	87,333	124,208	4,847	4,196
(840)	(8,680)	(60,681)	1,952,437	(102,932)	3,401
(1,191)	(228)	(2,005,223)	(1,786,595)	(138,236)	(156,994)
(131)	(36)	(132,905)	(144,599)	(1,989)	(2,203)
83,253	17,957	(2,111,476)	145,451	(238,310)	(151,600)

93,527	9,113	(180,779)	(6,352,266)	(105,926)	(423,203)
35,575	26,462	18,609,479	24,961,745	1,158,230	1,581,433
$129,102	$35,575	$18,428,700	$18,609,479	$1,052,304	$1,158,230

FS-36

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Van Kampen
	U.S. Real
	Estate

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,073,688
Mortality and expense risk charge	(458,884)
Net investment income(loss)	614,804

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,239,106)
Net realized gain(loss)	(1,239,106)

Change in unrealized appreciation/depreciation	6,791,682

Net increase(decrease) in net assets resulting
from operations	$6,167,380

	U.S. Real Estate

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$614,804	$130,929
Net realized gain(loss)	(1,239,106)	12,042,953
Net change in unrealized appreciation/depreciation	6,791,682	(29,813,189)
Net increase(decrease) in net assets resulting
from operations	6,167,380	(17,639,307)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	157,216	467,640
Subaccounts transfers (including fixed account), net	1,505,647	805,164
Transfers for policyowner benefits and terminations	(4,584,676)	(4,606,271)
Policyowner maintenance charges	(342,221)	(379,528)
Net increase(decrease) from policyowner transactions	(3,264,034)	(3,712,995)

Total increase(decrease) in net assets	2,903,346	(21,352,302)
Net assets at beginning of period	47,224,743	68,577,045
Net assets at end of period	$50,128,089	$47,224,743

The accompanying notes are an integral part of these financial statements.

FS-37

Van Kampen		Calvert

Global II		Balanced		Mid Cap

2023		2023		2023

$1,303		$86,449		$3,352
(818)		(59,747)		(17,561)
485		26,702		(14,209)

-		20,709		-
(341)		45,802		(17,058)
(341)		66,511		(17,058)

9,829		703,397		208,985

$9,973		$796,610		$177,718

Global II		Balanced		Mid Cap

2023	2022	2023	2022	2023	2022

$485	$(650)	$26,702	$6,028	$(14,209)	$(18,568)
(341)	11,551	66,511	672,670	(17,058)	384,782
9,829	(24,726)	703,397	(1,832,872)	208,985	(821,098)

9,973	(13,825)	796,610	(1,154,174)	177,718	(454,884)

-	18,759	29,181	40,292	-	-
237	459	(12,228)	(20,068)	(23,014)	(1,759)
(1,918)	(5,534)	(436,774)	(712,138)	(55,924)	(84,987)
(209)	(192)	(7,315)	(7,825)	(2,937)	(3,279)
(1,890)	13,492	(427,136)	(699,739)	(81,875)	(90,025)

8,083	(333)	369,474	(1,853,913)	95,843	(544,909)
78,416	78,749	5,387,211	7,241,124	1,725,805	2,270,714
$86,499	$78,416	$5,756,685	$5,387,211	$1,821,648	$1,725,805

FS-38

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced F

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$20,945
Mortality and expense risk charge	(13,171)
Net investment income(loss)	7,774

Realized gain(loss) on investments:
Net realized gain distributions	5,017
Net realized gain(loss) on sale of fund shares	5,021
Net realized gain(loss)	10,038

Change in unrealized appreciation/depreciation	174,360

Net increase(decrease) in net assets resulting
from operations	$192,172

	Balanced F

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$7,774	$856
Net realized gain(loss)	10,038	34,180
Net change in unrealized appreciation/depreciation	174,360	(96,798)
Net increase(decrease) in net assets resulting
from operations	192,172	(61,762)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,020,005	51,495
Subaccounts transfers (including fixed account), net	(129,805)	(789)
Transfers for policyowner benefits and terminations	(15,974)	(12,435)
Policyowner maintenance charges	(1,554)	(543)
Net increase(decrease) from policyowner transactions	872,672	37,728

Total increase(decrease) in net assets	1,064,844	(24,034)
Net assets at beginning of period	328,948	352,982
Net assets at end of period	$1,393,792	$328,948

The accompanying notes are an integral part of these financial statements.

FS-39

American Century
Income &		Mid Cap		Inc. & Growth
Growth		Value		II

2023		2023		2023

$586,350		$179,193		$18,394
(370,495)		(77,398)		(14,169)
215,855		101,795		4,225

-		850,563		-
(994,647)		8,636		(49,817)
(994,647)		859,199		(49,817)

3,589,584		(575,332)		144,181

$2,810,792		$385,662		$98,589

Income & Growth		Mid Cap Value		Inc. & Growth II

2023	2022	2023	2022	2023	2022

$215,855	$330,602	$101,795	$110,114	$4,225	$5,759
(994,647)	10,348,117	859,199	1,541,717	(49,817)	220,998
3,589,584	(17,337,526)	(575,332)	(1,890,147)	144,181	(382,857)

2,810,792	(6,658,807)	385,662	(238,316)	98,589	(156,100)

184,173	298,675	101,103	82,909	519,232	7,708
1,357,630	(2,749,773)	403,352	(1,153,047)	(71,764)	139,502
(4,436,577)	(4,094,776)	(948,348)	(826,484)	(61,844)	(90,675)
(258,813)	(290,885)	(13,892)	(15,722)	(1,592)	(1,032)
(3,153,587)	(6,836,759)	(457,785)	(1,912,344)	384,032	55,503

(342,795)	(13,495,566)	(72,123)	(2,150,660)	482,621	(100,597)
38,937,292	52,432,858	8,076,237	10,226,897	1,006,233	1,106,830
$38,594,497	$38,937,292	$8,004,114	$8,076,237	$1,488,854	$1,006,233

FS-40

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AIM
	Intl.
	Growth

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$14,398
Mortality and expense risk charge	(73,280)
Net investment income(loss)	(58,882)

Realized gain(loss) on investments:
Net realized gain distributions	5,391
Net realized gain(loss) on sale of fund shares	(56,602)
Net realized gain(loss)	(51,211)

Change in unrealized appreciation/depreciation	1,297,665

Net increase(decrease) in net assets resulting
from operations	$1,187,572

	Intl. Growth

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(58,882)	$60,160
Net realized gain(loss)	(51,211)	864,625
Net change in unrealized appreciation/depreciation	1,297,665	(2,771,959)
Net increase(decrease) in net assets resulting
from operations	1,187,572	(1,847,174)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	44,300	47,575
Subaccounts transfers (including fixed account), net	(354,077)	313,128
Transfers for policyowner benefits and terminations	(910,923)	(605,745)
Policyowner maintenance charges	(12,608)	(13,830)
Net increase(decrease) from policyowner transactions	(1,233,308)	(258,872)

Total increase(decrease) in net assets	(45,736)	(2,106,046)
Net assets at beginning of period	7,581,720	9,687,766
Net assets at end of period	$7,535,984	$7,581,720

The accompanying notes are an integral part of these financial statements.

FS-41

AIM
				Discovery
Global		Global Value		Mid Cap

2023		2023		2023

$34,581		$14,987		$-
(22,114)		(28,603)		(23,572)
12,467		(13,616)		(23,572)

-		1,927		-
(40,571)		(62,791)		(124,300)
(40,571)		(60,864)		(124,300)

219,880		574,248		405,926

$191,776		$499,768		$258,054

Global		Global Value		Discovery Mid Cap

2023	2022	2023	2022	2023	2022

$12,467	$44,960	$(13,616)	$(20,883)	$(23,572)	$(27,729)
(40,571)	4,757	(60,864)	151,925	(124,300)	722,762
219,880	(758,868)	574,248	(937,050)	405,926	(1,864,663)

191,776	(709,151)	499,768	(806,008)	258,054	(1,169,630)

4,890	6,666	7,529	18,226	16,861	19,377
75,399	169,666	(23,113)	63,689	(106,528)	99,546
(114,145)	(125,671)	(346,286)	(205,062)	(210,160)	(369,672)
(3,621)	(3,810)	(4,330)	(4,719)	(3,754)	(4,345)
(37,477)	46,851	(366,200)	(127,866)	(303,581)	(255,094)

154,299	(662,300)	133,568	(933,874)	(45,527)	(1,424,724)
2,300,246	2,962,546	2,625,563	3,559,437	2,311,275	3,735,999
$2,454,545	$2,300,246	$2,759,131	$2,625,563	$2,265,748	$2,311,275

FS-42

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Diversified

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$8,626
Mortality and expense risk charge	(4,653)
Net investment income(loss)	3,973

Realized gain(loss) on investments:
Net realized gain distributions	40,973
Net realized gain(loss) on sale of fund shares	(736)
Net realized gain(loss)	40,237

Change in unrealized appreciation/depreciation	(7,070)

Net increase(decrease) in net assets resulting
from operations	$37,140

	Diversified

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,973	$2,930
Net realized gain(loss)	40,237	62,870
Net change in unrealized appreciation/depreciation	(7,070)	(79,009)
Net increase(decrease) in net assets resulting
from operations	37,140	(13,209)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	11,867	4,593
Subaccounts transfers (including fixed account), net	39,404	9,600
Transfers for policyowner benefits and terminations	(16,439)	(39,084)
Policyowner maintenance charges	(755)	(694)
Net increase(decrease) from policyowner transactions	34,077	(25,585)

Total increase(decrease) in net assets	71,217	(38,794)
Net assets at beginning of period	444,721	483,515
Net assets at end of period	$515,938	$444,721

The accompanying notes are an integral part of these financial statements.

FS-43

AIM				Summit
				S&P
Value		Real Estate		MidCap

2023		2023		2023

$786		$18,052		$631,151
(1,768)		(14,471)		(540,750)
(982)		3,581		90,401

43,787		-		2,129,676
(1,674)		(4,013)		1,793,383
42,113		(4,013)		3,923,059

(11,683)		112,247		3,401,477

$29,448		$111,815		$7,414,937

Value		Real Estate		S&P MidCap

2023	2022	2023	2022	2023	2022

$(982)	$(962)	$3,581	$10,468	$90,401	$(66,553)
42,113	36,611	(4,013)	(2,043)	3,923,059	8,657,106
(11,683)	(42,089)	112,247	(169,484)	3,401,477	(18,364,652)

29,448	(6,440)	111,815	(161,059)	7,414,937	(9,774,099)

46,935	3,259	957,854	6,853	174,742	314,113
(1,275)	17,359	(35,650)	99,015	(308,952)	(2,646,841)
(39,563)	(11,567)	(2,770)	(721)	(5,909,290)	(5,349,450)
(147)	(175)	(1,538)	(581)	(274,103)	(304,012)
5,950	8,876	917,896	104,566	(6,317,603)	(7,986,190)

35,398	2,436	1,029,711	(56,493)	1,097,334	(17,760,289)
194,313	191,877	536,098	592,591	52,600,077	70,360,366
$229,711	$194,313	$1,565,809	$536,098	$53,697,411	$52,600,077

FS-44

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	Russell
	Small Cap

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$255,396
Mortality and expense risk charge	(303,508)
Net investment income(loss)	(48,112)

Realized gain(loss) on investments:
Net realized gain distributions	16,272
Net realized gain(loss) on sale of fund shares	123,235
Net realized gain(loss)	139,507

Change in unrealized appreciation/depreciation	4,281,579

Net increase(decrease) in net assets resulting
from operations	$4,372,974

	Russell Small Cap

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(48,112)	$(76,763)
Net realized gain(loss)	139,507	3,859,556
Net change in unrealized appreciation/depreciation	4,281,579	(12,383,266)
Net increase(decrease) in net assets resulting
from operations	4,372,974	(8,600,473)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	165,354	219,044
Subaccounts transfers (including fixed account), net	622,872	(106,148)
Transfers for policyowner benefits and terminations	(2,989,491)	(3,241,791)
Policyowner maintenance charges	(152,728)	(170,020)
Net increase(decrease) from policyowner transactions	(2,353,993)	(3,298,915)

Total increase(decrease) in net assets	2,018,981	(11,899,388)
Net assets at beginning of period	29,232,893	41,132,281
Net assets at end of period	$31,251,874	$29,232,893

The accompanying notes are an integral part of these financial statements.

FS-45

Summit
Nasdaq-100		EAFE
Index		Intl.		S&P 500

2023		2023		2023

$141,903		$1,135,613		$1,801,313
(436,598)		(373,095)		(1,434,860)
(294,695)		762,518		366,453

-		-		6,651,175
6,225,468		1,192,405		6,328,510
6,225,468		1,192,405		12,979,685

12,767,974		4,181,747		16,584,998

$18,698,747		$6,136,670		$29,931,136

Nasdaq-100 Index		EAFE Intl.		S&P 500

2023	2022	2023	2022	2023	2022

$(294,695)	$(362,916)	$762,518	$1,120,571	$366,453	$226,464
6,225,468	4,633,247	1,192,405	668,255	12,979,685	17,137,775
12,767,974	(23,535,591)	4,181,747	(9,623,822)	16,584,998	(50,867,173)

18,698,747	(19,265,260)	6,136,670	(7,834,996)	29,931,136	(33,502,934)

175,199	250,502	141,316	210,980	837,184	676,478
(4,663,597)	2,405,109	(2,013,888)	108,243	(6,885,725)	(4,175,957)
(4,945,457)	(3,885,618)	(4,548,179)	(3,848,939)	(14,482,563)	(12,644,349)
(250,486)	(262,679)	(347,558)	(382,941)	(696,722)	(764,021)
(9,684,341)	(1,492,686)	(6,768,309)	(3,912,657)	(21,227,826)	(16,907,849)

9,014,406	(20,757,946)	(631,639)	(11,747,653)	8,703,310	(50,410,783)
38,335,243	59,093,189	40,114,969	51,862,622	131,127,744	181,538,527
$47,349,649	$38,335,243	$39,483,330	$40,114,969	$139,831,054	$131,127,744

FS-46

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Barclays

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,836,070
Mortality and expense risk charge	(647,267)
Net investment income(loss)	1,188,803

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(996,013)
Net realized gain(loss)	(996,013)

Change in unrealized appreciation/depreciation	2,708,724

Net increase(decrease) in net assets resulting
from operations	$2,901,514

	Barclays

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,188,803	$1,269,058
Net realized gain(loss)	(996,013)	(1,173,003)
Net change in unrealized appreciation/depreciation	2,708,724	(11,807,500)
Net increase(decrease) in net assets resulting
from operations	2,901,514	(11,711,445)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	182,925	347,027
Subaccounts transfers (including fixed account), net	4,259,407	(3,740,791)
Transfers for policyowner benefits and terminations	(7,710,973)	(7,215,773)
Policyowner maintenance charges	(620,289)	(696,393)
Net increase(decrease) from policyowner transactions	(3,888,930)	(11,305,930)

Total increase(decrease) in net assets	(987,416)	(23,017,375)
Net assets at beginning of period	68,622,051	91,639,426
Net assets at end of period	$67,634,635	$68,622,051

The accompanying notes are an integral part of these financial statements.

FS-47

Summit

Growth		Mod. Growth		Moderate

2023		2023		2023

$1,257,755		$748,790		$920,794
(952,760)		(544,867)		(620,028)
304,995		203,923		300,766

7,750,805		3,362,103		3,446,985
3,306,670		1,056,076		681,219
11,057,475		4,418,179		4,128,204

2,145,644		2,178,651		2,254,566

$13,508,114		$6,800,753		$6,683,536

Growth		Mod. Growth		Moderate

2023	2022	2023	2022	2023	2022

$304,995	$(3,021)	$203,923	$27,706	$300,766	$79,901
11,057,475	4,397,353	4,418,179	3,120,029	4,128,204	3,652,710
2,145,644	(25,170,871)	2,178,651	(14,461,242)	2,254,566	(16,762,646)

13,508,114	(20,776,539)	6,800,753	(11,313,507)	6,683,536	(13,030,035)

217,804	361,784	121,134	375,559	124,083	269,555
(159,245)	(133,267)	(52,976)	(1,550,878)	927,562	(2,465,404)
(17,655,349)	(8,217,249)	(7,395,895)	(4,318,895)	(9,553,819)	(8,041,580)
(1,540,395)	(1,698,420)	(809,707)	(861,533)	(813,740)	(897,862)
(19,137,185)	(9,687,152)	(8,137,444)	(6,355,747)	(9,315,914)	(11,135,291)

(5,629,071)	(30,463,691)	(1,336,691)	(17,669,254)	(2,632,378)	(24,165,326)
103,943,550	134,407,241	57,691,981	75,361,235	66,170,021	90,335,347
$98,314,479	$103,943,550	$56,355,290	$57,691,981	$63,537,643	$66,170,021

FS-48

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Third Avenue

	Value

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$184,233
Mortality and expense risk charge	(82,657)
Net investment income(loss)	101,576

Realized gain(loss) on investments:
Net realized gain distributions	512,563
Net realized gain(loss) on sale of fund shares	376,869
Net realized gain(loss)	889,432

Change in unrealized appreciation/depreciation	392,011

Net increase(decrease) in net assets resulting
from operations	$1,383,019

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$101,576	$31,048
Net realized gain(loss)	889,432	282,366
Net change in unrealized appreciation/depreciation	392,011	761,788
Net increase(decrease) in net assets resulting
from operations	1,383,019	1,075,202

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	77,078	69,749
Subaccounts transfers (including fixed account), net	(682,123)	(321,348)
Transfers for policyowner benefits and terminations	(678,722)	(708,824)
Policyowner maintenance charges	(14,422)	(14,722)
Net increase(decrease) from policyowner transactions	(1,298,189)	(975,145)

Total increase(decrease) in net assets	84,830	100,057
Net assets at beginning of period	7,809,629	7,709,572
Net assets at end of period	$7,894,459	$7,809,629

The accompanying notes are an integral part of these financial statements.

FS-49

Dreyfus				Scudder
				Small
MidCap		Small Cap		Mid Value

2023		2023		2023

$13,951		$8,659		$19,047
(25,593)		(8,178)		(16,705)
(11,642)		481		2,342

81,947		45,203		63,961
(26,320)		(3,546)		(13,609)
55,627		41,657		50,352

347,532		69,283		163,011

$391,517		$111,421		$215,705

MidCap		Small Cap		Small Mid Value

2023	2022	2023	2022	2023	2022

$(11,642)	$(15,269)	$481	$(389)	$2,342	$(2,858)
55,627	708,451	41,657	115,926	50,352	40,534
347,532	(1,165,761)	69,283	(300,569)	163,011	(391,948)

391,517	(472,579)	111,421	(185,032)	215,705	(354,272)

26,023	28,119	16,155	20,466	21,088	19,355
(42,464)	(92,185)	18,562	(73,172)	49,814	(78,330)
(229,279)	(219,556)	(26,435)	(66,989)	(174,017)	(191,443)
(5,029)	(5,516)	(1,034)	(1,069)	(3,365)	(3,560)
(250,749)	(289,138)	7,248	(120,764)	(106,480)	(253,978)

140,768	(761,717)	118,669	(305,796)	109,225	(608,250)
2,492,121	3,253,838	787,409	1,093,205	1,644,939	2,253,189
$2,632,889	$2,492,121	$906,078	$787,409	$1,754,164	$1,644,939

FS-50

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Thematic

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,408
Mortality and expense risk charge	(3,927)
Net investment income(loss)	(519)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	10,007
Net realized gain(loss)	10,007

Change in unrealized appreciation/depreciation	42,451

Net increase(decrease) in net assets resulting
from operations	$51,939

	Thematic

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(519)	$416
Net realized gain(loss)	10,007	4,551
Net change in unrealized appreciation/depreciation	42,451	(203,925)
Net increase(decrease) in net assets resulting
from operations	51,939	(198,958)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,053	3,642
Subaccounts transfers (including fixed account), net	(90,022)	32,456
Transfers for policyowner benefits and terminations	(79,151)	(76,559)
Policyowner maintenance charges	(638)	(879)
Net increase(decrease) from policyowner transactions	(166,758)	(41,340)

Total increase(decrease) in net assets	(114,819)	(240,298)
Net assets at beginning of period	416,431	656,729
Net assets at end of period	$301,612	$416,431

The accompanying notes are an integral part of these financial statements.

FS-51

Scudder		Neuberger Berman

Alternative		Regency		Intrinsic

2023		2023		2023

$2,175		$7,945		$756
(341)		(8,300)		(1,606)
1,834		(355)		(850)

308		40,096		6,489
(103)		(21,632)		(3,093)
205		18,464		3,396

(334)		53,674		15,102

$1,705		$71,783		$17,648

Alternative		Regency		Intrinsic

2023	2022	2023	2022	2023	2022

$1,834	$2,759	$(355)	$(4,121)	$(850)	$(2,068)
205	110	18,464	162,610	3,396	24,605
(334)	(6,968)	53,674	(266,245)	15,102	(52,274)

1,705	(4,099)	71,783	(107,756)	17,648	(29,737)

1,370	955	18,395	39,438	15,393	11,727
502	(993)	26,615	(78,327)	7,512	(76,910)
(15,275)	-	(124,152)	(100,495)	(8,913)	(6,939)
(37)	(38)	(1,537)	(1,717)	(301)	(380)
(13,440)	(76)	(80,679)	(141,101)	13,691	(72,502)

(11,735)	(4,175)	(8,896)	(248,857)	31,339	(102,239)
43,469	47,644	843,065	1,091,922	166,693	268,932
$31,734	$43,469	$834,169	$843,065	$198,032	$166,693

FS-52

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Growth

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(5,044)
Net investment income(loss)	(5,044)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(22,423)
Net realized gain(loss)	(22,423)

Change in unrealized appreciation/depreciation	104,221

Net increase(decrease) in net assets resulting
from operations	$76,754

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(5,044)	$(5,390)
Net realized gain(loss)	(22,423)	111,263
Net change in unrealized appreciation/depreciation	104,221	(310,748)
Net increase(decrease) in net assets resulting
from operations	76,754	(204,875)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	17,348	59,652
Subaccounts transfers (including fixed account), net	(29,917)	(32,564)
Transfers for policyowner benefits and terminations	(74,104)	(16,101)
Policyowner maintenance charges	(659)	(722)
Net increase(decrease) from policyowner transactions	(87,332)	10,265

Total increase(decrease) in net assets	(10,578)	(194,610)
Net assets at beginning of period	485,054	679,664
Net assets at end of period	$474,476	$485,054

The accompanying notes are an integral part of these financial statements.

FS-53

T. Rowe		Pimco

Blue Chip		Total Return		Low Duration

2023		2023		2023

$-		$269,559		$223,431
(447,607)		(73,449)		(60,045)
(447,607)		196,110		163,386

-		-		-
4,281,102		(248,421)		(104,681)
4,281,102		(248,421)		(104,681)

13,966,058		434,153		176,731

$17,799,553		$381,842		$235,436

Blue Chip		Total Return		Low Duration

2023	2022	2023	2022	2023	2022

$(447,607)	$(463,002)	$196,110	$141,153	$163,386	$48,614
4,281,102	3,733,372	(248,421)	(371,566)	(104,681)	(147,685)
13,966,058	(28,273,872)	434,153	(1,316,350)	176,731	(452,519)

17,799,553	(25,003,502)	381,842	(1,546,763)	235,436	(551,590)

1,031,625	585,404	41,959	119,836	4,792	12,747
(6,182,777)	6,973,033	657,163	(908,593)	71,601	(806,100)
(5,655,176)	(4,513,559)	(787,073)	(814,478)	(900,933)	(831,866)
(268,826)	(283,927)	(12,359)	(13,766)	(55,746)	(64,615)
(11,075,154)	2,760,951	(100,310)	(1,617,001)	(880,286)	(1,689,834)

6,724,399	(22,242,551)	281,532	(3,163,764)	(644,850)	(2,241,424)
40,296,829	62,539,380	7,676,304	10,840,068	6,517,913	8,759,337
$47,021,228	$40,296,829	$7,957,836	$7,676,304	$5,873,063	$6,517,913

FS-54

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Short Term

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$58,419
Mortality and expense risk charge	(13,364)
Net investment income(loss)	45,055

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,102)
Net realized gain(loss)	(1,102)

Change in unrealized appreciation/depreciation	18,943

Net increase(decrease) in net assets resulting
from operations	$62,896

	Short Term

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$45,055	$12,048
Net realized gain(loss)	(1,102)	(5,261)
Net change in unrealized appreciation/depreciation	18,943	(15,206)
Net increase(decrease) in net assets resulting
from operations	62,896	(8,419)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	2,620	67,432
Subaccounts transfers (including fixed account), net	(58,378)	1,522,741
Transfers for policyowner benefits and terminations	(256,069)	(621,548)
Policyowner maintenance charges	(1,667)	(1,874)
Net increase(decrease) from policyowner transactions	(313,494)	966,751

Total increase(decrease) in net assets	(250,598)	958,332
Net assets at beginning of period	1,525,648	567,316
Net assets at end of period	$1,275,050	$1,525,648

The accompanying notes are an integral part of these financial statements.

FS-55

Pimco
		Low Duration
Emerging		Adv.		Real Return

2023		2023		2023

$5,044		$4,426		$110,856
(899)		(1,254)		(37,129)
4,145		3,172		73,727

-		-		-
(3,897)		(621)		(39,423)
(3,897)		(621)		(39,423)

8,290		2,257		46,185

$8,538		$4,808		$80,489

Emerging		Low Duration Adv.		Real Return

2023	2022	2023	2022	2023	2022

$4,145	$4,066	$3,172	$288	$73,727	$197,644
(3,897)	(4,856)	(621)	(17,795)	(39,423)	(111,027)
8,290	(22,540)	2,257	(8,094)	46,185	(541,480)

8,538	(23,330)	4,808	(25,601)	80,489	(454,863)

458	1,330	19,851	948	917,423	151,501
(12,505)	(11,756)	10,936	(142,187)	510,844	(149,574)
(3,020)	(6,370)	(6,644)	(240,154)	(114,022)	(276,468)
(85)	(158)	(174)	(372)	(4,060)	(3,969)
(15,152)	(16,954)	23,969	(381,765)	1,310,185	(278,510)

(6,614)	(40,284)	28,777	(407,366)	1,390,674	(733,373)
97,790	138,074	109,887	517,253	2,727,575	3,460,948
$91,176	$97,790	$138,664	$109,887	$4,118,249	$2,727,575

FS-56

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Commodity

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$20,819
Mortality and expense risk charge	(1,125)
Net investment income(loss)	19,694

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(19,820)
Net realized gain(loss)	(19,820)

Change in unrealized appreciation/depreciation	(12,729)

Net increase(decrease) in net assets resulting
from operations	$(12,855)

	Commodity

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$19,694	$32,087
Net realized gain(loss)	(19,820)	4,217
Net change in unrealized appreciation/depreciation	(12,729)	(25,198)
Net increase(decrease) in net assets resulting
from operations	(12,855)	11,106

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	11,406	-
Subaccounts transfers (including fixed account), net	(32,046)	(5,730)
Transfers for policyowner benefits and terminations	(27,107)	(7,204)
Policyowner maintenance charges	(126)	(209)
Net increase(decrease) from policyowner transactions	(47,873)	(13,143)

Total increase(decrease) in net assets	(60,728)	(2,037)
Net assets at beginning of period	150,742	152,779
Net assets at end of period	$90,014	$150,742

The accompanying notes are an integral part of these financial statements.

FS-57

Ibbotson

Balanced		Growth		Income

2023		2023		2023

$11,886		$10,450		$4,127
(5,864)		(5,039)		(2,585)
6,022		5,411		1,542

13,835		13,529		1,920
(4,548)		207		(19,115)
9,287		13,736		(17,195)

50,198		56,922		35,850

$65,507		$76,069		$20,197

Balanced		Growth		Income

2023	2022	2023	2022	2023	2022

$6,022	$3,728	$5,411	$3,335	$1,542	$2,496
9,287	22,761	13,736	20,822	(17,195)	8,356
50,198	(118,257)	56,922	(108,786)	35,850	(60,965)

65,507	(91,768)	76,069	(84,629)	20,197	(50,113)

-	61	60	121	-	-
3,760	51,007	53,659	(534)	(88,392)	6,993
(23,459)	(112,824)	(19,341)	(11,888)	(51,732)	(51,308)
(949)	(1,033)	(1,047)	(1,047)	(599)	(731)
(20,648)	(62,789)	33,331	(13,348)	(140,723)	(45,046)

44,859	(154,557)	109,400	(97,977)	(120,526)	(95,159)
543,209	697,766	501,087	599,064	310,480	405,639
$588,068	$543,209	$610,487	$501,087	$189,954	$310,480

FS-58

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton

	Global Bond

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(259,650)
Net investment income(loss)	(259,650)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(846,225)
Net realized gain(loss)	(846,225)

Change in unrealized appreciation/depreciation	1,619,969

Net increase(decrease) in net assets resulting
from operations	$514,094

	Global Bond

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(259,650)	$(292,545)
Net realized gain(loss)	(846,225)	(2,044,951)
Net change in unrealized appreciation/depreciation	1,619,969	374,804
Net increase(decrease) in net assets resulting
from operations	514,094	(1,962,692)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	327,898	179,237
Subaccounts transfers (including fixed account), net	1,698,995	(2,845,724)
Transfers for policyowner benefits and terminations	(2,869,960)	(2,580,144)
Policyowner maintenance charges	(241,466)	(270,885)
Net increase(decrease) from policyowner transactions	(1,084,533)	(5,517,516)

Total increase(decrease) in net assets	(570,439)	(7,480,208)
Net assets at beginning of period	28,350,019	35,830,227
Net assets at end of period	$27,779,580	$28,350,019

The accompanying notes are an integral part of these financial statements.

FS-59

Franklin Templeton
		Global
Income		Discovery		Small Cap

2023		2023		2023

$134,178		$2,523		$2,087
(26,558)		(971)		(3,847)
107,620		1,552		(1,760)

162,667		5,491		22,629
(13,831)		30		(12,203)
148,836		5,521		10,426

(67,308)		9,926		32,877

$189,148		$16,999		$41,543

Income		Global Discovery		Small Cap

2023	2022	2023	2022	2023	2022

$107,620	$61,037	$1,552	$280	$(1,760)	$85
148,836	10,921	5,521	6,643	10,426	68,314
(67,308)	(192,670)	9,926	(11,758)	32,877	(131,142)

189,148	(120,712)	16,999	(4,835)	41,543	(62,743)

1,036,756	187,732	360	3,565	6,327	39,540
(103,387)	184,790	14,138	2,624	(33,594)	(115,421)
(149,416)	(116,985)	-	-	(11,908)	(16,204)
(3,199)	(2,148)	(121)	(95)	(411)	(454)
780,754	253,389	14,377	6,094	(39,586)	(92,539)

969,902	132,677	31,376	1,259	1,957	(155,282)
1,717,941	1,585,264	80,597	79,338	387,017	542,299
$2,687,843	$1,717,941	$111,973	$80,597	$388,974	$387,017

FS-60

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton

	Foreign

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$22,248
Mortality and expense risk charge	(6,896)
Net investment income(loss)	15,352

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	1,056
Net realized gain(loss)	1,056

Change in unrealized appreciation/depreciation	99,751

Net increase(decrease) in net assets resulting
from operations	$116,159

	Foreign

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$15,352	$5,477
Net realized gain(loss)	1,056	(12,930)
Net change in unrealized appreciation/depreciation	99,751	(16,119)
Net increase(decrease) in net assets resulting
from operations	116,159	(23,572)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	513,171	23,549
Subaccounts transfers (including fixed account), net	3,911	(126,657)
Transfers for policyowner benefits and terminations	(6,695)	(3,681)
Policyowner maintenance charges	(742)	(185)
Net increase(decrease) from policyowner transactions	509,645	(106,974)

Total increase(decrease) in net assets	625,804	(130,546)
Net assets at beginning of period	129,104	259,650
Net assets at end of period	$754,908	$129,104

The accompanying notes are an integral part of these financial statements.

FS-61

AllianceBernstein		American Funds
Growth and
Income		Managed		Blue Chip

2023		2023		2023

$3,845		$501,869		$47,591
(3,050)		(268,746)		(25,406)
795		233,123		22,185

24,289		3,225,615		23,643
(1,155)		(843,050)		(16,824)
23,134		2,382,565		6,819

8,168		(269,406)		356,171

$32,097		$2,346,282		$385,175

Growth and Income		Managed		Blue Chip

2023	2022	2023	2022	2023	2022

$795	$454	$233,123	$419,964	$22,185	$21,073
23,134	50,076	2,382,565	1,133,229	6,819	651,427
8,168	(66,185)	(269,406)	(7,414,119)	356,171	(1,062,163)

32,097	(15,655)	2,346,282	(5,860,926)	385,175	(389,663)

34,384	19,346	312,690	508,352	94,098	220,882
(744)	12,272	(207,991)	787,257	(13,958)	(474,078)
(9,383)	(14,783)	(6,890,541)	(2,810,418)	(282,116)	(560,081)
(391)	(390)	(431,520)	(497,430)	(2,536)	(4,052)
23,866	16,445	(7,217,362)	(2,012,239)	(204,512)	(817,329)

55,963	790	(4,871,080)	(7,873,165)	180,663	(1,206,992)
289,041	288,251	31,334,701	39,207,866	2,505,930	3,712,922
$345,004	$289,041	$26,463,621	$31,334,701	$2,686,593	$2,505,930

FS-62

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	Global

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$10,760
Mortality and expense risk charge	(11,763)
Net investment income(loss)	(1,003)

Realized gain(loss) on investments:
Net realized gain distributions	90,206
Net realized gain(loss) on sale of fund shares	(4,815)
Net realized gain(loss)	85,391

Change in unrealized appreciation/depreciation	145,221

Net increase(decrease) in net assets resulting
from operations	$229,609

	Global

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,003)	$(4,042)
Net realized gain(loss)	85,391	97,039
Net change in unrealized appreciation/depreciation	145,221	(495,662)
Net increase(decrease) in net assets resulting
from operations	229,609	(402,665)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	12,365	183,477
Subaccounts transfers (including fixed account), net	(18,281)	6,747
Transfers for policyowner benefits and terminations	(21,393)	(156,933)
Policyowner maintenance charges	(1,224)	(1,698)
Net increase(decrease) from policyowner transactions	(28,533)	31,593

Total increase(decrease) in net assets	201,076	(371,072)
Net assets at beginning of period	1,084,216	1,455,288
Net assets at end of period	$1,285,292	$1,084,216

The accompanying notes are an integral part of these financial statements.

FS-63

American Funds

Growth		International		New World

2023		2023		2023

$12,103		$7,182		$9,770
(32,192)		(5,701)		(5,893)
(20,089)		1,481		3,877

183,230		-		-
4,702		(17,038)		(5,580)
187,932		(17,038)		(5,580)

843,434		95,026		82,726

$1,011,277		$79,469		$81,023

Growth		International		New World

2023	2022	2023	2022	2023	2022

$(20,089)	$(19,748)	$1,481	$4,478	$3,877	$1,893
187,932	400,410	(17,038)	77,622	(5,580)	39,819
843,434	(1,528,530)	95,026	(240,781)	82,726	(210,556)

1,011,277	(1,147,868)	79,469	(158,681)	81,023	(168,844)

479,903	182,928	20,534	7,739	8,968	72,746
(23,878)	22,593	(73,724)	10,386	147,246	(47,493)
(157,322)	(236,292)	(24,852)	(41,220)	(31,966)	(62,629)
(3,137)	(3,605)	(629)	(826)	(666)	(696)
295,566	(34,376)	(78,671)	(23,921)	123,582	(38,072)

1,306,843	(1,182,244)	798	(182,602)	204,605	(206,916)
2,460,476	3,642,720	564,143	746,745	517,424	724,340
$3,767,319	$2,460,476	$564,941	$564,143	$722,029	$517,424

FS-64

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	Growth-Income

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$26,243
Mortality and expense risk charge	(18,271)
Net investment income(loss)	7,972

Realized gain(loss) on investments:
Net realized gain distributions	96,918
Net realized gain(loss) on sale of fund shares	7,478
Net realized gain(loss)	104,396

Change in unrealized appreciation/depreciation	300,588

Net increase(decrease) in net assets resulting
from operations	$412,956

	Growth-Income

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$7,972	$3,430
Net realized gain(loss)	104,396	163,430
Net change in unrealized appreciation/depreciation	300,588	(518,668)
Net increase(decrease) in net assets resulting
from operations	412,956	(351,808)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	368,358	163,214
Subaccounts transfers (including fixed account), net	(37,490)	(44,468)
Transfers for policyowner benefits and terminations	(76,782)	(299,755)
Policyowner maintenance charges	(1,911)	(2,539)
Net increase(decrease) from policyowner transactions	252,175	(183,548)

Total increase(decrease) in net assets	665,131	(535,356)
Net assets at beginning of period	1,408,572	1,943,928
Net assets at end of period	$2,073,703	$1,408,572

The accompanying notes are an integral part of these financial statements.

FS-65

American Funds		Columbia

Asset		Strategic		Emerging

2023		2023		2023

$71,831		$7,165		$-
(32,488)		(1,867)		(1,087)
39,343		5,298		(1,087)

126,999		-		-
(19,579)		(2,217)		(1,794)
107,420		(2,217)		(1,794)

251,799		12,349		11,460

$398,562		$15,430		$8,579

Asset		Strategic		Emerging

2023	2022	2023	2022	2023	2022

$39,343	$30,263	$5,298	$3,084	$(1,087)	$(1,298)
107,420	336,053	(2,217)	6,453	(1,794)	21,100
251,799	(859,532)	12,349	(34,607)	11,460	(78,216)

398,562	(493,216)	15,430	(25,070)	8,579	(58,414)

225,118	420,224	313	329	4,518	19,240
(140,194)	(19,819)	44,530	(12)	4	(25,697)
(250,102)	(103,188)	(13,105)	(18,226)	(2,001)	(3,174)
(5,708)	(5,559)	(205)	(122)	(178)	(173)
(170,886)	291,658	31,533	(18,031)	2,343	(9,804)

227,676	(201,558)	46,963	(43,101)	10,922	(68,218)
3,144,788	3,346,346	169,710	212,811	104,618	172,836
$3,372,464	$3,144,788	$216,673	$169,710	$115,540	$104,618

FS-66

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Columbia

	International

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,603
Mortality and expense risk charge	(2,150)
Net investment income(loss)	1,453

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(197)
Net realized gain(loss)	(197)

Change in unrealized appreciation/depreciation	27,530

Net increase(decrease) in net assets resulting
from operations	$28,786

	International

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,453	$(1,213)
Net realized gain(loss)	(197)	15,153
Net change in unrealized appreciation/depreciation	27,530	(41,783)
Net increase(decrease) in net assets resulting
from operations	28,786	(27,843)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	460	8,308
Subaccounts transfers (including fixed account), net	-	162,607
Transfers for policyowner benefits and terminations	(125)	(135)
Policyowner maintenance charges	(51)	(44)
Net increase(decrease) from policyowner transactions	284	170,736

Total increase(decrease) in net assets	29,070	142,893
Net assets at beginning of period	202,774	59,881
Net assets at end of period	$231,844	$202,774

The accompanying notes are an integral part of these financial statements.

FS-67

Columbia

Smaller-Cap		Mid Cap		High Yield

2023		2023		2023

$-		$-		$18,536
(2,388)		(7,363)		(3,383)
(2,388)		(7,363)		15,153

-		-		-
4,450		12,800		(2,880)
4,450		12,800		(2,880)

21,058		66,546		22,984

$23,120		$71,983		$35,257

Smaller-Cap		Mid Cap		High Yield

2023	2022	2023	2022	2023	2022

$(2,388)	$(2,301)	$(7,363)	$(6,456)	$15,153	$13,122
4,450	4,043	12,800	16,972	(2,880)	(5,492)
21,058	(43,761)	66,546	(86,449)	22,984	(55,391)

23,120	(42,019)	71,983	(75,933)	35,257	(47,761)

55,144	7,030	120,732	148,839	1,078	10,764
(27,950)	(11,250)	34,569	(31,712)	9,447	56,859
(2,285)	(5,182)	(51,645)	(19,632)	(6,780)	(53,062)
(317)	(336)	(934)	(740)	(368)	(394)
24,592	(9,738)	102,722	96,755	3,377	14,167

47,712	(51,757)	174,705	20,822	38,634	(33,594)
212,848	264,605	670,989	650,167	324,688	358,282
$260,560	$212,848	$845,694	$670,989	$363,322	$324,688

FS-68

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Columbia

	Large Core

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(7,001)
Net investment income(loss)	(7,001)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	24,899
Net realized gain(loss)	24,899

Change in unrealized appreciation/depreciation	130,334

Net increase(decrease) in net assets resulting
from operations	$148,232

	Large Core

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(7,001)	$(7,206)
Net realized gain(loss)	24,899	65,208
Net change in unrealized appreciation/depreciation	130,334	(222,974)
Net increase(decrease) in net assets resulting
from operations	148,232	(164,972)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	70,433	250
Subaccounts transfers (including fixed account), net	(8,104)	(98,047)
Transfers for policyowner benefits and terminations	(59,376)	(34,303)
Policyowner maintenance charges	(519)	(510)
Net increase(decrease) from policyowner transactions	2,434	(132,610)

Total increase(decrease) in net assets	150,666	(297,582)
Net assets at beginning of period	643,882	941,464
Net assets at end of period	$794,548	$643,882

The accompanying notes are an integral part of these financial statements.

FS-69

Ivy

Strategy		Balanced		Energy

2023		2023		2023

$141		$17,542		$15,354
(65)		(23,048)		(4,232)
76		(5,506)		11,122

-		-		-
(6)		(102,352)		12,201
(6)		(102,352)		12,201

717		435,936		(15,624)

$787		$328,078		$7,699

Strategy		Balanced		Energy

2023	2022	2023	2022	2023	2022

$76	$38	$(5,506)	$1,781	$11,122	$9,374
(6)	505	(102,352)	526,445	12,201	35,466
717	(1,679)	435,936	(808,572)	(15,624)	44,566

787	(1,136)	328,078	(280,346)	7,699	89,406

-	-	1,025,499	5,872	19,916	223,797
-	-	(122,694)	41,204	57,025	(67,146)
-	-	(303,275)	(88,564)	(30,844)	(10,407)
-	-	(3,505)	(2,547)	(386)	(354)
-	-	596,025	(44,035)	45,711	145,890

787	(1,136)	924,103	(324,381)	53,410	235,296
6,152	7,288	1,347,803	1,672,184	426,425	191,129
$6,939	$6,152	$2,271,906	$1,347,803	$479,835	$426,425

FS-70

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy
	Small Cap
	Value

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$664
Mortality and expense risk charge	(3,223)
Net investment income(loss)	(2,559)

Realized gain(loss) on investments:
Net realized gain distributions	32,667
Net realized gain(loss) on sale of fund shares	(4,117)
Net realized gain(loss)	28,550

Change in unrealized appreciation/depreciation	18,592

Net increase(decrease) in net assets resulting
from operations	$44,583

	Small Cap Value

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,559)	$(3,307)
Net realized gain(loss)	28,550	66,246
Net change in unrealized appreciation/depreciation	18,592	(123,743)
Net increase(decrease) in net assets resulting
from operations	44,583	(60,804)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,632	6,143
Subaccounts transfers (including fixed account), net	(3,122)	(15,853)
Transfers for policyowner benefits and terminations	(9,753)	(13,915)
Policyowner maintenance charges	(258)	(263)
Net increase(decrease) from policyowner transactions	(9,501)	(23,888)

Total increase(decrease) in net assets	35,082	(84,692)
Net assets at beginning of period	315,430	400,122
Net assets at end of period	$350,512	$315,430

The accompanying notes are an integral part of these financial statements.

FS-71

Ivy
		Mid Cap
Science		Growth		International

2023		2023		2023

$-		$-		$2,351
(15,612)		(6,161)		(1,518)
(15,612)		(6,161)		833

84,380		69,029		-
(60,494)		(10,806)		(671)
23,886		58,223		(671)

490,215		56,656		20,785

$498,489		$108,718		$20,947

Science		Mid Cap Growth		International

2023	2022	2023	2022	2023	2022

$(15,612)	$(14,753)	$(6,161)	$(6,234)	$833	$1,970
23,886	117,800	58,223	131,365	(671)	10,767
490,215	(724,049)	56,656	(392,729)	20,785	(39,600)

498,489	(621,002)	108,718	(267,598)	20,947	(26,863)

147,875	185,968	71,031	34,875	14,782	897
14,355	(102,914)	(32,308)	16,940	958	2,125
(108,158)	(26,257)	(8,994)	(11,785)	(14,898)	(1,115)
(2,081)	(1,855)	(669)	(725)	(240)	(238)
51,991	54,942	29,060	39,305	602	1,669

550,480	(566,060)	137,778	(228,293)	21,549	(25,194)
1,303,660	1,869,720	578,913	807,206	150,038	175,232
$1,854,140	$1,303,660	$716,691	$578,913	$171,587	$150,038

FS-72

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	Global

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$63
Mortality and expense risk charge	(867)
Net investment income(loss)	(804)

Realized gain(loss) on investments:
Net realized gain distributions	15,440
Net realized gain(loss) on sale of fund shares	(2,445)
Net realized gain(loss)	12,995

Change in unrealized appreciation/depreciation	2,738

Net increase(decrease) in net assets resulting
from operations	$14,929

	Global

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(804)	$(159)
Net realized gain(loss)	12,995	9,501
Net change in unrealized appreciation/depreciation	2,738	(24,645)
Net increase(decrease) in net assets resulting
from operations	14,929	(15,303)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	796	602
Subaccounts transfers (including fixed account), net	16,179	5,774
Transfers for policyowner benefits and terminations	(1,400)	(1,563)
Policyowner maintenance charges	(138)	(83)
Net increase(decrease) from policyowner transactions	15,437	4,730

Total increase(decrease) in net assets	30,366	(10,573)
Net assets at beginning of period	71,615	82,188
Net assets at end of period	$101,981	$71,615

The accompanying notes are an integral part of these financial statements.

FS-73

Ivy		Janus		Putnam

High Income		Flexible		Health

2023		2023		2023

$12,594		$11,481		$873
(1,963)		(3,179)		(2,771)
10,631		8,302		(1,898)

-		-		23,108
(4,273)		(13,995)		(3,216)
(4,273)		(13,995)		19,892

13,705		17,770		2,093

$20,063		$12,077		$20,087

High Income		Flexible		Health

2023	2022	2023	2022	2023	2022

$10,631	$15,700	$8,302	$4,263	$(1,898)	$(1,369)
(4,273)	(17,276)	(13,995)	(16,248)	19,892	18,217
13,705	(35,111)	17,770	(65,478)	2,093	(27,512)

20,063	(36,687)	12,077	(77,463)	20,087	(10,664)

1,005	6,590	8,617	7,771	33,785	109,428
5	(7,137)	(4,292)	(68,650)	(83,209)	(8,521)
(24,036)	(68,963)	(45,901)	(125,109)	(16,144)	(8,022)
(184)	(274)	(176)	(254)	(299)	(303)
(23,210)	(69,784)	(41,752)	(186,242)	(65,867)	92,582

(3,147)	(106,471)	(29,675)	(263,705)	(45,780)	81,918
195,545	302,016	335,433	599,138	301,752	219,834
$192,398	$195,545	$305,758	$335,433	$255,972	$301,752

FS-74

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Putnam

	Asset

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,746
Mortality and expense risk charge	(2,479)
Net investment income(loss)	1,267

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(756)
Net realized gain(loss)	(756)

Change in unrealized appreciation/depreciation	37,460

Net increase(decrease) in net assets resulting
from operations	$37,971

	Asset

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,267	$928
Net realized gain(loss)	(756)	20,705
Net change in unrealized appreciation/depreciation	37,460	(60,614)
Net increase(decrease) in net assets resulting
from operations	37,971	(38,981)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	483	105,083
Subaccounts transfers (including fixed account), net	(8)	1
Transfers for policyowner benefits and terminations	(6,668)	(3,299)
Policyowner maintenance charges	(242)	(205)
Net increase(decrease) from policyowner transactions	(6,435)	101,580

Total increase(decrease) in net assets	31,536	62,599
Net assets at beginning of period	236,441	173,842
Net assets at end of period	$267,977	$236,441

The accompanying notes are an integral part of these financial statements.

FS-75

Van Eck

Gold		Hard Assets

2023		2023

$-		$6,010
(2,073)		(2,247)
(2,073)		3,763

-		-
(514)		1,844
(514)		1,844

25,824		(16,531)

$23,237		$(10,924)

Gold		Hard Assets

2023	2022	2023	2022

$(2,073)	$(4,899)	$3,763	$2,218
(514)	(229,163)	1,844	32,851
25,824	(38,491)	(16,531)	(13,440)

23,237	(272,553)	(10,924)	21,629

18,254	2,066	9,088	79,007
62,584	73,612	2,796	(176,135)
(59,019)	(110,859)	(12,915)	(9,154)
(237)	(524)	(324)	(399)
21,582	(35,705)	(1,355)	(106,681)

44,819	(308,258)	(12,279)	(85,052)
190,284	498,542	235,345	320,397
$235,103	$190,284	$223,066	$235,345

FS-76

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2 NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2023 AND 2022

1. ORGANIZATION

Ameritas Variable Separate Account VA-2 (the "Account") began operations during 1987. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The statements of operations and changes in net assets, financial highlights, and the related notes for each of the subaccounts listed below, are presented for the periods noted in the financial statements and notes, except for those subaccounts with commencement dates occurring during the period as referenced below.  For those subaccounts with commencement dates during the respective period, the financial statements and the notes are presented from the commencement date forward. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2023, there are one hundred twenty-seven subaccounts available within the Account listed as follows:

Fidelity Management & Research	Fidelity Management & Research
Company LLC	Company LLC, continued
(Advisor)	Fidelity, continued
Fidelity (Fund Series short cite)	*Asset Mgr. Gr. IC
*Equity-Income IC (Subaccount short cite)	*Asset Mgr. Gr. SC
*Equity-Income SC	*Asset Mgr. Gr. SC2
*Equity-Income SC2	*Mid Cap SC2
*Growth IC	*Money Market
*Growth SC	*Money Market SC2
*Growth SC2	*Index 500 SC2
*High Income IC	*Strategic SC2
*High Income SC
*High Income SC2	Fred Alger Management, LLC
*Overseas IC	Alger
*Overseas SC	*Balanced
*Overseas SC2
*Asset Mgr. IC	Massachusetts Financial Services
*Asset Mgr. SC	Company
*Asset Mgr. SC2	MFS
*Inv. Bond IC	*Utilities
*Inv. Bond SC2	*New Discovery
*Contrafund IC	*Total Return
*Contrafund SC	*Growth SC
*Contrafund SC2	*New Discovery SC
*Utilities SC
*Strategic

FS-77

1. ORGANIZATION, continued

Massachusetts Financial Services	Invesco Advisers, Inc.
Company, continued	AIM
MFS, continued	*Intl. Growth
*Research	*Global
*Blended Core SC	*Global Value
*Corporate SC	*Discovery Mid Cap
*Government SC	(Commenced April 30, 2020)
*Growth Allocation SC	*Diversified
*Moderate SC	*Value
*Conservative SC	*Real Estate
*Blended Small Cap SC
*Global Real Estate IC	Calvert Research and Management
(Commenced February 3, 2021)	(See Note 3)
*Global Real Estate SC	Summit
(Commenced August 27, 2020)	*S&P MidCap
*Russell Small Cap
Morgan Stanley Investment	*Nasdaq-100 Index
Management Inc.	*EAFE Intl.
Van Kampen	*S&P 500
*Emerging Markets	*Barclays
*Intl. Magnum	*Growth
*U.S. Real Estate	*Mod. Growth
*Global II	*Moderate

Calvert Research and Management	Third Avenue Management LLC
Calvert	Third Avenue
*Balanced	*Value
*Mid Cap
*Balanced F	BNY Mellon Investment Adviser, Inc.
Dreyfus
American Century Investment	*MidCap
Management, Inc.	*Small Cap
American Century
*Income & Growth
*Mid Cap Value
*Inc. & Growth II

FS-78

1. ORGANIZATION, continued

DWS Investment Management Americas, Inc.	Franklin Advisers, Inc.
Scudder	Franklin Templeton
*Small Mid Value	*Global Bond
*Thematic	*Income
*Alternative
Franklin Mutual Advisers, LLC
Neuberger Berman Investment Advisers LLC	Franklin Templeton
Neuberger Berman	*Global Discovery
*Regency	*Small Cap
*Intrinsic
*Growth	Templeton Investment Counsel, LLC
Franklin Templeton
T. Rowe Price Associates, Inc.	*Foreign
T. Rowe
*Blue Chip	AllianceBernstein L.P.
AllianceBernstein
Pacific Investment Management	*Growth and Income
Company LLC
Pimco	Capital Research and Management Company (SM)
*Total Return	American Funds
*Low Duration	*Managed
*Short Term	*Blue Chip
*Emerging	*Global
*Low Duration Adv.	*Growth
*Real Return	*International
*Commodity	*New World
*Growth-Income
ALPS Advisors, Inc.	*Asset
Ibbotson
*Balanced
*Growth
*Income

FS-79

1. ORGANIZATION, continued

Columbia Management Investment	Janus Capital Management LLC
Advisers, LLC	Janus
Columbia	*Flexible
*Strategic
*Emerging	Putnam Investment Management, LLC
*International	Putnam
*Smaller-Cap	*Health
*Mid Cap	*Asset
*High Yield
*Large Core	Van Eck Associates Corporation
Van Eck
Delaware Management Company	*Gold
Ivy	*Hard Assets
*Strategy
*Balanced
*Energy
*Small Cap Value
*Science
*Mid Cap Growth
*International
*Global
*High Income

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-80

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-81

3. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2023 and 2022, as follows:

Sub-Advisor Fee %
Summit:
S&P MidCap	.050
Russell Small Cap	.050
Nasdaq-100 Index	.050
S&P 500.050
Barclays	.050
Growth	.050
Mod. Growth	.050
Moderate	.050

FS-82

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2023 were as follows:

	Purchases	Sales
Fidelity:
Equity-Income IC	$809,048	$1,866,134
Equity-Income SC	510,559	594,601
Equity-Income SC2	816,957	1,375,499
Growth IC	1,251,870	2,880,376
Growth SC	126,344	189,731
Growth SC2	916,768	1,119,295
High Income IC	512,913	598,278
High Income SC	55,659	91,805
High Income SC2	2,635,251	5,865,801
Overseas IC	176,077	497,388
Overseas SC	6,316	68,823
Overseas SC2	256,423	1,337,538
Asset Mgr. IC	215,443	842,057
Asset Mgr. SC	41,625	55,215
Asset Mgr. SC2	103,863	246,731
Inv. Bond IC	375,051	823,485
Inv. Bond SC2	3,296,769	5,977,788
Contrafund IC	913,825	2,397,476
Contrafund SC	166,238	585,823
Contrafund SC2	2,259,743	4,763,308
Asset Mgr. Gr. IC	27,416	221,422
Asset Mgr. Gr. SC	2,854	2,316
Asset Mgr. Gr. SC2	9,460	77,424
Mid Cap SC2	375,627	555,632
Money Market	9,776,312	11,173,718
Money Market SC2	562,630	1,201,119
Index 500 SC2	932,387	987,884
Strategic SC2	26,253	42,342

Alger:
Balanced	518,047	1,254,582

MFS:
Utilities	3,232,679	2,936,674
New Discovery	291,199	857,675
Total Return	599,065	992,132
Growth SC	189,672	80,215
New Discovery SC	39,566	62,296
Utilities SC	1,478,965	202,301
Strategic	923,520	623,279
Research	638,654	3,956,306
Blended Core SC	129,191	24,756
Corporate SC	685,083	54,165
Government SC	4,224	10,139

FS-83

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
MFS, continued:
Growth Allocation SC	$100,928	$27,904
Moderate SC	140,204	51,035
Conservative SC	32,698	17,251
Blended Small Cap SC	32,687	21,229
Global Real Estate IC	1,894	24,384
Global Real Estate SC	96,577	6,842

Van Kampen:
Emerging Markets	993,357	2,665,727
Intl. Magnum	51,858	282,930
U.S. Real Estate	2,074,742	4,723,971
Global II	1,527	2,931

Calvert:
Balanced	381,360	761,086
Mid Cap	3,306	99,389
Balanced F	1,045,979	160,515

American Century:
Income & Growth	1,857,712	4,795,444
Mid Cap Value	1,633,230	1,138,657
Inc. & Growth II	627,308	239,051

AIM:
Intl. Growth	408,648	1,695,448
Global	277,378	302,388
Global Value	40,606	418,495
Discovery Mid Cap	124,559	451,712
Diversified	92,019	12,995
Value	83,435	34,680
Real Estate	982,887	61,409

Summit:
S&P MidCap	3,523,115	7,620,641
Russell Small Cap	1,079,899	3,465,732
Nasdaq-100 Index	1,706,133	11,685,168
EAFE Intl.	1,582,645	7,588,435
S&P 500	8,930,055	23,140,253
Barclays	3,695,526	6,395,653
Growth	9,040,063	20,121,449
Mod. Growth	4,106,697	8,678,116
Moderate	4,610,699	10,178,863

FS-84

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Third Avenue:
Value	$1,008,094	$1,692,143

Dreyfus:
MidCap	202,639	383,084
Small Cap	91,514	38,583

Scudder:
Small Mid Value	256,970	297,147
Thematic	77,852	245,128
Alternative	4,574	15,872

Neuberger Berman:
Regency	173,385	214,323
Intrinsic	59,330	40,001
Growth	17,609	109,985

T. Rowe:
Blue Chip	1,852,512	13,375,273

Pimco:
Total Return	1,427,555	1,331,756
Low Duration	397,277	1,114,178
Short Term	131,151	399,591
Emerging	5,285	16,292
Low Duration Adv.	37,463	10,322
Real Return	1,740,321	356,410
Commodity	32,192	60,371

Ibbotson:
Balanced	76,455	77,245
Growth	77,396	25,125
Income	34,831	172,093

Franklin Templeton:
Global Bond	1,140,284	2,484,467
Income	1,505,199	454,158
Global Discovery	22,311	891
Small Cap	34,076	52,792
Foreign	541,269	16,272

AllianceBernstein:
Growth and Income	65,340	16,390

FS-85

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
American Funds:
Managed	$4,058,893	$7,817,517
Blue Chip	136,971	295,655
Global	119,942	59,272
Growth	800,027	341,320
International	33,263	110,453
New World	189,870	62,411
Growth-Income	499,831	142,766
Asset	362,106	366,649

Columbia:
Strategic	51,729	14,899
Emerging	4,051	2,794
International	3,890	2,152
Smaller-Cap	54,550	32,345
Mid Cap	145,546	50,188
High Yield	42,678	24,148
Large Core	68,591	73,158

Ivy:
Strategy	140	64
Balanced	1,296,491	705,972
Energy	178,642	121,809
Small Cap Value	35,487	14,880
Science	341,358	220,599
Mid Cap Growth	143,932	52,004
International	35,241	33,807
Global	38,693	8,619
High Income	13,130	25,709

Janus:
Flexible	45,027	78,477

Putnam:
Health	56,199	100,856
Asset	4,007	9,175

Van Eck:
Gold	88,073	68,564
Hard Assets	16,607	14,200

FS-86

5. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2023, these fees range between .95 percent and 1.40 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $50 per policy annually, or as rider charges taken as a percent of net assets of .10 to 1.50 percent annualized, depending on the product and options selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-87

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Equity-Income IC
2023	90.48	158.76	123,855	15,967,441	1.86	1.25	1.40	9.12	9.28
2022	82.92	145.28	137,297	16,182,997	1.85	1.25	1.40	(6.27)	(6.13)
2021	88.47	154.77	151,649	18,951,290	1.88	1.25	1.40	23.16	23.35
2020	71.83	125.48	163,294	16,461,478	1.80	1.25	1.40	5.21	5.37
2019	68.28	119.08	183,141	17,430,133	1.98	1.25	1.40	25.68	25.86

Equity-Income SC
2023	98.75	98.75	18,040	1,781,483	1.84	0.95	0.95	9.49	9.49
2022	90.19	90.19	19,555	1,763,649	1.79	0.95	0.95	(5.98)	(5.98)
2021	95.93	95.93	21,396	2,052,414	1.63	0.95	0.95	23.65	23.65
2020	77.58	77.58	25,552	1,982,301	1.73	0.95	0.95	5.54	5.54
2019	73.51	73.51	28,498	2,094,823	1.91	0.95	0.95	26.12	26.12

Equity-Income SC2
2023	81.16	81.16	113,379	9,202,182	1.73	0.95	0.95	9.34	9.34
2022	74.23	74.23	125,195	9,293,146	1.66	0.95	0.95	(6.14)	(6.14)
2021	79.08	79.08	138,768	10,974,114	1.65	0.95	0.95	23.43	23.43
2020	64.07	64.07	155,836	9,984,490	1.64	0.95	0.95	5.43	5.43
2019	60.77	60.77	169,085	10,274,986	1.82	0.95	0.95	25.91	25.91

Growth IC
2023	228.69	328.16	84,502	24,980,282	0.13	1.25	1.40	34.35	34.55
2022	170.22	243.88	93,575	20,636,608	0.62	1.25	1.40	(25.50)	(25.39)
2021	228.49	326.88	101,315	29,965,341	-	1.25	1.40	21.51	21.69
2020	188.04	268.62	110,405	26,839,227	0.07	1.25	1.40	41.89	42.11
2019	132.52	189.03	115,701	19,796,568	0.26	1.25	1.40	32.45	32.65

Growth SC
2023	249.66	249.66	11,667	2,912,675	0.04	0.95	0.95	34.82	34.82
2022	185.18	185.18	12,403	2,296,868	0.52	0.95	0.95	(25.23)	(25.23)
2021	247.69	247.69	13,929	3,449,992	-	0.95	0.95	21.92	21.92
2020	203.15	203.15	15,175	3,082,723	0.06	0.95	0.95	42.39	42.39
2019	142.67	142.67	17,103	2,440,117	0.16	0.95	0.95	32.92	32.92

Growth SC2
2023	186.63	186.63	41,706	7,783,571	-	0.95	0.95	34.61	34.61
2022	138.64	138.64	44,455	6,163,394	0.36	0.95	0.95	(25.35)	(25.35)
2021	185.73	185.73	46,844	8,700,477	-	0.95	0.95	21.74	21.74
2020	152.56	152.56	55,279	8,433,344	0.04	0.95	0.95	42.19	42.19
2019	107.29	107.29	63,508	6,813,826	0.06	0.95	0.95	32.71	32.71

FS-88

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
High Income IC
2023	21.86	53.72	80,393	2,751,791	5.58	1.25	1.40	8.95	9.11
2022	20.07	49.23	87,782	2,722,007	4.77	1.25	1.40	(12.60)	(12.47)
2021	22.96	56.25	104,043	3,741,269	5.09	1.25	1.40	2.96	3.12
2020	22.30	54.55	109,647	3,861,409	4.95	1.25	1.40	1.32	1.47
2019	22.01	53.76	127,634	4,570,348	4.89	1.25	1.40	13.51	13.68

High Income SC
2023	23.91	23.91	19,322	462,013	5.38	0.95	0.95	9.46	9.46
2022	21.84	21.84	21,861	477,514	4.67	0.95	0.95	(12.39)	(12.39)
2021	24.93	24.93	28,530	711,328	5.17	0.95	0.95	3.51	3.51
2020	24.09	24.09	29,713	715,695	4.28	0.95	0.95	1.68	1.68
2019	23.69	23.69	40,821	967,001	4.93	0.95	0.95	13.84	13.84

High Income SC2
2023	18.06	18.06	2,035,618	36,768,924	5.41	0.95	0.95	9.20	9.20
2022	16.54	16.54	2,323,076	38,425,406	4.78	0.95	0.95	(12.51)	(12.51)
2021	18.90	18.90	2,739,872	51,797,046	5.31	0.95	0.95	3.31	3.31
2020	18.30	18.30	2,727,367	49,910,045	4.99	0.95	0.95	1.45	1.45
2019	18.04	18.04	2,849,273	51,393,136	5.04	0.95	0.95	13.69	13.69

Overseas IC
2023	45.99	56.21	68,873	3,760,441	1.03	1.25	1.40	18.84	19.02
2022	38.70	47.23	75,084	3,449,426	1.03	1.25	1.40	(25.53)	(25.42)
2021	51.97	63.33	83,232	5,133,851	0.52	1.25	1.40	18.04	18.22
2020	44.03	53.57	89,993	4,695,415	0.44	1.25	1.40	14.01	14.18
2019	38.62	46.92	98,879	4,520,509	1.71	1.25	1.40	25.99	26.18

Overseas SC
2023	50.65	50.65	9,350	473,594	0.92	0.95	0.95	19.28	19.28
2022	42.47	42.47	10,714	454,994	0.97	0.95	0.95	(25.29)	(25.29)
2021	56.85	56.85	11,135	632,994	0.44	0.95	0.95	18.45	18.45
2020	47.99	47.99	11,956	573,813	0.33	0.95	0.95	14.40	14.40
2019	41.95	41.95	13,594	570,299	1.55	0.95	0.95	26.47	26.47

Overseas SC2
2023	38.89	38.89	190,313	7,400,769	0.77	0.95	0.95	19.09	19.09
2022	32.65	32.65	220,474	7,199,315	0.89	0.95	0.95	(25.39)	(25.39)
2021	43.77	43.77	216,047	9,455,634	0.32	0.95	0.95	18.26	18.26
2020	37.01	37.01	244,909	9,063,432	0.22	0.95	0.95	14.24	14.24
2019	32.39	32.39	259,055	8,391,716	1.52	0.95	0.95	26.30	26.30

FS-89

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Asset Mgr. IC
2023	43.04	68.44	92,475	5,997,091	2.26	1.25	1.40	11.39	11.55
2022	38.64	61.36	104,950	6,096,290	2.00	1.25	1.40	(16.11)	(15.99)
2021	46.06	73.04	117,268	8,074,937	1.56	1.25	1.40	8.40	8.56
2020	42.49	67.28	132,894	8,448,502	1.48	1.25	1.40	13.27	13.44
2019	37.51	59.31	145,777	8,149,931	1.73	1.25	1.40	16.61	16.78

Asset Mgr. SC
2023	46.91	46.91	22,153	1,039,319	2.28	0.95	0.95	11.84	11.84
2022	41.95	41.95	23,023	965,805	1.85	0.95	0.95	(15.83)	(15.83)
2021	49.84	49.84	26,784	1,334,921	1.45	0.95	0.95	8.76	8.76
2020	45.82	45.82	29,474	1,350,645	1.39	0.95	0.95	13.65	13.65
2019	40.32	40.32	35,814	1,443,988	1.57	0.95	0.95	17.05	17.05

Asset Mgr. SC2
2023	36.76	36.76	39,546	1,453,877	2.12	0.95	0.95	11.59	11.59
2022	32.94	32.94	44,577	1,468,574	1.77	0.95	0.95	(15.95)	(15.95)
2021	39.20	39.20	51,962	2,036,713	1.40	0.95	0.95	8.65	8.65
2020	36.08	36.08	53,808	1,941,215	1.26	0.95	0.95	13.45	13.45
2019	31.80	31.80	59,260	1,884,410	1.55	0.95	0.95	16.90	16.90

Inv. Bond IC
2023	24.82	27.81	146,479	4,211,304	2.49	0.95	1.40	4.73	5.20
2022	23.69	26.43	163,937	4,512,421	2.09	0.95	1.40	(14.16)	(13.78)
2021	27.60	30.66	200,933	6,445,446	2.00	0.95	1.40	(1.98)	(1.54)
2020	28.16	31.14	212,311	6,981,943	2.09	0.95	1.40	7.87	8.36
2019	26.11	28.73	251,075	7,638,571	2.70	0.95	1.40	8.15	8.63

Inv. Bond SC2
2023	13.11	22.78	2,797,954	61,960,639	2.45	0.95	1.00	4.95	5.00
2022	12.49	21.69	2,940,024	62,592,795	1.99	0.95	1.00	(14.07)	(14.03)
2021	14.54	25.23	3,387,053	83,775,363	1.81	0.95	1.00	(1.88)	(1.83)
2020	14.82	25.70	3,374,854	84,903,398	2.03	0.95	1.00	8.08	8.13
2019	13.71	23.77	3,715,232	86,492,882	2.51	0.95	1.00	8.32	8.37

Contrafund IC
2023	147.15	164.99	122,534	19,390,931	0.48	1.25	1.40	31.61	31.80
2022	111.81	125.17	136,942	16,452,453	0.50	1.25	1.40	(27.33)	(27.22)
2021	153.87	172.00	148,286	24,512,036	0.06	1.25	1.40	26.06	26.25
2020	122.05	136.24	163,532	21,430,504	0.25	1.25	1.40	28.75	28.94
2019	94.80	105.66	194,063	19,787,559	0.46	1.25	1.40	29.75	29.95

FS-90

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund SC
2023	160.76	160.76	28,189	4,531,692	0.37	0.95	0.95	32.09	32.09
2022	121.71	121.71	31,901	3,882,659	0.40	0.95	0.95	(27.08)	(27.08)
2021	166.90	166.90	37,228	6,213,287	0.05	0.95	0.95	26.51	26.51
2020	131.93	131.93	40,997	5,408,811	0.15	0.95	0.95	29.20	29.20
2019	102.12	102.12	45,143	4,609,796	0.36	0.95	0.95	30.21	30.21

Contrafund SC2
2023	80.17	135.38	231,992	29,082,046	0.25	0.95	1.00	31.80	31.87
2022	60.83	102.66	255,644	24,821,661	0.27	0.95	1.00	(27.22)	(27.18)
2021	83.57	140.98	273,079	36,108,012	0.03	0.95	1.00	26.25	26.31
2020	66.20	111.62	314,267	33,239,035	0.08	0.95	1.00	28.94	29.00
2019	51.34	86.52	373,853	30,500,014	0.21	0.95	1.00	29.97	30.04

Asset Mgr. Gr. IC
2023	46.60	51.79	19,567	929,067	1.65	1.25	1.40	14.76	14.93
2022	40.61	45.06	24,124	994,480	1.77	1.25	1.40	(18.03)	(17.91)
2021	49.54	54.89	25,805	1,296,755	1.41	1.25	1.40	12.38	12.55
2020	44.08	48.77	26,444	1,182,462	1.11	1.25	1.40	15.64	15.81
2019	33.12	42.11	28,839	1,112,903	1.56	1.25	1.40	21.13	21.31

Asset Mgr. Gr. SC
2023	44.03	44.03	3,252	143,189	1.77	0.95	0.95	15.12	15.12
2022	38.25	38.25	3,266	124,922	1.76	0.95	0.95	(17.73)	(17.73)
2021	46.50	46.50	3,283	152,648	1.35	0.95	0.95	12.81	12.81
2020	41.21	41.21	3,309	136,360	1.03	0.95	0.95	16.05	16.05
2019	35.52	35.52	3,646	129,475	1.50	0.95	0.95	21.50	21.50

Asset Mgr. Gr. SC2
2023	34.80	34.80	14,358	499,697	1.66	0.95	0.95	14.96	14.96
2022	30.28	30.28	16,540	500,761	1.46	0.95	0.95	(17.83)	(17.83)
2021	36.84	36.84	19,459	716,972	1.14	0.95	0.95	12.61	12.61
2020	32.72	32.72	21,696	709,832	0.86	0.95	0.95	15.84	15.84
2019	28.24	28.24	24,044	679,075	1.29	0.95	0.95	21.34	21.34

Mid Cap SC2
2023	78.38	83.68	53,817	3,920,646	0.38	0.95	1.40	13.22	13.72
2022	69.23	73.58	56,740	3,703,564	0.25	0.95	1.40	(16.14)	(15.77)
2021	82.56	87.36	65,284	5,080,880	0.37	0.95	1.40	23.57	24.13
2020	66.81	70.38	69,001	4,463,685	0.40	0.95	1.40	16.23	16.75
2019	57.48	60.28	78,476	4,365,591	0.67	0.95	1.40	21.47	22.01

FS-91

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Money Market
2023	0.97	1.01	13,195,737	13,262,336	4.78	0.95	1.40	3.44	3.91
2022	0.94	0.98	15,163,897	14,659,741	1.53	0.95	1.40	0.03	0.48
2021	0.94	0.97	12,075,577	11,632,795	0.01	0.95	1.40	(1.38)	(0.93)
2020	0.95	0.98	13,074,064	12,724,373	0.29	0.95	1.40	(1.07)	(0.63)
2019	0.96	0.99	11,274,789	11,040,862	2.01	0.95	1.40	0.60	1.05

Money Market SC2
2023	1.02	1.02	2,037,209	2,071,956	4.53	1.00	1.00	3.60	3.60
2022	0.98	0.98	2,760,941	2,710,445	1.82	1.00	1.00	0.26	0.26
2021	0.98	0.98	929,540	910,223	0.01	1.00	1.00	(0.99)	(0.99)
2020	0.99	0.99	995,842	984,814	0.19	1.00	1.00	(0.76)	(0.76)
2019	1.00	1.00	803,081	800,253	1.68	1.00	1.00	0.75	0.75

Index 500 SC2
2023	495.74	495.74	18,499	9,170,441	1.26	1.00	1.00	24.63	24.63
2022	397.75	397.75	18,695	7,436,074	1.19	1.00	1.00	(19.23)	(19.23)
2021	492.43	492.43	21,124	10,402,035	1.05	1.00	1.00	26.99	26.99
2020	387.79	387.79	20,496	7,947,904	1.58	1.00	1.00	16.77	16.77
2019	332.09	332.09	20,649	6,857,332	1.78	1.00	1.00	29.72	29.72

Strategic SC2
2023	13.01	13.01	35,719	464,801	4.36	1.00	1.00	8.10	8.10
2022	12.04	12.04	38,258	460,553	3.22	1.00	1.00	(12.40)	(12.40)
2021	13.74	13.74	42,672	586,375	2.37	1.00	1.00	2.50	2.50
2020	13.41	13.41	38,346	514,055	3.34	1.00	1.00	6.09	6.09
2019	12.64	12.64	35,087	443,349	4.05	1.00	1.00	9.56	9.56

Alger:
Balanced
2023	40.92	45.83	111,527	5,665,558	1.43	0.95	1.40	15.81	16.33
2022	35.33	39.40	125,833	5,576,542	1.10	0.95	1.40	(12.54)	(12.14)
2021	40.40	44.84	145,985	7,377,713	0.82	0.95	1.40	17.47	18.00
2020	34.39	38.00	153,902	6,610,612	1.27	0.95	1.40	8.70	9.19
2019	31.64	34.80	161,018	6,399,968	1.47	0.95	1.40	17.85	18.38

MFS:
Utilities
2023	101.31	113.57	240,258	25,117,926	3.49	0.95	1.40	(3.46)	(3.03)
2022	104.94	117.12	255,667	27,646,868	2.35	0.95	1.40	(0.64)	(0.19)
2021	105.62	117.34	280,062	30,357,470	1.74	0.95	1.40	12.51	13.02
2020	93.87	103.83	296,276	28,474,561	2.50	0.95	1.40	4.43	4.90
2019	89.89	98.98	313,720	28,824,613	3.96	0.95	1.40	23.33	23.89

FS-92

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
New Discovery
2023	60.48	67.38	100,646	6,593,591	-	0.95	1.40	12.83	13.34
2022	53.60	59.45	108,864	6,291,408	-	0.95	1.40	(30.73)	(30.42)
2021	77.38	85.45	118,064	9,816,475	-	0.95	1.40	0.39	0.84
2020	77.08	84.73	137,249	11,321,341	-	0.95	1.40	43.86	44.52
2019	53.58	58.63	167,037	9,543,670	-	0.95	1.40	39.74	40.36

Total Return
2023	38.76	44.01	114,905	5,023,530	2.01	0.95	1.40	8.92	9.40
2022	35.58	40.23	131,256	5,239,584	1.74	0.95	1.40	(10.84)	(10.43)
2021	39.91	44.92	155,008	6,907,338	1.77	0.95	1.40	12.54	13.04
2020	35.46	39.73	180,086	7,098,177	2.29	0.95	1.40	8.29	8.78
2019	32.75	36.53	189,010	6,851,729	2.31	0.95	1.40	18.72	19.25

Growth SC
2023	102.25	102.25	9,164	937,047	-	1.00	1.00	34.17	34.17
2022	76.21	76.21	8,554	651,890	-	1.00	1.00	(32.48)	(32.48)
2021	112.87	112.87	10,662	1,203,431	-	1.00	1.00	22.01	22.01
2020	92.51	92.51	10,621	982,522	-	1.00	1.00	30.23	30.23
2019	71.03	71.03	10,354	735,470	-	1.00	1.00	36.41	36.41

New Discovery SC
2023	30.14	30.14	25,192	759,178	-	1.00	1.00	13.12	13.12
2022	26.64	26.64	25,745	685,851	-	1.00	1.00	(30.69)	(30.69)
2021	38.44	38.44	29,482	1,133,158	-	1.00	1.00	0.56	0.56
2020	38.22	38.22	21,858	835,400	-	1.00	1.00	44.14	44.14
2019	26.52	26.52	29,080	771,101	-	1.00	1.00	39.87	39.87

Utilities SC
2023	43.93	43.93	69,059	3,033,696	3.37	1.00	1.00	(3.30)	(3.30)
2022	45.43	45.43	46,183	2,097,971	2.31	1.00	1.00	(0.52)	(0.52)
2021	45.66	45.66	43,357	1,979,810	1.49	1.00	1.00	12.69	12.69
2020	40.52	40.52	43,862	1,777,264	2.21	1.00	1.00	4.57	4.57
2019	38.75	38.75	42,454	1,645,000	4.08	1.00	1.00	23.56	23.56

Strategic
2023	11.63	12.19	240,133	2,898,452	3.81	0.95	1.40	6.10	6.58
2022	10.96	11.43	220,201	2,498,189	3.37	0.95	1.40	(14.90)	(14.52)
2021	12.88	13.38	271,946	3,614,952	3.17	0.95	1.40	(0.93)	(0.48)
2020	13.00	13.44	279,065	3,727,487	3.63	0.95	1.40	7.83	8.32
2019	12.06	12.41	304,489	3,757,696	3.38	0.95	1.40	10.05	10.55

FS-93

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Research
2023	20.77	21.60	1,148,626	24,785,281	1.06	0.95	1.40	11.45	11.95
2022	18.62	19.29	1,311,900	25,287,200	1.86	0.95	1.40	(18.72)	(18.35)
2021	22.91	23.63	1,394,850	32,934,556	0.81	0.95	1.40	10.01	10.52
2020	20.82	21.38	1,575,087	33,654,625	2.07	0.95	1.40	11.33	11.88
2019	18.70	19.11	1,781,630	34,028,582	1.46	0.95	1.40	26.25	26.84

Blended Core SC
2023	110.03	110.03	2,163	237,949	1.25	1.00	1.00	26.93	26.93
2022	86.68	86.68	1,241	107,601	0.64	1.00	1.00	(17.03)	(17.03)
2021	104.48	104.48	1,385	144,648	1.44	1.00	1.00	27.90	27.90
2020	81.69	81.69	466	38,082	1.36	1.00	1.00	13.92	13.92
2019	71.71	71.71	436	31,230	1.13	1.00	1.00	27.59	27.59

Corporate SC
2023	12.50	12.50	88,668	1,107,977	4.23	1.00	1.00	7.82	7.82
2022	11.59	11.59	37,997	440,387	2.70	1.00	1.00	(17.45)	(17.45)
2021	14.04	14.04	45,951	645,136	2.66	1.00	1.00	(2.63)	(2.63)
2020	14.42	14.42	49,014	706,759	3.18	1.00	1.00	9.24	9.24
2019	13.20	13.20	49,328	651,113	3.54	1.00	1.00	13.32	13.32

Government SC
2023	12.07	12.07	7,134	86,082	1.22	1.00	1.00	2.83	2.83
2022	11.73	11.73	7,638	89,625	0.41	1.00	1.00	(13.32)	(13.32)
2021	13.54	13.54	85,073	1,151,636	1.96	1.00	1.00	(3.11)	(3.11)
2020	13.97	13.97	109,197	1,525,676	2.66	1.00	1.00	5.06	5.06
2019	13.30	13.30	104,208	1,385,848	2.78	1.00	1.00	5.29	5.29

Growth Allocation SC
2023	19.93	19.93	21,917	436,812	2.22	1.00	1.00	13.89	13.89
2022	17.50	17.50	19,797	346,445	1.57	1.00	1.00	(19.31)	(19.31)
2021	21.69	21.69	45,886	995,115	1.35	1.00	1.00	14.40	14.40
2020	18.96	18.96	22,413	424,897	1.61	1.00	1.00	14.31	14.31
2019	16.58	16.58	23,353	387,293	2.03	1.00	1.00	25.41	25.41

Moderate SC
2023	19.51	19.51	44,609	870,434	2.53	1.00	1.00	11.53	11.53
2022	17.50	17.50	43,348	758,376	1.81	1.00	1.00	(17.74)	(17.74)
2021	21.27	21.27	35,550	756,072	1.77	1.00	1.00	10.15	10.15
2020	19.31	19.31	39,739	767,254	1.74	1.00	1.00	12.94	12.94
2019	17.09	17.09	79,131	1,352,708	2.26	1.00	1.00	20.69	20.69

FS-94

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Conservative SC
2023	15.01	15.01	24,545	368,498	2.66	1.00	1.00	8.94	8.94
2022	13.78	13.78	24,934	343,613	2.32	1.00	1.00	(16.37)	(16.37)
2021	16.48	16.48	18,905	311,511	1.74	1.00	1.00	5.64	5.64
2020	15.60	15.60	11,058	172,470	2.38	1.00	1.00	10.95	10.95
2019	14.06	14.06	10,931	153,679	2.37	1.00	1.00	15.32	15.32

Blended Small Cap SC
2023	23.44	23.44	12,083	283,239	0.53	1.00	1.00	17.49	17.49
2022	19.95	19.95	11,905	237,504	0.55	1.00	1.00	(19.37)	(19.37)
2021	24.74	24.74	6,620	163,801	0.63	1.00	1.00	27.89	27.89
2020	19.35	19.35	13,296	257,238	0.53	1.00	1.00	1.12	1.12
2019	19.13	19.13	16,805	321,523	0.33	1.00	1.00	25.10	25.10

Global Real Estate IC
2023	15.44	15.44	1,625	25,089	0.72	0.95	0.95	10.41	10.41
2022	13.99	13.99	3,373	47,176	1.58	0.95	0.95	(27.63)	(27.63)
2021	19.33	19.33	2,251	43,502	1.80	0.95	0.95	27.57	27.57
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

Global Real Estate SC
2023	19.05	19.05	6,778	129,102	0.66	1.00	1.00	10.10	10.10
2022	17.30	17.30	2,057	35,575	1.01	1.00	1.00	(27.86)	(27.86)
2021	23.98	23.98	1,104	26,462	0.82	1.00	1.00	28.58	28.58
2020	18.65	18.65	783	14,597	-	1.00	1.00	8.50	8.50
2019	-	-	-	-	-	-	-	-	-

Van Kampen:
Emerging Markets
2023	24.63	27.60	762,564	18,428,700	1.63	0.95	1.40	10.43	10.92
2022	22.31	24.88	853,682	18,609,479	0.44	0.95	1.40	(26.12)	(25.79)
2021	30.19	33.53	849,058	24,961,745	0.83	0.95	1.40	1.56	2.02
2020	29.73	32.87	914,939	26,380,420	1.45	0.95	1.40	12.85	13.36
2019	26.35	29.00	1,049,539	26,711,711	1.07	0.95	1.40	17.93	18.46

Intl. Magnum
2023	19.99	22.49	48,473	1,052,304	1.72	0.95	1.40	12.49	13.00
2022	17.77	19.90	59,946	1,158,230	-	0.95	1.40	(18.09)	(17.72)
2021	21.70	24.19	67,300	1,581,433	1.86	0.95	1.40	6.86	7.35
2020	20.30	22.53	80,412	1,768,149	1.44	0.95	1.40	9.37	9.87
2019	18.56	20.51	94,885	1,905,603	1.91	0.95	1.40	16.14	16.66

FS-95

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Van Kampen, continued:
U.S. Real Estate
2023	49.54	55.49	961,851	50,128,089	2.25	0.95	1.40	12.93	13.44
2022	43.87	48.91	1,027,692	47,224,743	1.21	0.95	1.40	(28.06)	(27.74)
2021	60.98	67.69	1,078,084	68,577,045	2.03	0.95	1.40	37.86	38.48
2020	44.23	48.88	1,374,851	63,161,936	2.94	0.95	1.40	(18.01)	(17.64)
2019	53.95	59.35	1,166,379	65,092,376	1.86	0.95	1.40	17.29	17.82

Global II
2023	13.17	13.17	6,569	86,499	1.58	1.00	1.00	12.82	12.82
2022	11.67	11.67	6,718	78,416	-	1.00	1.00	(17.89)	(17.89)
2021	14.21	14.21	5,540	78,749	1.81	1.00	1.00	7.15	7.15
2020	13.27	13.27	6,424	85,224	1.30	1.00	1.00	9.74	9.74
2019	12.09	12.09	7,910	95,618	1.71	1.00	1.00	16.57	16.57

Calvert:
Balanced
2023	5.10	5.67	1,068,135	5,756,685	1.58	0.95	1.40	15.20	15.72
2022	4.43	4.90	1,155,620	5,387,211	1.18	0.95	1.40	(16.58)	(16.21)
2021	5.31	5.84	1,296,308	7,241,124	1.17	0.95	1.40	13.52	14.03
2020	4.67	5.12	1,366,285	6,705,211	1.53	0.95	1.40	13.66	14.17
2019	4.11	4.49	1,419,539	6,110,659	1.57	0.95	1.40	22.68	23.23

Mid Cap
2023	79.77	88.67	21,734	1,821,648	0.19	0.95	1.40	10.11	10.59
2022	72.45	80.18	22,753	1,725,805	-	0.95	1.40	(20.59)	(20.24)
2021	91.24	100.53	23,865	2,270,714	0.19	0.95	1.40	13.43	13.94
2020	80.43	88.23	26,901	2,246,788	0.44	0.95	1.40	10.69	11.19
2019	72.67	79.35	30,613	2,300,344	0.44	0.95	1.40	29.54	30.12

Balanced F
2023	3.50	3.50	397,663	1,393,792	1.57	1.00	1.00	15.27	15.27
2022	3.04	3.04	108,178	328,948	1.24	1.00	1.00	(16.30)	(16.30)
2021	3.63	3.63	97,156	352,982	0.95	1.00	1.00	13.58	13.58
2020	3.20	3.20	144,496	462,194	1.43	1.00	1.00	13.62	13.62
2019	2.82	2.82	154,778	435,748	1.62	1.00	1.00	23.04	23.04

American Century:
Income & Growth
2023	21.09	23.55	1,621,961	38,594,497	1.54	0.95	1.40	7.15	7.63
2022	19.69	21.88	1,760,970	38,937,292	1.73	0.95	1.40	(13.94)	(13.56)
2021	22.87	25.31	2,050,005	52,432,858	1.06	0.95	1.40	21.94	22.49
2020	18.76	20.67	2,429,786	50,772,303	1.95	0.95	1.40	10.25	10.75
2019	17.01	18.66	2,743,359	51,753,850	2.07	0.95	1.40	22.23	22.78

FS-96

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Century, continued:
Mid Cap Value
2023	42.58	45.64	176,031	8,004,114	2.30	0.95	1.40	4.67	5.14
2022	33.24	43.41	186,704	8,076,237	2.23	0.95	1.40	(2.57)	(2.12)
2021	34.12	44.36	231,256	10,226,897	1.12	0.95	1.40	21.50	22.04
2020	28.08	36.35	271,724	9,845,369	1.82	0.95	1.40	(0.21)	0.25
2019	28.14	36.25	302,260	10,934,634	2.06	0.95	1.40	27.35	27.93

Inc. & Growth II
2023	16.06	16.06	92,705	1,488,854	1.29	1.00	1.00	7.16	7.16
2022	14.99	14.99	67,143	1,006,233	1.55	1.00	1.00	(13.70)	(13.70)
2021	17.36	17.36	63,740	1,106,830	0.84	1.00	1.00	22.12	22.12
2020	14.22	14.22	53,700	763,596	1.72	1.00	1.00	10.34	10.34
2019	12.89	12.89	57,075	735,534	1.83	1.00	1.00	22.52	22.52

AIM:
Intl. Growth
2023	48.50	51.73	145,819	7,535,984	0.19	0.95	1.40	16.51	17.03
2022	41.63	44.20	171,603	7,581,720	1.73	0.95	1.40	(19.44)	(19.08)
2021	51.67	54.62	177,408	9,687,766	1.25	0.95	1.40	4.42	4.89
2020	49.48	52.07	199,472	10,392,892	2.38	0.95	1.40	12.41	12.92
2019	44.02	46.11	222,832	10,285,478	1.55	0.95	1.40	26.79	27.36

Global
2023	19.41	20.72	118,339	2,454,545	1.52	0.95	1.40	7.54	8.02
2022	18.05	19.18	119,881	2,300,246	2.88	0.95	1.40	(25.98)	(25.64)
2021	24.38	25.80	114,867	2,962,546	2.77	0.95	1.40	23.97	24.53
2020	19.67	20.72	127,097	2,631,659	5.11	0.95	1.40	(13.54)	(13.15)
2019	22.75	23.85	123,310	2,940,788	4.59	0.95	1.40	21.29	21.84

Global Value
2023	27.56	30.99	97,916	2,759,131	0.56	0.95	1.40	20.04	20.58
2022	22.95	25.70	112,422	2,625,563	0.34	0.95	1.40	(22.96)	(22.61)
2021	29.79	33.21	117,888	3,559,437	0.95	0.95	1.40	14.36	14.88
2020	26.05	28.91	127,571	3,353,444	1.34	0.95	1.40	11.65	12.16
2019	23.33	25.77	145,633	3,416,459	1.38	0.95	1.40	23.46	24.02

Discovery Mid Cap
2023	94.56	96.06	23,667	2,265,748	-	0.95	1.40	11.60	12.09
2022	84.74	85.70	27,029	2,311,275	-	0.95	1.40	(31.96)	(31.63)
2021	124.53	125.35	29,852	3,735,999	-	0.95	1.40	17.49	17.97
2020	105.99	106.25	33,168	3,521,994	-	0.95	1.40	46.96	47.33
2019	-	-	-	-	-	-	-	-	-

FS-97

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Diversified
2023	38.59	38.59	13,369	515,938	1.84	1.00	1.00	7.69	7.69
2022	35.83	35.83	12,410	444,721	1.64	1.00	1.00	(2.90)	(2.90)
2021	36.90	36.90	13,102	483,515	2.21	1.00	1.00	17.42	17.42
2020	31.43	31.43	11,463	360,276	2.73	1.00	1.00	(1.13)	(1.13)
2019	31.79	31.79	12,586	400,085	2.89	1.00	1.00	23.54	23.54

Value
2023	28.44	28.44	8,077	229,711	0.44	1.00	1.00	14.15	14.15
2022	24.92	24.92	7,799	194,313	0.48	1.00	1.00	(3.83)	(3.83)
2021	25.91	25.91	7,407	191,877	0.27	1.00	1.00	26.36	26.36
2020	20.50	20.50	7,039	144,316	0.66	1.00	1.00	(0.15)	(0.15)
2019	20.53	20.53	6,699	137,539	0.41	1.00	1.00	23.47	23.47

Real Estate
2023	17.32	17.32	90,411	1,565,809	1.23	1.00	1.00	7.75	7.75
2022	16.07	16.07	33,353	536,098	3.03	1.00	1.00	(25.88)	(25.88)
2021	21.69	21.69	27,325	592,591	2.38	1.00	1.00	24.20	24.20
2020	17.46	17.46	31,060	542,356	4.63	1.00	1.00	(13.43)	(13.43)
2019	20.17	20.17	36,632	738,912	3.79	1.00	1.00	21.43	21.43

Summit:
S&P MidCap
2023	58.06	64.26	852,717	53,697,411	1.20	0.95	1.40	14.52	15.03
2022	50.70	55.87	961,350	52,600,077	0.92	0.95	1.40	(14.53)	(14.15)
2021	59.32	65.07	1,102,158	70,360,366	0.82	0.95	1.40	22.69	23.24
2020	48.35	52.80	1,328,710	69,091,949	1.23	0.95	1.40	11.75	12.25
2019	43.27	47.04	1,489,617	69,037,353	1.16	0.95	1.40	24.09	24.64

Russell Small Cap
2023	35.13	40.65	803,704	31,251,874	0.86	0.95	1.40	14.99	15.50
2022	30.55	35.19	867,560	29,232,893	0.80	0.95	1.40	(21.62)	(21.26)
2021	38.98	44.70	960,671	41,132,281	0.74	0.95	1.40	12.94	13.45
2020	34.51	39.40	1,133,223	42,847,908	1.07	0.95	1.40	17.98	18.51
2019	29.25	33.25	1,327,973	42,427,196	0.92	0.95	1.40	23.34	23.89

Nasdaq-100 Index
2023	36.67	40.73	1,152,549	47,349,649	0.32	0.95	1.40	52.18	52.95
2022	24.10	26.63	1,425,319	38,335,243	0.18	0.95	1.40	(33.61)	(33.28)
2021	36.30	39.92	1,467,385	59,093,189	0.27	0.95	1.40	25.07	25.68
2020	29.02	31.76	1,776,601	56,996,634	0.44	0.95	1.40	46.13	46.83
2019	19.86	21.63	2,378,028	52,075,469	0.51	0.95	1.40	36.79	37.47

FS-98

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
EAFE Intl.
2023	115.11	123.05	319,716	39,483,330	2.92	0.95	1.40	16.40	16.66
2022	98.89	105.47	378,904	40,114,969	3.56	0.95	1.40	(15.68)	(15.39)
2021	117.28	124.65	414,423	51,862,622	1.72	0.95	1.40	9.38	9.83
2020	107.22	113.49	472,036	53,797,148	3.33	0.95	1.40	6.27	6.75
2019	100.90	106.31	503,516	53,759,585	2.64	0.95	1.40	19.47	20.12

S&P 500
2023	325.92	348.70	406,846	139,831,054	1.33	0.95	1.40	24.18	24.74
2022	262.46	279.55	474,950	131,127,744	1.21	0.95	1.40	(19.47)	(19.11)
2021	325.92	345.59	531,165	181,538,527	1.28	0.95	1.40	26.64	27.21
2020	257.36	271.67	633,119	170,453,264	1.66	0.95	1.40	16.46	16.98
2019	220.99	232.23	728,486	167,938,678	1.76	0.95	1.40	29.33	29.91

Barclays
2023	57.75	61.39	1,099,987	67,634,635	2.71	0.95	1.40	4.04	4.48
2022	55.51	58.76	1,165,938	68,622,051	2.60	0.95	1.40	(13.73)	(13.35)
2021	64.35	67.81	1,349,109	91,639,426	2.39	0.95	1.40	(3.21)	(2.75)
2020	66.48	69.73	1,315,258	91,877,673	2.80	0.95	1.40	5.84	6.32
2019	62.81	65.58	1,443,493	94,851,133	3.13	0.95	1.40	6.93	7.39

Growth
2023	23.17	23.34	4,220,639	98,314,479	1.27	0.95	1.00	14.51	14.57
2022	20.23	20.37	5,111,361	103,943,550	0.96	0.95	1.00	(15.78)	(15.74)
2021	24.02	24.18	5,567,934	134,407,241	0.97	0.95	1.00	14.72	14.77
2020	20.94	21.07	6,137,131	129,099,982	1.64	0.95	1.00	1.14	1.19
2019	20.71	20.82	6,914,702	143,773,240	1.33	0.95	1.00	18.04	18.10

Mod. Growth
2023	21.74	22.61	2,475,918	56,355,290	1.32	0.95	1.40	12.22	12.72
2022	19.39	20.06	2,856,605	57,691,981	1.00	0.95	1.40	(15.78)	(15.41)
2021	23.02	23.71	3,156,209	75,361,235	0.98	0.95	1.40	12.09	12.57
2020	20.54	21.06	3,449,586	73,170,124	1.60	0.95	1.40	2.30	2.77
2019	20.08	20.49	3,658,866	75,547,277	1.43	0.95	1.40	16.97	17.45

Moderate
2023	20.63	21.55	2,955,984	63,537,643	1.41	0.95	1.40	10.38	10.87
2022	18.76	19.43	3,413,348	66,170,021	1.06	0.95	1.40	(15.36)	(14.98)
2021	22.16	22.86	3,961,547	90,335,347	1.04	0.95	1.40	8.54	9.03
2020	20.42	20.97	4,301,353	89,969,881	1.68	0.95	1.40	3.89	4.37
2019	19.66	20.09	4,511,397	90,423,044	1.55	0.95	1.40	15.39	15.91

FS-99

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Third Avenue:
Value
2023	48.89	54.10	147,812	7,894,459	2.36	0.95	1.40	19.14	19.68
2022	41.03	45.21	174,929	7,809,629	1.45	0.95	1.40	14.50	15.02
2021	35.84	39.31	198,302	7,709,572	0.67	0.95	1.40	20.38	20.92
2020	29.77	32.51	234,651	7,563,121	2.67	0.95	1.40	(3.75)	(3.32)
2019	30.93	33.62	269,554	8,983,240	0.27	0.95	1.40	10.90	11.40

Dreyfus:
MidCap
2023	52.73	57.98	53,401	2,632,889	0.55	0.95	1.40	16.36	16.88
2022	45.32	49.61	58,611	2,492,121	0.45	0.95	1.40	(15.47)	(15.09)
2021	53.61	58.43	64,905	3,253,838	0.45	0.95	1.40	23.82	24.38
2020	43.30	46.97	77,957	3,158,125	0.54	0.95	1.40	6.35	6.83
2019	40.71	43.97	88,468	3,350,989	0.41	0.95	1.40	18.19	18.73

Small Cap
2023	32.58	32.58	27,812	906,078	1.05	1.00	1.00	14.24	14.24
2022	28.52	28.52	27,612	787,409	0.95	1.00	1.00	(17.48)	(17.48)
2021	34.56	34.56	31,636	1,093,205	0.67	1.00	1.00	24.89	24.89
2020	27.67	27.67	35,032	969,259	1.06	1.00	1.00	9.54	9.54
2019	25.26	25.26	35,637	900,180	0.88	1.00	1.00	21.00	21.00

Scudder:
Small Mid Value
2023	25.14	26.96	65,500	1,754,164	1.15	0.95	1.40	13.36	13.87
2022	22.18	23.68	69,804	1,644,939	0.85	0.95	1.40	(16.97)	(16.60)
2021	26.71	28.39	79,770	2,253,189	1.29	0.95	1.40	28.69	29.27
2020	20.75	21.96	93,205	2,035,507	1.43	0.95	1.40	(2.18)	(1.74)
2019	21.22	22.35	103,124	2,293,928	0.74	0.95	1.40	19.83	20.37

Thematic
2023	14.73	15.80	19,272	301,612	0.88	0.95	1.40	14.44	14.95
2022	12.87	13.75	30,414	416,431	1.08	0.95	1.40	(29.50)	(29.19)
2021	18.71	19.41	33,928	656,729	0.34	0.95	1.40	6.61	7.09
2020	17.55	18.13	36,011	651,564	1.45	0.95	1.40	20.99	21.53
2019	14.15	14.91	44,399	662,550	1.29	0.95	1.40	29.39	29.99

Alternative
2023	15.63	15.63	2,031	31,734	6.36	1.00	1.00	4.62	4.62
2022	14.94	14.94	2,910	43,469	7.12	1.00	1.00	(8.65)	(8.65)
2021	16.35	16.35	2,914	47,644	1.71	1.00	1.00	11.23	11.23
2020	14.70	14.70	3,141	46,176	2.38	1.00	1.00	4.27	4.27
2019	14.10	14.10	3,274	46,159	3.43	1.00	1.00	13.21	13.21

FS-100

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Neuberger Berman:
Regency
2023	35.17	37.64	22,411	834,169	1.00	0.95	1.40	9.47	9.96
2022	32.13	34.23	24,869	843,065	0.59	0.95	1.40	(11.00)	(10.60)
2021	36.10	38.29	28,922	1,091,922	0.56	0.95	1.40	30.96	31.55
2020	27.57	29.11	30,898	891,193	1.18	0.95	1.40	(3.97)	(3.54)
2019	27.95	30.18	34,813	1,044,945	0.65	0.95	1.40	15.14	15.64

Intrinsic
2023	28.00	28.00	7,073	198,032	0.47	1.00	1.00	9.59	9.59
2022	25.55	25.55	6,525	166,693	0.16	1.00	1.00	(10.84)	(10.84)
2021	28.66	28.66	9,385	268,932	0.20	1.00	1.00	31.20	31.20
2020	21.84	21.84	10,950	239,160	0.63	1.00	1.00	(3.80)	(3.80)
2019	22.70	22.70	12,177	276,464	0.22	1.00	1.00	15.28	15.28

Growth
2023	41.89	41.89	11,326	474,476	-	1.00	1.00	16.80	16.80
2022	35.87	35.87	13,523	485,054	-	1.00	1.00	(29.53)	(29.53)
2021	50.90	50.90	13,353	679,664	-	1.00	1.00	11.61	11.61
2020	45.61	45.61	16,916	771,509	-	1.00	1.00	38.32	38.32
2019	32.97	32.97	17,299	570,387	-	1.00	1.00	31.17	31.17

T. Rowe:
Blue Chip
2023	46.50	49.87	935,708	47,021,228	-	0.95	1.40	46.89	47.56
2022	31.65	33.79	1,184,404	40,296,829	-	0.95	1.40	(39.51)	(39.24)
2021	52.33	55.62	1,115,047	62,539,380	-	0.95	1.40	15.71	16.22
2020	45.23	47.86	1,285,413	62,030,811	-	0.95	1.40	32.05	32.65
2019	34.25	36.08	1,613,185	58,648,453	-	0.95	1.40	27.78	28.36

Pimco:
Total Return
2023	13.37	14.28	556,819	7,957,836	3.57	0.95	1.40	4.47	4.94
2022	12.80	13.61	563,941	7,676,304	2.59	0.95	1.40	(15.49)	(15.11)
2021	15.14	16.04	675,983	10,840,068	1.83	0.95	1.40	(2.63)	(2.19)
2020	15.55	16.39	669,168	10,974,756	2.14	0.95	1.40	7.13	7.62
2019	14.52	15.23	749,863	11,436,444	3.02	0.95	1.40	6.85	7.33

Low Duration
2023	10.11	10.58	556,444	5,873,063	3.59	0.95	1.40	3.52	4.00
2022	9.77	10.17	642,112	6,517,913	1.62	0.95	1.40	(7.05)	(6.64)
2021	10.53	10.89	805,350	8,759,337	0.52	0.95	1.40	(2.30)	(1.85)
2020	10.78	11.10	799,381	8,862,090	1.20	0.95	1.40	1.55	2.01
2019	10.61	10.88	815,501	8,864,385	2.77	0.95	1.40	2.58	3.04

FS-101

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco, continued:
Short Term
2023	11.12	11.12	114,657	1,275,050	4.36	1.00	1.00	4.75	4.75
2022	10.62	10.62	143,712	1,525,648	1.78	1.00	1.00	(1.24)	(1.24)
2021	10.75	10.75	52,776	567,316	0.93	1.00	1.00	(1.14)	(1.14)
2020	10.87	10.87	46,363	504,141	1.12	1.00	1.00	1.12	1.12
2019	10.75	10.75	13,350	143,563	2.37	1.00	1.00	1.68	1.68

Emerging
2023	14.17	14.17	6,436	91,176	5.60	1.00	1.00	9.90	9.90
2022	12.89	12.89	7,586	97,790	4.70	1.00	1.00	(16.64)	(16.64)
2021	15.46	15.46	8,929	138,074	4.38	1.00	1.00	(3.62)	(3.62)
2020	16.04	16.04	5,097	81,774	4.50	1.00	1.00	5.53	5.53
2019	15.20	15.20	5,426	82,486	4.32	1.00	1.00	13.52	13.52

Low Duration Adv.
2023	10.17	10.17	13,636	138,664	3.51	1.00	1.00	3.83	3.83
2022	9.79	9.79	11,220	109,887	1.12	1.00	1.00	(6.77)	(6.77)
2021	10.51	10.51	49,236	517,253	0.42	1.00	1.00	(2.01)	(2.01)
2020	10.72	10.72	52,069	558,208	1.11	1.00	1.00	1.86	1.86
2019	10.52	10.52	33,336	350,857	2.66	1.00	1.00	2.89	2.89

Real Return
2023	13.09	13.68	302,156	4,118,249	2.92	0.95	1.40	2.14	2.59
2022	12.82	13.33	205,217	2,727,575	7.08	0.95	1.40	(13.21)	(12.82)
2021	14.77	15.30	226,774	3,460,948	5.09	0.95	1.40	4.02	4.49
2020	14.20	14.64	116,938	1,704,734	1.33	0.95	1.40	10.03	10.54
2019	12.90	13.24	76,925	1,016,872	1.68	0.95	1.40	6.81	7.31

Commodity
2023	9.75	9.75	9,232	90,014	18.52	1.00	1.00	(8.84)	(8.84)
2022	10.70	10.70	14,093	150,742	20.03	1.00	1.00	7.59	7.59
2021	9.94	9.94	15,367	152,779	4.02	1.00	1.00	31.79	31.79
2020	7.54	7.54	11,872	89,557	6.13	1.00	1.00	0.22	0.22
2019	7.53	7.53	10,569	79,551	4.28	1.00	1.00	10.25	10.25

Ibbotson:
Balanced
2023	16.92	17.03	33,157	588,068	2.01	0.95	1.40	11.26	11.76
2022	15.14	15.31	34,005	543,209	1.64	0.95	1.40	(14.09)	(13.70)
2021	17.54	17.82	37,681	697,766	1.28	0.95	1.40	9.25	9.74
2020	15.99	16.31	41,420	698,505	1.85	0.95	1.40	7.60	8.09
2019	14.79	15.16	65,579	1,027,190	1.81	0.95	1.40	14.65	15.16

FS-102

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ibbotson, continued:
Growth
2023	18.73	19.85	31,070	610,487	1.97	0.95	1.40	13.67	14.18
2022	16.48	17.38	28,987	501,087	1.58	0.95	1.40	(14.46)	(14.07)
2021	19.26	20.23	29,774	599,064	1.24	0.95	1.40	13.32	13.80
2020	17.00	17.77	29,443	523,155	1.92	0.95	1.40	8.49	8.97
2019	12.93	14.40	39,226	635,628	1.67	0.95	1.40	18.11	18.63

Income
2023	15.12	15.87	11,974	189,954	1.52	0.95	1.40	9.55	9.59
2022	13.80	14.48	21,476	310,480	1.71	0.95	1.40	(13.40)	(13.36)
2021	15.93	16.72	24,339	405,639	1.40	0.95	1.40	4.99	5.46
2020	15.17	15.85	27,327	430,685	1.59	0.95	1.40	7.13	7.40
2019	14.16	14.76	39,183	577,373	1.57	0.95	1.40	11.34	11.84

Franklin Templeton:
Global Bond
2023	15.21	15.88	1,754,276	27,779,580	-	0.95	1.40	1.46	1.92
2022	14.99	15.58	1,822,846	28,350,019	-	0.95	1.40	(6.27)	(5.85)
2021	15.99	16.55	2,170,079	35,830,227	-	0.95	1.40	(6.33)	(5.89)
2020	17.07	17.58	2,021,162	35,467,501	8.06	0.95	1.40	(6.60)	(6.18)
2019	18.28	18.74	2,024,219	37,852,702	7.08	0.95	1.40	0.61	1.05

Income
2023	20.49	20.56	122,616	2,687,843	5.04	0.95	1.40	7.12	7.60
2022	19.05	19.20	84,544	1,717,941	4.71	0.95	1.40	(6.78)	(6.36)
2021	20.34	20.59	72,742	1,585,264	4.60	0.95	1.40	15.14	15.66
2020	17.59	17.89	70,018	1,320,536	6.09	0.95	1.40	(0.71)	(0.26)
2019	17.63	18.01	76,002	1,435,487	4.99	0.95	1.40	14.45	14.95

Global Discovery
2023	31.40	31.40	3,566	111,973	2.58	1.00	1.00	19.12	19.12
2022	26.36	26.36	3,058	80,597	1.36	1.00	1.00	(5.69)	(5.69)
2021	27.95	27.95	2,839	79,338	2.82	1.00	1.00	17.95	17.95
2020	23.70	23.70	2,294	54,350	2.40	1.00	1.00	(5.41)	(5.41)
2019	25.05	25.05	1,129	28,276	1.79	1.00	1.00	23.13	23.13

Small Cap
2023	34.64	34.64	11,230	388,974	0.54	1.00	1.00	11.63	11.63
2022	31.03	31.03	12,473	387,017	1.01	1.00	1.00	(10.96)	(10.96)
2021	34.85	34.85	15,563	542,299	1.27	1.00	1.00	24.12	24.12
2020	28.07	28.07	15,492	434,936	1.32	1.00	1.00	4.14	4.14
2019	26.96	26.96	14,161	381,754	1.06	1.00	1.00	25.09	25.09

FS-103

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Franklin Templeton, continued:
Foreign
2023	16.67	16.67	45,282	754,908	3.18	1.00	1.00	19.56	19.56
2022	13.94	13.94	9,259	129,104	3.23	1.00	1.00	(8.52)	(8.52)
2021	15.24	15.24	17,035	259,650	1.83	1.00	1.00	3.13	3.13
2020	14.78	14.78	16,655	246,173	3.29	1.00	1.00	(2.14)	(2.14)
2019	15.10	15.10	9,382	141,702	1.70	1.00	1.00	11.41	11.41

AllianceBernstein:
Growth and Income
2023	59.01	59.01	5,847	345,004	1.25	1.00	1.00	10.62	10.62
2022	53.35	53.35	5,418	289,041	1.15	1.00	1.00	(5.37)	(5.37)
2021	56.37	56.37	5,113	288,251	0.66	1.00	1.00	26.57	26.57
2020	44.54	44.54	5,994	266,955	1.39	1.00	1.00	1.45	1.45
2019	43.90	43.90	5,883	258,270	1.06	1.00	1.00	22.38	22.38

American Funds:
Managed
2023	15.58	16.89	1,662,841	26,463,621	1.79	0.95	1.00	9.14	9.20
2022	14.27	15.48	2,144,627	31,334,701	2.18	0.95	1.00	(14.82)	(14.78)
2021	16.75	18.17	2,292,660	39,207,866	1.35	0.95	1.00	11.39	11.44
2020	15.03	16.31	2,113,782	32,372,475	1.41	0.95	1.00	4.83	4.88
2019	14.33	15.56	1,626,922	23,694,565	2.23	0.95	1.00	7.56	16.81

Blue Chip
2023	26.55	26.55	101,197	2,686,593	1.86	1.00	1.00	16.13	16.13
2022	22.86	22.86	109,614	2,505,930	1.69	1.00	1.00	(9.36)	(9.36)
2021	25.22	25.22	147,210	3,712,922	1.51	1.00	1.00	26.51	26.51
2020	19.94	19.94	161,465	3,219,029	1.71	1.00	1.00	7.60	7.60
2019	18.53	18.53	185,553	3,437,909	2.08	1.00	1.00	20.17	20.17

Global
2023	55.20	55.20	23,283	1,285,292	0.91	1.00	1.00	21.39	21.39
2022	45.47	45.47	23,842	1,084,216	0.66	1.00	1.00	(25.48)	(25.48)
2021	61.03	61.03	23,846	1,455,288	0.35	1.00	1.00	15.27	15.27
2020	52.95	52.95	19,249	1,019,121	0.37	1.00	1.00	29.17	29.17
2019	40.99	40.99	18,072	740,779	1.20	1.00	1.00	33.93	33.93

Growth
2023	206.28	206.28	18,263	3,767,319	0.37	1.00	1.00	37.11	37.11
2022	150.45	150.45	16,354	2,460,476	0.32	1.00	1.00	(30.63)	(30.63)
2021	216.88	216.88	16,796	3,642,720	0.23	1.00	1.00	20.78	20.78
2020	179.57	179.57	15,002	2,693,952	0.31	1.00	1.00	50.57	50.57
2019	119.26	119.26	15,458	1,843,547	0.76	1.00	1.00	29.48	29.48

FS-104

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Funds, continued:
International
2023	25.05	25.05	22,553	564,941	1.25	1.00	1.00	14.70	14.70
2022	21.84	21.84	25,831	564,143	1.75	1.00	1.00	(21.57)	(21.57)
2021	27.85	27.85	26,816	746,745	2.39	1.00	1.00	(2.47)	(2.47)
2020	28.55	28.55	27,052	772,405	0.66	1.00	1.00	12.84	12.84
2019	25.30	25.30	29,733	752,357	1.52	1.00	1.00	21.66	21.66

New World
2023	28.67	30.64	24,087	722,029	1.63	0.95	1.00	14.85	14.90
2022	24.95	26.68	19,594	517,424	1.29	0.95	1.00	(22.87)	(22.83)
2021	32.34	34.59	21,364	724,340	0.88	0.95	1.00	3.88	3.93
2020	31.11	33.29	16,867	558,295	0.07	0.95	1.00	21.96	22.35
2019	27.21	27.21	14,665	399,055	0.98	1.00	1.00	27.86	27.86

Growth-Income
2023	104.43	104.43	19,857	2,073,703	1.42	1.00	1.00	24.89	24.89
2022	83.62	83.62	16,845	1,408,572	1.21	1.00	1.00	(17.32)	(17.32)
2021	101.14	101.14	19,221	1,943,928	1.22	1.00	1.00	22.86	22.86
2020	82.31	82.31	17,012	1,400,312	1.29	1.00	1.00	12.42	12.42
2019	73.22	73.22	24,933	1,825,684	1.73	1.00	1.00	24.89	24.89

Asset
2023	35.59	35.59	94,753	3,372,464	2.20	1.00	1.00	13.14	13.14
2022	31.46	31.46	99,965	3,144,788	1.96	1.00	1.00	(14.26)	(14.26)
2021	36.69	36.69	91,201	3,346,346	1.56	1.00	1.00	13.96	13.96
2020	32.20	32.20	88,621	2,853,386	1.62	1.00	1.00	11.34	11.34
2019	28.92	28.92	96,166	2,780,969	2.01	1.00	1.00	20.03	20.03

Columbia:
Strategic
2023	5.40	5.40	40,162	216,673	3.81	1.00	1.00	8.12	8.12
2022	4.99	4.99	34,012	169,710	2.69	1.00	1.00	(12.39)	(12.39)
2021	5.70	5.70	37,364	212,811	5.15	1.00	1.00	0.62	0.62
2020	5.66	5.66	55,869	316,252	3.30	1.00	1.00	5.56	5.56
2019	5.36	5.36	54,529	292,401	3.76	1.00	1.00	9.12	9.12

Emerging
2023	17.82	17.82	6,484	115,540	-	1.00	1.00	8.11	8.11
2022	16.48	16.48	6,347	104,618	-	1.00	1.00	(33.74)	(33.74)
2021	24.87	24.87	6,948	172,836	0.92	1.00	1.00	(8.39)	(8.39)
2020	27.15	27.15	10,329	280,459	0.37	1.00	1.00	31.84	31.84
2019	20.59	20.59	11,111	228,828	0.14	1.00	1.00	29.97	29.97

FS-105

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Columbia, continued:
International
2023	18.21	18.21	12,732	231,844	1.67	1.00	1.00	14.18	14.18
2022	15.95	15.95	12,715	202,774	0.24	1.00	1.00	(15.75)	(15.75)
2021	18.93	18.93	3,164	59,881	1.09	1.00	1.00	8.65	8.65
2020	17.42	17.42	3,147	54,823	1.36	1.00	1.00	7.74	7.74
2019	16.17	16.17	2,476	40,037	1.81	1.00	1.00	23.91	23.91

Smaller-Cap
2023	30.84	30.84	8,448	260,560	-	1.00	1.00	11.73	11.73
2022	27.60	27.60	7,711	212,848	-	1.00	1.00	(15.77)	(15.77)
2021	32.77	32.77	8,074	264,605	-	1.00	1.00	29.32	29.32
2020	25.34	25.34	6,751	171,079	-	1.00	1.00	7.84	7.84
2019	23.50	23.50	5,229	122,888	-	1.00	1.00	16.28	16.28

Mid Cap
2023	32.99	32.99	25,639	845,694	-	1.00	1.00	8.96	8.96
2022	30.27	30.27	22,165	670,989	-	1.00	1.00	(10.56)	(10.56)
2021	33.85	33.85	19,209	650,167	-	1.00	1.00	30.67	30.67
2020	25.90	25.90	20,918	541,828	-	1.00	1.00	6.19	6.19
2019	24.39	24.39	18,618	454,181	-	1.00	1.00	29.95	29.95

High Yield
2023	8.73	8.73	41,609	363,322	5.44	1.00	1.00	10.76	10.76
2022	7.88	7.88	41,186	324,688	4.87	1.00	1.00	(11.66)	(11.66)
2021	8.92	8.92	40,147	358,282	4.99	1.00	1.00	3.75	3.75
2020	8.60	8.60	41,345	355,643	5.62	1.00	1.00	5.25	5.25
2019	8.17	8.17	38,651	315,888	5.54	1.00	1.00	15.37	15.37

Large Core
2023	80.03	80.03	9,928	794,548	-	1.00	1.00	22.85	22.85
2022	65.15	65.15	9,884	643,882	-	1.00	1.00	(19.74)	(19.74)
2021	81.17	81.17	11,599	941,464	-	1.00	1.00	31.12	31.12
2020	61.91	61.91	10,575	654,670	-	1.00	1.00	12.70	12.70
2019	54.93	54.93	10,788	592,641	-	1.00	1.00	23.23	23.23

Ivy:
Strategy
2023	12.44	12.44	558	6,939	2.18	1.00	1.00	12.81	12.81
2022	11.03	11.03	558	6,152	1.59	1.00	1.00	(15.58)	(15.58)
2021	13.06	13.06	558	7,288	1.63	1.00	1.00	9.35	9.35
2020	11.95	11.95	558	6,665	2.11	1.00	1.00	12.74	12.74
2019	10.60	10.60	558	5,911	2.19	1.00	1.00	20.57	20.57

FS-106

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy, continued:
Balanced
2023	8.92	11.41	173,193	2,271,906	0.75	0.95	1.40	14.43	14.94
2022	7.76	9.97	123,535	1,347,803	1.12	0.95	1.40	(17.22)	(16.88)
2021	12.04	12.34	127,205	1,672,184	0.97	0.95	1.40	14.36	14.87
2020	10.53	10.75	114,585	1,316,651	1.36	0.95	1.40	12.53	13.03
2019	9.36	9.51	112,232	1,153,295	1.79	0.95	1.40	20.40	20.94

Energy
2023	5.24	5.24	91,623	479,835	3.61	1.00	1.00	2.99	2.99
2022	5.09	5.09	83,856	426,425	4.20	1.00	1.00	48.98	48.98
2021	3.41	3.41	55,996	191,129	1.20	1.00	1.00	40.59	40.59
2020	2.43	2.43	90,183	218,951	2.21	1.00	1.00	(37.46)	(37.46)
2019	3.88	3.88	50,709	196,867	-	1.00	1.00	2.45	2.45

Small Cap Value
2023	30.05	30.05	11,663	350,512	0.20	1.00	1.00	14.52	14.52
2022	26.24	26.24	12,020	315,430	-	1.00	1.00	(15.65)	(15.65)
2021	31.11	31.11	12,861	400,122	-	1.00	1.00	19.58	19.58
2020	26.02	26.02	15,917	414,116	-	1.00	1.00	5.96	5.96
2019	24.55	24.55	17,046	418,551	-	1.00	1.00	23.09	23.09

Science
2023	59.56	59.56	31,131	1,854,140	-	1.00	1.00	37.69	37.69
2022	43.26	43.26	30,138	1,303,660	-	1.00	1.00	(32.52)	(32.52)
2021	64.10	64.10	29,169	1,869,720	-	1.00	1.00	14.02	14.02
2020	56.22	56.22	31,676	1,780,690	-	1.00	1.00	34.02	34.02
2019	41.95	41.95	34,243	1,436,389	-	1.00	1.00	48.00	48.00

Mid Cap Growth
2023	23.19	23.19	30,901	716,691	-	1.00	1.00	18.43	18.43
2022	19.58	19.58	29,561	578,913	-	1.00	1.00	(31.48)	(31.48)
2021	28.58	28.58	28,243	807,206	-	1.00	1.00	15.20	15.20
2020	24.81	24.81	32,360	802,851	-	1.00	1.00	47.52	47.52
2019	16.82	16.82	38,924	654,615	-	1.00	1.00	36.57	36.57

International
2023	21.13	21.13	8,122	171,587	1.54	1.00	1.00	14.48	14.48
2022	18.45	18.45	8,130	150,038	2.32	1.00	1.00	(15.15)	(15.15)
2021	21.75	21.75	8,057	175,232	1.04	1.00	1.00	13.04	13.04
2020	19.24	19.24	7,641	147,008	2.28	1.00	1.00	6.12	6.12
2019	18.13	18.13	8,423	152,719	1.57	1.00	1.00	17.52	17.52

FS-107

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy, continued:
Global
2023	16.06	16.06	6,349	101,981	0.07	1.00	1.00	18.80	18.80
2022	13.52	13.52	5,297	71,615	0.77	1.00	1.00	(18.38)	(18.38)
2021	16.57	16.57	4,961	82,188	0.06	1.00	1.00	16.69	16.69
2020	14.20	14.20	5,049	71,669	0.42	1.00	1.00	19.38	19.38
2019	11.89	11.89	4,547	54,076	0.67	1.00	1.00	24.68	24.68

High Income
2023	4.67	4.67	41,165	192,398	6.38	1.00	1.00	10.65	10.65
2022	4.22	4.22	46,292	195,545	7.61	1.00	1.00	(11.85)	(11.85)
2021	4.79	4.79	63,027	302,016	5.79	1.00	1.00	5.01	5.01
2020	4.56	4.56	73,469	335,260	7.25	1.00	1.00	4.97	4.97
2019	4.35	4.35	77,491	336,860	6.07	1.00	1.00	10.09	10.09

Janus:
Flexible
2023	13.18	13.18	23,206	305,758	3.60	1.00	1.00	4.25	4.25
2022	12.64	12.64	26,541	335,433	2.01	1.00	1.00	(14.75)	(14.75)
2021	14.83	14.83	40,412	599,138	2.23	1.00	1.00	(2.09)	(2.09)
2020	15.14	15.14	55,778	844,634	2.73	1.00	1.00	9.15	9.15
2019	13.87	13.87	36,414	505,164	2.93	1.00	1.00	8.19	8.19

Putnam:
Health
2023	35.49	35.49	7,212	255,972	0.31	1.00	1.00	8.05	8.05
2022	32.85	32.85	9,187	301,752	0.37	1.00	1.00	(5.62)	(5.62)
2021	34.80	34.80	6,317	219,834	1.07	1.00	1.00	18.22	18.22
2020	29.44	29.44	5,832	171,680	0.48	1.00	1.00	15.12	15.12
2019	25.57	25.57	5,398	138,051	-	1.00	1.00	29.00	29.00

Asset
2023	26.84	26.84	9,984	267,977	1.50	1.00	1.00	16.32	16.32
2022	23.07	23.07	10,247	236,441	1.43	1.00	1.00	(16.86)	(16.86)
2021	27.75	27.75	6,264	173,842	0.66	1.00	1.00	12.82	12.82
2020	24.60	24.60	5,724	140,808	1.75	1.00	1.00	11.19	11.19
2019	22.12	22.12	6,758	149,524	1.34	1.00	1.00	15.97	15.97

FS-108

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
VanEck:
Gold
2023	9.85	9.85	23,867	235,103	-	1.00	1.00	9.32	9.32
2022	9.01	9.01	21,117	190,284	-	1.00	1.00	(14.22)	(14.22)
2021	10.50	10.50	47,461	498,542	12.30	1.00	1.00	(14.86)	(14.86)
2020	12.34	12.34	81,741	1,008,514	2.85	1.00	1.00	37.25	37.25
2019	8.99	8.99	40,954	368,155	-	1.00	1.00	37.37	37.37

Hard Assets
2023	24.86	24.86	8,972	223,066	2.66	1.00	1.00	(4.79)	(4.79)
2022	26.11	26.11	9,013	235,345	1.55	1.00	1.00	7.05	7.05
2021	24.39	24.39	13,135	320,397	0.30	1.00	1.00	17.50	17.50
2020	20.76	20.76	11,263	233,812	0.69	1.00	1.00	17.65	17.65
2019	17.65	17.65	6,243	110,172	-	1.00	1.00	10.44	10.44

FS-109

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2023	2022
Fidelity:
Equity-Income IC
Units issued	28,167	33,525
Units redeemed	(41,609)	(47,877)
Net increase(decrease)	(13,442)	(14,352)

Equity-Income SC
Units issued	7,773	3,859
Units redeemed	(9,288)	(5,700)
Net increase(decrease)	(1,515)	(1,841)

Equity-Income SC2
Units issued	107,597	135,216
Units redeemed	(119,413)	(148,789)
Net increase(decrease)	(11,816)	(13,573)

Growth IC
Units issued	8,203	8,562
Units redeemed	(17,276)	(16,302)
Net increase(decrease)	(9,073)	(7,740)

Growth SC
Units issued	1,491	2,265
Units redeemed	(2,227)	(3,791)
Net increase(decrease)	(736)	(1,526)

Growth SC2
Units issued	28,480	31,658
Units redeemed	(31,229)	(34,047)
Net increase(decrease)	(2,749)	(2,389)

High Income IC
Units issued	130,508	159,150
Units redeemed	(137,897)	(175,411)
Net increase(decrease)	(7,389)	(16,261)

High Income SC
Units issued	30,452	36,616
Units redeemed	(32,991)	(43,285)
Net increase(decrease)	(2,539)	(6,669)

FS-110

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Fidelity, continued:
High Income SC2
Units issued	7,991,514	8,852,172
Units redeemed	(8,278,972)	(9,268,968)
Net increase(decrease)	(287,458)	(416,796)

Overseas IC
Units issued	28,329	35,474
Units redeemed	(34,540)	(43,622)
Net increase(decrease)	(6,211)	(8,148)

Overseas SC
Units issued	2,069	2,450
Units redeemed	(3,433)	(2,871)
Net increase(decrease)	(1,364)	(421)

Overseas SC2
Units issued	168,895	227,623
Units redeemed	(199,056)	(223,196)
Net increase(decrease)	(30,161)	4,427

Asset Mgr. IC
Units issued	7,289	7,857
Units redeemed	(19,764)	(20,175)
Net increase(decrease)	(12,475)	(12,318)

Asset Mgr. SC
Units issued	3,047	3,854
Units redeemed	(3,917)	(7,615)
Net increase(decrease)	(870)	(3,761)

Asset Mgr. SC2
Units issued	9,076	10,606
Units redeemed	(14,107)	(17,991)
Net increase(decrease)	(5,031)	(7,385)

Inv. Bond IC
Units issued	179,319	212,754
Units redeemed	(196,777)	(249,750)
Net increase(decrease)	(17,458)	(36,996)

FS-111

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Fidelity, continued:
Inv. Bond SC2
Units issued	10,096,538	10,990,591
Units redeemed	(10,238,608)	(11,437,620)
Net increase(decrease)	(142,070)	(447,029)

Contrafund IC
Units issued	23,453	27,076
Units redeemed	(37,861)	(38,420)
Net increase(decrease)	(14,408)	(11,344)

Contrafund SC
Units issued	4,143	4,177
Units redeemed	(7,855)	(9,504)
Net increase(decrease)	(3,712)	(5,327)

Contrafund SC2
Units issued	124,129	143,080
Units redeemed	(147,781)	(160,515)
Net increase(decrease)	(23,652)	(17,435)

Asset Mgr. Gr. IC
Units issued	5,717	5,630
Units redeemed	(10,274)	(7,311)
Net increase(decrease)	(4,557)	(1,681)

Asset Mgr. Gr. SC
Units issued	735	722
Units redeemed	(749)	(739)
Net increase(decrease)	(14)	(17)

Asset Mgr. Gr. SC2
Units issued	651	1,987
Units redeemed	(2,833)	(4,906)
Net increase(decrease)	(2,182)	(2,919)

Mid Cap SC2
Units issued	33,832	40,134
Units redeemed	(36,755)	(48,678)
Net increase(decrease)	(2,923)	(8,544)

FS-112

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Fidelity, continued:
Money Market
Units issued	15,561,380	22,252,772
Units redeemed	(17,529,540)	(19,164,452)
Net increase(decrease)	(1,968,160)	3,088,320

Money Market SC2
Units issued	554,178	4,722,768
Units redeemed	(1,277,910)	(2,891,367)
Net increase(decrease)	(723,732)	1,831,401

Index 500 SC2
Units issued	3,737	3,739
Units redeemed	(3,933)	(6,168)
Net increase(decrease)	(196)	(2,429)

Strategic SC2
Units issued	5,103	10,730
Units redeemed	(7,642)	(15,144)
Net increase(decrease)	(2,539)	(4,414)

Alger:
Balanced
Units issued	64,137	73,790
Units redeemed	(78,443)	(93,942)
Net increase(decrease)	(14,306)	(20,152)

MFS:
Utilities
Units issued	106,044	127,908
Units redeemed	(121,453)	(152,303)
Net increase(decrease)	(15,409)	(24,395)

New Discovery
Units issued	61,621	68,685
Units redeemed	(69,839)	(77,885)
Net increase(decrease)	(8,218)	(9,200)

Total Return
Units issued	52,841	91,073
Units redeemed	(69,192)	(114,825)
Net increase(decrease)	(16,351)	(23,752)

FS-113

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
MFS, continued:
Growth SC
Units issued	2,861	2,022
Units redeemed	(2,251)	(4,130)
Net increase(decrease)	610	(2,108)

New Discovery SC
Units issued	3,203	4,147
Units redeemed	(3,756)	(7,884)
Net increase(decrease)	(553)	(3,737)

Utilities SC
Units issued	42,833	25,603
Units redeemed	(19,957)	(22,777)
Net increase(decrease)	22,876	2,826

Strategic
Units issued	282,116	246,611
Units redeemed	(262,184)	(298,356)
Net increase(decrease)	19,932	(51,745)

Research
Units issued	4,370,879	5,090,440
Units redeemed	(4,534,153)	(5,173,390)
Net increase(decrease)	(163,274)	(82,950)

Blended Core SC
Units issued	1,362	1,225
Units redeemed	(440)	(1,369)
Net increase(decrease)	922	(144)

Corporate SC
Units issued	58,663	17,986
Units redeemed	(7,992)	(25,940)
Net increase(decrease)	50,671	(7,954)

Government SC
Units issued	296	192
Units redeemed	(800)	(77,627)
Net increase(decrease)	(504)	(77,435)

FS-114

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
MFS, continued:
Growth Allocation SC
Units issued	3,543	1,076
Units redeemed	(1,423)	(27,165)
Net increase(decrease)	2,120	(26,089)

Moderate SC
Units issued	3,096	16,324
Units redeemed	(1,835)	(8,526)
Net increase(decrease)	1,261	7,798

Conservative SC
Units issued	726	11,148
Units redeemed	(1,115)	(5,119)
Net increase(decrease)	(389)	6,029

Blended Small Cap SC
Units issued	5,621	12,288
Units redeemed	(5,443)	(7,003)
Net increase(decrease)	178	5,285

Global Real Estate IC
Units issued	4	8,815
Units redeemed	(1,752)	(7,693)
Net increase(decrease)	(1,748)	1,122

Global Real Estate SC
Units issued	5,093	1,417
Units redeemed	(372)	(464)
Net increase(decrease)	4,721	953

Van Kampen:
Emerging Markets
Units issued	2,678,190	2,921,777
Units redeemed	(2,769,308)	(2,917,153)
Net increase(decrease)	(91,118)	4,624

Intl. Magnum
Units issued	78,597	85,517
Units redeemed	(90,070)	(92,871)
Net increase(decrease)	(11,473)	(7,354)

FS-115

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Van Kampen, continued:
U.S. Real Estate
Units issued	2,963,860	3,043,942
Units redeemed	(3,029,701)	(3,094,334)
Net increase(decrease)	(65,841)	(50,392)

Global II
Units issued	1,997	3,552
Units redeemed	(2,146)	(2,374)
Net increase(decrease)	(149)	1,178

Calvert:
Balanced
Units issued	185,733	174,524
Units redeemed	(273,218)	(315,212)
Net increase(decrease)	(87,485)	(140,688)

Mid Cap
Units issued	-	-
Units redeemed	(1,019)	(1,112)
Net increase(decrease)	(1,019)	(1,112)

Balanced F
Units issued	383,585	63,406
Units redeemed	(94,100)	(52,384)
Net increase(decrease)	289,485	11,022

American Century:
Income & Growth
Units issued	5,233,360	5,734,935
Units redeemed	(5,372,369)	(6,023,970)
Net increase(decrease)	(139,009)	(289,035)

Mid Cap Value
Units issued	460,584	532,730
Units redeemed	(471,257)	(577,282)
Net increase(decrease)	(10,673)	(44,552)

Inc. & Growth II
Units issued	84,254	51,384
Units redeemed	(58,692)	(47,981)
Net increase(decrease)	25,562	3,403

FS-116

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
AIM:
Intl. Growth
Units issued	390,988	464,385
Units redeemed	(416,772)	(470,190)
Net increase(decrease)	(25,784)	(5,805)

Global
Units issued	95,005	99,560
Units redeemed	(96,547)	(94,546)
Net increase(decrease)	(1,542)	5,014

Global Value
Units issued	97,549	117,577
Units redeemed	(112,055)	(123,043)
Net increase(decrease)	(14,506)	(5,466)

Discovery Mid Cap
Units issued	21,254	22,125
Units redeemed	(24,616)	(24,948)
Net increase(decrease)	(3,362)	(2,823)

Diversified
Units issued	19,710	19,731
Units redeemed	(18,751)	(20,423)
Net increase(decrease)	959	(692)

Value
Units issued	2,642	3,416
Units redeemed	(2,364)	(3,024)
Net increase(decrease)	278	392

Real Estate
Units issued	71,485	17,945
Units redeemed	(14,427)	(11,917)
Net increase(decrease)	57,058	6,028

Summit:
S&P MidCap
Units issued	1,920,464	2,200,859
Units redeemed	(2,029,097)	(2,341,667)
Net increase(decrease)	(108,633)	(140,808)

FS-117

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Summit, continued:
Russell Small Cap
Units issued	1,858,480	2,029,063
Units redeemed	(1,922,336)	(2,122,174)
Net increase(decrease)	(63,856)	(93,111)

Nasdaq-100 Index
Units issued	2,929,158	3,501,615
Units redeemed	(3,201,928)	(3,543,681)
Net increase(decrease)	(272,770)	(42,066)

EAFE Intl.
Units issued	1,234,337	1,489,663
Units redeemed	(1,293,525)	(1,525,182)
Net increase(decrease)	(59,188)	(35,519)

S&P 500
Units issued	889,993	1,042,315
Units redeemed	(958,097)	(1,098,530)
Net increase(decrease)	(68,104)	(56,215)

Barclays
Units issued	4,042,143	4,402,540
Units redeemed	(4,108,094)	(4,585,711)
Net increase(decrease)	(65,951)	(183,171)

Growth
Units issued	186,406	300,344
Units redeemed	(1,077,128)	(756,917)
Net increase(decrease)	(890,722)	(456,573)

Mod. Growth
Units issued	1,044,234	1,191,305
Units redeemed	(1,424,921)	(1,490,909)
Net increase(decrease)	(380,687)	(299,604)

Moderate
Units issued	8,659,290	9,700,360
Units redeemed	(9,116,654)	(10,248,559)
Net increase(decrease)	(457,364)	(548,199)

FS-118

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Third Avenue:
Value
Units issued	129,058	203,421
Units redeemed	(156,175)	(226,794)
Net increase(decrease)	(27,117)	(23,373)

Dreyfus:
MidCap
Units issued	36,694	43,875
Units redeemed	(41,904)	(50,169)
Net increase(decrease)	(5,210)	(6,294)

Small Cap
Units issued	3,614	9,693
Units redeemed	(3,414)	(13,717)
Net increase(decrease)	200	(4,024)

Scudder:
Small Mid Value
Units issued	54,139	67,683
Units redeemed	(58,443)	(77,649)
Net increase(decrease)	(4,304)	(9,966)

Thematic
Units issued	24,120	30,391
Units redeemed	(35,262)	(33,905)
Net increase(decrease)	(11,142)	(3,514)

Alternative
Units issued	2,619	2,518
Units redeemed	(3,498)	(2,522)
Net increase(decrease)	(879)	(4)

Neuberger Berman:
Regency
Units issued	19,917	33,452
Units redeemed	(22,375)	(37,505)
Net increase(decrease)	(2,458)	(4,053)

Intrinsic
Units issued	3,769	2,005
Units redeemed	(3,221)	(4,865)
Net increase(decrease)	548	(2,860)

FS-119

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Neuberger Berman, continued:
Growth
Units issued	610	2,591
Units redeemed	(2,807)	(2,421)
Net increase(decrease)	(2,197)	170

T. Rowe:
Blue Chip
Units issued	2,659,191	3,088,828
Units redeemed	(2,907,887)	(3,019,471)
Net increase(decrease)	(248,696)	69,357

Pimco:
Total Return
Units issued	395,225	405,091
Units redeemed	(402,347)	(517,133)
Net increase(decrease)	(7,122)	(112,042)

Low Duration
Units issued	2,020,659	2,412,617
Units redeemed	(2,106,327)	(2,575,855)
Net increase(decrease)	(85,668)	(163,238)

Short Term
Units issued	59,653	368,115
Units redeemed	(88,708)	(277,179)
Net increase(decrease)	(29,055)	90,936

Emerging
Units issued	972	3,971
Units redeemed	(2,122)	(5,314)
Net increase(decrease)	(1,150)	(1,343)

Low Duration Adv.
Units issued	24,283	24,123
Units redeemed	(21,867)	(62,139)
Net increase(decrease)	2,416	(38,016)

Real Return
Units issued	149,556	142,708
Units redeemed	(52,617)	(164,265)
Net increase(decrease)	96,939	(21,557)

FS-120

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Pimco, continued:
Commodity
Units issued	1,103	4,832
Units redeemed	(5,964)	(6,106)
Net increase(decrease)	(4,861)	(1,274)

Ibbotson:
Balanced
Units issued	9,032	5,807
Units redeemed	(9,880)	(9,483)
Net increase(decrease)	(848)	(3,676)

Growth
Units issued	8,280	5,223
Units redeemed	(6,197)	(6,010)
Net increase(decrease)	2,083	(787)

Income
Units issued	14,141	17,765
Units redeemed	(23,643)	(20,628)
Net increase(decrease)	(9,502)	(2,863)

Franklin Templeton:
Global Bond
Units issued	6,254,361	6,845,306
Units redeemed	(6,322,931)	(7,192,539)
Net increase(decrease)	(68,570)	(347,233)

Income
Units issued	102,704	86,571
Units redeemed	(64,632)	(74,769)
Net increase(decrease)	38,072	11,802

Global Discovery
Units issued	2,587	1,319
Units redeemed	(2,079)	(1,100)
Net increase(decrease)	508	219

Small Cap
Units issued	513	1,696
Units redeemed	(1,756)	(4,786)
Net increase(decrease)	(1,243)	(3,090)

FS-121

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Franklin Templeton, continued:
Foreign
Units issued	42,963	16,892
Units redeemed	(6,940)	(24,668)
Net increase(decrease)	36,023	(7,776)

AllianceBernstein:
Growth and Income
Units issued	8,742	9,264
Units redeemed	(8,313)	(8,959)
Net increase(decrease)	429	305

American Funds:
Managed
Units issued	505,727	625,136
Units redeemed	(987,513)	(773,169)
Net increase(decrease)	(481,786)	(148,033)

Blue Chip
Units issued	23,827	31,624
Units redeemed	(32,244)	(69,220)
Net increase(decrease)	(8,417)	(37,596)

Global
Units issued	4,510	10,288
Units redeemed	(5,069)	(10,292)
Net increase(decrease)	(559)	(4)

Growth
Units issued	4,808	2,692
Units redeemed	(2,899)	(3,134)
Net increase(decrease)	1,909	(442)

International
Units issued	3,109	5,869
Units redeemed	(6,387)	(6,854)
Net increase(decrease)	(3,278)	(985)

New World
Units issued	17,578	15,371
Units redeemed	(13,085)	(17,141)
Net increase(decrease)	4,493	(1,770)

FS-122

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
American Funds, continued:
Growth-Income
Units issued	7,718	6,456
Units redeemed	(4,706)	(8,832)
Net increase(decrease)	3,012	(2,376)

Asset
Units issued	13,804	21,566
Units redeemed	(19,016)	(12,802)
Net increase(decrease)	(5,212)	8,764

Columbia:
Strategic
Units issued	27,747	20,537
Units redeemed	(21,597)	(23,889)
Net increase(decrease)	6,150	(3,352)

Emerging
Units issued	265	1,131
Units redeemed	(128)	(1,732)
Net increase(decrease)	137	(601)

International
Units issued	27	9,562
Units redeemed	(10)	(11)
Net increase(decrease)	17	9,551

Smaller-Cap
Units issued	1,871	227
Units redeemed	(1,134)	(590)
Net increase(decrease)	737	(363)

Mid Cap
Units issued	10,048	8,873
Units redeemed	(6,574)	(5,917)
Net increase(decrease)	3,474	2,956

High Yield
Units issued	14,205	25,087
Units redeemed	(13,782)	(24,048)
Net increase(decrease)	423	1,039

FS-123

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Columbia, continued:
Large Core
Units issued	4,313	4,512
Units redeemed	(4,269)	(6,227)
Net increase(decrease)	44	(1,715)

Ivy:
Strategy
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Balanced
Units issued	222,095	139,681
Units redeemed	(172,437)	(143,351)
Net increase(decrease)	49,658	(3,670)

Energy
Units issued	58,333	116,988
Units redeemed	(50,566)	(89,128)
Net increase(decrease)	7,767	27,860

Small Cap Value
Units issued	1,765	2,747
Units redeemed	(2,122)	(3,588)
Net increase(decrease)	(357)	(841)

Science
Units issued	10,014	11,721
Units redeemed	(9,021)	(10,752)
Net increase(decrease)	993	969

Mid Cap Growth
Units issued	5,607	7,202
Units redeemed	(4,267)	(5,884)
Net increase(decrease)	1,340	1,318

International
Units issued	2,941	2,838
Units redeemed	(2,949)	(2,765)
Net increase(decrease)	(8)	73

FS-124

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Ivy, continued:
Global
Units issued	8,120	7,209
Units redeemed	(7,068)	(6,873)
Net increase(decrease)	1,052	336

High Income
Units issued	229	4,998
Units redeemed	(5,356)	(21,733)
Net increase(decrease)	(5,127)	(16,735)

Janus:
Flexible
Units issued	10,230	19,447
Units redeemed	(13,565)	(33,318)
Net increase(decrease)	(3,335)	(13,871)

Putnam:
Health
Units issued	1,484	5,196
Units redeemed	(3,459)	(2,326)
Net increase(decrease)	(1,975)	2,870

Asset
Units issued	20	4,129
Units redeemed	(283)	(146)
Net increase(decrease)	(263)	3,983

Van Eck:
Gold
Units issued	13,811	119,936
Units redeemed	(11,061)	(146,280)
Net increase(decrease)	2,750	(26,344)

Hard Assets
Units issued	2,693	6,438
Units redeemed	(2,734)	(10,560)
Net increase(decrease)	(41)	(4,122)

FS-125

AMERITAS LIFE INSURANCE CORP.

________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF

DECEMBER 31, 2023 AND 2022 AND FOR EACH OF THE

THREE YEARS ENDED DECEMBER 31, 2023

SUPPLEMENTAL SCHEDULES AS OF AND FOR THE

YEAR ENDED DECEMBER 31, 2023

AND INDEPENDENT AUDITOR'S REPORT

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinions

We have audited the statutory-basis financial statements of Ameritas Life Insurance Corp. (the "Company"), which comprise the balance sheets - statutory basis as of December 31, 2023 and 2022, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2023, and the related notes to the financial statements - statutory basis (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance described in Note 1 to the statutory-basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Nebraska Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Nebraska Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

1

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.
•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.
•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2023 audit was conducted for the purpose of forming an opinion on the 2023 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2023, are presented for purposes of additional analysis and are not a required part of the 2023 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2023 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to

2

the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2023 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 22, 2024

3

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2023	2022
Bonds	$ 11,364,738	$ 11,039,681
Preferred stocks	5,426	13,583
Common stocks	505,230	513,568
Mortgage loans	2,197,964	2,272,619
Real estate:
Properties occupied by the company	37,427	34,509
Properties held for the production of income	4,666	4,739
Properties held for sale	—	672
Cash, cash equivalents, and short-term investments	156,881	42,135
Loans on insurance contracts	734,995	614,038
Other investments	1,279,668	999,463
Total Cash and Invested Assets	16,286,995	15,535,007

Investment income due and accrued	133,078	119,326
Deferred and uncollected premiums	116,737	117,912
Net deferred income tax asset	116,402	96,762
Funds held under coinsurance - affiliate	37,096	38,068
Other admitted assets	147,578	133,570
Separate account assets	10,379,450	9,286,022
Total Admitted Assets	$ 27,217,336	$ 25,326,667

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$ 12,544,439	$ 11,903,359
Deposit-type funds	1,170,436	1,170,856
Reserves for unpaid claims	141,720	157,230
Dividends payable to policyholders	25,603	23,805
Interest maintenance reserve	55,841	67,691
Accrued commissions, expenses and insurance taxes	145,356	129,043
Federal income taxes payable	28,255	6,243
Asset valuation reserve	336,910	264,477
Other liabilities	464,163	418,377
Separate account liabilities	10,379,450	9,286,022
Total Liabilities	25,292,173	23,427,103

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,976	49,967
Unassigned surplus	1,441,238	1,415,648
Total Capital and Surplus	1,925,163	1,899,564
Total Liabilities, Capital and Surplus	$ 27,217,336	$ 25,326,667

The accompanying notes are an integral part of these statutory basis financial statements.

4

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2023	2022	2021
Premiums and Other Revenue
Premiums, net	$ 3,779,855	$ 3,552,816	$ 3,653,978
Net investment income	622,185	513,947	614,996
Commissions and expense allowances on reinsurance ceded	33,566	30,695	28,594
Modco reinsurance adjustment – affiliate	11,843	(38,186)	1,003
Income from fees associated with separate accounts	63,552	65,818	77,749
Miscellaneous income	62,673	47,868	38,397
Total Premiums and Other Revenue	4,573,674	4,172,958	4,414,717

Expenses
Benefits to policyholders	3,358,782	3,054,105	3,399,801
Change in reserves for life, accident and health policies	636,666	513,353	533,841
Commissions	318,711	283,469	278,055
General insurance expenses	589,251	523,108	490,947
Taxes, licenses and fees	59,330	56,276	52,415
Net transfers from separate accounts	(487,201)	(363,372)	(471,335)
Total Expenses	4,475,539	4,066,939	4,283,724

Gain from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	98,135	106,019	130,993
Dividends to policyholders	25,630	22,473	24,449
Gain from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	72,505	83,546	106,544
Federal income tax expense (benefit)	31,114	(143)	17,359
Gain from Operations before Net Realized Capital Gains	41,391	83,689	89,185
Net realized capital gains, net of taxes	32,387	18,027	7,046
Net Income	73,778	101,716	96,231

Surplus notes
Surplus notes amortization	9	9	9
Unassigned surplus
Change in unrealized gains (losses), net of tax	50,539	(134,296)	147,922
Change in net deferred income taxes	65,216	11,944	17,156
Change in nonadmitted assets	(50,383)	(57,361)	10,189
Change in asset valuation reserve	(72,433)	30,678	(43,318)
Change in liability for reinsurance in unauthorized companies	—	12	(12)
Change in unrecognized actuarial losses on pension, net of tax	(250)	4,730	1,234
Amortization of reinsurance gain, net of tax	(3,954)	(3,377)	(2,832)
Dissolution of subsidiary	(95,745)	(31,756)	—
Cumulative effect of change in accounting principle	58,822	—	—
Net Change in Capital and Surplus	25,599	(77,701)	226,579

Capital and Surplus at the Beginning of the Year	1,899,564	1,977,265	1,750,686
Capital and Surplus at the End of Year	$ 1,925,163	$ 1,899,564	$ 1,977,265

The accompanying notes are an integral part of these statutory basis financial statements.

5

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2023	2022	2021
OPERATING ACTIVITIES
Premium collected net of reinsurance	$ 3,783,194	$ 3,507,642	$ 3,659,508
Net investment income received	620,675	525,537	618,329
Miscellaneous income	160,206	145,009	144,399
Benefits paid to policyholders	(3,377,550)	(3,025,211)	(3,353,557)
Net transfers from separate accounts	490,322	362,578	491,649
Commissions, expenses and taxes paid	(945,340)	(896,024)	(814,118)
Dividends paid to policyholders	(23,832)	(24,820)	(27,895)
Federal income taxes received (paid)	(17,142)	1,865	(5,845)
Net Cash from Operating Activities	690,533	596,576	712,470

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,300,512	1,727,175	2,189,136
Cost of investments acquired	(1,605,951)	(2,681,198)	(3,076,389)
Net change in loans on insurance contracts	(118,593)	(75,171)	(6,821)
Net Cash from Investing Activities	(424,032)	(1,029,194)	(894,074)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	(417)	180,346	(9,759)
Proceeds from borrowings	167,500	95,000	—
Redemptions of borrowings	(262,500)	—	—
Other miscellaneous, net	(56,338)	12,833	7,098
Net Cash from Financing and Miscellaneous Activities	(151,755)	288,179	(2,661)

Net Change in Cash, Cash Equivalents and Short-Term Investments	114,746	(144,439)	(184,265)

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	42,135	186,574	370,839

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$ 156,881	$ 42,135	$ 186,574

Non-cash transactions from operating, investing and financing activities:
Conversion of mortgage loans to real estate	$ —	$ —	$ 155
Recognized commitments for low income housing investments	18,069	15,000	—
Exchanges of bonds and stocks	16,375	35,502	16,918
Net assets (liabilities) acquired from dissolution of subsidiary	(3,296)	375	—
Disposal of investment from dissolution of subsidiary	(92,609)	(95)	—

The accompanying notes are an integral part of these statutory basis financial statements.

6

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly-owned subsidiary of Ameritas Holding Company (AHC), which is a wholly-owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc. (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, Ameritas Investment Company, LLC (AIC), a broker dealer, Variable Contract Agency LLC (VCA), an insurance agency, and Ameritas Advisory Services LLC (AAS), a registered investment advisor. Effective October 31, 2022, BlueStar Retirement Services, Inc. (BlueStar) was liquidated with net assets distributed to Ameritas Life. Effective October 1, 2023, Select Benefits Group, LLC (Dental Select) was liquidated with net assets distributed to Ameritas Life.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company operates in 49 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (the Department). Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

7

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Under NAIC SAP, investments in bonds and redeemable preferred stock are generally reported at amortized cost, with certain NAIC designated securities reported at the lower of amortized cost or fair value and adjustments to fair value reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income. Redeemable preferred stock would be carried at fair value with changes in unrealized gains and losses recognized in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted cash flows through an allowance, with the remaining unrealized loss, if applicable, recognized in other comprehensive income. Changes in the allowance for credit-related impairment are recorded through income.

Investments in unaffiliated common stocks are stated at fair value with changes in fair value recognized in unrealized gains (losses) on investments, a component of surplus. Under GAAP, common stocks are carried at fair value with changes in unrealized gains and losses recognized in income.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP. Dividends received from subsidiaries are recorded in net investment income. GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

8

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Under NAIC SAP, limited partnerships are stated at the underlying audited GAAP equity value with the change in valuation reflected in unrealized gains (losses), net of tax in unassigned surplus. Income distributions from the limited partnerships are reported as net investment income when declared, to the extent that they are not in excess of the undistributed accumulated earnings, in the statement of operations and changes in capital and surplus on a NAIC SAP basis. Under GAAP, the change in valuation as well as the income distributions are reflected in either net investment income or as a realized capital gain or loss depending on the underlying investments.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

The asset valuation reserve (AVR) and interest maintenance reserve (IMR) are established only on the statutory financial statements.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to operations as incurred under NAIC SAP. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

Under NAIC SAP, identifiable intangible assets are not recorded.

Under NAIC SAP, amounts that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, amounts would be reported as a liability and amortized into revenue using the same assumptions used to amortize deferred policy acquisition costs.

Certain assets designated as nonadmitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Under NAIC SAP, Universal Life and Annuity revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.

Policy reserves for Life, Accident and Health policies are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on the Company’s estimates of morbidity, mortality, lapse, and interest assumptions.

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date based on the best available estimate of the amount of dividends to be paid.

9

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, the agreement shall be accounted for as deposit accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. In such transactions under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition and reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded.

Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

Under NAIC SAP, the difference between the employee benefit plan’s assets and the employee benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus and the excess recorded as a nonadmitted asset. Prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. Prior service costs are recorded as a component of other comprehensive income, net of tax.

NAIC SAP requires an amount be recorded for deferred taxes as a component of surplus, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets that are not applicable under GAAP. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Under SAP, surplus notes are reported as surplus and interest cannot be accrued until written approval has been received from the Department. Under GAAP, surplus notes are included in liabilities including interest.

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Comprehensive income and its components are not presented under NAIC SAP.

10

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is generally recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $93,405 and $115,309 at December 31, 2023 and 2022, respectively. The Federal Home Loan Bank (FHLB) common stock is carried at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are written down if deemed impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

In 2015, the Company entered into a ten year, 4% non-recourse loan of $15,500 on a real estate property with scheduled maturities of $518 and $11,388 during the years ended December 31, 2024 and 2025, respectively. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2023 and 2022, the amount of borrowing over the carrying value of real estate property was $2,789 and $4,496, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a nonadmitted asset.

11

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying audited GAAP equity of these investments. Income from these investments is recognized when declared, to the extent that they are not in excess of the undistributed accumulated earnings. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying value of affiliated limited liability companies are as follows:

	2023	2022
AIC	$ 12,018	$ 11,351
VCA [1]	476	443
AAS [1]	266	758
Dental Select	—	64,535
Total	$ 12,760	$ 77,087

1 VCA and AAS did not have GAAP audits performed, so the Company nonadmits these assets.

Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $3,256 and $1,633, and $1,265 were recorded as realized losses during 2023, 2022, and 2021, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. The net notional amount of the futures contracts at December 31, 2023 and 2022 was $1,094 and $28,994, respectively.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2023 and 2022 was $26,657 and $26,562, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

12

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchased and sold interest rate swaps to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. These swaps were closed in 2021. The total variation margin on open swaps was reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The total variation margin on closed interest rate swaps was reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 23, 2025. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through December 20, 2024. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has no outstanding purchased and written Exchange traded put options as of December 31, 2023 and 2022. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the fair value of the net call options of $164,907 and $54,710 at December 31, 2023 and 2022, respectively. The Company is not required to post collateral to counterparty banks for bilateral options due to the nature of positions taken. For listed contracts, the Company may be required to post collateral with the clearing (prime) broker depending on the positions taken. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2023 and 2022 was $0 and $3,904, respectively. The notional amount of the options at December 31, 2023 and 2022 was $1,708,473 and $1,162,631, respectively.

Starting in 2020, the Company uses OTC foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with holding foreign currency denominated investments. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, cash flows in one currency for cash flows in another currency. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. When the currency swaps meet specific criteria, they may be designated as accounting hedges and accounted for as foreign currency fair value hedges. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

13

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (MNAs) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2023, the Company had no collateral pledged to or from counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.

The options (OTC index call options, Exchange traded index call options and Equity put options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The foreign currency swaps used in effective hedges are carried in a manner consistent with the hedged asset or liability. Foreign currency swaps hedging bonds are carried at amortized cost and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the carrying value of open foreign currency swaps as a result of exchange rate changes are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Interest income received from open foreign currency swaps is reflected in net investment income. Changes in the carrying value of closed foreign currency swaps is reflected in net investment income.

Foreign currency swaps not used in an effective hedge are carried at fair value and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the fair value of open foreign currency swaps are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the fair value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

The credit exposure is limited to the fair value of the options and foreign currency swaps included in other investments in the Balance Sheets - Statutory Basis as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Notional Amount		Fair Value
	2023	2022	2023	2022
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned	$ 3,070,551	$ 2,326,454	$ 232,186	$ 70,244
OTC index call option contracts written	(1,352,371)	(1,173,605)	(123,527)	(33,324)
Exchange traded index call option contracts owned	1,157,176	1,144,236	167,068	52,356
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross asset	—	56,300	—	4,484
Total asset derivatives	$ 2,875,356	$ 2,353,385	$ 275,727	$ 93,760

14

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The fair value of the related derivative liabilities included in other liabilities in the Balance Sheets - Statutory Basis are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Notional Amount		Fair Value
	2023	2022	2023	2022
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	$ 1,166,883	$ 1,134,454	$ 110,820	$ 34,566
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross liability	158,753	—	1,651	—
Total liability derivatives	$ 1,325,636	$ 1,134,454	$ 112,471	$ 34,566

The amounts recognized in net investment income and change in unrealized gains (losses) in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures, interest rate swaps and foreign currency swaps are as follows:

	Amount Recognized
	2023	2022	2021
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	$ (15,207)	$ (25,586)	$ 34,925
Exchange traded index call option contracts - closed	6,913	(20,651)	33,671
Equity put option contracts - closed	(16)	784	(1,584)
Futures contracts - closed	(36,224)	(41,108)	(30,960)
Interest rate swap contracts - closed	—	—	(22,723)
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - closed	1,172	—	—
Foreign currency swaps - open	—	938	298
Total recognized in net investment income	$ (43,362)	$ (85,623)	$ 13,627
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - open	$ 37,212	$ (40,835)	$ (9,980)
Exchange traded index call option contracts - open	30,723	(29,296)	(4,323)
Futures contracts - open	8,028	3,886	(1,185)
Interest rate swap contracts - open	—	—	11,668
Foreign currency swaps - open	—	—	50
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - open	2,832	4,880	898
Total recognized in change in unrealized gains (losses)	$ 78,795	$ (61,365)	$ (2,872)

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

15

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is nonadmitted. There were no accrued interest amounts excluded from unassigned surplus at December 31, 2023 and 2022.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Nonadmitted Assets

In accordance with NAIC SAP, certain assets, designated as nonadmitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus. Nonadmitted assets consist primarily of a portion of deferred income tax assets, loans on insurance contracts, prepaid expenses, advances to agents, unearned annualized commissions, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total nonadmitted assets were $231,533 and $181,150 at December 31, 2023 and 2022, respectively.

Furniture and Equipment

Electronic data processing (EDP) equipment at cost of $12,117 and $10,793 and operating software at cost of $994 and $5,625 are carried at cost less accumulated depreciation at December 31, 2023 and 2022, respectively. The admitted value of the Company’s EDP and operating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $10,678 and $13,920, was $2,433 and $2,498, respectively and is recorded in other admitted assets in the Balance Sheets – Statutory Basis at December 31, 2023 and 2022. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years. Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $8,098, $5,379 and $5,218 was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2023, 2022 and 2021, respectively.

16

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserves for Life, Accident and Health Policies, and Deposit-type Funds

Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities, or the PBR method under which the company holds the higher of the Net Premium reserve, the Deterministic reserve or the Stochastic reserves which considers a wide range of future economic conditions using justified company experience factors, such as mortality, lapses and expenses with prescribed rule-based requirements and regulatory guardrails. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with section VM-21 of the Valuation Manual (VM-21). VM-21 requires the determination of reserves based on the combination of a conditional tail expectation 70 (CTE 70) stochastic amount and a possible additional standard projection amount. The additional standard projection amount is based on the Prescribed Projections Amount (PPA). Both the CTE 70 stochastic amount and PPA are based on a wide range of future economic conditions. The CTE 70 reflects prudent estimate assumptions and the PPA uses prescribed assumptions in place of certain prudent estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. Issued and incurred claims are generated based on the 2012 Group Long-term Disability Table (GLTD). A modification is made for claims in the first two years from disablement.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims

The reserves for unpaid group and individual dental and vision claims are estimated using historical claim lags, with adjustments based on the current level of pending/unprocessed claims, and relative to the historical levels during the time period used to generate claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

17

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. Dividends to policyholders also include reinsurance assumed business. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $12,296,748 or 10.5% and $11,278,165 or 10.3% of the individual life policies in force as of December 31, 2023 and 2022, respectively.

Accrued Separate Account Transfers

Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $9,711, $9,977 and $9,487 for 2023, 2022 and 2021, respectively.

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts. In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes

The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued or paid until written approval from the Department has been received.

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

18

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2023 and 2022.

The Company is subject to taxation in the United States and various states. In 2018, the Internal Revenue Service (IRS) started a limited scope examination of the AMHC consolidated federal income tax return for tax year 2015. Additionally, the 2017 net operating loss carryback claim filed amending tax years 2015 and 2016 are currently under examination as part of the Joint Committee on Taxation process. This examination has reached the IRS Appeals process and any potential tax changes required are not expected to be material. Due to the IRS examinations, the Company has extended the statute of limitations for tax years 2015 and 2016. The Company is no longer subject to examinations by tax authorities for years before 2015.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes, including policies and related impacts from pandemics or other public health issues (such as the COVID-19 pandemic). Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements

In August 2023, the NAIC issued Interpretation 23-01 which provides optional, limited-time guidance allowing the admittance of net negative (disallowed) IMR up to 10% of adjusted capital and surplus. The guidance was effective immediately and will be automatically nullified on January 1, 2026. There was no impact in 2023 to the Company from the adoption of this guidance.

In August 2023, the NAIC issued Statement of Statutory Accounting Principles (SSAP) No. 26R - Bonds and SSAP No. 43R - Asset-Backed Securities which prescribe a principles-based definition for identifying whether security structures should be reported as long-term bonds. The amended guidance provides criteria for distinguishing bonds from other types of investments. The guidance is effective on January 1, 2025. The Company is currently evaluating the impact of this guidance on its financial position and results of operations.

In December 2023, the NAIC issued SSAP No. 2R - Cash, Cash Equivalents, Drafts, and Short-Term Investments to further restrict the investments that are permitted for cash equivalent or short-term reporting. The guidance is effective on January 1, 2025. The Company is currently evaluating the impact of this guidance on its financial position and results of operations.

Accounting Changes

During 2023, the Company changed its method of accounting for distributions received from joint ventures, partnerships, and limited liability companies to include fair value adjustments in addition to accumulated earnings in order to better align with the U.S. GAAP equity of the investee. The change resulted in a decrease in net unrealized capital gains (losses), less capital gains tax of $58,822 as of December 31, 2023. There was no impact to prior period Capital and Surplus.

19

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Statutory Merger

Effective October 1, 2023, Dental Select was merged into the Company with the Company assuming net liabilities of $3,296. In the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, the Company recorded a charge of $92,822 for the write-off of embedded goodwill and reversed unrealized losses of $28,074, net of taxes, for a net charge to surplus of $64,748.

Effective October 31, 2022, BlueStar was merged into the Company with its net assets of $375 distributed to the Company. The Company recognized a realized gain of $279 and an unrealized loss of $31,756 in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis as a result of this transaction. The unrealized loss represented the write-off of embedded goodwill.

NOTE 3 - INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 90,094	$ 77	$ (11,261)	$ 78,910
All other governments	24,629	725	(295)	25,059
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	175,210	10	(15,950)	159,270
Hybrid securities	5,137	—	(997)	4,140
Industrial and miscellaneous (unaffiliated)	11,068,016	119,797	(943,336)	10,244,477
Total bonds	$ 11,363,086	$ 120,609	$ (971,839)	$ 10,511,856

December 31, 2022
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 107,791	$ 78	$ (12,551)	$ 95,318
All other governments	2,057	—	(106)	1,951
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	202,913	7	(18,350)	184,570
Hybrid securities	5,137	—	(1,083)	4,054
Industrial and miscellaneous (unaffiliated)	10,726,302	29,632	(1,267,076)	9,488,858
Total bonds	$ 11,044,200	$ 29,717	$ (1,299,166)	$ 9,774,751

At December 31, 2023, the amortized cost of bonds was increased by $1,652 and was reduced by $4,519 at December 31, 2022 as a result of cumulative fair value adjustments on ETF mutual fund bonds and bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $11,364,738 and $11,039,681, respectively.

20

NOTE 3 - INVESTMENTS, (continued)

The cost or amortized cost and estimated fair value of bonds at December 31, 2023 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$ 225,234	$ 223,383
Due after one year through five years	1,653,198	1,610,811
Due after five years through ten years	2,802,135	2,644,081
Due after ten years	6,522,531	5,885,569
Bonds with multiple repayment dates	159,988	148,012
Total bonds	$ 11,363,086	$ 10,511,856

Proceeds from the sales of bonds were $308,442, $588,433, and $297,045 for the years ended December 31, 2023, 2022 and 2021, respectively.

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2023	2022	2021
Bonds:
Gross realized capital gains on sales	$ 7,070	$ 12,908	$ 10,740
Gross realized capital losses on sales	(9,335)	(4,606)	(1,350)
Net realized capital gains (losses) on sales	(2,265)	8,302	9,390
Other, including impairments and net gain on dispositions other than sales	(5,148)	(641)	198
Total bonds	(7,413)	7,661	9,588
Preferred stocks	(618)	—	2,050
Common stocks	33,983	3,221	361
Mortgage loans	(2,040)	110	424
Real estate	2,285	55	4,501
Other investments	12,092	20,424	9,696
Realized capital gains before federal income taxes and transfer to IMR	38,289	31,471	26,620
Realized capital gains (losses) transferred to IMR	(2,708)	8,726	12,980
Federal income tax expense	8,610	4,718	6,594
Net realized capital gains	$ 32,387	$ 18,027	$ 7,046

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $842,353 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $25,360 and $29,714 in stock was owned at December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, the Company did not have any FHLB membership stock, listed above, eligible for redemption.

21

NOTE 3 - INVESTMENTS, (continued)

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2023	2022
Membership stock - class A	$ 326	$ 304
Membership stock - class B	24,339	27,816
Excess stock	695	1,594
Aggregate total	$ 25,360	$ 29,714
Actual or estimated borrowing capacity as determined by the insurer	$ 842,353	$ 896,068

As of December 31, 2023 and 2022, the Company had $700,000 of funding agreements outstanding with the FHLB. There are $1,307,617 and $1,352,091 of bonds and mortgage loans pledged as collateral at December 31, 2023 and 2022, respectively. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy. The related reserves of $702,943 and $700,967 are reported in deposit-type funds on the Balance Sheets – Statutory Basis as of December 31, 2023 and 2022, respectively.

The values of the bonds and mortgage loans pledged as collateral to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2023	2022
Fair value	$ 1,189,376	$ 1,205,998
Carrying value	1,307,617	1,352,091
Aggregate total borrowing - funding agreements	700,000	700,000
Aggregate total borrowing - lines of credit	—	95,000

The maximum amount of collateral pledged to the FHLB during the years ended December 31 is as follows:

	General Account
	2023	2022
Fair value	$ 1,214,466	$ 1,303,738
Carrying value	1,354,135	1,352,091
Amount borrowed at time of maximum collateral - funding agreements	700,000	700,000
Amount borrowed at time of maximum collateral - lines of credit	117,500	95,000

There are prepayment penalties on the Company's funding agreements.

22

NOTE 3 - INVESTMENTS, (continued)

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

December 31, 2023
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 25,360	$ 29,714	$ (4,354)	$ —	$ 25,360	0.092%	0.093%
Bonds on deposit with states	145,050	145,434	(384)	—	145,050	0.528%	0.533%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,307,617	1,352,091	(44,474)	—	1,307,617	4.764%	4.804%
Pledged as collateral not
captured in other categories:
Derivatives	26,657	30,466	(3,809)	—	26,657	0.097%	0.098%
Other restricted assets:
Policy Loans reinsurance
assumed	109,179	114,674	(5,495)	—	109,179	0.398%	0.401%
Bonds and short-term
investments from
reinsurance assumed *	937,979	977,515	(39,536)	—	937,979	3.417%	3.446%
Total restricted assets	$ 2,551,842	$ 2,649,894	$ (98,052)	$ —	$ 2,551,842	9.296%	9.375%

December 31, 2022
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 29,714	$ 14,841	$ 14,873	$ —	$ 29,714	0.116%	0.117%
Bonds on deposit with states	145,434	134,407	11,027	—	145,434	0.570%	0.574%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,352,091	1,270,608	81,483	—	1,352,091	5.301%	5.339%
Pledged as collateral not
captured in other categories:
Derivatives	30,466	33,998	(3,532)	—	30,466	0.119%	0.120%
Other restricted assets:
Policy Loans reinsurance
assumed	114,674	117,034	(2,360)	—	114,674	0.450%	0.453%
Bonds and short-term
investments from
reinsurance assumed *	977,515	1,104,770	(127,255)	—	977,515	3.832%	3.860%
Total restricted assets	$ 2,649,894	$ 2,675,658	$ (25,764)	$ —	$ 2,649,894	10.388%	10.463%

* Includes investment income due and accrued

23

NOTE 3 - INVESTMENTS, (continued)

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2023
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 9,760	$ (477)	$ 69,104	$ (10,784)	$ 78,864	$ (11,261)
All other governments	18,886	(211)	1,913	(84)	20,799	(295)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	14,121	(645)	145,149	(15,305)	159,270	(15,950)
Hybrid securities	2,002	(493)	2,138	(504)	4,140	(997)
Industrial and miscellaneous (unaffiliated)	3,006,036	(112,607)	6,556,903	(830,729)	9,562,939	(943,336)
Total bonds	3,050,805	(114,433)	6,775,207	(857,406)	9,826,012	(971,839)
Preferred stocks	1,457	—	3,308	(450)	4,765	(450)
Common stocks	165,162	(1,021)	33,929	(2,135)	199,091	(3,156)
Total	$ 3,217,424	$ (115,454)	$ 6,812,444	$ (859,991)	$ 10,029,868	$ (975,445)

	December 31, 2022
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 61,025	$ (3,086)	$ 34,111	$ (9,465)	$ 95,136	$ (12,551)
All other governments	1,950	(106)	—	—	1,950	(106)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	149,055	(9,310)	35,372	(9,040)	184,427	(18,350)
Hybrid securities	—	—	4,055	(1,083)	4,055	(1,083)
Industrial and miscellaneous (unaffiliated)	5,704,567	(524,996)	3,118,809	(742,080)	8,823,376	(1,267,076)
Total bonds	5,916,597	(537,498)	3,192,347	(761,668)	9,108,944	(1,299,166)
Preferred stocks	4,486	(415)	7,866	(773)	12,352	(1,188)
Common stocks	170,215	(3,811)	26,802	(3,574)	197,017	(7,385)
Total	$ 6,091,298	$ (541,724)	$ 3,227,015	$ (766,015)	$ 9,318,313	$ (1,307,739)

The unrealized losses related to bonds in 2023 and 2022 reported above were partially due to liquidity and market-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security for a period of time sufficient to allow for a recovery in value. The Company has determined that such declines were temporary in nature.

24

NOTE 3 - INVESTMENTS, (continued)

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to the magnitude of the unrealized loss; the volatility of the investment; analyst recommendations, price targets and NAIC ratings; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company did not record any realized losses for other-than-temporary impairments on unaffiliated common stocks during 2023, 2022 and 2021.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2023 and 2022, bonds at book/adjusted carrying value totaling $468,893 and $495,262, respectively, (4.2% and 4.5%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2023, 2022 and 2021, the Company recorded realized losses for other-than-temporary impairments on bonds of $5,122, $1,841 and $1,556, respectively. There were no loan-backed and structured security investments with recognized other-than-temporary impairments in 2023.

A summary of loan-backed and structured security investments included in industrial and miscellaneous (unaffiliated) with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2023
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 118,063	$ 116,133	$ (1,930)	$ 2,082,070	$ 1,924,754	$ (157,316)

December 31, 2022
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 1,912,652	$ 1,770,507	$ (142,145)	$ 620,400	$ 536,410	$ (83,990)

Mortgage Loans

For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2023	2022
DSCR distribution
Below 1.0	$ 76,167	$ 55,620
1.0 - 1.2	178,633	215,154
1.2 - 1.5	371,247	430,061
Greater than 1.5	1,559,250	1,518,463
Total	$ 2,185,297	$ 2,219,298

Mortgage loans with a DSCR below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

25

NOTE 3 - INVESTMENTS, (continued)

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2023	2022
Loan to value
Below 60%	$ 10,558	$ 11,990
60-75%	2,109	2,441
Above 75%	—	999
Total	$ 12,667	$ 15,430

The Company sold the residential loan portfolio during 2023. The loss on the sale was not material.

An aging analysis of the commercial loans held by the Company is summarized as follows:

December 31
	2023	2022
Recorded investment (all)
Current	$ 2,197,964	$ 2,234,728
30-59 days past due	—	—
60-89 days past due	—	—
90-179 days past due	—	—
180+ days past due	—	—
Accruing Interest 180+ Days Past Due
Recorded investment	—	—
Interest accrued	—	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	568	1,287

At December 31, 2023, the average size of an individual commercial mortgage loan was $2,033. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. Due and accrued interest income deemed collectible on impaired loans over 180 days past due is nonadmitted. As of December 31, 2023, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 8.99% and 4.50% for commercial mortgage loans.

In 2023 and 2022, the Company had 44 and 81, respectively, commercial loans acquired or with additions to existing loans at the maximum and minimum rates of interest of 8.99% and 7.50%, respectively, and 4.50% and 2.85%, respectively, totaling $158,851 and $341,346, respectively. Commercial mortgage loans are evaluated individually for impairment. The Company had no impairments for commercial mortgage loans during 2023, 2022 and 2021. The Company had no investment in impaired loans with credit losses as of December 31, 2023 and 2022. There were no mortgage loans derecognized as a result of foreclosure during 2023 or 2022.

26

NOTE 3 - INVESTMENTS, (continued)

Real Estate

There were 2 commercial real estate sales with total gain recognized of $2,285 for the year ended December 31, 2023. There was 1 residential real estate sale with total gain recognized of $55 for the year ended December 31, 2022. The gains recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

There were no residential real estate properties classified as held for sale for the year ended December 31, 2023. There were no commercial real estate properties classified as held for sale for the year ended December 31, 2023. One commercial real estate property with a recorded value of $672 was classified as held for sale for the year ended December 31, 2022. Commercial real estate was either sold or classified as held for sale based on the Company’s intent to dispose of certain property via sale. Sales are usually within one year, based on economic factors, but may be extended per other executed agreements.

The Company recognizes real estate property impairments as other-than-temporary and records them as realized losses. The Company had no real estate impairments for the years ended December 31, 2023 and 2022. Fair value for impaired commercial real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Low-Income Housing Tax Credit Investments

The Company has up to 13 remaining years of unexpired tax credits and is required to hold these investments for up to 17 years. During 2023 and 2022, the Company recognized $10,474 and $8,309, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $77,319 and $68,042 and in other liabilities was $34,500 and $31,918 for the years ended December 31, 2023 and 2022, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $16,789, $10,778, $4,349, $746, and $132, in 2024, 2025, 2026, 2027, and 2028, respectively, and $1,706 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC at December 31, 2023 and 2022. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits at December 31, 2023 and 2022.

Offsetting and Netting of Assets and Liabilities

Call options and foreign currency swaps that are included in other investments and other liabilities on the Balance Sheets - Statutory Basis and qualified for offsetting and netting are as follows:

	December 31, 2023			December 31, 2022
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$ 232,186	$ 123,527	$ 108,659	$ 70,244	$ 33,324	$ 36,920
Derivatives - foreign
currency swaps	2,961	2,961	—	5,805	1,321	4,484

Liabilities:
Derivatives - call options	$ 123,527	$ 123,527	$ —	$ 33,324	$ 33,324	$ —
Derivatives - foreign
currency swaps	4,612	2,961	1,651	1,321	1,321	—

27

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income

Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2023	2022	2021
Income:
Bonds	$ 499,408	$ 419,734	$ 400,928
Preferred stocks	490	586	528
Common stocks	8,382	7,427	7,905
Mortgage loans	98,441	104,071	107,955
Real estate[1]	14,261	14,515	15,187
Loans on insurance contracts	33,583	28,034	30,169
Short-term investments	3,385	763	73
Derivatives	(43,362)	(85,623)	13,627
Other investments	50,021	64,070	84,268
Amortization of interest maintenance reserve	9,711	9,977	9,487
Gross investment income	674,320	563,554	670,127
Total investment expenses	52,135	49,607	55,131
Net investment income	$ 622,185	$ 513,947	$ 614,996

1Includes amounts for the occupancy of company-owned property of $8,302, $8,541 and $8,541 in 2023, 2022, and 2021, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2023 and 2022, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 9 and 32, respectively. The aggregate amount of investment income generated as a result of prepayment penalties and/or acceleration fees collected from called securities was $721 and $2,704, respectively.

Fair Value Measurements

Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

28

NOTE 3 - INVESTMENTS, (continued)

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2023
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$ —	$ —	$ 116	$ —	$ 116
Total bonds	—	—	116	—	116
Common stock
Industrial and miscellaneous (unaffiliated)	385,715	—	—	—	385,715
Total common stocks	385,715	—	—	—	385,715
Other investments	12,590	—	—	—	12,590
Derivative assets
Exchange traded index call options	167,068	—	—	—	167,068
Over the counter index call options	—	108,659	—	—	108,659
Foreign currency swaps	—	—	—	—	—
Total other investments	179,658	108,659	—	—	288,317
Separate account assets	—	—	—	10,379,450	10,379,450
Total assets at fair value/net asset value	$ 565,373	$ 108,659	$ 116	$ 10,379,450	$ 11,053,598

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$ 110,820	$ —	$ —	$ —	$ 110,820
Foreign currency swaps	—	1,651	—	—	1,651
Total liabilities at fair value	$ 110,820	$ 1,651	$ —	$ —	$ 112,471

29

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2022
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$ —	$ —	$ 3	$ —	$ 3
Total bonds	—	—	3	—	3
Common stock
Industrial and miscellaneous (unaffiliated)	368,545	—	—	—	368,545
Total common stocks	368,545	—	—	—	368,545
Other investments	11,373	—	—	—	11,373
Derivative assets
Exchange traded index call options	52,356	—	—	—	52,356
Over the counter index call options	—	36,920	—	—	36,920
Foreign currency swaps	—	4,484	—	—	4,484
Total other investments	63,729	41,404	—	—	105,133
Separate account assets	—	—	—	9,286,022	9,286,022
Total assets at fair value/net asset value	$ 432,274	$ 41,404	$ 3	$ 9,286,022	$ 9,759,703

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$ 34,566	$ —	$ —	$ —	$ 34,566
Total liabilities at fair value	$ 34,566	$ —	$ —	$ —	$ 34,566

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities

These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets and Liabilities

The Company's Level 2 assets includes bonds, OTC index call options and foreign currency swaps. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the index call options and foreign currency swaps. For the index call options, the broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. For the foreign currency swaps, the broker quotes use models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets

The Company classified asset-backed securities and residential mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2023 and 2022. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on uncorroborated broker quotes, unobservable market inputs or internal valuations.

30

NOTE 3 - INVESTMENTS, (continued)

NAV - Financial Assets

Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

There were no material transfers into or out of Level 3 during the years ended December 31, 2023 and 2022.

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2023
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 10,511,856	$ 11,364,738	$ —	$ 6,799,237	$ 3,712,619	$ —
Preferred stocks	5,348	5,426	—	5,348	—	—
Common stocks	411,825	411,825	385,715	25,360	750	—
Mortgage loans	2,036,216	2,197,964	—	—	2,036,216	—
Cash, cash equivalents and short-term
investments	156,881	156,881	156,881	—	—	—
Loans on insurance contracts	638,489	734,995	—	—	638,489	—
Other investments	463,757	450,525	190,545	187,037	86,175	—
Investment income due and accrued	133,078	133,078	133,078	—	—	—
Separate account assets	—	10,379,450	—	—	—	10,379,450
Total financial assets	$ 14,357,450	$ 25,834,882	$ 866,219	$ 7,016,982	$ 6,474,249	$ 10,379,450

Liabilities:
Deposit-type funds	$ 1,167,885	$ 1,170,436	$ —	$ —	$ 1,167,885	$ —
Borrowings	2,853	2,853	—	—	2,853	—
Derivative liabilities	112,471	112,471	110,820	1,651	—	—
Separate account liabilities	—	10,379,450	—	—	—	10,379,450
Total financial liabilities	$ 1,283,209	$ 11,665,210	$ 110,820	$ 1,651	$ 1,170,738	$ 10,379,450

31

NOTE 3 - INVESTMENTS, (continued)

December 31, 2022
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 9,774,751	$ 11,039,681	$ —	$ 6,438,160	$ 3,336,591	$ —
Preferred stocks	12,946	13,583	—	12,946	—	—
Common stocks	398,259	398,259	368,545	29,714	—	—
Mortgage loans	2,062,363	2,272,619	—	—	2,062,363	—
Cash, cash equivalents and short-term
investments	42,135	42,135	42,135	—	—	—
Loans on insurance contracts	576,187	614,038	—	—	576,187	—
Other investments	242,065	250,660	66,570	98,690	76,805	—
Investment income due and accrued	119,326	119,326	119,326	—	—	—
Separate account assets	—	9,286,022	—	—	—	9,286,022
Total financial assets	$ 13,228,032	$ 24,036,323	$ 596,576	$ 6,579,510	$ 6,051,946	$ 9,286,022

Liabilities:
Deposit-type funds	$ 1,167,355	$ 1,170,856	$ —	$ —	$ 1,167,355	$ —
Borrowings	99,340	99,562	—	—	99,340	—
Derivative liabilities	34,566	34,566	34,566	—	—	—
Separate account liabilities	—	9,286,022	—	—	—	9,286,022
Total financial liabilities	$ 1,301,261	$ 10,591,006	$ 34,566	$ —	$ 1,266,695	$ 9,286,022

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs, partnership valuations or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk. The fair value of residential mortgage loans is determined by the Yield-Based or Price-Based approach. The Yield-Based approach, applied to performing and sub-performing loans, estimates fair value by first modeling contractual cash flows and then discounting the cash flows at an appropriate discount rate that incorporates an appropriate base rate (e.g., Treasury) to which a risk premium (spread) is added. The Price-Based approach, applied to non-performing loans (greater than 90 days past due) along with certain sub-performing loans, utilizes a direct estimate of a loan’s net present value or dollar price, largely based on underlying collateral values.

32

NOTE 3 - INVESTMENTS, (continued)

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

Other investments and derivative liabilities: Public equity securities are classified as Level 1 securities as the fair values are based on quoted prices in active markets. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. U.S. government agency securities are classified as Level 2 as the prices are based on observable market data. OTC index call options where the primary inputs to valuations include broker quotes that utilize inputs tailored to the remaining term of each call option and are assigned to Level 2. Foreign currency swaps are classified as Level 2 as the valuation is based on models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment. The fair value for other investments assigned to Level 3 are based on quoted market prices where trading activity is not available to corroborate or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values. Separate account liabilities are carried at the value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

33

NOTE 4 - INCOME TAXES, (continued)

The components of the net deferred tax asset/(liability) as of December 31, 2023 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 315,616	$ 4,065	$ 319,681
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	315,616	4,065	319,681
Deferred tax assets nonadmitted	89,124	—	89,124
Subtotal net admitted deferred tax assets	226,492	4,065	230,557
Deferred tax liabilities	38,567	75,588	114,155
Net admitted deferred tax assets/(liability)	$ 187,925	$ (71,523)	$ 116,402

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2023 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$ —	$ —	$ —
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 116,402	$ —	$ 116,402
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 116,402	$ —	$ 116,402
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 270,949
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 110,090	$ 4,065	$ 114,155
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 226,492	$ 4,065	$ 230,557

The components of the net deferred tax asset/(liability) as of December 31, 2022 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 270,909	$ 2,554	$ 273,463
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	270,909	2,554	273,463
Deferred tax assets nonadmitted	81,820	—	81,820
Subtotal net admitted deferred tax assets	189,089	2,554	191,643
Deferred tax liabilities	39,067	55,814	94,881
Net admitted deferred tax assets/(net deferred tax liability)	$ 150,022	$ (53,260)	$ 96,762

34

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2022 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$ —	$ —	$ —
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 96,762	$ —	$ 96,762
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 96,762	$ —	$ 96,762
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 270,046
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 92,327	$ 2,554	$ 94,881
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 189,089	$ 2,554	$ 191,643

The changes in the components of the net deferred tax asset/(liability) from December 31, 2022 to December 31, 2023 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 44,707	$ 1,511	$ 46,218
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	44,707	1,511	46,218
Deferred tax assets nonadmitted	7,304	—	7,304
Subtotal net admitted deferred tax assets	37,403	1,511	38,914
Deferred tax liabilities	(500)	19,774	19,274
Net admitted deferred tax assets/(net deferred tax liability)	$ 37,903	$ (18,263)	$ 19,640

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$ —	$ —	$ —
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	19,640	—	19,640
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	19,640	—	19,640
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	903
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	17,763	1,511	19,274
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 37,403	$ 1,511	$ 38,914

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

35

NOTE 4 - INCOME TAXES, (continued)

The Company used the following amounts in determining the DTA admissibility:

	2023	2022
Ratio percentage used to determine recovery period and
threshold limitation above	916%	900%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$ 1,806,328	$ 1,800,304

There were no tax planning strategies utilized as of December 31, 2023 or 2022.

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2023	2022	2021
Federal	$ 31,114	$ (143)	$ 17,359
Federal income tax on net capital gains	8,041	6,550	9,319
Federal income tax incurred	$ 39,155	$ 6,407	$ 26,678

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2023	2022	2021	from 2022	from 2021
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$ 165	$ 158	$ 172	$ 7	$ (14)
Unearned premium reserve	505	518	515	(13)	3
Policyholder reserves	111,591	100,279	93,859	11,312	6,420
Investments	7,877	10,596	10,124	(2,719)	472
Deferred acquisition costs	88,273	82,402	75,319	5,871	7,083
Policyholder dividends accrual	1,632	1,154	1,328	478	(174)
Fixed assets	11,241	6	1	11,235	5
Compensation and benefits accrual	25,789	25,224	30,390	565	(5,166)
Receivables - nonadmitted	29,906	20,859	16,556	9,047	4,303
Net operating loss carry-forward	225	242	260	(17)	(18)
Intangible Amortization	28,309	15,446	10,159	12,863	5,287
Other (including items <5% of total
ordinary tax assets)	10,103	14,025	9,948	(3,922)	4,077
Subtotal	315,616	270,909	248,631	44,707	22,278
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted deferred tax assets	89,124	81,820	44,951	7,304	36,869
Admitted ordinary deferred tax assets	$ 226,492	$ 189,089	$ 203,680	$ 37,403	$ (14,591)

36

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2023	2022	2021	from 2022	from 2021
Capital
Investments	$ 1,272	$ 452	$ 476	$ 820	$ (24)
Real Estate	2,793	1,994	2,102	799	(108)
Other (including items <5% of total
ordinary tax assets)	—	108	283	(108)	(175)
Subtotal	4,065	2,554	2,861	1,511	(307)
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted	—	—	—	—	—
Admitted capital deferred tax assets	4,065	2,554	2,861	1,511	(307)
Admitted deferred tax assets	$ 230,557	$ 191,643	$ 206,541	$ 38,914	$ (14,898)

Deferred tax liabilities:
Ordinary
Investments	$ 3,171	$ 2,432	$ 1,617	$ 739	$ 815
Fixed assets	2,042	2,285	2,486	(243)	(201)
Deferred and uncollected premium	17,372	17,433	17,778	(61)	(345)
Policyholder reserves	6,588	10,254	13,452	(3,666)	(3,198)
Unearned commissions	9,251	6,520	6,204	2,731	316
Other (including items <5% of total
ordinary tax liabilities)	143	143	143	—	—
Subtotal	38,567	39,067	41,680	(500)	(2,613)

Capital
Investments	$ 74,312	$ 55,091	$ 75,747	$ 19,221	$ (20,656)
Real estate	1,276	723	770	553	(47)
Subtotal	$ 75,588	$ 55,814	$ 76,517	$ 19,774	$ (20,703)

Deferred tax liabilities	$ 114,155	$ 94,881	$ 118,197	$ 19,274	$ (23,316)

Net deferred tax assets	$ 116,402	$ 96,762	$ 88,344	$ 19,640	$ 8,418

The change in the net admitted deferred tax assets was $19,640, $8,418 and $5,732 for the years ended December 31, 2023, 2022 and 2021, respectively. The change in nonadmitted deferred tax assets of $7,304, $36,869 and $(19,641) was included in change in nonadmitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2023, 2022 and 2021, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2023	2022	Change
Total gross deferred tax assets	$ 319,681	$ 273,463	$ 46,218
Total deferred tax liabilities	114,155	94,881	19,274
Net deferred tax asset	$ 205,526	$ 178,582	26,944
Tax effect of change in unrealized gains and pension liability			35,349
Adjustment to prior year deferred income tax			2,923
Change in net deferred income tax			$ 65,216

37

NOTE 4 - INCOME TAXES, (continued)

	2022	2021	Change
Total gross deferred tax assets	$ 273,463	$ 251,492	$ 21,971
Total deferred tax liabilities	94,881	118,197	(23,316)
Net deferred tax asset	$ 178,582	$ 133,295	45,287
Tax effect of change in unrealized losses and pension liability			(33,343)
Change in net deferred income tax			$ 11,944

	2021	2020	Change
Total gross deferred tax assets	$ 251,492	$ 238,158	$ 13,334
Total deferred tax liabilities	118,197	90,954	27,243
Net deferred tax asset	$ 133,295	$ 147,204	(13,909)
Tax effect of change in unrealized gains and pension liability			31,065
Change in net deferred income tax			$ 17,156

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2023, 2022 and 2021 were as follows:

	2023	2022	2021
Net gain from operations before income taxes	$ 72,505	$ 83,546	$ 106,544
Net realized capital gains before income taxes	38,289	31,471	26,620
Deferred reinsurance loss, net	(3,954)	(3,377)	(2,832)
Change in pension liability	—	—	117
Change in unauthorized reinsurance	—	12	(12)
Total pre-tax statutory income	106,840	111,652	130,437
Change in nonadmitted assets	(43,079)	(20,491)	(9,453)
IMR amortization	(9,711)	(9,977)	(9,487)
Tax-exempt income	(22,687)	(25,308)	(28,681)
Adjustment to prior year deferreds	3,083	—	—
Dissolution of subsidiary	(92,822)	(35,134)	—
Non-deductible expense	4,884	3,001	2,730
Other	(408)	4,006	1,202
Subtotal	(53,900)	27,749	86,748
Statutory tax rate	0.21	0.21	0.21
Subtotal	(11,319)	5,827	18,217
Adjustment to prior year deferred income tax	(2,923)	—	—
Tax credits	(11,819)	(11,364)	(8,695)
Total statutory income taxes	$ (26,061)	$ (5,537)	$ 9,522

Federal and foreign income tax incurred	$ 39,155	$ 6,407	$ 26,678
Change in deferred income tax	(65,216)	(11,944)	(17,156)
Total statutory income taxes	$ (26,061)	$ (5,537)	$ 9,522

The Company has no foreign tax credit carryovers to subsequent years.

38

NOTE 4 - INCOME TAXES, (continued)

At December 31, 2023, the Company has tax carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2016	Net Operating Loss	$ 1,072	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $8,354, $15,512 and $31,452 for the tax years 2023, 2022 and 2021 respectively. There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC with AHC, AIP and Ameritas-NY.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Inflation Reduction Act was enacted on August 16, 2022, and included a new corporate alternative minimum tax (CAMT) which is effective for tax years beginning after 2022. The Company is a nonapplicable reporting entity that does not reasonably expect to be an applicable corporation subject to CAMT as a member of a tax-controlled group of corporations in 2023.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

The Company loaned $3,000 to Ameritas Advisory Services, LLC on December 5, 2023 under a promissory note due on or before December 1, 2024.

The Company loaned $2,000 to Ameritas Investment Company, LLC on April 3, 2023 under a promissory note due on or before April 1, 2024.

Ameritas-NY established a $50,000 unsecured line of credit with the Company on April 1, 2023, which is due to expire on March 31, 2024. The Company had no balances outstanding at any time during 2023.

The Company's variable life and annuity products are distributed through AIC. Policies placed by this affiliate generated commission and general insurance expense of $21,305, $22,281 and $26,047 for the years ended December 31, 2023, 2022 and 2021, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2023 and 2022, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The balances are settled monthly on a net basis.

	2023	2022
Ameritas Holding Company	$ (5,247)	$ (18,898)
Ameritas Life Insurance Corp. of New York	2,927	3,033
Ameritas Investment Company, LLC	725	375
Ameritas Investment Partners, Inc.	2,012	55
Ameritas Advisory Services, LLC	491	446
Dental Select	—	2,369
Total	$ 908	$ (12,620)

39

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been decreases of $2,829 and $2,455 for the years ended December 31, 2023 and 2021, respectively, and an increase of $3,009 for the year ended December 31, 2022. The Company receives investment advisory services from an affiliate. Costs related to this agreement, which are included in investment expenses, totaled $20,712, $19,631 and $18,434 for the years ended December 31, 2023, 2022 and 2021, respectively.

NOTE 6 - EMPLOYEE BENEFITS

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan. The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2023	2022	2021
Benefit obligation at beginning of year	$ 34,365	$ 44,138	$ 49,302
Service cost	—	—	35
Interest cost	1,763	1,082	966
Actuarial loss	(84)	(6,145)	(1,458)
Benefits paid	(4,268)	(4,710)	(4,707)
Benefit obligation at end of year	$ 31,776	$ 34,365	$ 44,138

	Pension Benefits
	2023	2022	2021
Fair value of plan assets at beginning of year	$ —	$ —	$ —
Reporting entity contribution	4,268	4,710	4,707
Benefits paid	(4,268)	(4,710)	(4,707)
Fair value of plan assets at end of year	$ —	$ —	$ —

	Pension Benefits
	2023	2022	2021
Components:
Accrued benefit costs	$ 34,049	$ 36,953	$ 40,739
Liability (asset) for pension benefits	(2,273)	(2,588)	3,399
Assets and liabilities recognized:
Liabilities recognized	31,776	34,365	44,138
Unrecognized liabilities (assets)	(2,273)	(2,588)	3,399

40

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2023	2022	2021
Service cost	$ —	$ —	$ 35
Interest cost	1,763	1,082	966
Amount of recognized (gains) losses	(399)	(158)	74
Total net periodic benefit cost	$ 1,364	$ 924	$ 1,075

Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits
	2023	2022	2021
Items not yet recognized as a component of net periodic cost - prior year	$ (2,588)	$ 3,399	$ 4,930
Net loss arising during the period	(84)	(6,145)	(1,457)
Net gain (loss) recognized	399	158	(74)
Items not yet recognized as a component of net
periodic cost - current year	$ (2,273)	$ (2,588)	$ 3,399

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2023	2022	2021
Net recognized gains (losses)	$ (2,273)	$ (2,588)	$ 3,399

The weighted-average assumptions are as follows:

	Pension Benefits
	2023	2022	2021
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	3.08%	2.14%	2.98%
Rate of compensation increase	NA	1.81%	1.79%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	5.43%	3.08%	2.14%
Rate of compensation increase	NA	N/A	1.81%

Future expected pension benefit payments are as follows:

Year	Amount
2024	$ 3,781
2025	$ 3,672
2026	$ 3,561
2027	$ 3,449
2028	$ 3,335
2029-2033	$ 14,912

41

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The accumulated pension benefit obligation for the NQ plans is as follows:

December 31
	2023	2022
Accumulated benefit obligation	$ 31,776	$ 34,365
Projected benefit obligation (PBO)	$ 31,776	$ 34,365
Funded status (PBO - Plan assets)	$ 31,776	$ 34,365

Unrecognized items:
Unrecognized gains, net of tax	$ (1,795)	$ (2,045)
Total unrecognized items, net of tax	$ (1,795)	$ (2,045)

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. Plan assets are held in separate accounts of the Company. There were no expenses recognized for the Plan funding.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $18,281, $16,954 and $15,013 in 2023, 2022 and 2021, respectively.

The Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC and then allocated accordingly.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $192,266 in dividends in 2024, without prior approval. The Company did not pay ordinary dividends to AHC, its parent, in 2023, 2022 or 2021.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2023	2022	2021
Unrealized capital gains, net of taxes	$ 87,325	$ 36,786	$ 171,082
Nonadmitted asset values	(231,533)	(181,150)	(123,789)
Asset valuation reserve	(336,910)	(264,477)	(295,155)
42

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued or paid until written approval has been received. Interest of $4,100 was paid in 2023, 2022 and 2021 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes totaling $49,976 and $49,967 at December 31, 2023 and 2022, respectively. There is no unapproved interest and principal. The life-to-date interest expense recognized on the Notes as of December 31, 2023 is $110,666. There has not been any principal paid during the life of the Notes as of December 31, 2023. The interest offset percentage is 100%. The Notes holder, the asset issuer and the liquidity source are not related parties. The Notes are not contractually linked and the Notes payments are not subject to administrative offsetting provisions. Cash received upon issuance was not used to purchase an asset directly from the holder of the surplus note.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2023, the Company had outstanding agreements to fund mortgages totaling $69,764. In addition at December 31, 2023, the Company has committed to invest $336,101 in equity-type limited partnerships and $139,035 in bonds in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

At December 31, 2023 and 2022, the Company had FHLB lines of credit available up to $141,900 and $100,821, respectively. The Company had outstanding balances of $95,000 as of December 31, 2022, related to these lines of credit with no outstanding balances as of December 31, 2023.

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2023, 2022 and 2021, the charge to operations related to these assessments was not material. The estimated liability for future guaranty fund assessments of $4,540 and $3,519 at December 31, 2023 and 2022, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2023 and 2022, the Company had a related receivable of $3,514 and $2,591, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

43

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2023 and 2022 are as follows:

	2023	2022
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$ 4,179	$ 5,102
Decreases during the year
Premium tax offset applied	(425)	(1,062)
Charge off of estimated premium tax offset	—	(136)
	(425)	(1,198)
Increases during the year
Estimated premium tax offset	923	—
Assessments paid	167	275
	1,090	275
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$ 4,844	$ 4,179

The Company recognizes liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets related to the Penn Treaty/ANIC insolvency. As of December 31, 2023, the undiscounted and discounted guaranty fund assessments were $7,349 and $3,070, and the related undiscounted and discounted assets were $5,151 and $2,121. The payables were from 50 jurisdictions for a range of 1-70 years with a weighted average number of years of 37, and the recoverables were from 44 jurisdictions for a range of 1-20 with a weighted average number of years of 6. As of December 31, 2022, the undiscounted and discounted guaranty fund assessments were $7,325 and $3,047, and the related undiscounted and discounted assets were $5,147 and $2,117. The payables were from 50 jurisdictions for a range of 1-70 years with a weighted average number of years of 37, and the recoverables were from 44 jurisdictions for a range of 1-20 with a weighted average number of years of 6. The discount rate applied was 3.0% for December 31, 2023 and 2022.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations. There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2023 and 2022.

Uncollectibility of Assets

The Company had admitted assets of $19,380 and $14,217 at December 31, 2023 and 2022, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

44

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASC Plans

The gain (loss) from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2023	2022	2021
Gross reimbursement for medical cost incurred	$ 212,227	$ 183,245	$ 180,138
Other income or expenses (including interest paid to or received from plans)	24,431	17,282	15,714
Gross expenses incurred (claims and administrative)	236,658	200,527	195,852

Net gain (loss) from operations	$ (106)	$ 3,587	$ 3,660

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $3,162, $3,229 and $3,166 in 2023, 2022 and 2021, respectively. The Company has subleased a portion of office space and received sublease income recorded as an offset to general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis of $17, $23, and $33 in 2023, 2022 and 2021, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2023:

Calendar Year	Amount
2024	$ 2,593
2025	1,984
2026	1,593
2027	1,288
2028	1,031
2029 and thereafter	450
Total	$ 8,939

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, for which direct premiums written exceed 5% of total capital and surplus. The third party administers ordinary life and individual annuity business and does not have an exclusive contract. The third party has been granted the authority for policy administration, claims payment, claims adjustment, reinsurance ceding, binding authority and premium collection. The total amount of direct premiums administered was $342,707, $169,606 and $267,540 for the years ended December 31, 2023, 2022 and 2021, respectively. Another third-party administrator, which administered group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority and premium collection. Direct premiums administered were $115,530 and $107,487 for the years ended December 31, 2023 and 2022, respectively, exceeded 5% of total capital and surplus. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums administered by third-party administrators was $613,333, $422,300 and $504,670 for the years ended December 31, 2023, 2022 and 2021, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit

Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $135,269 and $136,104 and cash of $1,992 and $1,534 at December 31, 2023 and 2022, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

45

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2023 and through March 22, 2024, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

At December 31, 2022, the Company determined that certain balances related to a reinsurer under an order of rehabilitation would most likely be uncollectible, and as such had recorded a contingent liability of $12,043. Per a liquidation order effective September 30, 2023, the Company recaptured this previously ceded business. The impacts from the liquidation order resulted in the recording of a $5,217 recoverable at December 31, 2023 as an estimate of settlement from the reinsurer's estate. This recoverable consists of $4,341 for paid claims and $876 for waived and unearned premiums. Waived and unearned premiums are nonadmitted. Death benefits in the Summary of Operations were reduced by the amount of the recoverable for paid claims, and premiums and annuity considerations for life and accident and health contracts in the Summary of Operations were reduced by the amount of the recoverable for waived and unearned premiums.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2023	2022	2021
Assumed	$ 108,381	$ 107,822	$ 109,582
Ceded	(286,288)	(228,462)	(267,198)
Reinsurance premiums, net	$ (177,907)	$ (120,640)	$ (157,616)

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2023, 2022 and 2021.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party.  Amortization of $3,954 and $3,377, which is based on the growth of the funds withheld liability, was recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2023 and 2022, respectively.

46

NOTE 14 - REINSURANCE , (continued)

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2023 and 2022, invested assets of $937,979 and $989,028, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 3.4% and 3.9% of the Company’s admitted assets at December 31, 2023 and 2022, respectively.

No reinsurance contracts with risk-limiting features were identified for disclosure in any year.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2023	2022	2021
Total reserve for unpaid claims at January 1	$ 356,953	$ 345,354	$ 316,765
Less reinsurance assumed	(16,244)	(18,121)	(18,267)
Plus reinsurance ceded	192,807	189,189	172,907
Direct balance	533,516	516,422	471,405

Incurred related to:
Current year	831,876	793,236	777,744
Prior year	(4,967)	(13,600)	2,986
Total incurred	826,909	779,636	780,730

Paid related to:
Current year	699,500	664,184	645,529
Prior year	101,997	98,358	90,184
Total paid	801,497	762,542	735,713

Direct balance	558,928	533,516	516,422
Plus reinsurance assumed	16,234	16,244	18,121
Less reinsurance ceded	(202,128)	(192,807)	(189,189)
Total reserve for unpaid claims at December 31	$ 373,034	$ 356,953	$ 345,354

As a result of (favorable)/unfavorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses (decreased)/increased by $(4,967), $(13,600), and $2,986 for the years ended December 31, 2023, 2022, and 2021, respectively. During 2023 and 2022, incurred claims were negative for prior year primarily due to a favorable claim runout for group dental products. During 2021, unfavorable claim runout for disability products was partially offset by favorable claim runout for group dental products. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2023.

The Company paid and incurred assumed and ceded reinsurance claims as follows:

	2023	2022	2021
Paid assumed reinsurance claims	$ 80,811	$ 79,612	$ 81,375
Incurred assumed reinsurance claims	$ 80,801	$ 77,734	$ 81,229

Paid ceded reinsurance claims	$ 31,346	$ 31,761	$ 29,287
Incurred ceded reinsurance claims	$ 40,667	$ 35,379	$ 45,569

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

47

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2023 and 2022, respectively, the Company had $1,744,932 and $2,386,878 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $21,958 and $27,272 at December 31, 2023 and 2022, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2023
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	2,437,537	—	2,437,537	33.7%
At fair value	—	2,255,035	2,255,035	31.1%
Total with adjustment or at fair value	2,437,537	2,255,035	4,692,572	64.8%
At book value without adjustment
(minimal or no charge)	1,924,501	—	1,924,501	26.6%
Not subject to discretionary withdrawal	623,245	—	623,245	8.6%
Total gross	4,985,283	2,255,035	7,240,318	100.0%
Reinsurance ceded	469,981	—	469,981
Total individual annuity reserves	$ 4,515,302	$ 2,255,035	$ 6,770,337
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 315,273	$ —	$ 315,273

48

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2023
	General Account	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 987,115	$ —	$ 987,115	12.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	6,648,256	6,648,256	85.5%
Total with adjustment or at fair value	987,115	6,648,256	7,635,371	98.2%
At book value without adjustment
(minimal or no charge)	110,711	—	110,711	1.4%
Not subject to discretionary withdrawal	32,461	—	32,461	0.4%
Total gross	1,130,287	6,648,256	7,778,543	100.0%
Reinsurance ceded	9,612	—	9,612
Total group annuity reserves	$ 1,120,675	$ 6,648,256	$ 7,768,931
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 230,518	$ —	$ 230,518	14.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	399,909	399,909	25.5%
Total with adjustment or at fair value	230,518	399,909	630,427	40.2%
At book value without adjustment
(minimal or no charge)	221,439	—	221,439	14.1%
Not subject to discretionary withdrawal	718,847	—	718,847	45.7%
Total gross	1,170,804	399,909	1,570,713	100.0%
Reinsurance ceded	368	—	368
Total deposit-type funds	$ 1,170,436	$ 399,909	$ 1,570,345
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 6,806,413	$ 9,303,200	$ 16,109,613

49

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2022
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	1,859,173	—	1,859,173	28.2%
At fair value	—	2,149,930	2,149,930	32.6%
Total with adjustment or at fair value	1,859,173	2,149,930	4,009,103	60.8%
At book value without adjustment
(minimal or no charge)	2,109,395	—	2,109,395	32.0%
Not subject to discretionary withdrawal	469,653	—	469,653	7.2%
Total gross	4,438,221	2,149,930	6,588,151	100.0%
Reinsurance ceded	356,957	—	356,957
Total individual annuity reserves	$ 4,081,264	$ 2,149,930	$ 6,231,194
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 188,797	$ —	$ 188,797

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 1,048,387	$ —	$ 1,048,387	14.9%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	5,825,347	5,825,347	82.8%
Total with adjustment or at fair value	1,048,387	5,825,347	6,873,734	97.7%
At book value without adjustment
(minimal or no charge)	123,819	—	123,819	1.8%
Not subject to discretionary withdrawal	34,966	—	34,966	0.5%
Total gross	1,207,172	5,825,347	7,032,519	100.0%
Reinsurance ceded	8,702	—	8,702
Total group annuity reserves	$ 1,198,470	$ 5,825,347	$ 7,023,817
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

50

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2022
	General Account	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 215,985	$ —	$ 215,985	14.0%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	373,612	373,612	24.2%
Total with adjustment or at fair value	215,985	373,612	589,597	38.2%
At book value without adjustment
(minimal or no charge)	239,630	—	239,630	15.5%
Not subject to discretionary withdrawal	715,673	—	715,673	46.3%
Total gross	1,171,288	373,612	1,544,900	100.0%
Reinsurance ceded	432	—	432
Total deposit-type funds	$ 1,170,856	$ 373,612	$ 1,544,468
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 6,450,590	$ 8,348,889	$ 14,799,479

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2023	2022
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$ 5,614,663	$ 5,257,699
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	21,314	22,035
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	1,170,436	1,170,856
	6,806,413	6,450,590
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	8,903,291	7,975,277
Exhibit 4, Line 9, Column 1	399,909	373,612
Total	$ 16,109,613	$ 14,799,479

51

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2023
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 1,037,751	$ 1,034,859	$ 1,041,312	$ —	$ —	$ —
Universal life with secondary guarantees	755,070	643,235	1,272,427	—	—	—
Indexed universal life	13,650	13,645	13,721	—	—	—
Indexed universal life with secondary guarantees	1,269,209	1,060,826	1,131,587	—	—	—
Other permanent cash value life insurance	—	1,710,788	2,828,791	—	—	—
Variable universal life	147,867	1,204,568	159,133	1,064,218	—	1,062,279
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	500,217	XXX	XXX	—
Accidental death benefits	XXX	XXX	315	XXX	XXX	—
Disability - active lives	XXX	XXX	32,603	XXX	XXX	—
Disability - disabled lives	XXX	XXX	23,217	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	22,383	XXX	XXX	—
Total gross	3,223,547	5,667,921	7,025,706	1,064,218	—	1,062,279
Reinsurance ceded	—	—	598,211	—	—	—
Total life reserves	$ 3,223,547	$ 5,667,921	$ 6,427,495	$ 1,064,218	$ —	$ 1,062,279

	2022
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 1,070,838	$ 1,070,386	$ 1,076,419	$ —	$ —	$ —
Universal life with secondary guarantees	753,257	631,387	1,232,632	—	—	—
Indexed universal life	13,971	13,964	14,091	—	—	—
Indexed universal life with secondary guarantees	1,091,925	900,498	960,006	—	—	—
Other permanent cash value life insurance	—	1,605,159	2,742,781	—	—	—
Variable universal life	146,649	1,060,788	157,522	922,149	—	919,743
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	505,067	XXX	XXX	—
Accidental death benefits	XXX	XXX	312	XXX	XXX	—
Disability - active lives	XXX	XXX	32,238	XXX	XXX	—
Disability - disabled lives	XXX	XXX	24,493	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	27,773	XXX	XXX	—
Total gross	3,076,640	5,282,182	6,773,334	922,149	—	919,743
Reinsurance ceded	—	—	614,353	—	—	—
Total life reserves	$ 3,076,640	$ 5,282,182	$ 6,158,981	$ 922,149	$ —	$ 919,743

52

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2023	2022
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$ 6,373,096	$ 6,100,454
Exhibit 5, Accidental Death Benefits Section, Total (net)	301	296
Exhibit 5, Disability - Active Lives Section, Total (net)	17,131	16,091
Exhibit 5, Disability - Disabled Lives Section, Total (net)	15,984	16,285
Exhibit 5, Miscellaneous Reserves Section, Total (net)	20,983	25,855
	6,427,495	6,158,981
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,062,279	919,743
	1,062,279	919,743
Total	$ 7,489,774	$ 7,078,724

NOTE 19 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2023		2022
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$ 6,570	$ 24	$ 4,852	$ (118)
Ordinary renewal	47,932	56,700	47,139	59,327
Group life	1	1	1	1
Total	$ 54,503	$ 56,725	$ 51,992	$ 59,210

NOTE 20 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at NAV.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2023, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account. As of December 31, 2023 and 2022, the Company’s Separate Accounts included legally insulated assets of $10,379,450 and $9,286,022, respectively.

The Company does not engage in securities lending transactions within the separate account.

53

NOTE 20 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2023	2022	2021
For the year ended December 31:
Premiums, considerations or deposits	$ 992,717	$ 1,071,230	$ 1,281,793
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$ 10,365,479	$ 9,268,632

Reserves subject to discretionary withdrawal:
At fair value	$ 10,365,479	$ 9,268,632
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$ 10,365,479	$ 9,268,632

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2023	2022	2021
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$ 957,081	$ 1,029,159	$ 1,228,829
Transfers from the separate accounts	(1,444,282)	(1,392,531)	(1,700,163)
Net transfers from the separate accounts	(487,201)	(363,372)	(471,334)
Reconciling adjustments:
Deposit-type contracts assumption reinsurance	—	—	(1)
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$ (487,201)	$ (363,372)	$ (471,335)

NOTE 21 - RECONCILING ITEMS TO ANNUAL STATEMENT

During 2023, the Company reversed an impairment related to a ceded reinsurer previously under rehabilitation (see Note 14). Certain reclassifications have been made to these financial statements from those filed with the Department. The reclassifications detailed below reflect the Summary of Operations impact from the impairment reversal. There was no overall impact to Total Expenses or Surplus as filed.

	As Filed	Reclassification Adjustment	Audited Financial Statements
Change in reserves for life, accident and health policies	$ 647,614	$ (10,948)	$ 636,666
General insurance expenses	578,303	10,948	589,251

During 2022, the Company recorded an adjustment for policy loan income related to an assumption agreement. Certain reclassifications have been made to these financial statements from those filed with the Department. The reclassifications detailed below reflect the Summary of Operations impact from the adjustment. There was no impact to Total Premiums and Other Revenue or Surplus as filed.

	As Filed	Reclassification Adjustment	Audited Financial Statements
Net investment income (including amortization of interest maintenance reserve)	$ 501,104	$ 12,843	$ 513,947
Miscellaneous income *	60,711	(12,843)	47,868

* Reflected on line 8.3 Aggregate write-ins for miscellaneous income in financial statements filed with the Department

54

PART C

OTHER INFORMATION

Item 27.	Exhibits

Exhibit Number			Description of Exhibit
(a)	(1)

Resolution of Board of Directors of Ameritas Variable Life Insurance Company establishing Ameritas Variable Life Insurance Company Separate Account VA-2. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Initial Registration Statement for File No. 333-36507, filed September 26, 1997, EX-99.B1.

https://www.sec.gov/Archives/edgar/data/814848/0000814848-97-000016.txt

(a)	(2)

Resolutions of Board of Directors of Ameritas Life Insurance Corp. authorizing the transfer of Ameritas Variable Life Insurance Company Separate Account VA-2 to Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Initial Registration Statement for File No. 333-142483, filed May 1, 2007, EX-99.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484807000018/medley-exh1b.txt

(b)			Custody Agreements. Not Applicable
(c)	(1)

Fifth Amended and Restated Principal Underwriting and Distribution Agreement. Incorporated by reference to Ameritas Variable Separate Account LLVL Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-233977, filed February 26, 2020, EX.99(c)(1).

https://www.sec.gov/Archives/edgar/data/933094/000093309420000011/principalunderagreement.htm

(c)	(2)

Form of Selling Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement 333-142494 filed on January 28, 2021, EX(c)(2).

https://www.sec.gov/Archives/edgar/data/783402/000078340221000011/ovation_exhibitc2-286.htm

(c)	(3)

Networking Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement 333-142494 filed on January 28, 2021, EX(c)(3).

https://www.sec.gov/Archives/edgar/data/783402/000078340221000011/ovation_exhibitc3-286.htm

(d)	(1)	(A)

Form of Variable Annuity Contract, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.A.1.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4a1compact_policy.htm

(d)	(1)	(B)

Form of Variable Annuity Contract, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.A.2.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4a2ne_policy.htm

(d)	(2)		Form of Policy Riders.
(d)	(2)	(A)

Enhanced Death Benefit Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.B.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000028/ex4b_edbr.htm

(d)	(2)	(B)

Enhanced Death Benefit Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.B.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4b_edbr.htm

(d)	(2)	(C)

Minimum Premium Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.C.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000028/ex4c_mpr.htm

(d)	(2)	(D)

Minimum Premium Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.C.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4c_mpr.htm

(d)	(2)	(E)

No Surrender Charge Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.D.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000028/ex4d_nscr.htm

Exhibit Number			Description of Exhibit
(d)	(2)	(F)

No Surrender Charge Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.D.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4d_nscr.htm

(d)	(2)	(G)

Four-Year Surrender Charge Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.E.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000028/ex4e_4yscr.htm

(d)	(2)	(H)

Four-Year Surrender Charge Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.E.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4e_4yscr.htm

(d)	(2)	(I)

Return of Premium Death Benefit Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.F.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000028/ex4f_ropr.htm

(d)	(2)	(J)

Return of Premium Death Benefit Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.F.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4f_ropr.htm

(d)	(2)	(K)

Step-Up Death Benefit Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.G.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000028/ex4g_sdbr.htm

(d)	(2)	(L)

Step-Up Death Benefit Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.G.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4g_sdbr.htm

(d)	(2)	(M)

GLWB Rider (Waypoint Income Rider), Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.H.1.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4h1compact_lbwr.htm

(d)	(2)	(N)

GLWB Rider (Waypoint Income Rider), Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.H.2.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4h2ne_lbwr.htm

(e)	(1)

Form of Application for Variable Annuity Contract. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-5.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000028/ex5_app.htm

(f)	(1)

Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration Statement No. 333-182090, filed April 22, 2014, EX-99.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484814000012/ovmedley485b-50_ex6a.htm

(f)	(2)

Amended and Restated By-Laws of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 11 to Registration No. 333-206889, filed April 26, 2022, EX-99.4.f2.

https://www.sec.gov/Archives/edgar/data/814848/000081484822000023/directionva_exf2-76.htm

(g)			Reinsurance Agreements. Not applicable.
(h)			Participation Agreements.
(h)	(1)

AB Variable Products Series Fund, Inc. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration Statement No. 333-206889, filed November 25, 2015, EX-8.A.1.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a1.htm

(h)	(2)

AIM/Invesco. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX-99.H1

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-1.txt

Exhibit Number		Description of Exhibit
(h)	(3)

American Funds Insurance Series. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration Statement No. 333-206889, filed November 25, 2015, EX-8.A.4.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a4.htm

(h)	(4)

Calvert Variable Series and Calvert Variable Products. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration Statement No. 333-142483, filed April 18, 2011, EX.99.H(1).

https://www.sec.gov/Archives/edgar/data/814848/000081484811000006/alicmedley485b-32_ex8a.txt

Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 3 to Registration Statement No. 333-205138, filed February 24, 2017, Exhibit 8(a)3.

https://www.sec.gov/Archives/edgar/data/1016274/000117516417000055/advisornoloadva485a_ex8-65.htm

(h)	(5)

Columbia Funds Variable Insurance Trust. Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 1 to Registration Statement No. 333-206889, filed April 29, 2016, Exhibit 8(a)(6).

https://www.sec.gov/Archives/edgar/data/814848/000081484816000091/directionva485b-54_ex8a6.htm

(h)	(6)

Columbia Funds Variable Insurance Trust I. Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 1 to Registration Statement No. 333-206889, filed April 29, 2016, Exhibit 8(a)(7).

https://www.sec.gov/Archives/edgar/data/814848/000081484816000091/directionva485b-54_ex8a7.htm

(h)	(7)

Columbia Funds Variable Series Trust II. Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 1 to Registration Statement No. 333-206889, filed April 29, 2016, Exhibit 8(a)(8).

https://www.sec.gov/Archives/edgar/data/814848/000081484816000091/directionva485b-54_ex8a8.htm

(h)	(8)

DWS Variable Series II. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912, filed November 12, 2008, EX.99.H.1.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/ameradv-exhh1.txt

(h)	(9)

Dreyfus. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration Statement No. 333-142483, filed July 23, 2008, EX-99.H(1).

https://www.sec.gov/Archives/edgar/data/814848/000081484808000034/medley-exh8a.txt

(h)	(10)

Fidelity Variable Insurance Products Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912, filed November 12, 2008, EX.99.H.2.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh2.txt

(h)	(11)

Franklin Templeton. Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151913, filed November 12, 2008 EX.99.H.3.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000065/excelperf-exhh3.txt

(h)	(12)

Ivy Funds. Incorporated by reference to Carillon Life Account Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151914, filed November 12, 2008, EX.99.H.4.

https://www.sec.gov/Archives/edgar/data/948443/000094844308000023/ucexcelperf-h4.txt

(h)	(13)

Janus Aspen Series. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration Statement No. 333-206889, filed November 25, 2015, EX-8.A.12.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a12.htm

(h)	(14)

Lincoln Variable Insurance Products Trust.  Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Post-Effective Amendment No. 10. To Registration Statement No. 333-23986, Filed April 24, 2024, EX.99.H.10.

https://www.sec.gov/Archives/edgar/data/783402/000078340224000015/perfiivul_exh10-44.htm

(h)	(15)

MFS Variable Insurance Trust. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 Initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8C.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(h)	(16)

MFS Variable Insurance Trust II. Incorporated by reference to Carillon Account Form N-4 Initial Registration Statement for File No. 333-197146, filed July 1, 2014, EX-99.8(k).

https://www.sec.gov/Archives/edgar/data/749330/000074933014000017/ex8k.htm

Exhibit Number		Description of Exhibit
(h)	(17)

MFS Variable Insurance Trust III. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration Statement No. 333-206889, filed November 25, 2015, EX-8.A.15.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a15.htm

(h)	(18)

Morgan Stanley. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 Initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8D.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(h)	(19)

Neuberger Berman. Incorporated by reference to Ameritas Variable Separate Account VA Form N-4 Initial Registration Statement for, File No. 333-91670, filed July 1, 2002, EX-99.8d.

https://www.sec.gov/Archives/edgar/data/1175163/000117516302000002/alloc2000aexh8.txt

(h)	(20)

PIMCO. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912, filed November 12, 2008, EX.99.H.3.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh3.txt

(h)	(21)

Putnam Variable Trust. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration Statement No. 333-206889, filed November 25, 2015, EX-8.A.18.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a18.htm

(h)	(22)

T. Rowe Price. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.5.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-5.txt

(h)	(23)

VanEck. Incorporated by reference to Ameritas Variable Separate Account VA Form N-4 Initial Registration Statement for File No. 333-91670, filed July 1, 2002, EX.99.8h.

https://www.sec.gov/Archives/edgar/data/1175163/000117516302000002/alloc2000aexh8.txt

(i)		Administrative Contracts.
(i)	(1)

Fourth Amended and Restated General Administrative Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 11 to Registration No. 333-206889, filed April 26, 2022, EX-99.4.i1.

https://www.sec.gov/Archives/edgar/data/814848/000081484822000023/directionva_exi1-76.htm

(i)	(2)

Service Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement No. 333-151913, filed February 25, 2011, EX. 99.I(1).

https://www.sec.gov/Archives/edgar/data/783402/000078340211000004/alicexcperf485a-17_exi1.txt

(j)		Other Material Contracts: Powers of Attorney. Exhibit (j), filed herein.
(k)		Legal Opinion. Exhibit (k), filed herein.
(l)		Other Opinion. Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit (l), filed herein.
(m)		No Financial Statements are omitted from Item 26.
(n)		Initial Capital Agreements. Not applicable.
(o)		Form of Initial Summary Prospectuses. Not applicable.

Item 28.	Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor

Robert M. Jurgensmeier	Director, Chair, Chief Executive Officer
Susan K. Wilkinson	President & Chief Operating Officer
John S. Dinsdale	Director
L. Javier Fernandez	Director
Ann M. Frohman	Director
Thomas W. Knapp	Director
James R. Krieger	Director
Patricia A. McGuire	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
Bryan E. Slone	Director
Oris R. Stuart, III	Director
Rohit Verma	Director
Ryan C. Beasley	Executive Vice President, Individual
Laura A. Fender	Senior Vice President, Controller
Patrick D. Fleming	Senior Vice President, Group Sales & Distribution
Jeffrey C. Graves	Senior Vice President, Agency & Field Distribution
Kelly J. Halverson	Senior Vice President, Chief Actuary & Underwriting, Individual
Gerald Q. Herbert	Senior Vice President, Risk & Compliance
Brent F. Korte	Senior Vice President, Chief Marketing Officer
Morgan B.S. Lorenzen	Second Vice President, Assistant General Counsel
Brandon M. Mann	Senior Vice President, Wealth Management & Investment Services &
AIC President
Bruce E. Mieth	Senior Vice President, Group Operations
Shreejit R. Nair	Senior Vice President, Chief Information Officer
Christine M. Neighbors	Senior Vice President, General Counsel & Corporate Secretary
April L. Rimpley	Senior Vice President, Human Resources
Tina J. Udell	Senior Vice President, Chief Investment Officer
David A. Voelker	Senior Vice President, Individual Operations
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President, Chief Analytics & Insights Officer
Kelly J. Wieseler	Executive Vice President, Group
Michele X. Wu	Senior Vice President, Chief Financial Officer & Treasurer

*	Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 29.	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Ameritas Investment Company, LLC (NE)	securities broker dealer
Variable Contract Agency, LLC (NE)	insurance agency
Ameritas Advisory Services, LLC (NE)	investment adviser
Ameritas Life Insurance Corp. of New York (NY)	life insurance company

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations.

Ameritas Life Insurance Corp. filed a consolidated financial statement which includes its subsidiaries.

Ownership is 100% by the parent company.

Item 30.	Indemnification

Ameritas Life Insurance Corp.’s By-Laws provide as follows:

Section 9.01. Mandatory Indemnification. (a) Every person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he or she is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful; and (b) To the extent that a Director, Officer, employee or agent of a Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in this section or any action, suit or proceeding by or in the right of the Corporation, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him or her in connection therewith.

Section 9.02. Application of Article. Any indemnification under Section 9.01 or otherwise (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the present or former Director, Officer, employee or agent is proper in the circumstances because he or she has met the applicable standard of conduct set forth in Section 9.01. Such determination shall be made, with respect to a person who is a Director or Officer at the time of such determination (1) by a majority vote of the Directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such Directors designated by majority vote of such Directors, even though less than a quorum, or (3) if there are no such Directors, or if such Directors so direct, by independent legal counsel in a written opinion, or (4) by the shareholders.

Section 9.03. Advance Payment. Expenses (including attorneys’ fees) incurred by any current or former Officer, Director, employee or agent in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such current or former Officer, Director, employee or agent to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this section.

Section 9.04. Other Rights. The indemnification and advancement of expenses provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of shareholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, Officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 9.05. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Corporation, or who is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under the provisions of this Article.

Under the Nebraska Model Business Corporation Act, Ameritas Life Insurance Corp. is required to indemnify a director or officer who was wholly successful in defense of any proceeding to which he or she was a party because of his or her position as a director or officer of the corporation against expenses incurred in connection with the proceeding. Under the Nebraska Model Business Corporation Act, Ameritas Life Insurance Corp. is permitted, but not required, to indemnify a director or officer against liability if the director or officer conducted himself or herself in good faith, and the director or officer reasonably believed, in the case of conduct in an official capacity, that his or her conduct was in the best interests of the corporation, and, in all other cases, that his or her conduct was at least not opposed to the best interests of the corporation, and, in the case of any criminal proceeding, the director or officer had no reasonable cause to believe his or her conduct was unlawful or the director or officer engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the articles of incorporation.

Item 31.	Principal Underwriter

a)	Ameritas Investment Company, LLC ("AIC") serves as the principal underwriter for the variable annuity contracts issued through Ameritas Variable Separate Account VA-2, as well as Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA, Ameritas Life of NY Separate Account VA, and Carillon Account. AIC also serves as the principal underwriter for variable life insurance policies issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.

b)	The following table sets forth certain information regarding the officers and directors of the principal underwriter, AIC.

Name and Principal	Positions and Offices
Business Address*	With Underwriter
Ryan C. Beasley	Director, Chair
Brandon M. Mann	Director, President
Brent F. Korte	Director
Michele X. Wu	Director
Richard A. Berthold	Vice President, Service
Susanne M. Denby	Second Vice President, Sales Supervision
Matthew J. Kinsella	Vice President, Chief Compliance Officer
Jennifer A. Kobza	Vice President, Public Finance
Christine M. Neighbors	Assistant Secretary
Jeremy M. Robson	Vice President, Wealth Management & Investment Services
Tyler Schubauer	Secretary
Maria E. Sherffius	Second Vice President, Compliance
Michael E. Shoemaker	Vice President & Managing Director, Public Finance

* Principal business address: Ameritas Investment Company, LLC, 5900 O Street, Lincoln, Nebraska 68510.

c)	Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Company, LLC	$3,319,563	$0	$0	$1,110,447

(2)+(4)+(5) = Gross variable annuity compensation received by AIC.

(2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 32.	Location of Accounts and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 33.	Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 34.	Fee Representation

Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 24th day of April, 2024.

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2, Registrant

By: /s/ Robert M. Jurgensmeier***
Director, Chair, & Chief Executive Officer
Ameritas Life Insurance Corp.

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ Robert M. Jurgensmeier***
Director, Chair, & Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 24, 2024.

SIGNATURE	TITLE

Robert M. Jurgensmeier***	Director, Chair, Chief Executive Officer
Susan K. Wilkinson ***	President & Chief Operating Officer
John S. Dinsdale *	Director
L. Javier Fernandez **	Director
Ann M. Frohman *	Director
Thomas W. Knapp *	Director
James R. Krieger *	Director
Patricia A. McGuire *	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
Bryan E. Slone *	Director
Oris R. Stuart, III *	Director
Rohit Verma *	Director
Ryan C. Beasley *	Executive Vice President, Individual
Michele X. Wu ***	Senior Vice President, Chief Financial Officer & Treasurer
Laura A. Fender *	Senior Vice President, Controller
Christine M. Neighbors *	Senior Vice President, General Counsel & Corporate Secretary

/s/ Morgan B.S. Lorenzen
Morgan B.S. Lorenzen	Second Vice President, Assistant General Counsel

*	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of September 12, 2022.
**	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of September 16, 2022.
***	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of January 10, 2024.

Exhibit Index

Exhibit

(j)	Other Material Contracts: Powers of Attorney
(k)	Legal Opinion
(l)	Consents of Independent Auditors and Independent Registered Public Accounting Firm